FINANCIAL STATEMENTS

SBL Variable Annuity Account XIV

Year Ended December 31, 2023

With Report of Independent Registered Public Accounting Firm

SBL Variable Annuity Account XIV

Financial Statements

Year Ended December 31, 2023

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Security Benefit Life Insurance Company and Contract Owners of SBL Variable Annuity Account XIV

Opinion on the Financial Statements

We have audited the accompanying statement of net assets of each of the subaccounts listed in the Appendix that comprise SBL Variable Annuity Account XIV (the Separate Account), as of December 31, 2023 and the related statements of operations and changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2023, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Separate Account’s auditor since 2000.

Kansas City, Missouri

April 26, 2024

Appendix

Subaccounts listed that comprising SBL Variable Annuity Account XIV

Subaccounts	Statements of operations and changes in net assets
AB VPS Discovery Value Portfolio	For each of the two years in the period ended December 31, 2023

AB VPS Dynamic Asset Allocation	For each of the two years in the period ended December 31, 2023

AB VPS Relative Value Portfolio	For each of the two years in the period ended December 31, 2023

AB VPS Sustainable Global Thematic Growth	For each of the two years in the period ended December 31, 2023

AFIS Capital World Growth and Income	For each of the two years in the period ended December 31, 2023

AFIS U.S. Government Securities	For each of the two years in the period ended December 31, 2023

AFIS Washington Mutual Investors	For each of the two years in the period ended December 31, 2023

Alger Capital Appreciation	For each of the two years in the period ended December 31, 2023

Alger Large Cap Growth	For the year ended December 31, 2023 and the period from June 3, 2022 (commencement of operations) through December 31, 2022

Allspring Growth	For each of the two years in the period ended December 31, 2023

Allspring International Equity VT	For each of the two years in the period ended December 31, 2023

Allspring Large Cap Core	For each of the two years in the period ended December 31, 2023

Allspring Opportunity	For each of the two years in the period ended December 31, 2023

Allspring Opportunity VT	For each of the two years in the period ended December 31, 2023

Allspring Small Company Value	For each of the two years in the period ended December 31, 2023

Allspring VT Discovery All Cap Growth Fund	For each of the two years in the period ended December 31, 2023

ALPS/Alerian Energy Infrastructure	For each of the two years in the period ended December 31, 2023

American Century Diversified Bond	For each of the two years in the period ended December 31, 2023

American Century Equity Income	For each of the two years in the period ended December 31, 2023

American Century Heritage	For each of the two years in the period ended December 31, 2023

American Century International Bond	For each of the two years in the period ended December 31, 2023

American Century International Growth	For each of the two years in the period ended December 31, 2023

American Century Select	For each of the two years in the period ended December 31, 2023

American Century Strategic Allocation: Aggressive	For each of the two years in the period ended December 31, 2023

Subaccounts	Statements of operations and changes in net assets
American Century Strategic Allocation: Conservative	For each of the two years in the period ended December 31, 2023

American Century Strategic Allocation: Moderate	For each of the two years in the period ended December 31, 2023

American Century Ultra®	For each of the two years in the period ended December 31, 2023

American Century VP Disciplined Core Value	For each of the two years in the period ended December 31, 2023

American Century VP Inflation Protection	For each of the two years in the period ended December 31, 2023

American Century VP International	For each of the two years in the period ended December 31, 2023

American Century VP Mid Cap Value	For each of the two years in the period ended December 31, 2023

American Century VP Ultra®	For each of the two years in the period ended December 31, 2023

American Century VP Value	For each of the two years in the period ended December 31, 2023

American Funds IS® Asset Allocation	For each of the two years in the period ended December 31, 2023

American Funds IS® Capital World Bond	For each of the two years in the period ended December 31, 2023

American Funds IS® Global Growth	For each of the two years in the period ended December 31, 2023

American Funds IS® Global Small Capitalization	For each of the two years in the period ended December 31, 2023

American Funds IS® Growth	For each of the two years in the period ended December 31, 2023

American Funds IS® Growth-Income	For each of the two years in the period ended December 31, 2023

American Funds IS® International	For each of the two years in the period ended December 31, 2023

American Funds IS® International Growth and Income	For each of the two years in the period ended December 31, 2023

American Funds IS® Mortgage	For each of the two years in the period ended December 31, 2023

American Funds IS® New World	For each of the two years in the period ended December 31, 2023

AMG River Road Mid Cap Value	For each of the two years in the period ended December 31, 2023

Ariel®	For each of the two years in the period ended December 31, 2023

Baron Asset	For each of the two years in the period ended December 31, 2023

BlackRock Advantage Large Cap Core V.I.	For each of the two years in the period ended December 31, 2023

BlackRock Advantage Small Cap Growth	For each of the two years in the period ended December 31, 2023

BlackRock Basic Value V.I.	For each of the two years in the period ended December 31, 2023

BlackRock Capital Appreciation V.I.	For each of the two years in the period ended December 31, 2023

BlackRock Equity Dividend	For each of the two years in the period ended December 31, 2023

Subaccounts	Statements of operations and changes in net assets
BlackRock Equity Dividend V.I.	For each of the two years in the period ended December 31, 2023

BlackRock Global Allocation	For each of the two years in the period ended December 31, 2023

BlackRock Global Allocation V.I.	For each of the two years in the period ended December 31, 2023

BlackRock High Yield V.I.	For each of the two years in the period ended December 31, 2023

BlackRock International Dividend	For each of the two years in the period ended December 31, 2023

BlackRock Large Cap Focus Growth V.I.	For each of the two years in the period ended December 31, 2023

BNY Mellon Appreciation	For each of the two years in the period ended December 31, 2023

BNY Mellon Dynamic Value	For each of the two years in the period ended December 31, 2023

BNY Mellon IP MidCap Stock	For each of the two years in the period ended December 31, 2023

BNY Mellon IP Small Cap Stock Index	For each of the two years in the period ended December 31, 2023

BNY Mellon IP Technology Growth	For each of the two years in the period ended December 31, 2023

BNY Mellon Opportunistic Midcap Value	For each of the two years in the period ended December 31, 2023

BNY Mellon Stock Index	For each of the two years in the period ended December 31, 2023

BNY Mellon VIF Appreciation	For each of the two years in the period ended December 31, 2023

Calamos® Growth	For each of the two years in the period ended December 31, 2023

Calamos® Growth and Income	For each of the two years in the period ended December 31, 2023

Calamos® High Income Opportunities	For each of the two years in the period ended December 31, 2023

ClearBridge Small Cap Growth	For each of the two years in the period ended December 31, 2023

ClearBridge Variable Aggressive Growth	For each of the two years in the period ended December 31, 2023

ClearBridge Variable Small Cap Growth	For each of the two years in the period ended December 31, 2023

Delaware Ivy Asset Strategy	For each of the two years in the period ended December 31, 2023

Delaware Ivy VIP Asset Strategy	For each of the two years in the period ended December 31, 2023

Delaware Ivy VIP Balanced	For each of the two years in the period ended December 31, 2023

Delaware Ivy VIP Core Equity	For each of the two years in the period ended December 31, 2023

Delaware Ivy VIP Energy	For each of the two years in the period ended December 31, 2023

Delaware Ivy VIP Global Growth	For each of the two years in the period ended December 31, 2023

Delaware Ivy VIP Growth	For each of the two years in the period ended December 31, 2023

Subaccounts	Statements of operations and changes in net assets
Delaware Ivy VIP High Income	For each of the two years in the period ended December 31, 2023

Delaware Ivy VIP International Core Equity	For each of the two years in the period ended December 31, 2023

Delaware Ivy VIP Limited-Term Bond	For each of the two years in the period ended December 31, 2023

Delaware Ivy VIP Mid Cap Growth	For each of the two years in the period ended December 31, 2023

Delaware Ivy VIP Natural Resources	For each of the two years in the period ended December 31, 2023

Delaware Ivy VIP Science And Technology	For each of the two years in the period ended December 31, 2023

Delaware Ivy VIP Small Cap Growth	For each of the two years in the period ended December 31, 2023

Delaware Ivy VIP Smid Cap Core	For each of the two years in the period ended December 31, 2023

Delaware Ivy VIP Value	For each of the two years in the period ended December 31, 2023

Delaware VIP Global Equity	For each of the two years in the period ended December 31, 2023

Delaware VIP Real Estate Securities	For each of the two years in the period ended December 31, 2023

Dimensional VA Equity Allocation	For each of the two years in the period ended December 31, 2023

Dimensional VA Global Bond Portfolio	For each of the two years in the period ended December 31, 2023

Dimensional VA Global Moderate Allocation	For each of the two years in the period ended December 31, 2023

Dimensional VA International Small Portfolio	For each of the two years in the period ended December 31, 2023

Dimensional VA International Value Portfolio	For each of the two years in the period ended December 31, 2023

Dimensional VA Short-Term Fixed Portfolio	For each of the two years in the period ended December 31, 2023

Dimensional VA U.S. Large Value Portfolio	For each of the two years in the period ended December 31, 2023

Dimensional VA U.S. Targeted Value Portfolio	For each of the two years in the period ended December 31, 2023

DWS Capital Growth VIP	For each of the two years in the period ended December 31, 2023

DWS Core Equity VIP	For each of the two years in the period ended December 31, 2023

DWS CROCI® U.S. VIP	For each of the two years in the period ended December 31, 2023

DWS Global Small Cap VIP	For each of the two years in the period ended December 31, 2023

DWS High Income VIP	For each of the two years in the period ended December 31, 2023

DWS International Growth VIP	For each of the two years in the period ended December 31, 2023

DWS Small Mid Cap Value VIP	For each of the two years in the period ended December 31, 2023

Eaton Vance VT Floating-Rate Income	For each of the two years in the period ended December 31, 2023

Subaccounts	Statements of operations and changes in net assets
Federated Hermes Corporate Bond	For each of the two years in the period ended December 31, 2023

Federated Hermes Fund for U.S. Government Securities II	For each of the two years in the period ended December 31, 2023

Federated Hermes High Income Bond II	For each of the two years in the period ended December 31, 2023

Fidelity® Advisor Dividend Growth	For each of the two years in the period ended December 31, 2023

Fidelity® Advisor International Capital Appreciation	For each of the two years in the period ended December 31, 2023

Fidelity® Advisor Leveraged Company Stock	For each of the two years in the period ended December 31, 2023

Fidelity® Advisor New Insights	For each of the two years in the period ended December 31, 2023

Fidelity® Advisor Real Estate	For each of the two years in the period ended December 31, 2023

Fidelity® Advisor Stock Selector Mid Cap	For each of the two years in the period ended December 31, 2023

Fidelity® Advisor Value Strategies	For each of the two years in the period ended December 31, 2023

Fidelity® VIP Balanced	For each of the two years in the period ended December 31, 2023

Fidelity® VIP Contrafund	For each of the two years in the period ended December 31, 2023

Fidelity® VIP Disciplined Small Cap	For each of the two years in the period ended December 31, 2023

Fidelity® VIP Emerging Markets	For each of the two years in the period ended December 31, 2023

Fidelity® VIP Equity-Income	For each of the two years in the period ended December 31, 2023

Fidelity® VIP Growth & Income	For each of the two years in the period ended December 31, 2023

Fidelity® VIP Growth Opportunities	For each of the two years in the period ended December 31, 2023

Fidelity® VIP High Income	For each of the two years in the period ended December 31, 2023

Fidelity® VIP Index 500	For each of the two years in the period ended December 31, 2023

Fidelity® VIP Investment Grade Bond	For each of the two years in the period ended December 31, 2023

Fidelity® VIP Mid Cap	For each of the two years in the period ended December 31, 2023

Fidelity® VIP Overseas	For each of the two years in the period ended December 31, 2023

Fidelity® VIP Real Estate	For each of the two years in the period ended December 31, 2023

Fidelity® VIP Strategic Income	For each of the two years in the period ended December 31, 2023

Franklin Allocation VIP Fund	For each of the two years in the period ended December 31, 2023

Franklin DynaTech VIP	For each of the two years in the period ended December 31, 2023

Franklin Growth and Income VIP Fund	For each of the two years in the period ended December 31, 2023

Subaccounts	Statements of operations and changes in net assets
Franklin Income VIP Fund	For each of the two years in the period ended December 31, 2023

Franklin Large Cap Growth VIP Fund	For each of the two years in the period ended December 31, 2023

Franklin Mutual Global Discovery VIP Fund	For each of the two years in the period ended December 31, 2023

Franklin Mutual Shares VIP Fund	For each of the two years in the period ended December 31, 2023

Franklin Rising Dividends VIP Fund	For each of the two years in the period ended December 31, 2023

Franklin Small Cap Value VIP Fund	For each of the two years in the period ended December 31, 2023

Franklin Small-Mid Cap Growth VIP Fund	For each of the two years in the period ended December 31, 2023

Franklin Strategic Income VIP Fund	For each of the two years in the period ended December 31, 2023

Franklin U.S. Government Securities VIP Fund	For each of the two years in the period ended December 31, 2023

Goldman Sachs Emerging Markets Equity	For each of the two years in the period ended December 31, 2023

Goldman Sachs Government Income	For each of the two years in the period ended December 31, 2023

Goldman Sachs VIT International Equity Insights	For each of the two years in the period ended December 31, 2023

Goldman Sachs VIT Large Cap Value	For each of the two years in the period ended December 31, 2023

Goldman Sachs VIT Mid Cap Growth Fund	For each of the two years in the period ended December 31, 2023

Goldman Sachs VIT Mid Cap Value	For each of the two years in the period ended December 31, 2023

Goldman Sachs VIT Small Cap Equity Insights	For each of the two years in the period ended December 31, 2023

Goldman Sachs VIT Strategic Growth	For each of the two years in the period ended December 31, 2023

Guggenheim Alpha Opportunity	For each of the two years in the period ended December 31, 2023

Guggenheim Core Bond	For each of the two years in the period ended December 31, 2023

Guggenheim Floating Rate Strategies	For each of the two years in the period ended December 31, 2023

Guggenheim High Yield	For each of the two years in the period ended December 31, 2023

Guggenheim Large Cap Value	For each of the two years in the period ended December 31, 2023

Guggenheim Long Short Equity	For each of the two years in the period ended December 31, 2023

Guggenheim Macro Opportunities	For each of the two years in the period ended December 31, 2023

Guggenheim Managed Futures Strategy	For each of the two years in the period ended December 31, 2023

Guggenheim Multi-Hedge Strategies	For each of the two years in the period ended December 31, 2023

Guggenheim Small Cap Value	For each of the two years in the period ended December 31, 2023

Subaccounts	Statements of operations and changes in net assets
Guggenheim SMid Cap Value	For each of the two years in the period ended December 31, 2023

Guggenheim StylePlus Large Core	For each of the two years in the period ended December 31, 2023

Guggenheim StylePlus Mid Growth	For each of the two years in the period ended December 31, 2023

Guggenheim Total Return Bond	For each of the two years in the period ended December 31, 2023

Guggenheim VIF All Cap Value	For each of the two years in the period ended December 31, 2023

Guggenheim VIF Alpha Opportunity	For each of the two years in the period ended December 31, 2023

Guggenheim VIF Floating Rate Strategies	For each of the two years in the period ended December 31, 2023

Guggenheim VIF Global Managed Futures Strategy	For each of the two years in the period ended December 31, 2023

Guggenheim VIF High Yield	For each of the two years in the period ended December 31, 2023

Guggenheim VIF Large Cap Value	For each of the two years in the period ended December 31, 2023

Guggenheim VIF Long Short Equity	For each of the two years in the period ended December 31, 2023

Guggenheim VIF Managed Asset Allocation	For each of the two years in the period ended December 31, 2023

Guggenheim VIF Multi-Hedge Strategies	For each of the two years in the period ended December 31, 2023

Guggenheim VIF Small Cap Value	For each of the two years in the period ended December 31, 2023

Guggenheim VIF SMid Cap Value	For each of the two years in the period ended December 31, 2023

Guggenheim VIF StylePlus Large Core	For each of the two years in the period ended December 31, 2023

Guggenheim VIF StylePlus Large Growth	For each of the two years in the period ended December 31, 2023

Guggenheim VIF StylePlus Mid Growth	For each of the two years in the period ended December 31, 2023

Guggenheim VIF StylePlus Small Growth	For each of the two years in the period ended December 31, 2023

Guggenheim VIF Total Return Bond	For each of the two years in the period ended December 31, 2023

Guggenheim VIF World Equity Income	For each of the two years in the period ended December 31, 2023

Guggenheim World Equity Income	For each of the two years in the period ended December 31, 2023

Invesco American Franchise	For each of the two years in the period ended December 31, 2023

Invesco Comstock	For each of the two years in the period ended December 31, 2023

Invesco Developing Markets	For each of the two years in the period ended December 31, 2023

Invesco Discovery	For each of the two years in the period ended December 31, 2023

Invesco Discovery Mid Cap Growth	For each of the two years in the period ended December 31, 2023

Subaccounts	Statements of operations and changes in net assets
Invesco Energy	For each of the two years in the period ended December 31, 2023

Invesco Equity and Income	For each of the two years in the period ended December 31, 2023

Invesco Global	For each of the two years in the period ended December 31, 2023

Invesco Gold & Special Minerals	For each of the two years in the period ended December 31, 2023

Invesco Main Street Mid Cap	For each of the two years in the period ended December 31, 2023

Invesco Oppenheimer V.I. International Growth Fund	For each of the two years in the period ended December 31, 2023

Invesco Small Cap Growth	For each of the two years in the period ended December 31, 2023

Invesco Technology	For each of the two years in the period ended December 31, 2023

Invesco V.I. American Franchise Series I	For each of the two years in the period ended December 31, 2023

Invesco V.I. American Franchise Series II	For each of the two years in the period ended December 31, 2023

Invesco V.I. American Value	For each of the two years in the period ended December 31, 2023

Invesco V.I. Balanced-Risk Allocation	For each of the two years in the period ended December 31, 2023

Invesco V.I. Comstock	For each of the two years in the period ended December 31, 2023

Invesco V.I. Core Equity	For each of the two years in the period ended December 31, 2023

Invesco V.I. Core Plus Bond	For the year ended December 31, 2023 and the period from April 29, 2022 (commencement of operations) through December 31, 2022

Invesco V.I. Discovery Mid Cap Growth	For each of the two years in the period ended December 31, 2023

Invesco V.I. Equally-Weighted S&P 500	For the year ended December 31, 2023 and the period from April 29, 2022 (commencement of operations) through December 31, 2022

Invesco V.I. Equity and Income	For each of the two years in the period ended December 31, 2023

Invesco V.I. EVQ International Equity Fund	For each of the two years in the period ended December 31, 2023

Invesco V.I. Global	For each of the two years in the period ended December 31, 2023

Invesco V.I. Global Core Equity	For each of the two years in the period ended December 31, 2023

Invesco V.I. Global Real Estate Series I	For each of the two years in the period ended December 31, 2023

Invesco V.I. Global Real Estate Series II	For each of the two years in the period ended December 31, 2023

Invesco V.I. Global Strategic Income	For each of the two years in the period ended December 31, 2023

Invesco V.I. Government Money Market	For each of the two years in the period ended December 31, 2023

Invesco V.I. Government Securities	For each of the two years in the period ended December 31, 2023

Subaccounts	Statements of operations and changes in net assets
Invesco V.I. Growth and Income	For each of the two years in the period ended December 31, 2023

Invesco V.I. Health Care Series I	For each of the two years in the period ended December 31, 2023

Invesco V.I. Health Care Series II	For each of the two years in the period ended December 31, 2023

Invesco V.I. Main Street Mid Cap Fund®	For each of the two years in the period ended December 31, 2023

Invesco V.I. Main Street Small Cap Fund®	For each of the two years in the period ended December 31, 2023

Invesco V.I. Small Cap Equity	For each of the two years in the period ended December 31, 2023

Invesco Value Opportunities	For each of the two years in the period ended December 31, 2023

Janus Henderson Adaptive Risk Managed U.S. Equity	For each of the two years in the period ended December 31, 2023

Janus Henderson Mid Cap Value	For each of the two years in the period ended December 31, 2023

Janus Henderson Overseas	For each of the two years in the period ended December 31, 2023

Janus Henderson VIT Enterprise	For each of the two years in the period ended December 31, 2023

Janus Henderson VIT Mid Cap Value	For each of the two years in the period ended December 31, 2023

Janus Henderson VIT Overseas	For each of the two years in the period ended December 31, 2023

Janus Henderson VIT Research	For each of the two years in the period ended December 31, 2023

Lord Abbett Series Bond-Debenture VC	For each of the two years in the period ended December 31, 2023

Lord Abbett Series Developing Growth VC	For each of the two years in the period ended December 31, 2023

Lord Abbett Series Dividend Growth VC	For each of the two years in the period ended December 31, 2023

Lord Abbett Series Growth Opportunities VC	For each of the two years in the period ended December 31, 2023

Lord Abbett Series Mid Cap Stock VC	For each of the two years in the period ended December 31, 2023

Lord Abbett Series Total Return VC	For each of the two years in the period ended December 31, 2023

LVIP JPMorgan Core Bond Fund	For each of the two years in the period ended December 31, 2023

LVIP JPMorgan Small Cap Core Fund	For each of the two years in the period ended December 31, 2023

LVIP JPMorgan US Equity Fund	For each of the two years in the period ended December 31, 2023

MFS® VIT Emerging Markets Equity	For each of the two years in the period ended December 31, 2023

MFS® VIT Global Tactical Allocation	For each of the two years in the period ended December 31, 2023

MFS® VIT High Yield	For each of the two years in the period ended December 31, 2023

MFS® VIT II MA Investors Growth Stock	For each of the two years in the period ended December 31, 2023

Subaccounts	Statements of operations and changes in net assets
MFS® VIT II Research International	For each of the two years in the period ended December 31, 2023

MFS® VIT International Intrinsic Value	For each of the two years in the period ended December 31, 2023

MFS® VIT Investors Trust	For each of the two years in the period ended December 31, 2023

MFS® VIT New Discovery	For each of the two years in the period ended December 31, 2023

MFS® VIT Research	For each of the two years in the period ended December 31, 2023

MFS® VIT Total Return	For each of the two years in the period ended December 31, 2023

MFS® VIT Total Return Bond	For each of the two years in the period ended December 31, 2023

MFS® VIT Utilities	For each of the two years in the period ended December 31, 2023

Morgan Stanley VIF Emerging Markets Debt	For each of the two years in the period ended December 31, 2023

Morgan Stanley VIF Emerging Markets Equity	For each of the two years in the period ended December 31, 2023

Morningstar Aggressive Growth ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2023

Morningstar Balanced ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2023

Morningstar Conservative ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2023

Morningstar Growth ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2023

Morningstar Income and Growth ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2023

Neuberger Berman AMT Sustainable Equity I	For each of the two years in the period ended December 31, 2023

Neuberger Berman AMT Sustainable Equity S	For each of the two years in the period ended December 31, 2023

Neuberger Berman Core Bond	For each of the two years in the period ended December 31, 2023

Neuberger Berman Large Cap Value	For each of the two years in the period ended December 31, 2023

Neuberger Berman Sustainable Equity	For each of the two years in the period ended December 31, 2023

North Square Spectrum Alpha	For each of the two years in the period ended December 31, 2023

Northern Global Tactical Asset Allocation	For each of the two years in the period ended December 31, 2023

Northern Large Cap Core	For each of the two years in the period ended December 31, 2023

Northern Large Cap Value	For each of the two years in the period ended December 31, 2023

PGIM Focused Growth	For each of the two years in the period ended December 31, 2023

PGIM Jennison Mid-Cap Growth	For each of the two years in the period ended December 31, 2023

PGIM Jennison Natural Resources	For each of the two years in the period ended December 31, 2023

Subaccounts	Statements of operations and changes in net assets
PGIM Jennison Small Company	For each of the two years in the period ended December 31, 2023

PGIM Quant Solutions Small-Cap Value	For each of the two years in the period ended December 31, 2023

PIMCO All Asset	For each of the two years in the period ended December 31, 2023

PIMCO Commodity Real Return Strategy	For each of the two years in the period ended December 31, 2023

PIMCO Emerging Markets Bond	For each of the two years in the period ended December 31, 2023

PIMCO High Yield	For each of the two years in the period ended December 31, 2023

PIMCO International Bond (U.S. Dollar-Hedged)	For each of the two years in the period ended December 31, 2023

PIMCO Low Duration	For each of the two years in the period ended December 31, 2023

PIMCO Real Return	For each of the two years in the period ended December 31, 2023

PIMCO StocksPLUS® Small Fund	For each of the two years in the period ended December 31, 2023

PIMCO Total Return	For each of the two years in the period ended December 31, 2023

PIMCO VIT All Asset Administrative	For each of the two years in the period ended December 31, 2023

PIMCO VIT All Asset Advisor	For each of the two years in the period ended December 31, 2023

PIMCO VIT CommodityRealReturn Strategy Administrative	For each of the two years in the period ended December 31, 2023

PIMCO VIT CommodityRealReturn Strategy Advisor	For each of the two years in the period ended December 31, 2023

PIMCO VIT Emerging Markets Bond	For each of the two years in the period ended December 31, 2023

PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	For each of the two years in the period ended December 31, 2023

PIMCO VIT Global Managed Asset Allocation	For each of the two years in the period ended December 31, 2023

PIMCO VIT High Yield	For each of the two years in the period ended December 31, 2023

PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	For each of the two years in the period ended December 31, 2023

PIMCO VIT International Bond Portfolio (Unhedged)	For each of the two years in the period ended December 31, 2023

PIMCO VIT Low Duration Administrative	For each of the two years in the period ended December 31, 2023

PIMCO VIT Low Duration Advisor	For each of the two years in the period ended December 31, 2023

PIMCO VIT Real Return Administrative	For each of the two years in the period ended December 31, 2023

PIMCO VIT Real Return Advisor	For each of the two years in the period ended December 31, 2023

PIMCO VIT Short-Term	For each of the two years in the period ended December 31, 2023

PIMCO VIT Total Return Administrative	For each of the two years in the period ended December 31, 2023

Subaccounts	Statements of operations and changes in net assets
PIMCO VIT Total Return Advisor	For each of the two years in the period ended December 31, 2023

Pioneer Bond VCT	For each of the two years in the period ended December 31, 2023

Pioneer Equity Income VCT	For each of the two years in the period ended December 31, 2023

Pioneer High Yield VCT	For each of the two years in the period ended December 31, 2023

Pioneer Real Estate Shares VCT	For the period from January 1, 2023 through April 28, 2023 (closing of operations) and the year ended December 31, 2022

Pioneer Strategic Income	For each of the two years in the period ended December 31, 2023

Pioneer Strategic Income VCT	For each of the two years in the period ended December 31, 2023

Putnam VY Core Equity Fund	For each of the two years in the period ended December 31, 2023

Putnam VT Diversified Income	For each of the two years in the period ended December 31, 2023

Putnam VT Global Asset Allocation	For each of the two years in the period ended December 31, 2023

Putnam VT High Yield	For each of the two years in the period ended December 31, 2023

Putnam VT Income	For each of the two years in the period ended December 31, 2023

utnam VT Large Cap Growth Fund	For each of the two years in the period ended December 31, 2023

Putnam VT Large Cap Value	For each of the two years in the period ended December 31, 2023

Putnam VT Multi-Asset Absolute Return	For the period from January 1, 2023 through April 21, 2023 (closing of operations) and the year ended December 31, 2022

Putnam VT Small Cap Growth	For each of the two years in the period ended December 31, 2023

Putnam VT Small Cap Value	For each of the two years in the period ended December 31, 2023

Redwood Managed Volatility	For each of the two years in the period ended December 31, 2023

Royce Micro-Cap	For each of the two years in the period ended December 31, 2023

Royce Small-Cap Opportunity	For each of the two years in the period ended December 31, 2023

Royce Small-Cap Value	For each of the two years in the period ended December 31, 2023

Rydex VIF Banking	For each of the two years in the period ended December 31, 2023

Rydex VIF Basic Materials	For each of the two years in the period ended December 31, 2023

Rydex VIF Biotechnology	For each of the two years in the period ended December 31, 2023

Rydex VIF Commodities Strategy	For each of the two years in the period ended December 31, 2023

Rydex VIF Consumer Products	For each of the two years in the period ended December 31, 2023

Subaccounts	Statements of operations and changes in net assets
Rydex VIF Dow 2x Strategy	For each of the two years in the period ended December 31, 2023

Rydex VIF Electronics	For each of the two years in the period ended December 31, 2023

Rydex VIF Energy	For each of the two years in the period ended December 31, 2023

Rydex VIF Energy Services	For each of the two years in the period ended December 31, 2023

Rydex VIF Europe 1.25x Strategy	For each of the two years in the period ended December 31, 2023

Rydex VIF Financial Services	For each of the two years in the period ended December 31, 2023

Rydex VIF Government Long Bond 1.2x Strategy	For each of the two years in the period ended December 31, 2023

Rydex VIF Health Care	For each of the two years in the period ended December 31, 2023

Rydex VIF High Yield Strategy	For each of the two years in the period ended December 31, 2023

Rydex VIF Internet	For each of the two years in the period ended December 31, 2023

Rydex VIF Inverse Dow 2x Strategy	For each of the two years in the period ended December 31, 2023

Rydex VIF Inverse Government Long Bond Strategy	For each of the two years in the period ended December 31, 2023

Rydex VIF Inverse Mid-Cap Strategy	For each of the two years in the period ended December 31, 2023

Rydex VIF Inverse NASDAQ-100® Strategy	For each of the two years in the period ended December 31, 2023

Rydex VIF Inverse Russell 2000® Strategy	For each of the two years in the period ended December 31, 2023

Rydex VIF Inverse S&P 500 Strategy	For each of the two years in the period ended December 31, 2023

Rydex VIF Japan 2x Strategy	For each of the two years in the period ended December 31, 2023

Rydex VIF Leisure	For each of the two years in the period ended December 31, 2023

Rydex VIF Mid-Cap 1.5x Strategy	For each of the two years in the period ended December 31, 2023

Rydex VIF Money Market	For each of the two years in the period ended December 31, 2023

Rydex VIF NASDAQ-100®	For each of the two years in the period ended December 31, 2023

Rydex VIF NASDAQ-100® 2x Strategy	For each of the two years in the period ended December 31, 2023

Rydex VIF Nova	For each of the two years in the period ended December 31, 2023

Rydex VIF Precious Metals	For each of the two years in the period ended December 31, 2023

Rydex VIF Real Estate	For each of the two years in the period ended December 31, 2023

Rydex VIF Retailing	For each of the two years in the period ended December 31, 2023

Rydex VIF Russell 2000® 1.5x Strategy	For each of the two years in the period ended December 31, 2023

Subaccounts	Statements of operations and changes in net assets
Rydex VIF Russell 2000® 2x Strategy	For each of the two years in the period ended December 31, 2023

Rydex VIF S&P 500 2x Strategy	For each of the two years in the period ended December 31, 2023

Rydex VIF S&P 500 Pure Growth	For each of the two years in the period ended December 31, 2023

Rydex VIF S&P 500 Pure Value	For each of the two years in the period ended December 31, 2023

Rydex VIF S&P MidCap 400 Pure Growth	For each of the two years in the period ended December 31, 2023

Rydex VIF S&P MidCap 400 Pure Value	For each of the two years in the period ended December 31, 2023

Rydex VIF S&P SmallCap 600 Pure Growth	For each of the two years in the period ended December 31, 2023

Rydex VIF S&P SmallCap 600 Pure Value	For each of the two years in the period ended December 31, 2023

Rydex VIF Strengthening Dollar 2x Strategy	For each of the two years in the period ended December 31, 2023

Rydex VIF Technology	For each of the two years in the period ended December 31, 2023

Rydex VIF Telecommunications	For each of the two years in the period ended December 31, 2023

Rydex VIF Transportation	For each of the two years in the period ended December 31, 2023

Rydex VIF Utilities	For each of the two years in the period ended December 31, 2023

Rydex VIF Weakening Dollar 2x Strategy	For each of the two years in the period ended December 31, 2023

T. Rowe Price Blue Chip Growth	For each of the two years in the period ended December 31, 2023

T. Rowe Price Capital Appreciation	For each of the two years in the period ended December 31, 2023

T. Rowe Price Equity Income	For each of the two years in the period ended December 31, 2023

T. Rowe Price Growth Stock	For each of the two years in the period ended December 31, 2023

T. Rowe Price Health Sciences	For each of the two years in the period ended December 31, 2023

T. Rowe Price Limited-Term Bond	For each of the two years in the period ended December 31, 2023

T. Rowe Price Retirement 2010	For each of the two years in the period ended December 31, 2023

T. Rowe Price Retirement 2015	For each of the two years in the period ended December 31, 2023

T. Rowe Price Retirement 2020	For each of the two years in the period ended December 31, 2023

T. Rowe Price Retirement 2025	For each of the two years in the period ended December 31, 2023

T. Rowe Price Retirement 2030	For each of the two years in the period ended December 31, 2023

T. Rowe Price Retirement 2035	For each of the two years in the period ended December 31, 2023

T. Rowe Price Retirement 2040	For each of the two years in the period ended December 31, 2023

Subaccounts	Statements of operations and changes in net assets
T. Rowe Price Retirement 2045	For each of the two years in the period ended December 31, 2023

T. Rowe Price Retirement 2050	For each of the two years in the period ended December 31, 2023

T. Rowe Price Retirement 2055	For each of the two years in the period ended December 31, 2023

T. Rowe Price Retirement Balanced	For each of the two years in the period ended December 31, 2023

Templeton Developing Markets VIP Fund	For each of the two years in the period ended December 31, 2023

Templeton Foreign VIP Fund	For each of the two years in the period ended December 31, 2023

Templeton Global Bond VIP Fund	For each of the two years in the period ended December 31, 2023

Templeton Growth VIP Fund	For each of the two years in the period ended December 31, 2023

Third Avenue Value	For each of the two years in the period ended December 31, 2023

TOPS® Aggressive Growth ETF	For each of the two years in the period ended December 31, 2023

TOPS® Balanced ETF	For each of the two years in the period ended December 31, 2023

TOPS® Conservative ETF	For each of the two years in the period ended December 31, 2023

TOPS® Growth ETF	For each of the two years in the period ended December 31, 2023

TOPS® Managed Risk Balanced ETF	For each of the two years in the period ended December 31, 2023

TOPS® Managed Risk Moderate Growth ETF	For each of the two years in the period ended December 31, 2023

TOPS® Moderate Growth ETF	For each of the two years in the period ended December 31, 2023

VanEck VIP Global Gold	For each of the two years in the period ended December 31, 2023

VanEck VIP Global Resources	For each of the two years in the period ended December 31, 2023

Vanguard® VIF Balanced	For each of the two years in the period ended December 31, 2023

Vanguard® VIF Capital Growth	For each of the two years in the period ended December 31, 2023

Vanguard® VIF Conservative Allocation	For each of the two years in the period ended December 31, 2023

Vanguard® VIF Diversified Value	For each of the two years in the period ended December 31, 2023

Vanguard® VIF Equity Income	For each of the two years in the period ended December 31, 2023

Vanguard® VIF Equity Index	For each of the two years in the period ended December 31, 2023

Vanguard® VIF Global Bond Index	For each of the two years in the period ended December 31, 2023

Vanguard® VIF Growth	For each of the two years in the period ended December 31, 2023

Vanguard® VIF High Yield Bond	For each of the two years in the period ended December 31, 2023

Subaccounts	Statements of operations and changes in net assets
Vanguard® VIF International	For each of the two years in the period ended December 31, 2023

Vanguard® VIF Mid-Cap Index	For each of the two years in the period ended December 31, 2023

Vanguard® VIF Moderate Allocation	For each of the two years in the period ended December 31, 2023

Vanguard® VIF Real Estate Index	For each of the two years in the period ended December 31, 2023

Vanguard® VIF Short Term Investment Grade	For each of the two years in the period ended December 31, 2023

Vanguard® VIF Small Company Growth	For each of the two years in the period ended December 31, 2023

Vanguard® VIF Total Bond Market Index	For each of the two years in the period ended December 31, 2023

Vanguard® VIF Total International Stock Market Index	For each of the two years in the period ended December 31, 2023

Vanguard® VIF Total Stock Market Index	For each of the two years in the period ended December 31, 2023

Victory RS Partners	For each of the two years in the period ended December 31, 2023

Victory RS Science and Technology	For each of the two years in the period ended December 31, 2023

Victory RS Value	For each of the two years in the period ended December 31, 2023

Virtus Ceredex Mid Cap Value Equity	For each of the two years in the period ended December 31, 2023

Virtus Duff & Phelps Real Estate Securities Series	For each of the two years in the period ended December 31, 2023

Virtus KAR Small-Cap Growth Series	For each of the two years in the period ended December 31, 2023

Virtus Newfleet Multi-Sector Intermediate Bond Series	For each of the two years in the period ended December 31, 2023

Virtus SGA International Growth Series	For each of the two years in the period ended December 31, 2023

Virtus Strategic Allocation Series	For each of the two years in the period ended December 31, 2023

Voya MidCap Opportunities Portfolio	For each of the two years in the period ended December 31, 2023

VY CBRE Global Real Estate Portfolio	For each of the two years in the period ended December 31, 2023

VY CBRE Real Estate Portfolio	For each of the two years in the period ended December 31, 2023

Western Asset Variable Global High Yield Bond	For each of the two years in the period ended December 31, 2023

SBL Variable Annuity Account XIV

Statements of Net Assets

December 31, 2023

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
AB VPS Discovery Value Portfolio (a)	248,813	$4,127,109	$4,339,295	$—	$4,339,295	305,589	$13.79	$19.55
AB VPS Dynamic Asset Allocation	62,576	702,485	556,928	—	556,928	58,984	9.40	9.75
AB VPS Relative Value Portfolio (a)	3,301	100,191	94,993	—	94,993	4,247	22.38	22.38
AB VPS Sustainable Global Thematic Growth	4,379	136,383	135,953	—	135,953	6,440	21.11	21.11
AFIS Capital World Growth and Income	7,438	105,244	100,114	—	100,114	7,592	12.93	14.29
AFIS U.S. Government Securities	16,629	188,871	162,466	—	162,466	20,824	7.20	7.96
AFIS Washington Mutual Investors	54,188	707,642	761,881	—	761,881	46,186	15.77	17.44
Alger Capital Appreciation (c)	2,771	204,092	192,614	—	192,614	8,054	23.20	30.26
Alger Large Cap Growth	2,754	154,028	171,885	—	171,885	15,975	10.62	10.79
Allspring Growth (c)	27,535	893,444	712,042	—	712,042	29,994	23.71	41.29
Allspring International Equity VT	23,487	74,338	46,034	—	46,034	4,644	9.91	9.91
Allspring Large Cap Core	54,237	873,330	854,775	—	854,775	48,080	17.61	24.72
Allspring Opportunity	12,864	557,307	616,461	—	616,461	28,149	21.91	32.18
Allspring Opportunity VT	37,498	974,089	974,569	—	974,569	42,441	18.57	24.57
Allspring Small Company Value	148,354	4,140,807	5,275,463	—	5,275,463	404,716	12.92	13.04
Allspring VT Discovery All Cap Growth Fund (a)	6,734	191,814	160,872	—	160,872	8,057	19.97	19.97
ALPS/Alerian Energy Infrastructure	23,028	219,224	249,166	—	249,166	26,623	8.83	9.89
American Century Diversified Bond	20,322	205,401	189,603	—	189,603	26,247	7.23	7.23
American Century Equity Income	1,067,511	9,108,407	8,988,444	—	8,988,444	429,255	16.39	21.17
American Century Heritage	98,540	1,999,689	1,827,914	—	1,827,914	70,041	25.87	35.72
American Century International Bond	8,158	83,860	84,440	—	84,440	17,068	4.95	4.95
American Century International Growth	391,087	4,896,600	4,759,532	—	4,759,532	455,661	10.20	14.99
American Century Select	41,589	3,002,508	3,964,275	—	3,964,275	181,962	21.53	31.11
American Century Strategic Allocation: Aggressive	180,302	1,372,708	1,361,279	—	1,361,279	89,629	14.68	15.19
American Century Strategic Allocation: Conservative	123,222	694,818	660,468	—	660,468	58,585	10.89	11.27
American Century Strategic Allocation: Moderate	622,188	4,001,555	3,789,128	—	3,789,128	283,594	12.92	13.38
American Century Ultra®	11,258	636,892	775,460	—	775,460	21,517	36.12	36.12
American Century VP Disciplined Core Value	24,357	232,681	186,819	—	186,819	9,828	14.96	20.82
American Century VP Inflation Protection	93,069	953,950	872,055	—	872,055	115,055	7.45	7.58
American Century VP International	5,877	62,544	62,065	—	62,065	5,260	11.80	11.80
American Century VP Mid Cap Value (c)	230,745	4,570,998	4,492,608	—	4,492,608	234,756	15.47	21.06
American Century VP Ultra®	865,975	16,882,732	21,354,934	—	21,354,934	541,321	35.03	39.71
American Century VP Value	2,429,963	25,840,778	29,669,848	—	29,669,848	1,153,725	15.15	26.16
American Funds IS® Asset Allocation	848,979	19,933,756	19,815,174	—	19,815,174	1,476,615	12.69	14.03
American Funds IS® Capital World Bond	224,556	2,621,367	2,218,609	—	2,218,609	327,851	6.34	7.01

(a)	Name change. See Note 1.
(c)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Net Assets (continued)

December 31, 2023

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
American Funds IS® Global Growth	397,434	$12,825,569	$13,147,101	$—	$13,147,101	763,044	$16.18	$17.88
American Funds IS® Global Small Capitalization	34,480	806,544	602,015	—	602,015	50,880	11.11	12.28
American Funds IS® Growth	39,554	3,399,925	3,785,360	—	3,785,360	147,429	24.43	27.00
American Funds IS® Growth-Income	496,781	25,415,181	28,485,449	—	28,485,449	1,516,996	17.64	19.50
American Funds IS® International	383,958	7,058,053	6,577,194	—	6,577,194	696,324	8.84	9.77
American Funds IS® International Growth and Income	57,001	665,956	551,196	—	551,196	59,732	8.54	9.44
American Funds IS® Mortgage	4,529	47,671	41,800	—	41,800	5,265	7.18	7.93
American Funds IS® New World	184,321	4,698,733	4,598,804	—	4,598,804	420,078	10.13	11.20
AMG River Road Mid Cap Value	93,248	2,291,623	1,887,337	—	1,887,337	87,847	20.78	21.50
Ariel®	38,971	2,501,680	2,661,698	—	2,661,698	123,016	21.45	24.58
Baron Asset	7,489	582,561	734,175	—	734,175	33,186	22.13	22.13
BlackRock Advantage Large Cap Core V.I.	24,218	529,224	532,320	—	532,320	22,518	19.96	25.31
BlackRock Advantage Small Cap Growth	13,876	176,499	164,564	—	164,564	9,084	18.11	18.11
BlackRock Basic Value V.I.	18,628	249,355	237,876	—	237,876	13,414	14.24	18.87
BlackRock Capital Appreciation V.I.	79,304	645,722	643,152	—	643,152	23,250	24.08	27.87
BlackRock Equity Dividend	30,163	603,707	575,512	—	575,512	30,733	18.73	18.73
BlackRock Equity Dividend V.I.	1,021,372	11,707,380	10,826,540	—	10,826,540	674,400	15.78	20.38
BlackRock Global Allocation	6,141	118,173	112,250	—	112,250	9,674	11.62	11.62
BlackRock Global Allocation V.I.	186,113	2,663,010	2,425,056	—	2,425,056	223,807	10.51	11.89
BlackRock High Yield V.I.	1,131,699	7,865,075	7,740,819	46,292	7,787,111	763,837	10.03	11.37
BlackRock International Dividend	6,802	204,443	217,067	—	217,067	18,571	11.69	11.69
BlackRock Large Cap Focus Growth V.I.	70,139	1,136,656	1,288,462	—	1,288,462	47,453	25.69	32.39
BNY Mellon Appreciation	183,719	6,932,988	7,488,396	—	7,488,396	365,056	20.14	25.74
BNY Mellon Dynamic Value	123,144	4,572,775	5,058,753	—	5,058,753	190,680	23.40	35.17
BNY Mellon IP MidCap Stock	112,153	2,162,460	2,081,551	—	2,081,551	152,525	13.67	13.67
BNY Mellon IP Small Cap Stock Index	467,734	8,688,128	8,690,493	—	8,690,493	530,603	15.40	21.74
BNY Mellon IP Technology Growth	650,627	15,033,091	16,376,270	—	16,376,270	476,885	25.31	34.84
BNY Mellon Opportunistic Midcap Value	82,257	2,488,800	2,471,817	—	2,471,817	104,647	22.24	36.94
BNY Mellon Stock Index	2,550	169,761	176,616	—	176,616	6,909	20.62	27.33
BNY Mellon VIF Appreciation	183,775	6,963,415	6,299,803	—	6,299,803	330,534	18.96	23.59
Calamos® Growth	239,726	8,882,585	8,560,614	—	8,560,614	367,532	23.07	28.38
Calamos® Growth and Income	218,809	7,516,522	9,249,045	—	9,249,045	410,238	18.02	24.60
Calamos® High Income Opportunities	43,628	370,633	335,061	—	335,061	30,771	10.26	10.90
ClearBridge Small Cap Growth	577	16,764	20,439	—	20,439	1,049	19.49	19.49
ClearBridge Variable Aggressive Growth	317,466	7,210,790	5,257,229	—	5,257,229	292,183	16.07	18.14
ClearBridge Variable Small Cap Growth	232,064	6,845,760	6,346,937	—	6,346,937	279,473	20.55	23.33
Delaware Ivy Asset Strategy	11,948	273,760	240,995	—	240,995	20,450	11.79	11.79
Delaware Ivy VIP Asset Strategy	141,234	1,281,345	1,237,210	—	1,237,210	121,736	10.12	12.02

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Net Assets (continued)

December 31, 2023

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
Delaware Ivy VIP Balanced	21,679	$144,244	$117,064	$—	$117,064	7,227	$16.21	$16.21
Delaware Ivy VIP Core Equity	16,795	219,938	214,639	—	214,639	8,196	26.18	26.18
Delaware Ivy VIP Energy	21,691	112,658	110,623	—	110,623	20,898	5.28	5.39
Delaware Ivy VIP Global Growth	668	2,452	2,118	—	2,118	125	16.98	16.98
Delaware Ivy VIP Growth	24,790	231,284	245,916	—	245,916	6,843	35.96	35.96
Delaware Ivy VIP High Income	145,990	452,979	430,670	—	430,670	42,123	9.51	12.54
Delaware Ivy VIP International Core Equity	20,127	324,543	325,050	—	325,050	29,121	10.67	11.18
Delaware Ivy VIP Limited-Term Bond	2,983	14,821	14,080	—	14,080	1,775	7.90	7.90
Delaware Ivy VIP Mid Cap Growth	23,518	273,495	235,184	—	235,184	10,862	19.05	23.60
Delaware Ivy VIP Natural Resources	47,461	198,048	224,016	—	224,016	34,715	5.84	6.46
Delaware Ivy VIP Science And Technology	9,417	253,981	216,307	—	216,307	8,504	21.66	30.85
Delaware Ivy VIP Small Cap Growth	49,808	386,640	286,395	—	286,395	19,962	13.54	14.59
Delaware Ivy VIP Smid Cap Core	14,375	193,141	165,600	—	165,600	9,872	14.45	17.74
Delaware Ivy VIP Value	30,175	179,069	152,081	—	152,081	7,790	19.52	19.52
Delaware VIP Global Equity (a)	26,562	160,766	129,359	—	129,359	8,681	14.90	14.90
Delaware VIP Real Estate Securities	8,241	62,865	50,272	—	50,272	3,862	11.85	15.40
Dimensional VA Equity Allocation	115,470	1,512,236	1,638,517	—	1,638,517	121,187	13.51	13.51
Dimensional VA Global Bond Portfolio	207,991	2,093,319	2,019,594	—	2,019,594	265,559	6.88	7.61
Dimensional VA Global Moderate Allocation	40,923	633,875	617,121	—	617,121	51,897	11.89	11.89
Dimensional VA International Small Portfolio	230,696	2,837,349	2,740,671	—	2,740,671	200,621	11.32	13.91
Dimensional VA International Value Portfolio	276,259	3,605,214	3,759,891	—	3,759,891	303,937	10.35	12.47
Dimensional VA Short-Term Fixed Portfolio	479,294	4,860,342	4,807,316	—	4,807,316	645,305	6.70	7.48
Dimensional VA U.S. Large Value Portfolio	198,348	5,869,032	6,454,232	—	6,454,232	315,423	14.91	21.36
Dimensional VA U.S. Targeted Value Portfolio	166,314	3,517,385	3,758,695	—	3,758,695	168,557	16.38	23.51
DWS Capital Growth VIP	1,318	42,449	49,387	—	49,387	1,552	31.81	31.81
DWS Core Equity VIP	8,972	104,618	109,726	—	109,726	5,276	20.77	20.77
DWS CROCI® U.S. VIP	574	7,729	8,979	—	8,979	647	13.87	13.87
DWS Global Small Cap VIP	11,217	127,365	111,274	—	111,274	9,290	10.23	12.43
DWS High Income VIP	20,331	120,766	114,872	—	114,872	11,168	9.42	10.67
DWS International Growth VIP	578	8,133	8,750	—	8,750	770	11.32	11.32
DWS Small Mid Cap Value VIP	4,743	63,146	65,745	—	65,745	4,806	11.67	14.06
Eaton Vance VT Floating-Rate Income	476,415	4,095,368	4,120,991	—	4,120,991	456,341	8.90	9.84
Federated Hermes Corporate Bond	657,056	6,042,350	5,473,275	—	5,473,275	520,526	9.91	10.53
Federated Hermes Fund for U.S. Government Securities II	221,251	2,335,104	2,068,699	—	2,068,699	302,591	6.62	7.96
Federated Hermes High Income Bond II	678,749	4,040,572	3,821,358	—	3,821,358	271,467	9.55	14.13
Fidelity® Advisor Dividend Growth	119,500	1,895,315	2,201,195	—	2,201,195	142,215	15.38	19.76

(a)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Net Assets (continued)

December 31, 2023

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
Fidelity® Advisor International Capital Appreciation (c)	10,026	$147,397	$268,307	$—	$268,307	16,560	$16.16	$19.76
Fidelity® Advisor Leveraged Company Stock	1,842	77,362	72,666	—	72,666	3,632	19.97	19.97
Fidelity® Advisor New Insights	8,964	265,850	271,064	—	271,064	11,576	23.40	23.40
Fidelity® Advisor Real Estate	76,905	1,498,316	1,280,465	—	1,280,465	97,942	8.71	20.84
Fidelity® Advisor Stock Selector Mid Cap	57,463	2,059,207	2,237,593	—	2,237,593	111,373	20.08	26.93
Fidelity® Advisor Value Strategies	46,731	1,683,295	2,245,889	—	2,245,889	95,396	23.38	31.03
Fidelity® VIP Balanced	143,583	2,894,272	3,092,774	—	3,092,774	172,558	15.85	18.87
Fidelity® VIP Contrafund	360,428	13,709,266	16,878,824	—	16,878,824	603,409	20.59	30.03
Fidelity® VIP Disciplined Small Cap	47,693	841,219	778,833	—	778,833	40,484	14.31	19.31
Fidelity® VIP Emerging Markets	92,891	1,090,709	982,788	—	982,788	84,626	10.83	11.65
Fidelity® VIP Equity-Income	191,362	4,441,189	4,575,471	—	4,575,471	305,439	14.95	14.95
Fidelity® VIP Growth & Income	248,772	5,735,981	6,497,922	—	6,497,922	362,973	17.74	25.49
Fidelity® VIP Growth Opportunities	711,747	38,138,475	41,274,184	—	41,274,184	1,347,949	29.71	37.81
Fidelity® VIP High Income	284,704	1,363,940	1,247,004	—	1,247,004	136,069	8.90	9.91
Fidelity® VIP Index 500	52,908	17,334,188	24,088,148	—	24,088,148	1,063,270	20.96	25.51
Fidelity® VIP Investment Grade Bond	676,025	7,960,488	7,314,593	—	7,314,593	817,346	7.77	9.50
Fidelity® VIP Mid Cap	16,556	591,038	574,320	—	574,320	32,792	15.39	18.26
Fidelity® VIP Overseas	212,186	4,925,543	5,412,874	—	5,412,874	473,873	11.33	12.73
Fidelity® VIP Real Estate	11,088	207,175	187,169	—	187,169	13,864	10.21	13.63
Fidelity® VIP Strategic Income	145,180	1,588,527	1,502,612	—	1,502,612	152,682	8.69	9.88
Franklin Allocation VIP Fund	407,758	2,515,406	2,079,565	—	2,079,565	177,823	11.71	11.71
Franklin DynaTech VIP	32,904	175,697	140,499	—	140,499	6,695	19.83	23.45
Franklin Growth and Income VIP Fund	100,031	864,447	631,196	—	631,196	37,209	15.65	20.76
Franklin Income VIP Fund	765,681	11,516,659	10,872,674	—	10,872,674	909,447	10.89	13.15
Franklin Large Cap Growth VIP Fund	1,318	21,715	24,232	—	24,232	1,193	20.31	20.31
Franklin Mutual Global Discovery VIP Fund	443,097	8,276,466	8,144,129	—	8,144,129	601,236	12.29	13.59
Franklin Mutual Shares VIP Fund	1,609	26,209	24,667	—	24,667	2,026	11.64	15.08
Franklin Rising Dividends VIP Fund	32,686	885,893	880,221	—	880,221	41,453	18.33	25.27
Franklin Small Cap Value VIP Fund	283,921	4,164,249	3,767,629	—	3,767,629	226,295	14.23	18.53
Franklin Small-Mid Cap Growth VIP Fund	212,605	3,350,474	2,831,905	—	2,831,905	136,867	16.98	39.27
Franklin Strategic Income VIP Fund	193,490	1,960,199	1,743,346	—	1,743,346	215,605	7.69	8.98
Franklin U.S. Government Securities VIP Fund	20,711	228,595	214,564	—	214,564	29,863	6.80	7.31
Goldman Sachs Emerging Markets Equity	50,183	953,018	963,012	—	963,012	123,451	7.35	7.81
Goldman Sachs Government Income	110,263	1,629,015	1,436,725	—	1,436,725	206,599	6.56	6.97
Goldman Sachs VIT International Equity Insights	16,241	143,617	144,546	—	144,546	13,948	9.63	10.87
Goldman Sachs VIT Large Cap Value	—	—	—	—	—	—	18.33	18.68

(c)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Net Assets (continued)

December 31, 2023

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
Goldman Sachs VIT Mid Cap Growth Fund	24,327	$328,920	$248,375	$—	$248,375	11,035	$22.51	$22.51
Goldman Sachs VIT Mid Cap Value	28,716	492,315	465,479	—	465,479	29,035	14.65	18.96
Goldman Sachs VIT Small Cap Equity Insights	29,946	364,544	362,941	—	362,941	19,142	14.43	19.19
Goldman Sachs VIT Strategic Growth	26,774	359,379	332,000	—	332,000	10,151	32.69	32.69
Guggenheim Alpha Opportunity	4,893	70,180	94,331	—	94,331	6,453	11.80	16.56
Guggenheim Core Bond	270,977	5,058,598	4,435,890	—	4,435,890	520,322	7.61	8.57
Guggenheim Floating Rate Strategies	57,749	1,446,905	1,419,460	—	1,419,460	136,447	10.41	10.41
Guggenheim High Yield	284,198	3,101,286	2,793,668	—	2,793,668	194,279	13.20	15.57
Guggenheim Large Cap Value	31,364	1,373,357	1,375,631	—	1,375,631	82,363	16.67	22.68
Guggenheim Long Short Equity	16,421	229,233	333,501	—	333,501	27,622	12.06	12.06
Guggenheim Macro Opportunities	752	18,762	18,233	—	18,233	1,854	9.84	9.84
Guggenheim Managed Futures Strategy	882	19,363	18,362	—	18,362	2,410	7.61	7.61
Guggenheim Multi-Hedge Strategies	956	26,066	25,375	—	25,375	3,066	8.27	8.27
Guggenheim Small Cap Value	3,532	49,780	54,885	—	54,885	3,569	15.36	15.36
Guggenheim SMid Cap Value	298,885	10,229,156	11,223,140	—	11,223,140	350,274	21.58	39.27
Guggenheim StylePlus Large Core	71,147	1,478,132	1,435,042	—	1,435,042	89,021	15.59	21.42
Guggenheim StylePlus Mid Growth	51,154	1,919,247	1,664,035	—	1,664,035	93,062	17.78	27.08
Guggenheim Total Return Bond	18,114	479,950	431,117	—	431,117	46,602	9.26	9.26
Guggenheim VIF All Cap Value	527,046	15,823,642	17,297,663	—	17,297,663	746,243	15.28	28.71
Guggenheim VIF Alpha Opportunity	101,472	1,597,609	1,677,328	—	1,677,328	103,099	14.44	16.35
Guggenheim VIF Floating Rate Strategies	300,848	7,367,113	7,623,479	—	7,623,479	795,105	9.03	9.97
Guggenheim VIF Global Managed Futures Strategy	70,301	1,262,653	1,207,069	—	1,207,069	233,055	5.05	7.73
Guggenheim VIF High Yield	614,658	16,386,063	15,077,550	$—	15,077,550	580,786	9.60	32.76
Guggenheim VIF Large Cap Value	488,229	18,171,154	19,538,923	—	19,538,923	995,706	18.58	30.67
Guggenheim VIF Long Short Equity	353,119	5,279,157	5,992,430	—	5,992,430	505,770	9.07	13.26
Guggenheim VIF Managed Asset Allocation	310,733	7,728,142	9,033,020	—	9,033,020	649,543	12.08	14.05
Guggenheim VIF Multi-Hedge Strategies	135,754	3,509,378	3,514,663	—	3,514,663	580,691	5.69	8.08
Guggenheim VIF Small Cap Value	442,923	17,337,472	19,120,993	—	19,120,993	503,860	12.05	40.78
Guggenheim VIF SMid Cap Value	455,042	28,601,070	32,831,307	—	32,831,307	796,351	14.31	44.30
Guggenheim VIF StylePlus Large Core	325,994	12,504,108	13,284,273	—	13,284,273	912,232	14.41	27.34
Guggenheim VIF StylePlus Large Growth	555,568	10,063,004	10,561,352	—	10,561,352	588,758	17.93	21.54
Guggenheim VIF StylePlus Mid Growth	222,390	10,485,874	10,212,163	—	10,212,163	535,108	18.05	37.86
Guggenheim VIF StylePlus Small Growth	119,598	3,359,497	3,196,848	—	3,196,848	271,854	11.44	20.80
Guggenheim VIF Total Return Bond	1,992,275	31,705,544	28,668,835	—	28,668,835	3,062,364	7.85	9.70
Guggenheim VIF World Equity Income	870,936	10,102,332	11,783,762	—	11,783,762	885,849	11.89	15.34
Guggenheim World Equity Income	319,918	4,626,849	4,907,542	—	4,907,542	366,732	12.79	18.57
Invesco American Franchise	73,358	1,391,994	1,654,961	—	1,654,961	94,458	17.41	26.55
Invesco Comstock	352,044	8,150,066	9,617,843	—	9,617,843	481,522	19.39	27.50

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Net Assets (continued)

December 31, 2023

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
Invesco Developing Markets	6,171	$251,581	$242,832	$—	$242,832	28,843	$8.42	$8.42
Invesco Discovery	1,929	173,608	161,577	—	161,577	7,098	22.81	22.81
Invesco Discovery Mid Cap Growth	45,612	1,071,826	1,073,244	—	1,073,244	69,720	15.30	27.86
Invesco Energy	3,361	81,303	94,031	—	94,031	15,410	6.11	6.11
Invesco Equity and Income	811,197	8,090,948	8,176,870	—	8,176,870	449,885	16.08	20.30
Invesco Global	6,130	547,779	550,391	—	550,391	28,499	19.34	19.34
Invesco Gold & Special Minerals	6,792	162,741	155,477	—	155,477	17,524	8.87	8.87
Invesco Main Street Mid Cap	60,577	1,383,064	1,618,627	—	1,618,627	114,968	13.91	14.09
Invesco Oppenheimer V.I. International Growth Fund	170,804	384,493	365,521	—	365,521	30,101	10.02	12.41
Invesco Small Cap Growth (c)	71,848	2,300,823	1,828,529	—	1,828,529	91,393	19.95	28.93
Invesco Technology	28,896	1,316,098	1,500,876	—	1,500,876	123,288	12.17	12.17
Invesco V.I. American Franchise Series I	33,501	1,888,548	1,975,239	—	1,975,239	115,995	17.02	17.02
Invesco V.I. American Franchise Series II	330	21,767	17,582	—	17,582	781	22.47	22.47
Invesco V.I. American Value	217,919	3,638,480	2,992,031	—	2,992,031	272,108	10.57	18.47
Invesco V.I. Balanced-Risk Allocation	7,261	72,920	61,573	—	61,573	6,585	9.22	10.19
Invesco V.I. Comstock	589,302	11,078,787	11,538,526	—	11,538,526	602,956	15.88	22.03
Invesco V.I. Core Equity	32,113	878,167	935,139	—	935,139	65,463	14.23	18.31
Invesco V.I. Core Plus Bond	1,993,446	11,389,541	11,302,837	—	11,302,837	1,201,465	9.35	9.44
Invesco V.I. Discovery Mid Cap Growth	65,567	4,527,111	3,541,279	—	3,541,279	211,833	13.45	18.19
Invesco V.I. Equally-Weighted S&P 500	25,103	656,136	631,834	—	631,834	60,941	10.23	10.41
Invesco V.I. Equity and Income	535,059	8,980,281	8,753,562	—	8,753,562	540,683	12.93	16.60
Invesco V.I. EVQ International Equity Fund	566,349	19,077,361	18,955,687	—	18,955,687	1,324,785	10.09	16.80
Invesco V.I. Global	124,346	4,813,002	4,414,271	—	4,414,271	287,448	15.25	18.82
Invesco V.I. Global Core Equity	4,300	39,991	41,668	—	41,668	3,263	11.64	12.77
Invesco V.I. Global Real Estate Series I	386,886	6,175,108	5,408,667	—	5,408,667	299,009	16.02	18.16
Invesco V.I. Global Real Estate Series II	9,707	142,267	132,500	—	132,500	12,955	10.20	10.20
Invesco V.I. Global Strategic Income	444	2,251	1,962	—	1,962	272	7.23	7.23
Invesco V.I. Government Money Market	35,077,070	35,077,070	35,077,070	—	35,077,070	4,267,353	7.85	8.22
Invesco V.I. Government Securities	924,571	10,445,190	9,458,362	—	9,458,362	1,337,652	6.43	7.57
Invesco V.I. Growth and Income	2,181	44,168	41,156	—	41,156	2,383	14.67	19.70
Invesco V.I. Health Care Series I	216,396	5,864,453	5,606,825	—	5,606,825	227,217	21.87	24.79
Invesco V.I. Health Care Series II	8,174	189,900	194,380	—	194,380	14,448	13.40	19.76
Invesco V.I. Main Street Mid Cap Fund®	860,887	8,812,988	8,083,724	—	8,083,724	417,049	14.13	22.39
Invesco V.I. Main Street Small Cap Fund®	456,630	10,953,490	12,009,376	—	12,009,376	426,479	16.24	36.73
Invesco V.I. Small Cap Equity	8,250	125,916	127,794	—	127,794	7,767	16.45	16.45
Invesco Value Opportunities	142,905	1,815,595	2,532,275	—	2,532,275	173,420	14.62	20.03

(c)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Net Assets (continued)

December 31, 2023

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
Janus Henderson Adaptive Risk Managed U.S. Equity	72,962	$768,552	$723,049	$—	$723,049	54,641	$12.95	$13.25
Janus Henderson Mid Cap Value	4,348	68,826	66,912	—	66,912	4,293	15.58	15.58
Janus Henderson Overseas	95,625	3,609,727	4,145,339	—	4,145,339	535,946	7.31	7.77
Janus Henderson VIT Enterprise	400,336	25,309,931	27,370,977	—	27,370,977	1,011,340	21.36	28.12
Janus Henderson VIT Mid Cap Value	21,103	328,192	352,849	—	352,849	24,344	13.18	16.01
Janus Henderson VIT Overseas	15,117	550,472	605,878	—	605,878	74,272	7.89	9.85
Janus Henderson VIT Research	326,058	11,223,506	14,040,052	—	14,040,052	581,757	22.41	28.78
Lord Abbett Series Bond-Debenture VC	412,260	4,841,591	4,254,522	—	4,254,522	439,437	9.25	11.17
Lord Abbett Series Developing Growth VC	51,540	1,819,182	1,234,902	—	1,234,902	85,903	14.14	19.37
Lord Abbett Series Dividend Growth VC	3,732	61,842	60,489	—	60,489	2,612	23.15	23.15
Lord Abbett Series Growth Opportunities VC	314	2,779	2,804	—	2,804	168	16.73	16.73
Lord Abbett Series Mid Cap Stock VC	2,654	66,945	68,459	—	68,459	4,267	16.04	16.04
Lord Abbett Series Total Return VC	38,433	624,134	545,754	—	545,754	62,573	7.63	8.84
LVIP JPMorgan Core Bond Fund (a)	421,830	4,501,839	4,111,574	—	4,111,574	521,394	7.35	7.94
LVIP JPMorgan Small Cap Core Fund (a)	15,171	357,223	297,471	—	297,471	16,492	13.78	19.28
LVIP JPMorgan US Equity Fund (a)	8,824	298,668	326,277	—	326,277	13,296	22.33	30.00
MFS® VIT Emerging Markets Equity	4,988	76,889	61,059	—	61,059	8,214	7.46	7.50
MFS® VIT Global Tactical Allocation	313	4,853	4,172	—	4,172	460	9.08	9.08
MFS® VIT High Yield	—	—	—	—	—	—	9.30	10.39
MFS® VIT II MA Investors Growth Stock	9,462	205,199	209,101	—	209,101	6,771	30.51	31.09
MFS® VIT II Research International	499,491	7,923,122	8,306,537	—	8,306,537	892,466	7.77	11.16
MFS® VIT International Intrinsic Value	48,452	1,301,287	1,396,860	—	1,396,860	113,225	12.14	13.42
MFS® VIT Investors Trust	3,841	138,208	135,527	—	135,527	6,751	18.21	24.29
MFS® VIT New Discovery	24,968	370,732	252,181	—	252,181	14,532	14.71	18.22
MFS® VIT Research	1,406	42,141	44,049	—	44,049	1,709	25.77	25.77
MFS® VIT Total Return	638,412	14,186,056	14,479,191	—	14,479,191	1,005,908	12.17	15.33
MFS® VIT Total Return Bond	26,895	347,993	308,489	—	308,489	36,102	7.72	8.75
MFS® VIT Utilities	382,748	11,798,915	12,071,867	—	12,071,867	612,335	12.10	20.48
Morgan Stanley VIF Emerging Markets Debt	23,379	157,102	127,180	—	127,180	16,463	7.72	7.72
Morgan Stanley VIF Emerging Markets Equity	295,366	4,312,615	3,795,454	—	3,795,454	539,777	5.88	8.21
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	115,518	1,494,168	1,591,833	—	1,591,833	118,309	13.44	16.29
Morningstar Balanced ETF Asset Allocation Portfolio	667,878	7,261,408	6,939,253	—	6,939,253	605,252	10.78	12.63
Morningstar Conservative ETF Asset Allocation Portfolio	234,636	2,528,676	2,325,240	—	2,325,240	270,638	8.00	8.84
Morningstar Growth ETF Asset Allocation Portfolio	707,526	8,006,939	8,023,349	—	8,023,349	642,490	12.29	14.81

(a)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Net Assets (continued)

December 31, 2023

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
Morningstar Income and Growth ETF Asset Allocation Portfolio	140,805	$1,425,771	$1,386,927	$—	$1,386,927	137,323	$9.35	$10.65
Neuberger Berman AMT Sustainable Equity I	103,633	2,804,829	3,456,160	—	3,456,160	250,434	13.58	22.75
Neuberger Berman AMT Sustainable Equity S	166,636	3,853,819	5,580,656	—	5,580,656	165,859	30.24	33.66
Neuberger Berman Core Bond	270,585	2,763,289	2,419,027	—	2,419,027	286,434	7.72	8.61
Neuberger Berman Large Cap Value	20,167	729,449	835,703	—	835,703	53,555	15.08	15.61
Neuberger Berman Sustainable Equity	36,470	1,381,758	1,468,628	—	1,468,628	69,036	20.63	21.37
North Square Spectrum Alpha	373	4,171	2,676	—	2,676	164	16.34	16.34
Northern Global Tactical Asset Allocation	7,857	91,694	96,797	—	96,797	7,731	12.52	12.52
Northern Large Cap Core	5,205	101,403	127,531	—	127,531	5,208	24.49	24.49
Northern Large Cap Value	20,949	387,275	405,574	—	405,574	20,617	19.69	19.69
PGIM Focused Growth	138,780	3,126,477	2,817,235	—	2,817,235	352,180	7.96	8.00
PGIM Jennison Mid-Cap Growth	11,955	233,620	171,190	—	171,190	8,588	19.94	19.94
PGIM Jennison Natural Resources	730	33,036	37,158	—	37,158	4,979	7.46	7.46
PGIM Jennison Small Company	27,382	606,067	517,528	—	517,528	25,354	20.44	20.44
PGIM Quant Solutions Small-Cap Value (c)	14,745	299,113	269,545	—	269,545	19,619	12.99	13.80
PIMCO All Asset	17,781	208,795	193,993	—	193,993	18,767	10.38	10.38
PIMCO CommodityRealReturn Strategy	6,383	119,848	78,002	—	78,002	16,051	4.88	4.88
PIMCO Emerging Markets Bond	4,513	44,642	37,867	—	37,867	4,524	8.38	8.38
PIMCO High Yield	158,979	1,387,708	1,270,244	—	1,270,244	84,898	11.84	15.60
PIMCO International Bond (U.S. Dollar-Hedged)	429,778	4,533,294	4,241,906	—	4,241,906	421,769	9.75	10.09
PIMCO Low Duration	15,170	141,945	139,566	—	139,566	20,096	6.95	6.95
PIMCO Real Return	83,480	942,054	837,308	—	837,308	100,374	8.34	8.34
PIMCO StocksPLUS® Small Fund	55,736	479,442	389,037	—	389,037	21,200	18.33	18.33
PIMCO Total Return	185,898	1,895,876	1,608,020	—	1,608,020	188,420	8.53	8.53
PIMCO VIT All Asset Administrative	499,197	5,275,079	4,517,732	—	4,517,732	327,703	12.20	13.83
PIMCO VIT All Asset Advisor	99,486	968,608	915,275	—	915,275	85,034	9.48	10.78
PIMCO VIT CommodityRealReturn Strategy Administrative	842,094	6,362,136	4,505,201	—	4,505,201	915,090	4.37	5.03
PIMCO VIT CommodityRealReturn Strategy Advisor	33,029	247,051	180,337	—	180,337	38,956	4.56	5.58
PIMCO VIT Emerging Markets Bond	178,448	2,132,008	1,882,624	—	1,882,624	187,339	8.26	10.34
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	4,992	53,334	48,019	—	48,019	5,009	6.93	9.58
PIMCO VIT Global Managed Asset Allocation	13,396	155,629	125,921	—	125,921	10,978	10.56	11.68
PIMCO VIT High Yield	40,044	305,167	287,514	—	287,514	16,349	9.68	17.60
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	820,541	8,594,843	8,065,915	—	8,065,915	759,657	9.85	10.73
PIMCO VIT International Bond Portfolio (Unhedged)	9,149	79,898	69,255	—	69,255	10,630	6.52	6.52
PIMCO VIT Low Duration Administrative (c)	2,950,660	29,337,651	28,326,340	—	28,326,340	3,908,810	6.54	8.37

(c)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Net Assets (continued)

December 31, 2023

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
PIMCO VIT Low Duration Advisor	49,708	$498,517	$477,194	$—	$477,194	63,949	$6.91	$7.56
PIMCO VIT Real Return Administrative (c)	1,417,776	18,264,535	16,403,665	—	16,403,665	1,709,263	8.70	9.96
PIMCO VIT Real Return Advisor	82,340	1,040,616	952,674	—	952,674	111,182	7.64	8.79
PIMCO VIT Short-Term	197,240	2,003,981	2,017,766	—	2,017,766	248,518	7.54	8.25
PIMCO VIT Total Return Administrative	1,016,031	10,797,154	9,327,169	—	9,327,169	1,092,096	8.51	8.51
PIMCO VIT Total Return Advisor	1,616,192	16,250,854	14,836,640	—	14,836,640	1,833,992	7.43	8.51
Pioneer Bond VCT	13,930	143,944	132,477	—	132,477	15,676	8.46	8.46
Pioneer Equity Income VCT	972	18,457	14,661	—	14,661	981	14.94	19.71
Pioneer High Yield VCT	3,238	29,304	26,484	—	26,484	2,537	10.44	10.44
Pioneer Real Estate Shares VCT (b)	—	—	—	—	—	—	9.39	11.49
Pioneer Strategic Income	7,270	75,612	68,848	—	68,848	7,750	8.89	8.89
Pioneer Strategic Income VCT	32,442	311,851	287,112	—	287,112	34,081	8.08	8.82
Putnam VT Core Equity Fund (a)	2,351	51,824	44,266	—	44,266	2,021	21.91	21.91
Putnam VT Diversified Income	22,712	119,632	105,613	—	105,613	12,374	8.54	8.54
Putnam VT Global Asset Allocation	835	13,937	14,919	—	14,919	1,186	12.61	12.61
Putnam VT High Yield	9,470	57,072	52,561	—	52,561	4,956	9.39	10.60
Putnam VT Income	5,752	58,439	47,684	—	47,684	5,907	7.45	8.08
Putnam VT Large Cap Growth Fund (a)	39,900	511,515	537,856	—	537,856	14,695	28.09	36.75
Putnam VT Large Cap Value	52,861	1,329,005	1,523,443	—	1,523,443	65,110	18.28	24.64
Putnam VT Multi-Asset Absolute Return (b)	—	—	—	—	—	—	6.78	7.60
Putnam VT Small Cap Growth	15,212	239,690	264,685	—	264,685	13,020	15.32	20.47
Putnam VT Small Cap Value	52,461	577,733	599,634	—	599,634	40,359	14.85	14.85
Redwood Managed Volatility	6,319	61,419	59,209	—	59,209	6,225	9.50	9.50
Royce Micro-Cap	371,575	3,693,764	3,407,340	—	3,407,340	255,700	10.99	13.49
Royce Small-Cap Opportunity	224,370	2,795,496	3,087,328	—	3,087,328	153,576	19.41	20.09
Royce Small-Cap Value	112,542	1,093,850	1,153,552	—	1,153,552	84,050	13.27	13.73
Rydex VIF Banking	6,121	622,319	593,151	—	593,151	106,536	5.03	10.54
Rydex VIF Basic Materials	13,375	1,212,428	1,358,239	—	1,358,239	87,789	13.10	16.28
Rydex VIF Biotechnology	20,957	1,843,528	1,736,713	—	1,736,713	96,433	13.23	28.33
Rydex VIF Commodities Strategy	11,897	984,107	1,016,935	—	1,016,935	585,954	1.68	3.77
Rydex VIF Consumer Products	16,234	1,126,984	1,109,454	—	1,109,454	64,226	11.42	19.38
Rydex VIF Dow 2x Strategy (c)	5,393	842,238	1,037,854	—	1,037,854	29,631	29.98	35.40
Rydex VIF Electronics	11,234	1,754,607	2,296,006	—	2,296,006	92,442	15.42	44.62
Rydex VIF Energy	9,364	2,102,603	2,299,251	—	2,299,251	333,382	5.71	8.14

(a)	Name change. See Note 1.
(b)	Liquidation. See Note 1.
(c)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Net Assets (continued)

December 31, 2023

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
Rydex VIF Energy Services	1,845	$541,129	$606,733	$—	$606,733	285,527	$1.92	$2.31
Rydex VIF Europe 1.25x Strategy (c)	3,785	416,383	493,597	—	493,597	75,772	5.63	6.55
Rydex VIF Financial Services	7,629	737,131	729,334	—	729,334	81,120	8.71	13.69
Rydex VIF Government Long Bond 1.2x Strategy (c)	33,375	1,000,701	715,235	—	715,235	101,854	6.05	8.24
Rydex VIF Health Care	28,385	2,195,909	2,302,890	—	2,302,890	118,410	16.52	23.51
Rydex VIF High Yield Strategy	208	14,674	16,381	—	16,381	1,600	10.25	10.25
Rydex VIF Internet	6,651	716,033	565,003	—	565,003	43,383	12.54	24.34
Rydex VIF Inverse Dow 2x Strategy (c)	4,003	360,701	156,518	—	156,518	1,594,786	0.03	0.32
Rydex VIF Inverse Government Long Bond Strategy (c)	2,425	204,023	250,278	—	250,278	172,047	1.39	2.07
Rydex VIF Inverse Mid-Cap Strategy (c)	624	23,208	21,124	—	21,124	48,279	0.36	1.74
Rydex VIF Inverse NASDAQ-100® Strategy (c)	6,414	115,567	110,313	—	110,313	738,326	0.15	0.27
Rydex VIF Inverse Russell 2000® Strategy (c)	2,261	79,206	70,948	—	70,948	186,094	0.34	0.61
Rydex VIF Inverse S&P 500 Strategy (c)	3,776	128,266	113,402	—	113,402	293,714	0.36	1.50
Rydex VIF Japan 2x Strategy (c)	2,800	228,160	218,523	—	218,523	23,263	9.35	9.86
Rydex VIF Leisure	3,369	384,919	364,248	—	364,248	29,401	12.29	14.70
Rydex VIF Mid-Cap 1.5x Strategy (c)	2,529	516,152	522,720	—	522,720	17,144	18.14	31.12
Rydex VIF Money Market (b)	36,463,589	36,463,589	36,463,589	—	36,463,589	6,889,745	4.53	6.67
Rydex VIF NASDAQ-100®	119,918	7,300,624	8,503,353	—	8,503,353	241,662	31.95	46.13
Rydex VIF NASDAQ-100® 2x Strategy (c)	116,698	11,991,252	15,279,296	—	15,279,296	199,945	71.78	147.81
Rydex VIF Nova (c)	15,020	2,215,566	2,408,690	—	2,408,690	99,762	23.10	28.04
Rydex VIF Precious Metals	80,273	3,095,850	3,030,318	—	3,030,318	376,729	5.11	9.35
Rydex VIF Real Estate	39,108	1,598,163	1,421,965	—	1,421,965	107,631	8.23	13.87
Rydex VIF Retailing	3,853	407,112	431,788	—	431,788	24,694	13.77	19.14
Rydex VIF Russell 2000® 1.5x Strategy (c)	7,388	629,798	515,376	—	515,376	28,620	17.94	17.94
Rydex VIF Russell 2000® 2x Strategy (c)	59,989	7,957,494	8,951,595	—	8,951,595	884,412	10.12	11.25
Rydex VIF S&P 500 2x Strategy (c)	12,835	3,692,078	4,391,077	—	4,391,077	142,899	28.89	36.24
Rydex VIF S&P 500 Pure Growth	62,383	2,988,652	2,762,923	—	2,762,923	144,495	15.45	21.84
Rydex VIF S&P 500 Pure Value	79,747	4,128,912	4,410,036	—	4,410,036	277,227	13.09	16.10
Rydex VIF S&P MidCap 400 Pure Growth	47,788	1,762,186	1,571,764	—	1,571,764	85,356	11.20	18.83
Rydex VIF S&P MidCap 400 Pure Value	27,593	1,214,152	1,404,464	—	1,404,464	67,100	16.23	21.49
Rydex VIF S&P SmallCap 600 Pure Growth	26,692	1,514,465	1,303,926	—	1,303,926	81,440	11.67	16.18
Rydex VIF S&P SmallCap 600 Pure Value	17,538	1,308,339	1,433,404	—	1,433,404	100,085	11.80	14.70
Rydex VIF Strengthening Dollar 2x Strategy (c)	13,839	588,199	630,776	—	630,776	91,521	4.28	9.22
Rydex VIF Technology	18,350	2,309,761	3,287,683	—	3,287,683	180,400	17.00	30.43
Rydex VIF Telecommunications	8,486	491,103	470,783	—	470,783	96,516	4.21	8.19
Rydex VIF Transportation	6,406	552,094	568,981	—	568,981	34,115	14.79	17.78

(c)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Net Assets (continued)

December 31, 2023

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
Rydex VIF Utilities	68,792	$2,257,254	$2,178,641	$—	$2,178,641	228,411	$8.68	$13.62
Rydex VIF Weakening Dollar 2x Strategy (c)	1,850	101,233	81,837	—	81,837	32,286	2.51	2.68
T. Rowe Price Blue Chip Growth	62,495	2,471,470	2,721,019	—	2,721,019	93,404	23.29	32.00
T. Rowe Price Capital Appreciation	206,988	6,130,856	6,911,313	—	6,911,313	307,913	21.17	22.49
T. Rowe Price Equity Income	45,931	1,299,148	1,267,230	—	1,267,230	69,781	14.20	18.94
T. Rowe Price Growth Stock	73,456	4,522,570	5,805,195	—	5,805,195	229,053	24.47	25.33
T. Rowe Price Health Sciences	199,067	9,746,376	10,321,598	—	10,321,598	523,110	19.15	35.45
T. Rowe Price Limited-Term Bond	40,503	188,090	187,932	—	187,932	26,415	7.06	7.48
T. Rowe Price Retirement 2010	117	1,933	1,673	—	1,673	147	11.42	11.42
T. Rowe Price Retirement 2015	14,921	196,307	176,071	—	176,071	14,332	12.29	12.29
T. Rowe Price Retirement 2020	7,333	147,648	126,929	—	126,929	9,598	13.23	13.23
T. Rowe Price Retirement 2025	4,426	71,575	67,769	—	67,769	4,754	14.24	14.24
T. Rowe Price Retirement 2030	13,864	343,702	322,886	—	322,886	21,152	15.26	15.26
T. Rowe Price Retirement 2035	3,963	77,387	74,460	—	74,460	4,605	16.16	16.16
T. Rowe Price Retirement 2040	6,445	166,435	173,747	—	173,747	10,287	16.89	16.89
T. Rowe Price Retirement 2045	445	8,600	8,625	—	8,625	499	17.29	17.29
T. Rowe Price Retirement 2050	39	643	649	—	649	37	17.33	17.33
T. Rowe Price Retirement 2055	2,793	41,677	48,438	—	48,438	2,802	17.28	17.28
T. Rowe Price Retirement Balanced	10,669	159,153	136,138	—	136,138	12,747	10.67	10.67
Templeton Developing Markets VIP Fund	664,937	6,788,906	5,472,435	—	5,472,435	453,811	8.27	16.90
Templeton Foreign VIP Fund	258,469	3,265,059	3,680,596	—	3,680,596	399,328	8.21	14.52
Templeton Global Bond VIP Fund	59,600	863,691	765,260	—	765,260	117,059	6.03	6.83
Templeton Growth VIP Fund	353	4,897	4,227	—	4,227	426	9.92	9.92
Third Avenue Value	3,284	69,827	76,425	—	76,425	6,316	12.10	12.10
TOPS® Aggressive Growth ETF	2,118	41,129	42,918	—	42,918	3,306	12.98	12.98
TOPS® Balanced ETF	68,090	952,330	973,011	—	973,011	90,534	10.75	10.75
TOPS® Conservative ETF	61,818	800,136	786,319	—	786,319	77,666	10.13	10.13
TOPS® Growth ETF	19,896	377,113	396,338	—	396,338	32,000	12.39	12.39
TOPS® Managed Risk Balanced ETF	—	—	—	—	—	—	7.18	7.68
TOPS® Managed Risk Moderate Growth ETF	—	—	—	—	—	—	9.34	9.99
TOPS® Moderate Growth ETF	51,500	704,398	790,527	—	790,527	67,988	11.63	11.63
VanEck VIP Global Gold	42,599	340,732	356,983	—	356,983	40,924	8.56	8.83
VanEck VIP Global Resources	20,389	593,580	518,297	—	518,297	102,644	4.96	6.17
Vanguard® VIF Balanced	164,064	3,861,749	3,821,044	—	3,821,044	269,632	12.92	14.34
Vanguard® VIF Capital Growth	28,804	1,174,389	1,335,928	—	1,335,928	66,991	18.41	20.43
Vanguard® VIF Conservative Allocation	257,180	6,755,282	6,285,486	—	6,285,486	590,405	10.01	11.12

(c)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Net Assets (continued)

December 31, 2023

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
Vanguard® VIF Diversified Value	113,182	$1,698,448	$1,769,036	$—	$1,769,036	108,185	$14.92	$16.56
Vanguard® VIF Equity Income	143,961	3,385,372	3,442,100	—	3,442,100	212,413	14.70	16.32
Vanguard® VIF Equity Index	196,243	10,736,440	11,949,221	—	11,949,221	609,989	17.70	19.65
Vanguard® VIF Global Bond Index	65,360	1,263,382	1,215,698	—	1,215,698	139,186	8.74	8.74
Vanguard® VIF Growth	105,750	2,910,062	2,679,715	—	2,679,715	132,071	18.37	20.39
Vanguard® VIF High Yield Bond	176,760	1,299,785	1,302,723	—	1,302,723	119,479	9.87	10.96
Vanguard® VIF International	198,385	6,183,354	4,874,327	—	4,874,327	321,725	13.65	15.16
Vanguard® VIF Mid-Cap Index	221,248	5,067,564	5,294,468	—	5,294,468	341,916	14.35	15.93
Vanguard® VIF Moderate Allocation	457,149	12,884,988	13,307,614	—	13,307,614	1,067,397	11.36	12.61
Vanguard® VIF Real Estate Index	175,627	2,312,717	2,093,474	—	2,093,474	180,754	10.48	11.64
Vanguard® VIF Short Term Investment Grade	846,621	8,812,457	8,728,664	—	8,728,664	993,331	7.93	8.80
Vanguard® VIF Small Company Growth (c)	13,098	259,832	230,648	—	230,648	14,878	15.51	15.51
Vanguard® VIF Total Bond Market Index	1,660,466	18,750,194	17,650,757	—	17,650,757	2,125,581	7.52	8.35
Vanguard® VIF Total International Stock Market Index	519,196	10,978,454	10,949,848	—	10,949,848	1,012,992	10.10	10.82
Vanguard® VIF Total Stock Market Index	466,044	21,931,558	23,045,885	—	23,045,885	1,220,645	17.10	18.98
Victory RS Partners (c)	18,750	515,318	482,425	—	482,425	14,700	32.77	32.77
Victory RS Science and Technology	35,176	835,306	711,607	—	711,607	24,387	28.14	29.13
Victory RS Value	72,273	1,859,228	1,752,623	—	1,752,623	111,370	15.21	15.74
Virtus Ceredex Mid Cap Value Equity	13,144	160,331	151,417	—	151,417	8,328	18.11	18.11
Virtus Duff & Phelps Real Estate Securities Series	17,959	339,708	349,118	—	349,118	26,423	12.51	13.49
Virtus KAR Small-Cap Growth Series	62,570	1,758,593	1,566,755	—	1,566,755	58,389	26.15	28.90
Virtus Newfleet Multi-Sector Intermediate Bond Series	16,873	156,442	143,587	—	143,587	15,922	8.63	9.20
Virtus SGA International Growth Series	26,167	337,003	351,942	—	351,942	39,863	8.26	8.92
Virtus Strategic Allocation Series	22,373	299,754	283,692	—	283,692	21,133	12.11	13.78
Voya MidCap Opportunities Portfolio	70,109	378,588	225,751	—	225,751	10,233	17.13	22.82
VY CBRE Global Real Estate Portfolio	16,950	199,345	175,435	—	175,435	16,333	9.26	10.74
VY CBRE Real Estate Portfolio	—	—	—	—	—	—	11.85	11.85
Western Asset Variable Global High Yield Bond	205,245	1,479,247	1,284,834	—	1,284,834	125,064	8.49	10.38

(c)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets

Years Ended December 31, 2023 and 2022, Except as Noted

	AB VPS Discovery Value Portfolio (a)	AB VPS Dynamic Asset Allocation	AB VPS Relative Value Portfolio (a)
Net assets as of December 31, 2021	$6,319,106	$1,107,947	$330,673

Investment income (loss):
Dividend distributions	43,779	21,351	3,371
Investment Expenses:
Mortality and expense risk and administrative charges	(49,049)	(6,406)	(684)

Net investment income (loss)	(5,270)	14,945	2,687

Increase (decrease) in net assets from operations:
Capital gain distributions	788,277	271,024	49,954
Realized capital gain (loss) on investments	96,748	(22,889)	(14,257)
Change in unrealized appreciation (depreciation)	(1,903,990)	(461,866)	(59,989)

Net gain (loss) on investments	(1,018,965)	(213,731)	(24,292)

Net increase (decrease) in net assets from operations	(1,024,235)	(198,786)	(21,605)

Contract owner transactions:
Variable annuity deposits	192,365	262	—
Terminations, withdrawals and annuity payments	(438,958)	(83,183)	(109,446)
Transfers between subaccounts, net	(224,222)	(91,072)	—
Maintenance charges and mortality adjustments	(9,889)	(5,003)	(147)

Increase (decrease) in net assets from contract transactions	(480,704)	(178,996)	(109,593)

Total increase (decrease) in net assets	(1,504,939)	(377,782)	(131,198)

Net assets as of December 31, 2022	$4,814,167	$730,165	$199,475

Investment income (loss):
Dividend distributions	32,460	3,209	2,544
Investment Expenses:
Mortality and expense risk and administrative charges	(37,321)	(4,415)	(412)

Net investment income (loss)	(4,861)	(1,206)	2,132

Increase (decrease) in net assets from operations:
Capital gain distributions	341,281	—	16,067
Realized capital gain (loss) on investments	131,125	(88,544)	(13,950)
Change in unrealized appreciation (depreciation)	191,747	164,707	10,988

Net gain (loss) on investments	664,153	76,163	13,105

Net increase (decrease) in net assets from operations	659,292	74,957	15,237

Contract owner transactions:
Variable annuity deposits	78,721	1,225	—
Terminations, withdrawals and annuity payments	(1,007,331)	(197,413)	(119,531)
Transfers between subaccounts, net	(197,905)	(46,997)	—
Maintenance charges and mortality adjustments	(7,649)	(5,009)	(188)

Increase (decrease) in net assets from contract transactions	(1,134,164)	(248,194)	(119,719)

Total increase (decrease) in net assets	(474,872)	(173,237)	(104,482)

Net assets as of December 31, 2023	$4,339,295	$556,928	$94,993

(a)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	AB VPS Sustainable Global Thematic Growth	AFIS Capital World Growth and Income	AFIS U.S. Government Securities
Net assets as of December 31, 2021	$16,408	$138,341	$805,439

Investment income (loss):
Dividend distributions	—	2,281	8,346
Investment Expenses:
Mortality and expense risk and administrative charges	(123)	(1,045)	(1,921)

Net investment income (loss)	(123)	1,236	6,425

Increase (decrease) in net assets from operations:
Capital gain distributions	5,817	25,379	—
Realized capital gain (loss) on investments	1,789	(4,054)	(111,013)
Change in unrealized appreciation (depreciation)	(15,051)	(48,235)	36,410

Net gain (loss) on investments	(7,445)	(26,910)	(74,603)

Net increase (decrease) in net assets from operations	(7,568)	(25,674)	(68,178)

Contract owner transactions:
Variable annuity deposits	—	—	41,147
Terminations, withdrawals and annuity payments	(3,156)	(9,217)	(574,397)
Transfers between subaccounts, net	115,200	(6,592)	4,789
Maintenance charges and mortality adjustments	(51)	(255)	(946)

Increase (decrease) in net assets from contract transactions	111,993	(16,064)	(529,407)

Total increase (decrease) in net assets	104,425	(41,738)	(597,585)

Net assets as of December 31, 2022	$120,833	$96,603	$207,854

Investment income (loss):
Dividend distributions	38	1,646	6,994
Investment Expenses:
Mortality and expense risk and administrative charges	(321)	(985)	(1,583)

Net investment income (loss)	(283)	661	5,411

Increase (decrease) in net assets from operations:
Capital gain distributions	8,200	—	—
Realized capital gain (loss) on investments	(109)	(2,521)	(34,130)
Change in unrealized appreciation (depreciation)	10,844	19,597	23,705

Net gain (loss) on investments	18,935	17,076	(10,425)

Net increase (decrease) in net assets from operations	18,652	17,737	(5,014)

Contract owner transactions:
Variable annuity deposits	—	—	45,929
Terminations, withdrawals and annuity payments	(4,195)	(13,815)	(49,783)
Transfers between subaccounts, net	772	(179)	(35,988)
Maintenance charges and mortality adjustments	(109)	(232)	(532)

Increase (decrease) in net assets from contract transactions	(3,532)	(14,226)	(40,374)

Total increase (decrease) in net assets	15,120	3,511	(45,388)

Net assets as of December 31, 2023	$135,953	$100,114	$162,466

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	AFIS Washington Mutual Investors	Alger Capital Appreciation (c)	Alger Large Cap Growth
Net assets as of December 31, 2021	$472,265	$409,319	$—

Investment income (loss):
Dividend distributions	9,328	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(5,181)	(2,507)	(730)

Net investment income (loss)	4,147	(2,507)	(730)

Increase (decrease) in net assets from operations:
Capital gain distributions	153,710	17,418	8,826
Realized capital gain (loss) on investments	(73,495)	(33,346)	(185,750)
Change in unrealized appreciation (depreciation)	(140,671)	(115,335)	(46,417)

Net gain (loss) on investments	(60,456)	(131,263)	(223,341)

Net increase (decrease) in net assets from operations	(56,309)	(133,770)	(224,071)

Contract owner transactions:
Variable annuity deposits	200,785	449	—
Terminations, withdrawals and annuity payments	(67,327)	(4,482)	(623)
Transfers between subaccounts, net	12,254	(95,962)	382,611
Maintenance charges and mortality adjustments	(759)	(575)	(156)

Increase (decrease) in net assets from contract transactions	144,953	(100,570)	381,832

Total increase (decrease) in net assets	88,644	(234,340)	157,761

Net assets as of December 31, 2022	$560,909	$174,979	$157,761

Investment income (loss):
Dividend distributions	10,767	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(5,194)	(2,278)	(847)

Net investment income (loss)	5,573	(2,278)	(847)

Increase (decrease) in net assets from operations:
Capital gain distributions	5,817	—	—
Realized capital gain (loss) on investments	(1,842)	(23,390)	(23,385)
Change in unrealized appreciation (depreciation)	87,550	86,208	64,274

Net gain (loss) on investments	91,525	62,818	40,889

Net increase (decrease) in net assets from operations	97,098	60,540	40,042

Contract owner transactions:
Variable annuity deposits	53,575	—	54,639
Terminations, withdrawals and annuity payments	(15,483)	(28,977)	(1,217)
Transfers between subaccounts, net	66,721	(13,448)	(79,210)
Maintenance charges and mortality adjustments	(939)	(480)	(130)

Increase (decrease) in net assets from contract transactions	103,874	(42,905)	(25,918)

Total increase (decrease) in net assets	200,972	17,635	14,124

Net assets as of December 31, 2023	$761,881	$192,614	$171,885

(c)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Allspring Growth (c)	Allspring International Equity VT	Allspring Large Cap Core
Net assets as of December 31, 2021	$1,036,704	$45,434	$974,874

Investment income (loss):
Dividend distributions	—	1,465	6,315
Investment Expenses:
Mortality and expense risk and administrative charges	(6,472)	(100)	(7,240)

Net investment income (loss)	(6,472)	1,365	(925)

Increase (decrease) in net assets from operations:
Capital gain distributions	40,740	—	76,314
Realized capital gain (loss) on investments	(35,478)	(82)	(2,945)
Change in unrealized appreciation (depreciation)	(379,541)	(6,782)	(210,507)

Net gain (loss) on investments	(374,279)	(6,864)	(137,138)

Net increase (decrease) in net assets from operations	(380,751)	(5,499)	(138,063)

Contract owner transactions:
Variable annuity deposits	7,755	—	15,003
Terminations, withdrawals and annuity payments	(70,149)	—	(121,574)
Transfers between subaccounts, net	(16,980)	—	19,139
Maintenance charges and mortality adjustments	(1,958)	—	(1,927)

Increase (decrease) in net assets from contract transactions	(81,332)	—	(89,359)

Total increase (decrease) in net assets	(462,083)	(5,499)	(227,422)

Net assets as of December 31, 2022	$574,621	$39,935	$747,452

Investment income (loss):
Dividend distributions	—	627	5,009
Investment Expenses:
Mortality and expense risk and administrative charges	(5,930)	(107)	(7,220)

Net investment income (loss)	(5,930)	520	(2,211)

Increase (decrease) in net assets from operations:
Capital gain distributions	72,166	—	61,718
Realized capital gain (loss) on investments	(22,647)	(77)	(6,198)
Change in unrealized appreciation (depreciation)	138,228	5,656	114,944

Net gain (loss) on investments	187,747	5,579	170,464

Net increase (decrease) in net assets from operations	181,817	6,099	168,253

Contract owner transactions:
Variable annuity deposits	9,861	—	13,194
Terminations, withdrawals and annuity payments	(48,577)	—	(71,337)
Transfers between subaccounts, net	(3,790)	—	(1,235)
Maintenance charges and mortality adjustments	(1,890)	—	(1,552)

Increase (decrease) in net assets from contract transactions	(44,396)	—	(60,930)

Total increase (decrease) in net assets	137,421	6,099	107,323

Net assets as of December 31, 2023	$712,042	$46,034	$854,775

(c)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Allspring Opportunity	Allspring Opportunity VT	Allspring Small Company Value
Net assets as of December 31, 2021	$823,693	$1,407,980	$5,348,332

Investment income (loss):
Dividend distributions	—	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(5,657)	(14,107)	(41,706)

Net investment income (loss)	(5,657)	(14,107)	(41,706)

Increase (decrease) in net assets from operations:
Capital gain distributions	57,859	205,626	174,843
Realized capital gain (loss) on investments	10,243	(1,900)	129,261
Change in unrealized appreciation (depreciation)	(230,210)	(471,320)	(932,453)

Net gain (loss) on investments	(162,108)	(267,594)	(628,349)

Net increase (decrease) in net assets from operations	(167,765)	(281,701)	(670,055)

Contract owner transactions:
Variable annuity deposits	17,301	4,381	55,716
Terminations, withdrawals and annuity payments	(86,511)	(72,889)	(431,990)
Transfers between subaccounts, net	(618)	(203,749)	(125,980)
Maintenance charges and mortality adjustments	(851)	(4,775)	(9,645)

Increase (decrease) in net assets from contract transactions	(70,679)	(277,032)	(511,899)

Total increase (decrease) in net assets	(238,444)	(558,733)	(1,181,954)

Net assets as of December 31, 2022	$585,249	$849,247	$4,166,378

Investment income (loss):
Dividend distributions	—	—	40,721
Investment Expenses:
Mortality and expense risk and administrative charges	(5,432)	(12,422)	(41,603)

Net investment income (loss)	(5,432)	(12,422)	(882)

Increase (decrease) in net assets from operations:
Capital gain distributions	23,604	78,272	—
Realized capital gain (loss) on investments	3,689	(9,365)	67,038
Change in unrealized appreciation (depreciation)	113,833	144,893	584,346

Net gain (loss) on investments	141,126	213,800	651,384

Net increase (decrease) in net assets from operations	135,694	201,378	650,502

Contract owner transactions:
Variable annuity deposits	17,905	—	55,944
Terminations, withdrawals and annuity payments	(118,137)	(56,086)	(334,309)
Transfers between subaccounts, net	(2,801)	(15,330)	745,898
Maintenance charges and mortality adjustments	(1,449)	(4,640)	(8,950)

Increase (decrease) in net assets from contract transactions	(104,482)	(76,056)	458,583

Total increase (decrease) in net assets	31,212	125,322	1,109,085

Net assets as of December 31, 2023	$616,461	$974,569	$5,275,463

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Allspring VT Discovery All Cap Growth Fund (a)	ALPS/Alerian Energy Infrastructure	American Century Diversified Bond
Net assets as of December 31, 2021	$232,514	$228,960	$390,366

Investment income (loss):
Dividend distributions	—	10,724	2,389
Investment Expenses:
Mortality and expense risk and administrative charges	(2,086)	(2,156)	(1,072)

Net investment income (loss)	(2,086)	8,568	1,317

Increase (decrease) in net assets from operations:
Capital gain distributions	37,877	—	—
Realized capital gain (loss) on investments	(412)	6,740	(7,512)
Change in unrealized appreciation (depreciation)	(123,565)	25,204	(16,106)

Net gain (loss) on investments	(86,100)	31,944	(23,618)

Net increase (decrease) in net assets from operations	(88,186)	40,512	(22,301)

Contract owner transactions:
Variable annuity deposits	15	2,377	6,053
Terminations, withdrawals and annuity payments	(538)	(53,966)	(12,596)
Transfers between subaccounts, net	4	18,846	(265,008)
Maintenance charges and mortality adjustments	(355)	(447)	(692)

Increase (decrease) in net assets from contract transactions	(874)	(33,190)	(272,243)

Total increase (decrease) in net assets	(89,060)	7,322	(294,544)

Net assets as of December 31, 2022	$143,454	$236,282	$95,822

Investment income (loss):
Dividend distributions	—	7,224	6,841
Investment Expenses:
Mortality and expense risk and administrative charges	(1,941)	(1,838)	(1,701)

Net investment income (loss)	(1,941)	5,386	5,140

Increase (decrease) in net assets from operations:
Capital gain distributions	15,549	2,588	—
Realized capital gain (loss) on investments	(6,849)	3,652	(3,264)
Change in unrealized appreciation (depreciation)	35,858	17,174	2,072

Net gain (loss) on investments	44,558	23,414	(1,192)

Net increase (decrease) in net assets from operations	42,617	28,800	3,948

Contract owner transactions:
Variable annuity deposits	—	8,139	6,503
Terminations, withdrawals and annuity payments	(6,949)	(29,832)	(5,827)
Transfers between subaccounts, net	(17,980)	6,145	90,036
Maintenance charges and mortality adjustments	(270)	(368)	(879)

Increase (decrease) in net assets from contract transactions	(25,199)	(15,916)	89,833

Total increase (decrease) in net assets	17,418	12,884	93,781

Net assets as of December 31, 2023	$160,872	$249,166	$189,603

(a)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	American Century Equity Income	American Century Heritage	American Century International Bond
Net assets as of December 31, 2021	$13,229,010	$3,487,857	$7,366

Investment income (loss):
Dividend distributions	209,067	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(101,883)	(18,093)	(104)

Net investment income (loss)	107,184	(18,093)	(104)

Increase (decrease) in net assets from operations:
Capital gain distributions	602,158	22,822	—
Realized capital gain (loss) on investments	233,993	(246,959)	(337)
Change in unrealized appreciation (depreciation)	(1,560,633)	(689,863)	(1,460)

Net gain (loss) on investments	(724,482)	(914,000)	(1,797)

Net increase (decrease) in net assets from operations	(617,298)	(932,093)	(1,901)

Contract owner transactions:
Variable annuity deposits	248,297	40,209	683
Terminations, withdrawals and annuity payments	(1,152,124)	(181,143)	—
Transfers between subaccounts, net	(1,696,107)	(752,432)	8,870
Maintenance charges and mortality adjustments	(23,644)	(4,035)	(18)

Increase (decrease) in net assets from contract transactions	(2,623,578)	(897,401)	9,535

Total increase (decrease) in net assets	(3,240,876)	(1,829,494)	7,634

Net assets as of December 31, 2022	$9,988,134	$1,658,363	$15,000

Investment income (loss):
Dividend distributions	197,836	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(83,094)	(16,121)	(139)

Net investment income (loss)	114,742	(16,121)	(139)

Increase (decrease) in net assets from operations:
Capital gain distributions	464,532	16,626	—
Realized capital gain (loss) on investments	26,932	(65,569)	(1,341)
Change in unrealized appreciation (depreciation)	(368,131)	372,287	1,951

Net gain (loss) on investments	123,333	323,344	610

Net increase (decrease) in net assets from operations	238,075	307,223	471

Contract owner transactions:
Variable annuity deposits	183,739	52,258	520
Terminations, withdrawals and annuity payments	(993,284)	(266,192)	—
Transfers between subaccounts, net	(407,395)	81,459	68,484
Maintenance charges and mortality adjustments	(20,825)	(5,197)	(35)

Increase (decrease) in net assets from contract transactions	(1,237,765)	(137,672)	68,969

Total increase (decrease) in net assets	(999,690)	169,551	69,440

Net assets as of December 31, 2023	$8,988,444	$1,827,914	$84,440

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	American Century International Growth	American Century Select	American Century Strategic Allocation: Aggressive
Net assets as of December 31, 2021	$6,732,003	$3,757,042	$1,270,485

Investment income (loss):
Dividend distributions	27,196	—	16,164
Investment Expenses:
Mortality and expense risk and administrative charges	(47,672)	(27,940)	(10,202)

Net investment income (loss)	(20,476)	(27,940)	5,962

Increase (decrease) in net assets from operations:
Capital gain distributions	107,670	269,295	42,081
Realized capital gain (loss) on investments	(47,408)	113,814	164
Change in unrealized appreciation (depreciation)	(1,755,328)	(1,470,065)	(252,097)

Net gain (loss) on investments	(1,695,066)	(1,086,956)	(209,852)

Net increase (decrease) in net assets from operations	(1,715,542)	(1,114,896)	(203,890)

Contract owner transactions:
Variable annuity deposits	137,714	56,128	33,216
Terminations, withdrawals and annuity payments	(583,580)	(327,567)	(44,267)
Transfers between subaccounts, net	327,586	413,848	129,319
Maintenance charges and mortality adjustments	(11,377)	(5,330)	(2,607)

Increase (decrease) in net assets from contract transactions	(129,657)	137,079	115,661

Total increase (decrease) in net assets	(1,845,199)	(977,817)	(88,229)

Net assets as of December 31, 2022	$4,886,804	$2,779,225	$1,182,256

Investment income (loss):
Dividend distributions	—	—	20,938
Investment Expenses:
Mortality and expense risk and administrative charges	(43,384)	(32,449)	(11,339)

Net investment income (loss)	(43,384)	(32,449)	9,599

Increase (decrease) in net assets from operations:
Capital gain distributions	—	208,139	7,079
Realized capital gain (loss) on investments	(64,257)	98,155	(2,861)
Change in unrealized appreciation (depreciation)	631,513	839,294	153,750

Net gain (loss) on investments	567,256	1,145,588	157,968

Net increase (decrease) in net assets from operations	523,872	1,113,139	167,567

Contract owner transactions:
Variable annuity deposits	117,577	70,073	53,132
Terminations, withdrawals and annuity payments	(430,005)	(293,308)	(39,912)
Transfers between subaccounts, net	(328,216)	301,212	720
Maintenance charges and mortality adjustments	(10,500)	(6,066)	(2,484)

Increase (decrease) in net assets from contract transactions	(651,144)	71,911	11,456

Total increase (decrease) in net assets	(127,272)	1,185,050	179,023

Net assets as of December 31, 2023	$4,759,532	$3,964,275	$1,361,279

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	American Century Strategic Allocation: Conservative	American Century Strategic Allocation: Moderate	American Century Ultra®
Net assets as of December 31, 2021	$972,891	$5,222,406	$952,836

Investment income (loss):
Dividend distributions	14,821	44,604	—
Investment Expenses:
Mortality and expense risk and administrative charges	(7,305)	(38,195)	(6,047)

Net investment income (loss)	7,516	6,409	(6,047)

Increase (decrease) in net assets from operations:
Capital gain distributions	18,415	145,729	43,122
Realized capital gain (loss) on investments	(4,863)	(92,197)	31,426
Change in unrealized appreciation (depreciation)	(148,859)	(875,147)	(364,562)

Net gain (loss) on investments	(135,307)	(821,615)	(290,014)

Net increase (decrease) in net assets from operations	(127,791)	(815,206)	(296,061)

Contract owner transactions:
Variable annuity deposits	15,324	108,534	50,650
Terminations, withdrawals and annuity payments	(111,636)	(543,020)	(51,340)
Transfers between subaccounts, net	(4,338)	(206,493)	(67,196)
Maintenance charges and mortality adjustments	(2,675)	(9,402)	(5,247)

Increase (decrease) in net assets from contract transactions	(103,325)	(650,381)	(73,133)

Total increase (decrease) in net assets	(231,116)	(1,465,587)	(369,194)

Net assets as of December 31, 2022	$741,775	$3,756,819	$583,642

Investment income (loss):
Dividend distributions	15,514	72,643	—
Investment Expenses:
Mortality and expense risk and administrative charges	(6,421)	(34,276)	(6,243)

Net investment income (loss)	9,093	38,367	(6,243)

Increase (decrease) in net assets from operations:
Capital gain distributions	440	—	47,845
Realized capital gain (loss) on investments	(14,964)	(56,631)	10,115
Change in unrealized appreciation (depreciation)	66,840	444,943	183,370

Net gain (loss) on investments	52,316	388,312	241,330

Net increase (decrease) in net assets from operations	61,409	426,679	235,087

Contract owner transactions:
Variable annuity deposits	4,715	129,997	37,427
Terminations, withdrawals and annuity payments	(27,713)	(510,520)	(63,155)
Transfers between subaccounts, net	(117,873)	(7,304)	(14,163)
Maintenance charges and mortality adjustments	(1,845)	(6,543)	(3,378)

Increase (decrease) in net assets from contract transactions	(142,716)	(394,370)	(43,269)

Total increase (decrease) in net assets	(81,307)	32,309	191,818

Net assets as of December 31, 2023	$660,468	$3,789,128	$775,460

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	American Century VP Disciplined Core Value	American Century VP Inflation Protection	American Century VP International
Net assets as of December 31, 2021	$221,400	$856,906	$86,180

Investment income (loss):
Dividend distributions	3,360	90,180	868
Investment Expenses:
Mortality and expense risk and administrative charges	(1,096)	(4,187)	(168)

Net investment income (loss)	2,264	85,993	700

Increase (decrease) in net assets from operations:
Capital gain distributions	61,079	4,966	10,309
Realized capital gain (loss) on investments	(17,114)	(58,478)	(14)
Change in unrealized appreciation (depreciation)	(79,122)	(257,148)	(32,578)

Net gain (loss) on investments	(35,157)	(310,660)	(22,283)

Net increase (decrease) in net assets from operations	(32,893)	(224,667)	(21,583)

Contract owner transactions:
Variable annuity deposits	55,424	308,892	—
Terminations, withdrawals and annuity payments	(55,918)	(238,153)	—
Transfers between subaccounts, net	(1,177)	1,191,665	—
Maintenance charges and mortality adjustments	(426)	(1,728)	(131)

Increase (decrease) in net assets from contract transactions	(2,097)	1,260,676	(131)

Total increase (decrease) in net assets	(34,990)	1,036,009	(21,714)

Net assets as of December 31, 2022	$186,410	$1,892,915	$64,466

Investment income (loss):
Dividend distributions	2,293	29,247	799
Investment Expenses:
Mortality and expense risk and administrative charges	(885)	(2,742)	(157)

Net investment income (loss)	1,408	26,505	642

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(4,680)	(104,829)	(385)
Change in unrealized appreciation (depreciation)	16,835	136,201	7,216

Net gain (loss) on investments	12,155	31,372	6,831

Net increase (decrease) in net assets from operations	13,563	57,877	7,473

Contract owner transactions:
Variable annuity deposits	—	—	18,324
Terminations, withdrawals and annuity payments	(4,251)	(117,215)	(28,161)
Transfers between subaccounts, net	(8,535)	(960,252)	90
Maintenance charges and mortality adjustments	(368)	(1,270)	(127)

Increase (decrease) in net assets from contract transactions	(13,154)	(1,078,737)	(9,874)

Total increase (decrease) in net assets	409	(1,020,860)	(2,401)

Net assets as of December 31, 2023	$186,819	$872,055	$62,065

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	American Century VP Mid Cap Value (c)	American Century VP Ultra®	American Century VP Value
Net assets as of December 31, 2021	$5,845,403	$23,653,619	$35,056,543

Investment income (loss):
Dividend distributions	123,749	—	583,342
Investment Expenses:
Mortality and expense risk and administrative charges	(45,133)	(140,484)	(233,629)

Net investment income (loss)	78,616	(140,484)	349,713

Increase (decrease) in net assets from operations:
Capital gain distributions	749,055	1,974,860	2,566,635
Realized capital gain (loss) on investments	98,492	313,097	1,631,180
Change in unrealized appreciation (depreciation)	(1,028,507)	(9,756,346)	(4,801,354)

Net gain (loss) on investments	(180,960)	(7,468,389)	(603,539)

Net increase (decrease) in net assets from operations	(102,344)	(7,608,873)	(253,826)

Contract owner transactions:
Variable annuity deposits	121,428	368,163	302,738
Terminations, withdrawals and annuity payments	(676,593)	(1,418,437)	(3,753,056)
Transfers between subaccounts, net	935,810	(188,884)	(3,243,567)
Maintenance charges and mortality adjustments	(14,691)	(55,633)	(96,283)

Increase (decrease) in net assets from contract transactions	365,954	(1,294,791)	(6,790,168)

Total increase (decrease) in net assets	263,610	(8,903,664)	(7,043,994)

Net assets as of December 31, 2022	$6,109,013	$14,749,955	$28,012,549

Investment income (loss):
Dividend distributions	106,742	—	617,590
Investment Expenses:
Mortality and expense risk and administrative charges	(38,038)	(145,961)	(218,043)

Net investment income (loss)	68,704	(145,961)	399,547

Increase (decrease) in net assets from operations:
Capital gain distributions	592,682	1,257,278	2,136,558
Realized capital gain (loss) on investments	(28,018)	220,348	479,165
Change in unrealized appreciation (depreciation)	(409,204)	4,836,079	(764,549)

Net gain (loss) on investments	155,460	6,313,705	1,851,174

Net increase (decrease) in net assets from operations	224,164	6,167,744	2,250,721

Contract owner transactions:
Variable annuity deposits	52,543	380,550	477,927
Terminations, withdrawals and annuity payments	(810,409)	(1,926,983)	(3,969,740)
Transfers between subaccounts, net	(1,062,521)	2,044,538	2,982,226
Maintenance charges and mortality adjustments	(20,182)	(60,870)	(83,835)

Increase (decrease) in net assets from contract transactions	(1,840,569)	437,235	(593,422)

Total increase (decrease) in net assets	(1,616,405)	6,604,979	1,657,299

Net assets as of December 31, 2023	$4,492,608	$21,354,934	$29,669,848

(c)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	American Funds IS® Asset Allocation	American Funds IS® Capital World Bond	American Funds IS® Global Growth
Net assets as of December 31, 2021	$30,163,919	$3,293,883	$17,270,666

Investment income (loss):
Dividend distributions	356,776	5,456	53,827
Investment Expenses:
Mortality and expense risk and administrative charges	(174,178)	(19,278)	(95,731)

Net investment income (loss)	182,598	(13,822)	(41,904)

Increase (decrease) in net assets from operations:
Capital gain distributions	2,503,571	42,909	1,460,393
Realized capital gain (loss) on investments	(22,471)	(80,705)	(50,410)
Change in unrealized appreciation (depreciation)	(6,766,186)	(527,383)	(5,709,548)

Net gain (loss) on investments	(4,285,086)	(565,179)	(4,299,565)

Net increase (decrease) in net assets from operations	(4,102,488)	(579,001)	(4,341,469)

Contract owner transactions:
Variable annuity deposits	207,727	125,545	350,742
Terminations, withdrawals and annuity payments	(4,427,949)	(252,312)	(672,152)
Transfers between subaccounts, net	(2,265,276)	(226,112)	(1,400,943)
Maintenance charges and mortality adjustments	(44,883)	(6,526)	(25,473)

Increase (decrease) in net assets from contract transactions	(6,530,381)	(359,405)	(1,747,826)

Total increase (decrease) in net assets	(10,632,869)	(938,406)	(6,089,295)

Net assets as of December 31, 2022	$19,531,050	$2,355,477	$11,181,371

Investment income (loss):
Dividend distributions	383,710	—	85,663
Investment Expenses:
Mortality and expense risk and administrative charges	(150,258)	(16,371)	(91,349)

Net investment income (loss)	233,452	(16,371)	(5,686)

Increase (decrease) in net assets from operations:
Capital gain distributions	751,321	—	947,745
Realized capital gain (loss) on investments	(246,687)	(87,407)	(25,940)
Change in unrealized appreciation (depreciation)	1,649,821	215,215	1,432,094

Net gain (loss) on investments	2,154,455	127,808	2,353,899

Net increase (decrease) in net assets from operations	2,387,907	111,437	2,348,213

Contract owner transactions:
Variable annuity deposits	868,272	124,266	219,998
Terminations, withdrawals and annuity payments	(3,289,809)	(317,916)	(593,077)
Transfers between subaccounts, net	360,383	(50,954)	13,452
Maintenance charges and mortality adjustments	(42,629)	(3,701)	(22,856)

Increase (decrease) in net assets from contract transactions	(2,103,783)	(248,305)	(382,483)

Total increase (decrease) in net assets	284,124	(136,868)	1,965,730

Net assets as of December 31, 2023	$19,815,174	$2,218,609	$13,147,101

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	American Funds IS® Global Small Capitalization	American Funds IS® Growth	American Funds IS® Growth- Income
Net assets as of December 31, 2021	$692,265	$4,208,923	$34,085,570

Investment income (loss):
Dividend distributions	—	3,344	286,215
Investment Expenses:
Mortality and expense risk and administrative charges	(3,645)	(33,307)	(207,419)

Net investment income (loss)	(3,645)	(29,963)	78,796

Increase (decrease) in net assets from operations:
Capital gain distributions	183,053	487,142	2,621,215
Realized capital gain (loss) on investments	(50,971)	(79,954)	570,421
Change in unrealized appreciation (depreciation)	(334,495)	(1,665,110)	(8,879,081)

Net gain (loss) on investments	(202,413)	(1,257,922)	(5,687,445)

Net increase (decrease) in net assets from operations	(206,058)	(1,287,885)	(5,608,649)

Contract owner transactions:
Variable annuity deposits	32,156	419,086	933,711
Terminations, withdrawals and annuity payments	(22,288)	(420,751)	(1,547,327)
Transfers between subaccounts, net	(30,834)	(156,868)	(2,653,341)
Maintenance charges and mortality adjustments	(318)	(7,182)	(66,542)

Increase (decrease) in net assets from contract transactions	(21,284)	(165,715)	(3,333,499)

Total increase (decrease) in net assets	(227,342)	(1,453,600)	(8,942,148)

Net assets as of December 31, 2022	$464,923	$2,755,323	$25,143,422

Investment income (loss):
Dividend distributions	154	4,816	307,201
Investment Expenses:
Mortality and expense risk and administrative charges	(3,520)	(24,556)	(194,705)

Net investment income (loss)	(3,366)	(19,740)	112,496

Increase (decrease) in net assets from operations:
Capital gain distributions	7,295	147,876	1,376,439
Realized capital gain (loss) on investments	(17,391)	(4,746)	102,984
Change in unrealized appreciation (depreciation)	86,248	816,377	4,242,887

Net gain (loss) on investments	76,152	959,507	5,722,310

Net increase (decrease) in net assets from operations	72,786	939,767	5,834,806

Contract owner transactions:
Variable annuity deposits	76,062	518,576	851,857
Terminations, withdrawals and annuity payments	(20,085)	(693,629)	(2,900,511)
Transfers between subaccounts, net	8,847	271,706	(380,532)
Maintenance charges and mortality adjustments	(518)	(6,383)	(63,593)

Increase (decrease) in net assets from contract transactions	64,306	90,270	(2,492,779)

Total increase (decrease) in net assets	137,092	1,030,037	3,342,027

Net assets as of December 31, 2023	$602,015	$3,785,360	$28,485,449

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	American Funds IS® International	American Funds IS® International Growth and Income	American Funds IS® Mortgage
Net assets as of December 31, 2021	$6,226,898	$436,509	$291,786

Investment income (loss):
Dividend distributions	87,116	8,883	1,233
Investment Expenses:
Mortality and expense risk and administrative charges	(40,702)	(2,307)	(404)

Net investment income (loss)	46,414	6,576	829

Increase (decrease) in net assets from operations:
Capital gain distributions	801,736	183,574	—
Realized capital gain (loss) on investments	(196,311)	(63,533)	(20,337)
Change in unrealized appreciation (depreciation)	(2,106,343)	(201,629)	(4,371)

Net gain (loss) on investments	(1,500,918)	(81,588)	(24,708)

Net increase (decrease) in net assets from operations	(1,454,504)	(75,012)	(23,879)

Contract owner transactions:
Variable annuity deposits	968,956	26,049	2,716
Terminations, withdrawals and annuity payments	(418,947)	(17,278)	(209,707)
Transfers between subaccounts, net	499,028	(68,107)	1,441
Maintenance charges and mortality adjustments	(8,787)	(570)	(338)

Increase (decrease) in net assets from contract transactions	1,040,250	(59,906)	(205,888)

Total increase (decrease) in net assets	(414,254)	(134,918)	(229,767)

Net assets as of December 31, 2022	$5,812,644	$301,591	$62,019

Investment income (loss):
Dividend distributions	74,098	11,424	1,583
Investment Expenses:
Mortality and expense risk and administrative charges	(46,360)	(1,984)	(189)

Net investment income (loss)	27,738	9,440	1,394

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(194,078)	(28,245)	(3,319)
Change in unrealized appreciation (depreciation)	1,028,467	76,053	3,171

Net gain (loss) on investments	834,389	47,808	(148)

Net increase (decrease) in net assets from operations	862,127	57,248	1,246

Contract owner transactions:
Variable annuity deposits	617,097	239,900	—
Terminations, withdrawals and annuity payments	(437,621)	(48,437)	(5,150)
Transfers between subaccounts, net	(266,308)	1,358	(16,179)
Maintenance charges and mortality adjustments	(10,745)	(464)	(136)

Increase (decrease) in net assets from contract transactions	(97,577)	192,357	(21,465)

Total increase (decrease) in net assets	764,550	249,605	(20,219)

Net assets as of December 31, 2023	$6,577,194	$551,196	$41,800

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	American Funds IS® New World	AMG River Road Mid Cap Value	Ariel®
Net assets as of December 31, 2021	$4,664,407	$1,903,475	$4,101,007

Investment income (loss):
Dividend distributions	43,163	14,837	11,110
Investment Expenses:
Mortality and expense risk and administrative charges	(23,696)	(15,168)	(28,322)

Net investment income (loss)	19,467	(331)	(17,212)

Increase (decrease) in net assets from operations:
Capital gain distributions	348,757	126,030	204,350
Realized capital gain (loss) on investments	(78,270)	(76,564)	82,155
Change in unrealized appreciation (depreciation)	(1,330,921)	(220,490)	(1,029,263)

Net gain (loss) on investments	(1,060,434)	(171,024)	(742,758)

Net increase (decrease) in net assets from operations	(1,040,967)	(171,355)	(759,970)

Contract owner transactions:
Variable annuity deposits	582,877	47,170	37,223
Terminations, withdrawals and annuity payments	(265,934)	(105,009)	(399,381)
Transfers between subaccounts, net	(150,553)	(22,398)	(405,433)
Maintenance charges and mortality adjustments	(7,309)	(3,635)	(6,413)

Increase (decrease) in net assets from contract transactions	159,081	(83,872)	(774,004)

Total increase (decrease) in net assets	(881,886)	(255,227)	(1,533,974)

Net assets as of December 31, 2022	$3,782,521	$1,648,248	$2,567,033

Investment income (loss):
Dividend distributions	53,198	2,612	11,114
Investment Expenses:
Mortality and expense risk and administrative charges	(25,704)	(15,631)	(24,061)

Net investment income (loss)	27,494	(13,019)	(12,947)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	4,897	118,715
Realized capital gain (loss) on investments	(32,145)	(70,099)	7,534
Change in unrealized appreciation (depreciation)	608,225	420,727	241,405

Net gain (loss) on investments	576,080	355,525	367,654

Net increase (decrease) in net assets from operations	603,574	342,506	354,707

Contract owner transactions:
Variable annuity deposits	267,430	36,373	24,803
Terminations, withdrawals and annuity payments	(369,312)	(139,756)	(295,227)
Transfers between subaccounts, net	322,519	3,373	15,692
Maintenance charges and mortality adjustments	(7,928)	(3,407)	(5,310)

Increase (decrease) in net assets from contract transactions	212,709	(103,417)	(260,042)

Total increase (decrease) in net assets	816,283	239,089	94,665

Net assets as of December 31, 2023	$4,598,804	$1,887,337	$2,661,698

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Baron Asset	BlackRock Advantage Large Cap Core V.I.	BlackRock Advantage Small Cap Growth
Net assets as of December 31, 2021	$901,436	$363,352	$145,120

Investment income (loss):
Dividend distributions	—	4,614	722
Investment Expenses:
Mortality and expense risk and administrative charges	(6,080)	(2,474)	(1,311)

Net investment income (loss)	(6,080)	2,140	(589)

Increase (decrease) in net assets from operations:
Capital gain distributions	45	8,210	—
Realized capital gain (loss) on investments	9,048	(34,793)	(1,792)
Change in unrealized appreciation (depreciation)	(243,258)	(92,317)	(38,478)

Net gain (loss) on investments	(234,165)	(118,900)	(40,270)

Net increase (decrease) in net assets from operations	(240,245)	(116,760)	(40,859)

Contract owner transactions:
Variable annuity deposits	26,506	229,895	4,762
Terminations, withdrawals and annuity payments	(44,022)	(15,870)	(1,680)
Transfers between subaccounts, net	7,636	152,054	33,385
Maintenance charges and mortality adjustments	(2,724)	(497)	(606)

Increase (decrease) in net assets from contract transactions	(12,604)	365,582	35,861

Total increase (decrease) in net assets	(252,849)	248,822	(4,998)

Net assets as of December 31, 2022	$648,587	$612,174	$140,122

Investment income (loss):
Dividend distributions	—	2,723	290
Investment Expenses:
Mortality and expense risk and administrative charges	(6,153)	(2,626)	(1,354)

Net investment income (loss)	(6,153)	97	(1,064)

Increase (decrease) in net assets from operations:
Capital gain distributions	24,661	—	—
Realized capital gain (loss) on investments	9,873	(62,489)	(2,065)
Change in unrealized appreciation (depreciation)	73,026	187,440	27,353

Net gain (loss) on investments	107,560	124,951	25,288

Net increase (decrease) in net assets from operations	101,407	125,048	24,224

Contract owner transactions:
Variable annuity deposits	30,045	—	4,483
Terminations, withdrawals and annuity payments	(51,008)	(475,927)	(7,610)
Transfers between subaccounts, net	7,673	271,392	3,979
Maintenance charges and mortality adjustments	(2,529)	(367)	(634)

Increase (decrease) in net assets from contract transactions	(15,819)	(204,902)	218

Total increase (decrease) in net assets	85,588	(79,854)	24,442

Net assets as of December 31, 2023	$734,175	$532,320	$164,564

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	BlackRock Basic Value V.I.	BlackRock Capital Appreciation V.I.	BlackRock Equity Dividend
Net assets as of December 31, 2021	$209,343	$185,349	$852,805

Investment income (loss):
Dividend distributions	2,511	—	7,443
Investment Expenses:
Mortality and expense risk and administrative charges	(1,037)	(1,057)	(5,209)

Net investment income (loss)	1,474	(1,057)	2,234

Increase (decrease) in net assets from operations:
Capital gain distributions	22,157	20,038	55,487
Realized capital gain (loss) on investments	(218)	(29,545)	13,284
Change in unrealized appreciation (depreciation)	(30,756)	(140,541)	(99,775)

Net gain (loss) on investments	(8,817)	(150,048)	(31,004)

Net increase (decrease) in net assets from operations	(7,343)	(151,105)	(28,770)

Contract owner transactions:
Variable annuity deposits	98	275,150	19,751
Terminations, withdrawals and annuity payments	(19,743)	(7,063)	(98,339)
Transfers between subaccounts, net	24,238	15,969	(213,593)
Maintenance charges and mortality adjustments	(251)	(366)	(2,903)

Increase (decrease) in net assets from contract transactions	4,342	283,690	(295,084)

Total increase (decrease) in net assets	(3,001)	132,585	(323,854)

Net assets as of December 31, 2022	$206,342	$317,934	$528,951

Investment income (loss):
Dividend distributions	3,453	—	10,551
Investment Expenses:
Mortality and expense risk and administrative charges	(980)	(1,226)	(4,838)

Net investment income (loss)	2,473	(1,226)	5,713

Increase (decrease) in net assets from operations:
Capital gain distributions	9,132	23,189	27,248
Realized capital gain (loss) on investments	(175)	(12,657)	(2,387)
Change in unrealized appreciation (depreciation)	20,961	137,539	28,860

Net gain (loss) on investments	29,918	148,071	53,721

Net increase (decrease) in net assets from operations	32,391	146,845	59,434

Contract owner transactions:
Variable annuity deposits	—	22,500	19,823
Terminations, withdrawals and annuity payments	(606)	(9,429)	(26,480)
Transfers between subaccounts, net	—	165,700	(4,016)
Maintenance charges and mortality adjustments	(251)	(398)	(2,200)

Increase (decrease) in net assets from contract transactions	(857)	178,373	(12,873)

Total increase (decrease) in net assets	31,534	325,218	46,561

Net assets as of December 31, 2023	$237,876	$643,152	$575,512

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	BlackRock Equity Dividend V.I.	BlackRock Global Allocation	BlackRock Global Allocation V.I.
Net assets as of December 31, 2021	$9,428,956	$75,183	$3,049,772

Investment income (loss):
Dividend distributions	140,970	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(70,462)	(1,544)	(20,430)

Net investment income (loss)	70,508	(1,544)	(20,430)

Increase (decrease) in net assets from operations:
Capital gain distributions	1,126,126	9,703	40,309
Realized capital gain (loss) on investments	(91,817)	(2,186)	(89,458)
Change in unrealized appreciation (depreciation)	(1,634,685)	(32,494)	(438,232)

Net gain (loss) on investments	(600,376)	(24,977)	(487,381)

Net increase (decrease) in net assets from operations	(529,868)	(26,521)	(507,811)

Contract owner transactions:
Variable annuity deposits	1,377,920	3,714	120,245
Terminations, withdrawals and annuity payments	(658,703)	(33,166)	(274,839)
Transfers between subaccounts, net	(10,090)	151,901	136,456
Maintenance charges and mortality adjustments	(16,678)	(763)	(4,257)

Increase (decrease) in net assets from contract transactions	692,449	121,686	(22,395)

Total increase (decrease) in net assets	162,581	95,165	(530,206)

Net assets as of December 31, 2022	$9,591,537	$170,348	$2,519,566

Investment income (loss):
Dividend distributions	181,968	1,283	58,685
Investment Expenses:
Mortality and expense risk and administrative charges	(72,243)	(1,046)	(19,662)

Net investment income (loss)	109,725	237	39,023

Increase (decrease) in net assets from operations:
Capital gain distributions	510,873	—	—
Realized capital gain (loss) on investments	(112,551)	(9,227)	(60,565)
Change in unrealized appreciation (depreciation)	577,372	23,600	303,788

Net gain (loss) on investments	975,694	14,373	243,223

Net increase (decrease) in net assets from operations	1,085,419	14,610	282,246

Contract owner transactions:
Variable annuity deposits	659,628	2,640	23,605
Terminations, withdrawals and annuity payments	(783,495)	(8,517)	(437,282)
Transfers between subaccounts, net	288,631	(66,275)	41,876
Maintenance charges and mortality adjustments	(15,180)	(556)	(4,955)

Increase (decrease) in net assets from contract transactions	149,584	(72,708)	(376,756)

Total increase (decrease) in net assets	1,235,003	(58,098)	(94,510)

Net assets as of December 31, 2023	$10,826,540	$112,250	$2,425,056

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	BlackRock High Yield V.I.	BlackRock International Dividend	BlackRock Large Cap Focus Growth V.I.
Net assets as of December 31, 2021	$8,946,433	$143,320	$242,659

Investment income (loss):
Dividend distributions	339,107	1,201	—
Investment Expenses:
Mortality and expense risk and administrative charges	(49,105)	(859)	(397)

Net investment income (loss)	290,002	342	(397)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	1,687	10,264
Realized capital gain (loss) on investments	(214,070)	1,353	(24,828)
Change in unrealized appreciation (depreciation)	(1,004,467)	(16,252)	(58,679)

Net gain (loss) on investments	(1,218,537)	(13,212)	(73,243)

Net increase (decrease) in net assets from operations	(928,535)	(12,870)	(73,640)

Contract owner transactions:
Variable annuity deposits	276,813	3,447	77,147
Terminations, withdrawals and annuity payments	(794,569)	(5,141)	(2,167)
Transfers between subaccounts, net	(1,596,072)	(34,597)	(116,288)
Maintenance charges and mortality adjustments	(17,847)	(434)	(233)

Increase (decrease) in net assets from contract transactions	(2,131,675)	(36,725)	(41,541)

Total increase (decrease) in net assets	(3,060,210)	(49,595)	(115,181)

Net assets as of December 31, 2022	$5,886,223	$93,725	$127,478

Investment income (loss):
Dividend distributions	622,757	3,495	—
Investment Expenses:
Mortality and expense risk and administrative charges	(92,067)	(1,870)	(5,246)

Net investment income (loss)	530,690	1,625	(5,246)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	19,688
Realized capital gain (loss) on investments	(122,851)	1,478	18,655
Change in unrealized appreciation (depreciation)	585,536	17,244	173,070

Net gain (loss) on investments	462,685	18,722	211,413

Net increase (decrease) in net assets from operations	993,375	20,347	206,167

Contract owner transactions:
Variable annuity deposits	100,423	6,680	—
Terminations, withdrawals and annuity payments	(11,550,300)	(51,577)	(21,141)
Transfers between subaccounts, net	12,372,276	148,872	976,770
Maintenance charges and mortality adjustments	(14,886)	(980)	(812)

Increase (decrease) in net assets from contract transactions	907,513	102,995	954,817

Total increase (decrease) in net assets	1,900,888	123,342	1,160,984

Net assets as of December 31, 2023	$7,787,111	$217,067	$1,288,462

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	BNY Mellon Appreciation	BNY Mellon Dynamic Value	BNY Mellon IP MidCap Stock
Net assets as of December 31, 2021	$9,081,142	$4,144,289	$5,744,015

Investment income (loss):
Dividend distributions	38,933	31,867	21,098
Investment Expenses:
Mortality and expense risk and administrative charges	(65,534)	(39,027)	(29,023)

Net investment income (loss)	(26,601)	(7,160)	(7,925)

Increase (decrease) in net assets from operations:
Capital gain distributions	522,510	376,022	1,163,429
Realized capital gain (loss) on investments	165,359	61,087	(276,918)
Change in unrealized appreciation (depreciation)	(2,297,233)	(257,978)	(1,666,957)

Net gain (loss) on investments	(1,609,364)	179,131	(780,446)

Net increase (decrease) in net assets from operations	(1,635,965)	171,971	(788,371)

Contract owner transactions:
Variable annuity deposits	173,386	46,140	78,791
Terminations, withdrawals and annuity payments	(772,369)	(514,005)	(862,464)
Transfers between subaccounts, net	(301,161)	975,261	(1,286,458)
Maintenance charges and mortality adjustments	(17,781)	(12,296)	(7,987)

Increase (decrease) in net assets from contract transactions	(917,925)	495,100	(2,078,118)

Total increase (decrease) in net assets	(2,553,890)	667,071	(2,866,489)

Net assets as of December 31, 2022	$6,527,252	$4,811,360	$2,877,526

Investment income (loss):
Dividend distributions	47,002	37,297	16,020
Investment Expenses:
Mortality and expense risk and administrative charges	(65,602)	(45,011)	(18,437)

Net investment income (loss)	(18,600)	(7,714)	(2,417)

Increase (decrease) in net assets from operations:
Capital gain distributions	492,055	208,865	94,101
Realized capital gain (loss) on investments	44,480	52,033	(184,265)
Change in unrealized appreciation (depreciation)	783,003	286,871	477,948

Net gain (loss) on investments	1,319,538	547,769	387,784

Net increase (decrease) in net assets from operations	1,300,938	540,055	385,367

Contract owner transactions:
Variable annuity deposits	142,498	73,029	50,827
Terminations, withdrawals and annuity payments	(960,986)	(507,184)	(365,276)
Transfers between subaccounts, net	495,715	152,606	(860,751)
Maintenance charges and mortality adjustments	(17,021)	(11,113)	(6,142)

Increase (decrease) in net assets from contract transactions	(339,794)	(292,662)	(1,181,342)

Total increase (decrease) in net assets	961,144	247,393	(795,975)

Net assets as of December 31, 2023	$7,488,396	$5,058,753	$2,081,551

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	BNY Mellon IP Small Cap Stock Index	BNY Mellon IP Technology Growth	BNY Mellon Opportunistic Midcap Value
Net assets as of December 31, 2021	$8,890,587	$20,742,158	$2,684,051

Investment income (loss):
Dividend distributions	70,595	—	6,050
Investment Expenses:
Mortality and expense risk and administrative charges	(52,364)	(100,766)	(21,516)

Net investment income (loss)	18,231	(100,766)	(15,466)

Increase (decrease) in net assets from operations:
Capital gain distributions	945,300	1,477,688	137,798
Realized capital gain (loss) on investments	37,944	(464,706)	3,993
Change in unrealized appreciation (depreciation)	(2,527,957)	(10,331,042)	(350,831)

Net gain (loss) on investments	(1,544,713)	(9,318,060)	(209,040)

Net increase (decrease) in net assets from operations	(1,526,482)	(9,418,826)	(224,506)

Contract owner transactions:
Variable annuity deposits	739,633	276,298	22,111
Terminations, withdrawals and annuity payments	(512,910)	(956,963)	(161,625)
Transfers between subaccounts, net	(228,079)	(669,192)	(68,294)
Maintenance charges and mortality adjustments	(12,583)	(42,670)	(5,065)

Increase (decrease) in net assets from contract transactions	(13,939)	(1,392,527)	(212,873)

Total increase (decrease) in net assets	(1,540,421)	(10,811,353)	(437,379)

Net assets as of December 31, 2022	$7,350,166	$9,930,805	$2,246,672

Investment income (loss):
Dividend distributions	78,307	—	15,333
Investment Expenses:
Mortality and expense risk and administrative charges	(50,134)	(102,511)	(20,800)

Net investment income (loss)	28,173	(102,511)	(5,467)

Increase (decrease) in net assets from operations:
Capital gain distributions	408,786	—	78,254
Realized capital gain (loss) on investments	(76,815)	(442,788)	(6,234)
Change in unrealized appreciation (depreciation)	747,449	6,286,578	185,445

Net gain (loss) on investments	1,079,420	5,843,790	257,465

Net increase (decrease) in net assets from operations	1,107,593	5,741,279	251,998

Contract owner transactions:
Variable annuity deposits	421,991	236,184	20,028
Terminations, withdrawals and annuity payments	(613,095)	(1,283,316)	(88,343)
Transfers between subaccounts, net	436,074	1,805,448	46,334
Maintenance charges and mortality adjustments	(12,236)	(54,130)	(4,872)

Increase (decrease) in net assets from contract transactions	232,734	704,186	(26,853)

Total increase (decrease) in net assets	1,340,327	6,445,465	225,145

Net assets as of December 31, 2023	$8,690,493	$16,376,270	$2,471,817

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	BNY Mellon Stock Index	BNY Mellon VIF Appreciation	Calamos® Growth
Net assets as of December 31, 2021	$55,819	$7,006,865	$11,409,195

Investment income (loss):
Dividend distributions	912	23,447	—
Investment Expenses:
Mortality and expense risk and administrative charges	(218)	(40,896)	(76,860)

Net investment income (loss)	694	(17,449)	(76,860)

Increase (decrease) in net assets from operations:
Capital gain distributions	11,011	1,787,192	—
Realized capital gain (loss) on investments	(8,456)	(322,918)	(145,384)
Change in unrealized appreciation (depreciation)	(19,639)	(2,745,488)	(3,573,376)

Net gain (loss) on investments	(17,084)	(1,281,214)	(3,718,760)

Net increase (decrease) in net assets from operations	(16,390)	(1,298,663)	(3,795,620)

Contract owner transactions:
Variable annuity deposits	4,207	581,115	99,202
Terminations, withdrawals and annuity payments	(8,219)	(652,162)	(707,819)
Transfers between subaccounts, net	5,780	(489,757)	134,508
Maintenance charges and mortality adjustments	(173)	(8,425)	(14,952)

Increase (decrease) in net assets from contract transactions	1,595	(569,229)	(489,061)

Total increase (decrease) in net assets	(14,795)	(1,867,892)	(4,284,681)

Net assets as of December 31, 2022	$41,024	$5,138,973	$7,124,514

Investment income (loss):
Dividend distributions	844	27,867	—
Investment Expenses:
Mortality and expense risk and administrative charges	(181)	(42,356)	(72,660)

Net investment income (loss)	663	(14,489)	(72,660)

Increase (decrease) in net assets from operations:
Capital gain distributions	1,423	508,486	368,637
Realized capital gain (loss) on investments	(803)	(234,599)	(151,546)
Change in unrealized appreciation (depreciation)	15,342	803,588	2,315,355

Net gain (loss) on investments	15,962	1,077,475	2,532,446

Net increase (decrease) in net assets from operations	16,625	1,062,986	2,459,786

Contract owner transactions:
Variable annuity deposits	576	382,457	76,959
Terminations, withdrawals and annuity payments	(6,531)	(501,105)	(672,855)
Transfers between subaccounts, net	125,014	223,421	(412,908)
Maintenance charges and mortality adjustments	(92)	(6,929)	(14,882)

Increase (decrease) in net assets from contract transactions	118,967	97,844	(1,023,686)

Total increase (decrease) in net assets	135,592	1,160,830	1,436,100

Net assets as of December 31, 2023	$176,616	$6,299,803	$8,560,614

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Calamos® Growth and Income	Calamos® High Income Opportunities	ClearBridge Small Cap Growth
Net assets as of December 31, 2021	$10,893,442	$419,033	$26,919

Investment income (loss):
Dividend distributions	95,373	27,449	—
Investment Expenses:
Mortality and expense risk and administrative charges	(83,299)	(4,855)	(184)

Net investment income (loss)	12,074	22,594	(184)

Increase (decrease) in net assets from operations:
Capital gain distributions	225,348	—	—
Realized capital gain (loss) on investments	154,557	(10,932)	30
Change in unrealized appreciation (depreciation)	(2,434,344)	(74,578)	(7,777)

Net gain (loss) on investments	(2,054,439)	(85,510)	(7,747)

Net increase (decrease) in net assets from operations	(2,042,365)	(62,916)	(7,931)

Contract owner transactions:
Variable annuity deposits	78,946	13,000	—
Terminations, withdrawals and annuity payments	(709,719)	(73,190)	—
Transfers between subaccounts, net	46,804	190,126	—
Maintenance charges and mortality adjustments	(20,837)	(2,781)	(1)

Increase (decrease) in net assets from contract transactions	(604,806)	127,155	(1)

Total increase (decrease) in net assets	(2,647,171)	64,239	(7,932)

Net assets as of December 31, 2022	$8,246,271	$483,272	$18,987

Investment income (loss):
Dividend distributions	58,433	21,048	—
Investment Expenses:
Mortality and expense risk and administrative charges	(81,515)	(3,039)	(176)

Net investment income (loss)	(23,082)	18,009	(176)

Increase (decrease) in net assets from operations:
Capital gain distributions	317,042	—	88
Realized capital gain (loss) on investments	148,070	(27,474)	25
Change in unrealized appreciation (depreciation)	1,111,236	49,565	1,517

Net gain (loss) on investments	1,576,348	22,091	1,630

Net increase (decrease) in net assets from operations	1,553,266	40,100	1,454

Contract owner transactions:
Variable annuity deposits	81,293	10,104	—
Terminations, withdrawals and annuity payments	(784,849)	(25,432)	—
Transfers between subaccounts, net	173,614	(171,391)	—
Maintenance charges and mortality adjustments	(20,550)	(1,592)	(2)

Increase (decrease) in net assets from contract transactions	(550,492)	(188,311)	(2)

Total increase (decrease) in net assets	1,002,774	(148,211)	1,452

Net assets as of December 31, 2023	$9,249,045	$335,061	$20,439

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	ClearBridge Variable Aggressive Growth	ClearBridge Variable Small Cap Growth	Delaware Ivy Asset Strategy
Net assets as of December 31, 2021	$7,481,961	$10,174,791	$259,238

Investment income (loss):
Dividend distributions	—	—	2,724
Investment Expenses:
Mortality and expense risk and administrative charges	(44,601)	(68,421)	(2,316)

Net investment income (loss)	(44,601)	(68,421)	408

Increase (decrease) in net assets from operations:
Capital gain distributions	696,448	153,056	36,789
Realized capital gain (loss) on investments	(375,130)	(132,616)	(1,480)
Change in unrealized appreciation (depreciation)	(2,247,541)	(2,925,347)	(74,999)

Net gain (loss) on investments	(1,926,223)	(2,904,907)	(39,690)

Net increase (decrease) in net assets from operations	(1,970,824)	(2,973,328)	(39,282)

Contract owner transactions:
Variable annuity deposits	50,391	428,759	13,588
Terminations, withdrawals and annuity payments	(485,785)	(566,340)	(27,175)
Transfers between subaccounts, net	(305,190)	(283,865)	53,183
Maintenance charges and mortality adjustments	(25,726)	(15,099)	(394)

Increase (decrease) in net assets from contract transactions	(766,310)	(436,545)	39,202

Total increase (decrease) in net assets	(2,737,134)	(3,409,873)	(80)

Net assets as of December 31, 2022	$4,744,827	$6,764,918	$259,158

Investment income (loss):
Dividend distributions	3,203	—	6,753
Investment Expenses:
Mortality and expense risk and administrative charges	(41,462)	(57,237)	(2,169)

Net investment income (loss)	(38,259)	(57,237)	4,584

Increase (decrease) in net assets from operations:
Capital gain distributions	514,104	—	—
Realized capital gain (loss) on investments	(553,803)	(226,801)	(13,936)
Change in unrealized appreciation (depreciation)	1,036,151	760,330	42,796

Net gain (loss) on investments	996,452	533,529	28,860

Net increase (decrease) in net assets from operations	958,193	476,292	33,444

Contract owner transactions:
Variable annuity deposits	36,575	247,570	10,640
Terminations, withdrawals and annuity payments	(693,905)	(710,365)	(37,943)
Transfers between subaccounts, net	237,878	(405,269)	(23,946)
Maintenance charges and mortality adjustments	(26,339)	(26,209)	(358)

Increase (decrease) in net assets from contract transactions	(445,791)	(894,273)	(51,607)

Total increase (decrease) in net assets	512,402	(417,981)	(18,163)

Net assets as of December 31, 2023	$5,257,229	$6,346,937	$240,995

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Delaware Ivy VIP Asset Strategy	Delaware Ivy VIP Balanced	Delaware Ivy VIP Core Equity
Net assets as of December 31, 2021	$1,182,345	$100,948	$3,796

Investment income (loss):
Dividend distributions	18,025	988	210
Investment Expenses:
Mortality and expense risk and administrative charges	(8,702)	(220)	(221)

Net investment income (loss)	9,323	768	(11)

Increase (decrease) in net assets from operations:
Capital gain distributions	86,602	33,267	18,717
Realized capital gain (loss) on investments	(13,572)	(115)	(57)
Change in unrealized appreciation (depreciation)	(265,353)	(50,336)	(28,327)

Net gain (loss) on investments	(192,323)	(17,184)	(9,667)

Net increase (decrease) in net assets from operations	(183,000)	(16,416)	(9,678)

Contract owner transactions:
Variable annuity deposits	11,939	—	135,416
Terminations, withdrawals and annuity payments	(91,617)	—	(33)
Transfers between subaccounts, net	176,202	—	—
Maintenance charges and mortality adjustments	(3,412)	(175)	(46)

Increase (decrease) in net assets from contract transactions	93,112	(175)	135,337

Total increase (decrease) in net assets	(89,888)	(16,591)	125,659

Net assets as of December 31, 2022	$1,092,457	$84,357	$129,455

Investment income (loss):
Dividend distributions	25,154	682	798
Investment Expenses:
Mortality and expense risk and administrative charges	(8,969)	(229)	(484)

Net investment income (loss)	16,185	453	314

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	20,032
Realized capital gain (loss) on investments	(8,318)	(161)	(2,602)
Change in unrealized appreciation (depreciation)	134,243	14,165	22,709

Net gain (loss) on investments	125,925	14,004	40,139

Net increase (decrease) in net assets from operations	142,110	14,457	40,453

Contract owner transactions:
Variable annuity deposits	22,527	—	11,087
Terminations, withdrawals and annuity payments	(66,546)	—	(35,511)
Transfers between subaccounts, net	50,140	18,435	69,348
Maintenance charges and mortality adjustments	(3,478)	(185)	(193)

Increase (decrease) in net assets from contract transactions	2,643	18,250	44,731

Total increase (decrease) in net assets	144,753	32,707	85,184

Net assets as of December 31, 2023	$1,237,210	$117,064	$214,639

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Delaware Ivy VIP Energy	Delaware Ivy VIP Global Growth	Delaware Ivy VIP Growth
Net assets as of December 31, 2021	$154,385	$971,589	$211,983

Investment income (loss):
Dividend distributions	3,961	15	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,942)	(514)	(387)

Net investment income (loss)	2,019	(499)	(387)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	290	40,958
Realized capital gain (loss) on investments	22,679	61,119	(9,669)
Change in unrealized appreciation (depreciation)	45,190	(155,189)	(86,701)

Net gain (loss) on investments	67,869	(93,780)	(55,412)

Net increase (decrease) in net assets from operations	69,888	(94,279)	(55,799)

Contract owner transactions:
Variable annuity deposits	10,443	—	—
Terminations, withdrawals and annuity payments	(55,269)	(98)	(44,835)
Transfers between subaccounts, net	(59,603)	(875,268)	—
Maintenance charges and mortality adjustments	(111)	(4)	(618)

Increase (decrease) in net assets from contract transactions	(104,540)	(875,370)	(45,453)

Total increase (decrease) in net assets	(34,652)	(969,649)	(101,252)

Net assets as of December 31, 2022	$119,733	$1,940	$110,731

Investment income (loss):
Dividend distributions	3,615	2	—
Investment Expenses:
Mortality and expense risk and administrative charges	(293)	(4)	(480)

Net investment income (loss)	3,322	(2)	(480)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	411	13,549
Realized capital gain (loss) on investments	570	(34)	(4,258)
Change in unrealized appreciation (depreciation)	(105)	(10)	45,040

Net gain (loss) on investments	465	367	54,331

Net increase (decrease) in net assets from operations	3,787	365	53,851

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(1,542)	(184)	(618)
Transfers between subaccounts, net	(11,289)	—	82,497
Maintenance charges and mortality adjustments	(66)	(3)	(545)

Increase (decrease) in net assets from contract transactions	(12,897)	(187)	81,334

Total increase (decrease) in net assets	(9,110)	178	135,185

Net assets as of December 31, 2023	$110,623	$2,118	$245,916

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Delaware Ivy VIP High Income	Delaware Ivy VIP International Core Equity	Delaware Ivy VIP Limited-Term Bond
Net assets as of December 31, 2021	$586,206	$501,820	$71,787

Investment income (loss):
Dividend distributions	30,576	7,957	930
Investment Expenses:
Mortality and expense risk and administrative charges	(4,045)	(1,182)	(109)

Net investment income (loss)	26,531	6,775	821

Increase (decrease) in net assets from operations:
Capital gain distributions	—	27,402	523
Realized capital gain (loss) on investments	(3,258)	5,715	(4,407)
Change in unrealized appreciation (depreciation)	(86,213)	(101,937)	217

Net gain (loss) on investments	(89,471)	(68,820)	(3,667)

Net increase (decrease) in net assets from operations	(62,940)	(62,045)	(2,846)

Contract owner transactions:
Variable annuity deposits	(8)	19,981	—
Terminations, withdrawals and annuity payments	(21,906)	(55,546)	(358)
Transfers between subaccounts, net	(65,324)	(115,568)	(54,098)
Maintenance charges and mortality adjustments	(332)	(764)	(84)

Increase (decrease) in net assets from contract transactions	(87,570)	(151,897)	(54,540)

Total increase (decrease) in net assets	(150,510)	(213,942)	(57,386)

Net assets as of December 31, 2022	$435,696	$287,878	$14,401

Investment income (loss):
Dividend distributions	25,535	4,618	250
Investment Expenses:
Mortality and expense risk and administrative charges	(3,952)	(946)	(36)

Net investment income (loss)	21,583	3,672	214

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(10,528)	(1,091)	(105)
Change in unrealized appreciation (depreciation)	31,318	40,504	524

Net gain (loss) on investments	20,790	39,413	419

Net increase (decrease) in net assets from operations	42,373	43,085	633

Contract owner transactions:
Variable annuity deposits	5,416	14,795	—
Terminations, withdrawals and annuity payments	(3,716)	(70)	(215)
Transfers between subaccounts, net	(48,885)	(20,014)	(710)
Maintenance charges and mortality adjustments	(214)	(624)	(29)

Increase (decrease) in net assets from contract transactions	(47,399)	(5,913)	(954)

Total increase (decrease) in net assets	(5,026)	37,172	(321)

Net assets as of December 31, 2023	$430,670	$325,050	$14,080

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Delaware Ivy VIP Mid Cap Growth	Delaware Ivy VIP Natural Resources	Delaware Ivy VIP Science And Technology
Net assets as of December 31, 2021	$288,961	$189,760	$272,333

Investment income (loss):
Dividend distributions	—	3,462	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,263)	(591)	(1,628)

Net investment income (loss)	(1,263)	2,871	(1,628)

Increase (decrease) in net assets from operations:
Capital gain distributions	48,079	—	25,076
Realized capital gain (loss) on investments	(16,811)	2,775	(13,168)
Change in unrealized appreciation (depreciation)	(119,519)	29,285	(94,323)

Net gain (loss) on investments	(88,251)	32,060	(82,415)

Net increase (decrease) in net assets from operations	(89,514)	34,931	(84,043)

Contract owner transactions:
Variable annuity deposits	2,913	—	539
Terminations, withdrawals and annuity payments	(32,276)	(8,039)	(8,921)
Transfers between subaccounts, net	327	11,064	(9,780)
Maintenance charges and mortality adjustments	(352)	(423)	(348)

Increase (decrease) in net assets from contract transactions	(29,388)	2,602	(18,510)

Total increase (decrease) in net assets	(118,902)	37,533	(102,553)

Net assets as of December 31, 2022	$170,059	$227,293	$169,780

Investment income (loss):
Dividend distributions	—	9,928	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,712)	(733)	(1,601)

Net investment income (loss)	(1,712)	9,195	(1,601)

Increase (decrease) in net assets from operations:
Capital gain distributions	31,280	—	11,223
Realized capital gain (loss) on investments	(30,839)	5,595	(11,370)
Change in unrealized appreciation (depreciation)	39,826	(39,179)	65,390

Net gain (loss) on investments	40,267	(33,584)	65,243

Net increase (decrease) in net assets from operations	38,555	(24,389)	63,642

Contract owner transactions:
Variable annuity deposits	87,533	—	—
Terminations, withdrawals and annuity payments	(16,069)	(6,683)	(22,654)
Transfers between subaccounts, net	(44,497)	28,287	5,908
Maintenance charges and mortality adjustments	(397)	(492)	(369)

Increase (decrease) in net assets from contract transactions	26,570	21,112	(17,115)

Total increase (decrease) in net assets	65,125	(3,277)	46,527

Net assets as of December 31, 2023	$235,184	$224,016	$216,307

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Delaware Ivy VIP Small Cap Growth	Delaware Ivy VIP Smid Cap Core	Delaware Ivy VIP Value
Net assets as of December 31, 2021	$245,229	$246,246	$225,783

Investment income (loss):
Dividend distributions	—	—	2,844
Investment Expenses:
Mortality and expense risk and administrative charges	(1,140)	(866)	(487)

Net investment income (loss)	(1,140)	(866)	2,357

Increase (decrease) in net assets from operations:
Capital gain distributions	45,377	44,821	59,037
Realized capital gain (loss) on investments	(1,725)	(23,553)	(9,332)
Change in unrealized appreciation (depreciation)	(109,172)	(59,369)	(65,559)

Net gain (loss) on investments	(65,520)	(38,101)	(15,854)

Net increase (decrease) in net assets from operations	(66,660)	(38,967)	(13,497)

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(2,183)	(52,246)	(54,811)
Transfers between subaccounts, net	1,485	(11,795)	(5,363)
Maintenance charges and mortality adjustments	(301)	(566)	(761)

Increase (decrease) in net assets from contract transactions	(999)	(64,607)	(60,935)

Total increase (decrease) in net assets	(67,659)	(103,574)	(74,432)

Net assets as of December 31, 2022	$177,570	$142,672	$151,351

Investment income (loss):
Dividend distributions	—	306	2,204
Investment Expenses:
Mortality and expense risk and administrative charges	(1,131)	(794)	(365)

Net investment income (loss)	(1,131)	(488)	1,839

Increase (decrease) in net assets from operations:
Capital gain distributions	31,053	15,081	21,324
Realized capital gain (loss) on investments	(4,016)	(13,493)	(2,957)
Change in unrealized appreciation (depreciation)	6,175	19,152	(8,438)

Net gain (loss) on investments	33,212	20,740	9,929

Net increase (decrease) in net assets from operations	32,081	20,252	11,768

Contract owner transactions:
Variable annuity deposits	—	—	11,887
Terminations, withdrawals and annuity payments	(2,637)	(261)	(13,935)
Transfers between subaccounts, net	79,681	3,360	(8,452)
Maintenance charges and mortality adjustments	(300)	(423)	(538)

Increase (decrease) in net assets from contract transactions	76,744	2,676	(11,038)

Total increase (decrease) in net assets	108,825	22,928	730

Net assets as of December 31, 2023	$286,395	$165,600	$152,081

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Delaware VIP Global Equity (a)	Delaware VIP Real Estate Securities	Dimensional VA Equity Allocation
Net assets as of December 31, 2021	$151,520	$53,190	$582,038

Investment income (loss):
Dividend distributions	4,960	390	10,073
Investment Expenses:
Mortality and expense risk and administrative charges	(320)	(443)	(1,436)

Net investment income (loss)	4,640	(53)	8,637

Increase (decrease) in net assets from operations:
Capital gain distributions	31,143	5,823	14,778
Realized capital gain (loss) on investments	(2,794)	(1,445)	(2,577)
Change in unrealized appreciation (depreciation)	(50,418)	(19,775)	(114,290)

Net gain (loss) on investments	(22,069)	(15,397)	(102,089)

Net increase (decrease) in net assets from operations	(17,429)	(15,450)	(93,452)

Contract owner transactions:
Variable annuity deposits	—	17,395	111,988
Terminations, withdrawals and annuity payments	(10,024)	(7,888)	(51,440)
Transfers between subaccounts, net	—	(603)	(18,467)
Maintenance charges and mortality adjustments	(204)	(94)	(1,020)

Increase (decrease) in net assets from contract transactions	(10,228)	8,810	41,061

Total increase (decrease) in net assets	(27,657)	(6,640)	(52,391)

Net assets as of December 31, 2022	$123,863	$46,550	$529,647

Investment income (loss):
Dividend distributions	2,276	956	33,252
Investment Expenses:
Mortality and expense risk and administrative charges	(322)	(407)	(3,115)

Net investment income (loss)	1,954	549	30,137

Increase (decrease) in net assets from operations:
Capital gain distributions	2,113	4,410	33,164
Realized capital gain (loss) on investments	(3,320)	(194)	(3,909)
Change in unrealized appreciation (depreciation)	15,816	(797)	183,019

Net gain (loss) on investments	14,609	3,419	212,274

Net increase (decrease) in net assets from operations	16,563	3,968	242,411

Contract owner transactions:
Variable annuity deposits	—	—	861,217
Terminations, withdrawals and annuity payments	(10,807)	(151)	(157,996)
Transfers between subaccounts, net	—	—	164,614
Maintenance charges and mortality adjustments	(260)	(95)	(1,376)

Increase (decrease) in net assets from contract transactions	(11,067)	(246)	866,459

Total increase (decrease) in net assets	5,496	3,722	1,108,870

Net assets as of December 31, 2023	$129,359	$50,272	$1,638,517

(a)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Dimensional VA Global Bond Portfolio	Dimensional VA Global Moderate Allocation	Dimensional VA International Small Portfolio
Net assets as of December 31, 2021	$936,204	$413,498	$2,049,035

Investment income (loss):
Dividend distributions	29,707	8,870	54,799
Investment Expenses:
Mortality and expense risk and administrative charges	(3,996)	(1,121)	(7,535)

Net investment income (loss)	25,711	7,749	47,264

Increase (decrease) in net assets from operations:
Capital gain distributions	—	8,656	37,307
Realized capital gain (loss) on investments	(25,471)	(5,131)	(45,057)
Change in unrealized appreciation (depreciation)	(87,589)	(65,448)	(424,042)

Net gain (loss) on investments	(113,060)	(61,923)	(431,792)

Net increase (decrease) in net assets from operations	(87,349)	(54,174)	(384,528)

Contract owner transactions:
Variable annuity deposits	1,481,995	112,255	677,695
Terminations, withdrawals and annuity payments	(76,697)	(53,216)	(223,394)
Transfers between subaccounts, net	(420,836)	170,119	(14,317)
Maintenance charges and mortality adjustments	(1,902)	(573)	(3,181)

Increase (decrease) in net assets from contract transactions	982,560	228,585	436,803

Total increase (decrease) in net assets	895,211	174,411	52,275

Net assets as of December 31, 2022	$1,831,415	$587,909	$2,101,310

Investment income (loss):
Dividend distributions	78,215	15,650	81,619
Investment Expenses:
Mortality and expense risk and administrative charges	(5,372)	(1,569)	(8,869)

Net investment income (loss)	72,843	14,081	72,750

Increase (decrease) in net assets from operations:
Capital gain distributions	—	6,369	—
Realized capital gain (loss) on investments	(12,201)	(2,058)	(16,489)
Change in unrealized appreciation (depreciation)	28,145	65,276	250,450

Net gain (loss) on investments	15,944	69,587	233,961

Net increase (decrease) in net assets from operations	88,787	83,668	306,711

Contract owner transactions:
Variable annuity deposits	447,035	—	435,621
Terminations, withdrawals and annuity payments	(189,764)	(65,729)	(94,347)
Transfers between subaccounts, net	(156,073)	12,369	(4,947)
Maintenance charges and mortality adjustments	(1,806)	(1,096)	(3,677)

Increase (decrease) in net assets from contract transactions	99,392	(54,456)	332,650

Total increase (decrease) in net assets	188,179	29,212	639,361

Net assets as of December 31, 2023	$2,019,594	$617,121	$2,740,671

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Dimensional VA International Value Portfolio	Dimensional VA Short-Term Fixed Portfolio	Dimensional VA U.S. Large Value Portfolio
Net assets as of December 31, 2021	$1,231,337	$1,247,891	$3,842,822

Investment income (loss):
Dividend distributions	83,046	38,198	109,732
Investment Expenses:
Mortality and expense risk and administrative charges	(6,314)	(6,724)	(17,409)

Net investment income (loss)	76,732	31,474	92,323

Increase (decrease) in net assets from operations:
Capital gain distributions	23,078	—	59,311
Realized capital gain (loss) on investments	(5,911)	(3,420)	69,658
Change in unrealized appreciation (depreciation)	(170,226)	(47,234)	(513,487)

Net gain (loss) on investments	(153,059)	(50,654)	(384,518)

Net increase (decrease) in net assets from operations	(76,327)	(19,180)	(292,195)

Contract owner transactions:
Variable annuity deposits	777,809	788,822	1,807,986
Terminations, withdrawals and annuity payments	(179,004)	(175,737)	(1,391,303)
Transfers between subaccounts, net	504,880	979,698	1,016,632
Maintenance charges and mortality adjustments	(1,922)	(1,266)	(4,702)

Increase (decrease) in net assets from contract transactions	1,101,763	1,591,517	1,428,613

Total increase (decrease) in net assets	1,025,436	1,572,337	1,136,418

Net assets as of December 31, 2022	$2,256,773	$2,820,228	$4,979,240

Investment income (loss):
Dividend distributions	172,590	180,149	138,537
Investment Expenses:
Mortality and expense risk and administrative charges	(9,768)	(11,118)	(18,985)

Net investment income (loss)	162,822	169,031	119,552

Increase (decrease) in net assets from operations:
Capital gain distributions	34,443	—	84,434
Realized capital gain (loss) on investments	8,982	1,597	46,532
Change in unrealized appreciation (depreciation)	271,775	(2,368)	367,523

Net gain (loss) on investments	315,200	(771)	498,489

Net increase (decrease) in net assets from operations	478,022	168,260	618,041

Contract owner transactions:
Variable annuity deposits	813,781	1,743,710	825,299
Terminations, withdrawals and annuity payments	(210,323)	(105,702)	(452,194)
Transfers between subaccounts, net	424,430	182,582	488,964
Maintenance charges and mortality adjustments	(2,792)	(1,762)	(5,118)

Increase (decrease) in net assets from contract transactions	1,025,096	1,818,828	856,951

Total increase (decrease) in net assets	1,503,118	1,987,088	1,474,992

Net assets as of December 31, 2023	$3,759,891	$4,807,316	$6,454,232

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Dimensional VA U.S. Targeted Value Portfolio	DWS Capital Growth VIP	DWS Core Equity VIP
Net assets as of December 31, 2021	$2,491,539	$65,306	$107,084

Investment income (loss):
Dividend distributions	39,336	—	435
Investment Expenses:
Mortality and expense risk and administrative charges	(11,057)	(143)	(1,176)

Net investment income (loss)	28,279	(143)	(741)

Increase (decrease) in net assets from operations:
Capital gain distributions	233,002	10,676	13,238
Realized capital gain (loss) on investments	64,997	(1,490)	(39)
Change in unrealized appreciation (depreciation)	(505,231)	(30,807)	(30,413)

Net gain (loss) on investments	(207,232)	(21,621)	(17,214)

Net increase (decrease) in net assets from operations	(178,953)	(21,764)	(17,955)

Contract owner transactions:
Variable annuity deposits	947,807	16,660	—
Terminations, withdrawals and annuity payments	(892,763)	(24,095)	—
Transfers between subaccounts, net	752,244	(95)	—
Maintenance charges and mortality adjustments	(2,322)	(108)	(185)

Increase (decrease) in net assets from contract transactions	804,966	(7,638)	(185)

Total increase (decrease) in net assets	626,013	(29,402)	(18,140)

Net assets as of December 31, 2022	$3,117,552	$35,904	$88,944

Investment income (loss):
Dividend distributions	53,790	—	603
Investment Expenses:
Mortality and expense risk and administrative charges	(16,110)	(107)	(1,227)

Net investment income (loss)	37,680	(107)	(624)

Increase (decrease) in net assets from operations:
Capital gain distributions	239,355	1,760	5,530
Realized capital gain (loss) on investments	(125,363)	5	(77)
Change in unrealized appreciation (depreciation)	389,671	11,911	16,151

Net gain (loss) on investments	503,663	13,676	21,604

Net increase (decrease) in net assets from operations	541,343	13,569	20,980

Contract owner transactions:
Variable annuity deposits	587,397	—	—
Terminations, withdrawals and annuity payments	(375,888)	—	—
Transfers between subaccounts, net	(108,672)	—	—
Maintenance charges and mortality adjustments	(3,037)	(86)	(198)

Increase (decrease) in net assets from contract transactions	99,800	(86)	(198)

Total increase (decrease) in net assets	641,143	13,483	20,782

Net assets as of December 31, 2023	$3,758,695	$49,387	$109,726

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	DWS CROCI® U.S. VIP	DWS Global Small Cap VIP	DWS High Income VIP
Net assets as of December 31, 2021	$11,295	$51,153	$308,514

Investment income (loss):
Dividend distributions	146	242	12,683
Investment Expenses:
Mortality and expense risk and administrative charges	(24)	(379)	(941)

Net investment income (loss)	122	(137)	11,742

Increase (decrease) in net assets from operations:
Capital gain distributions	148	17,682	—
Realized capital gain (loss) on investments	(75)	(688)	(5,948)
Change in unrealized appreciation (depreciation)	(1,981)	(40,089)	(34,561)

Net gain (loss) on investments	(1,908)	(23,095)	(40,509)

Net increase (decrease) in net assets from operations	(1,786)	(23,232)	(28,767)

Contract owner transactions:
Variable annuity deposits	—	60,533	—
Terminations, withdrawals and annuity payments	(536)	(1,399)	(7,586)
Transfers between subaccounts, net	11	(29)	(54,993)
Maintenance charges and mortality adjustments	(19)	(36)	(442)

Increase (decrease) in net assets from contract transactions	(544)	59,069	(63,021)

Total increase (decrease) in net assets	(2,330)	35,837	(91,788)

Net assets as of December 31, 2022	$8,965	$86,990	$216,726

Investment income (loss):
Dividend distributions	131	565	12,102
Investment Expenses:
Mortality and expense risk and administrative charges	(22)	(419)	(731)

Net investment income (loss)	109	146	11,371

Increase (decrease) in net assets from operations:
Capital gain distributions	—	577	—
Realized capital gain (loss) on investments	(1,067)	(355)	(18,807)
Change in unrealized appreciation (depreciation)	2,607	20,842	22,205

Net gain (loss) on investments	1,540	21,064	3,398

Net increase (decrease) in net assets from operations	1,649	21,210	14,769

Contract owner transactions:
Variable annuity deposits	9,134	—	—
Terminations, withdrawals and annuity payments	(10,754)	(604)	(120,417)
Transfers between subaccounts, net	2	3,714	4,093
Maintenance charges and mortality adjustments	(17)	(36)	(299)

Increase (decrease) in net assets from contract transactions	(1,635)	3,074	(116,623)

Total increase (decrease) in net assets	14	24,284	(101,854)

Net assets as of December 31, 2023	$8,979	$111,274	$114,872

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	DWS International Growth VIP	DWS Small Mid Cap Value VIP	Eaton Vance VT Floating-Rate Income
Net assets as of December 31, 2021	$13,625	$35,007	$4,421,594

Investment income (loss):
Dividend distributions	79	27	153,406
Investment Expenses:
Mortality and expense risk and administrative charges	(26)	(91)	(35,059)

Net investment income (loss)	53	(64)	118,347

Increase (decrease) in net assets from operations:
Capital gain distributions	139	86	—
Realized capital gain (loss) on investments	(20)	1,371	(40,216)
Change in unrealized appreciation (depreciation)	(4,091)	(3,760)	(156,087)

Net gain (loss) on investments	(3,972)	(2,303)	(196,303)

Net increase (decrease) in net assets from operations	(3,919)	(2,367)	(77,956)

Contract owner transactions:
Variable annuity deposits	—	2,913	24,777
Terminations, withdrawals and annuity payments	(554)	—	(42,921)
Transfers between subaccounts, net	12	(4,200)	(500,786)
Maintenance charges and mortality adjustments	(20)	(17)	(393)

Increase (decrease) in net assets from contract transactions	(562)	(1,304)	(519,323)

Total increase (decrease) in net assets	(4,481)	(3,671)	(597,279)

Net assets as of December 31, 2022	$9,144	$31,336	$3,824,315

Investment income (loss):
Dividend distributions	48	281	283,362
Investment Expenses:
Mortality and expense risk and administrative charges	(23)	(189)	(36,856)

Net investment income (loss)	25	92	246,506

Increase (decrease) in net assets from operations:
Capital gain distributions	—	1,376	—
Realized capital gain (loss) on investments	(23)	(115)	(48,658)
Change in unrealized appreciation (depreciation)	1,274	4,847	137,849

Net gain (loss) on investments	1,251	6,108	89,191

Net increase (decrease) in net assets from operations	1,276	6,200	335,697

Contract owner transactions:
Variable annuity deposits	9,676	10,441	26,695
Terminations, withdrawals and annuity payments	(11,326)	(8,853)	(89,454)
Transfers between subaccounts, net	(3)	26,708	24,389
Maintenance charges and mortality adjustments	(17)	(87)	(651)

Increase (decrease) in net assets from contract transactions	(1,670)	28,209	(39,021)

Total increase (decrease) in net assets	(394)	34,409	296,676

Net assets as of December 31, 2023	$8,750	$65,745	$4,120,991

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Federated Hermes Corporate Bond	Federated Hermes Fund for U.S. Government Securities II	Federated Hermes High Income Bond II
Net assets as of December 31, 2021	$7,386,684	$2,820,811	$5,172,672

Investment income (loss):
Dividend distributions	230,721	47,500	242,810
Investment Expenses:
Mortality and expense risk and administrative charges	(60,535)	(29,056)	(52,770)

Net investment income (loss)	170,186	18,444	190,040

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(93,553)	(87,818)	(129,358)
Change in unrealized appreciation (depreciation)	(1,236,850)	(294,837)	(672,752)

Net gain (loss) on investments	(1,330,403)	(382,655)	(802,110)

Net increase (decrease) in net assets from operations	(1,160,217)	(364,211)	(612,070)

Contract owner transactions:
Variable annuity deposits	199,998	30,498	38,403
Terminations, withdrawals and annuity payments	(664,309)	(466,821)	(372,939)
Transfers between subaccounts, net	518,252	209,686	(514,832)
Maintenance charges and mortality adjustments	(15,516)	(10,950)	(8,914)

Increase (decrease) in net assets from contract transactions	38,425	(237,587)	(858,282)

Total increase (decrease) in net assets	(1,121,792)	(601,798)	(1,470,352)

Net assets as of December 31, 2022	$6,264,892	$2,219,013	$3,702,320

Investment income (loss):
Dividend distributions	211,835	57,824	214,621
Investment Expenses:
Mortality and expense risk and administrative charges	(53,838)	(26,020)	(45,891)

Net investment income (loss)	157,997	31,804	168,730

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(241,799)	(54,270)	(135,055)
Change in unrealized appreciation (depreciation)	453,374	85,877	346,728

Net gain (loss) on investments	211,575	31,607	211,673

Net increase (decrease) in net assets from operations	369,572	63,411	380,403

Contract owner transactions:
Variable annuity deposits	189,300	7,155	150
Terminations, withdrawals and annuity payments	(878,977)	(167,112)	(384,211)
Transfers between subaccounts, net	(457,985)	(42,016)	141,966
Maintenance charges and mortality adjustments	(13,527)	(11,752)	(19,270)

Increase (decrease) in net assets from contract transactions	(1,161,189)	(213,725)	(261,365)

Total increase (decrease) in net assets	(791,617)	(150,314)	119,038

Net assets as of December 31, 2023	$5,473,275	$2,068,699	$3,821,358

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Fidelity® Advisor Dividend Growth	Fidelity® Advisor International Capital Appreciation (c)	Fidelity® Advisor Leveraged Company Stock
Net assets as of December 31, 2021	$2,602,050	$376,781	$81,307

Investment income (loss):
Dividend distributions	18,869	—	232
Investment Expenses:
Mortality and expense risk and administrative charges	(19,750)	(2,433)	(630)

Net investment income (loss)	(881)	(2,433)	(398)

Increase (decrease) in net assets from operations:
Capital gain distributions	151,990	—	8,057
Realized capital gain (loss) on investments	35,502	16,252	(30)
Change in unrealized appreciation (depreciation)	(520,651)	(114,091)	(27,808)

Net gain (loss) on investments	(333,159)	(97,839)	(19,781)

Net increase (decrease) in net assets from operations	(334,040)	(100,272)	(20,179)

Contract owner transactions:
Variable annuity deposits	19,060	1,012	4,975
Terminations, withdrawals and annuity payments	(207,270)	(37,986)	(193)
Transfers between subaccounts, net	(35,262)	(4,545)	176
Maintenance charges and mortality adjustments	(4,602)	(1)	(212)

Increase (decrease) in net assets from contract transactions	(228,074)	(41,520)	4,746

Total increase (decrease) in net assets	(562,114)	(141,792)	(15,433)

Net assets as of December 31, 2022	$2,039,936	$234,989	$65,874

Investment income (loss):
Dividend distributions	20,241	—	45
Investment Expenses:
Mortality and expense risk and administrative charges	(18,959)	(2,326)	(593)

Net investment income (loss)	1,282	(2,326)	(548)

Increase (decrease) in net assets from operations:
Capital gain distributions	42,570	—	8,869
Realized capital gain (loss) on investments	19,797	10,513	(964)
Change in unrealized appreciation (depreciation)	249,606	49,802	7,546

Net gain (loss) on investments	311,973	60,315	15,451

Net increase (decrease) in net assets from operations	313,255	57,989	14,903

Contract owner transactions:
Variable annuity deposits	15,583	240	3,728
Terminations, withdrawals and annuity payments	(238,199)	(24,321)	(10,808)
Transfers between subaccounts, net	75,510	1	(352)
Maintenance charges and mortality adjustments	(4,890)	(591)	(679)

Increase (decrease) in net assets from contract transactions	(151,996)	(24,671)	(8,111)

Total increase (decrease) in net assets	161,259	33,318	6,792

Net assets as of December 31, 2023	$2,201,195	$268,307	$72,666

(c)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Fidelity® Advisor New Insights	Fidelity® Advisor Real Estate	Fidelity® Advisor Stock Selector Mid Cap
Net assets as of December 31, 2021	$349,204	$2,150,541	$2,907,795

Investment income (loss):
Dividend distributions	329	12,125	4,701
Investment Expenses:
Mortality and expense risk and administrative charges	(2,187)	(13,979)	(22,026)

Net investment income (loss)	(1,858)	(1,854)	(17,325)

Increase (decrease) in net assets from operations:
Capital gain distributions	26,358	186,658	196,828
Realized capital gain (loss) on investments	(2,555)	8,142	24,188
Change in unrealized appreciation (depreciation)	(113,894)	(756,819)	(625,445)

Net gain (loss) on investments	(90,091)	(562,019)	(404,429)

Net increase (decrease) in net assets from operations	(91,949)	(563,873)	(421,754)

Contract owner transactions:
Variable annuity deposits	13,633	36,153	53,085
Terminations, withdrawals and annuity payments	(71,096)	(124,923)	(230,299)
Transfers between subaccounts, net	(4,703)	(227,062)	(29,241)
Maintenance charges and mortality adjustments	(1,041)	(5,921)	(5,269)

Increase (decrease) in net assets from contract transactions	(63,207)	(321,753)	(211,724)

Total increase (decrease) in net assets	(155,156)	(885,626)	(633,478)

Net assets as of December 31, 2022	$194,048	$1,264,915	$2,274,317

Investment income (loss):
Dividend distributions	16	25,662	8,235
Investment Expenses:
Mortality and expense risk and administrative charges	(2,099)	(11,602)	(20,263)

Net investment income (loss)	(2,083)	14,060	(12,028)

Increase (decrease) in net assets from operations:
Capital gain distributions	16,484	—	—
Realized capital gain (loss) on investments	(534)	(54,803)	4,741
Change in unrealized appreciation (depreciation)	54,121	149,788	335,243

Net gain (loss) on investments	70,071	94,985	339,984

Net increase (decrease) in net assets from operations	67,988	109,045	327,956

Contract owner transactions:
Variable annuity deposits	11,885	33,313	42,931
Terminations, withdrawals and annuity payments	(6,390)	(122,455)	(326,641)
Transfers between subaccounts, net	4,083	142	(76,749)
Maintenance charges and mortality adjustments	(550)	(4,495)	(4,221)

Increase (decrease) in net assets from contract transactions	9,028	(93,495)	(364,680)

Total increase (decrease) in net assets	77,016	15,550	(36,724)

Net assets as of December 31, 2023	$271,064	$1,280,465	$2,237,593

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Fidelity® Advisor Value Strategies	Fidelity® VIP Balanced	Fidelity® VIP Contrafund
Net assets as of December 31, 2021	$2,598,277	$3,945,770	$21,753,584

Investment income (loss):
Dividend distributions	6,828	29,397	40,071
Investment Expenses:
Mortality and expense risk and administrative charges	(18,922)	(24,244)	(195,815)

Net investment income (loss)	(12,094)	5,153	(155,744)

Increase (decrease) in net assets from operations:
Capital gain distributions	32,028	207,257	772,136
Realized capital gain (loss) on investments	90,841	(177,639)	232,067
Change in unrealized appreciation (depreciation)	(320,224)	(756,467)	(6,664,210)

Net gain (loss) on investments	(197,355)	(726,849)	(5,660,007)

Net increase (decrease) in net assets from operations	(209,449)	(721,696)	(5,815,751)

Contract owner transactions:
Variable annuity deposits	22,010	584,236	63,391
Terminations, withdrawals and annuity payments	(140,181)	(111,099)	(1,785,713)
Transfers between subaccounts, net	(217,186)	(1,303,780)	(527,120)
Maintenance charges and mortality adjustments	(4,857)	(4,058)	(63,113)

Increase (decrease) in net assets from contract transactions	(340,214)	(834,701)	(2,312,555)

Total increase (decrease) in net assets	(549,663)	(1,556,397)	(8,128,306)

Net assets as of December 31, 2022	$2,048,614	$2,389,373	$13,625,278

Investment income (loss):
Dividend distributions	5,804	44,383	40,342
Investment Expenses:
Mortality and expense risk and administrative charges	(18,822)	(14,659)	(184,887)

Net investment income (loss)	(13,018)	29,724	(144,545)

Increase (decrease) in net assets from operations:
Capital gain distributions	46,890	95,286	562,319
Realized capital gain (loss) on investments	39,821	(10,995)	278,817
Change in unrealized appreciation (depreciation)	290,197	397,532	3,458,733

Net gain (loss) on investments	376,908	481,823	4,299,869

Net increase (decrease) in net assets from operations	363,890	511,547	4,155,324

Contract owner transactions:
Variable annuity deposits	34,994	503,283	144,977
Terminations, withdrawals and annuity payments	(151,216)	(243,946)	(2,219,711)
Transfers between subaccounts, net	(45,175)	(64,780)	1,247,225
Maintenance charges and mortality adjustments	(5,218)	(2,703)	(74,269)

Increase (decrease) in net assets from contract transactions	(166,615)	191,854	(901,778)

Total increase (decrease) in net assets	197,275	703,401	3,253,546

Net assets as of December 31, 2023	$2,245,889	$3,092,774	$16,878,824

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Fidelity® VIP Disciplined Small Cap	Fidelity® VIP Emerging Markets	Fidelity® VIP Equity-Income
Net assets as of December 31, 2021	$666,203	$798,182	$5,208,574

Investment income (loss):
Dividend distributions	3,479	12,331	76,135
Investment Expenses:
Mortality and expense risk and administrative charges	(1,794)	(2,288)	(34,236)

Net investment income (loss)	1,685	10,043	41,899

Increase (decrease) in net assets from operations:
Capital gain distributions	104,409	—	152,763
Realized capital gain (loss) on investments	(10,495)	(24,866)	3,240
Change in unrealized appreciation (depreciation)	(223,229)	(162,404)	(539,024)

Net gain (loss) on investments	(129,315)	(187,270)	(383,021)

Net increase (decrease) in net assets from operations	(127,630)	(177,227)	(341,122)

Contract owner transactions:
Variable annuity deposits	32,106	142,184	327,175
Terminations, withdrawals and annuity payments	(37,388)	(40,910)	(191,480)
Transfers between subaccounts, net	39,100	36,656	(650,315)
Maintenance charges and mortality adjustments	(609)	(1,184)	(11,668)

Increase (decrease) in net assets from contract transactions	33,209	136,746	(526,288)

Total increase (decrease) in net assets	(94,421)	(40,481)	(867,410)

Net assets as of December 31, 2022	$571,782	$757,701	$4,341,164

Investment income (loss):
Dividend distributions	5,867	18,679	75,798
Investment Expenses:
Mortality and expense risk and administrative charges	(1,811)	(2,630)	(33,566)

Net investment income (loss)	4,056	16,049	42,232

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	130,068
Realized capital gain (loss) on investments	(17,922)	(19,834)	2,389
Change in unrealized appreciation (depreciation)	140,146	82,514	223,949

Net gain (loss) on investments	122,224	62,680	356,406

Net increase (decrease) in net assets from operations	126,280	78,729	398,638

Contract owner transactions:
Variable annuity deposits	160,783	98,707	66,278
Terminations, withdrawals and annuity payments	(29,075)	(58,589)	(598,211)
Transfers between subaccounts, net	(50,384)	107,597	380,101
Maintenance charges and mortality adjustments	(553)	(1,357)	(12,499)

Increase (decrease) in net assets from contract transactions	80,771	146,358	(164,331)

Total increase (decrease) in net assets	207,051	225,087	234,307

Net assets as of December 31, 2023	$778,833	$982,788	$4,575,471

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Fidelity® VIP Growth & Income	Fidelity® VIP Growth Opportunities	Fidelity® VIP High Income
Net assets as of December 31, 2021	$5,875,054	$54,699,311	$9,549,997

Investment income (loss):
Dividend distributions	87,407	—	61,393
Investment Expenses:
Mortality and expense risk and administrative charges	(42,985)	(319,874)	(36,043)

Net investment income (loss)	44,422	(319,874)	25,350

Increase (decrease) in net assets from operations:
Capital gain distributions	120,452	7,766,452	—
Realized capital gain (loss) on investments	77,665	(991,601)	(469,927)
Change in unrealized appreciation (depreciation)	(616,838)	(26,939,650)	(108,157)

Net gain (loss) on investments	(418,721)	(20,164,799)	(578,084)

Net increase (decrease) in net assets from operations	(374,299)	(20,484,673)	(552,734)

Contract owner transactions:
Variable annuity deposits	249,166	1,739,862	99,481
Terminations, withdrawals and annuity payments	(580,217)	(3,425,831)	(132,312)
Transfers between subaccounts, net	632,553	(2,797,819)	(7,820,961)
Maintenance charges and mortality adjustments	(19,458)	(106,282)	(4,656)

Increase (decrease) in net assets from contract transactions	282,044	(4,590,070)	(7,858,448)

Total increase (decrease) in net assets	(92,255)	(25,074,743)	(8,411,182)

Net assets as of December 31, 2022	$5,782,799	$29,624,568	$1,138,815

Investment income (loss):
Dividend distributions	91,740	—	65,178
Investment Expenses:
Mortality and expense risk and administrative charges	(47,441)	(304,552)	(10,367)

Net investment income (loss)	44,299	(304,552)	54,811

Increase (decrease) in net assets from operations:
Capital gain distributions	240,668	—	—
Realized capital gain (loss) on investments	212,990	(421,402)	(67,171)
Change in unrealized appreciation (depreciation)	524,905	13,631,884	85,032

Net gain (loss) on investments	978,563	13,210,482	17,861

Net increase (decrease) in net assets from operations	1,022,862	12,905,930	72,672

Contract owner transactions:
Variable annuity deposits	229,790	1,114,292	104,523
Terminations, withdrawals and annuity payments	(1,050,783)	(3,785,691)	(207,559)
Transfers between subaccounts, net	534,220	1,518,630	144,042
Maintenance charges and mortality adjustments	(20,966)	(103,545)	(5,489)

Increase (decrease) in net assets from contract transactions	(307,739)	(1,256,314)	35,517

Total increase (decrease) in net assets	715,123	11,649,616	108,189

Net assets as of December 31, 2023	$6,497,922	$41,274,184	$1,247,004

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Fidelity® VIP Index 500	Fidelity® VIP Investment Grade Bond	Fidelity® VIP Mid Cap
Net assets as of December 31, 2021	$28,267,662	$6,076,230	$897,454

Investment income (loss):
Dividend distributions	257,754	120,154	2,080
Investment Expenses:
Mortality and expense risk and administrative charges	(242,076)	(58,859)	(3,168)

Net investment income (loss)	15,678	61,295	(1,088)

Increase (decrease) in net assets from operations:
Capital gain distributions	181,358	288,959	52,587
Realized capital gain (loss) on investments	1,201,524	(153,855)	(7,959)
Change in unrealized appreciation (depreciation)	(6,614,723)	(1,072,939)	(180,931)

Net gain (loss) on investments	(5,231,841)	(937,835)	(136,303)

Net increase (decrease) in net assets from operations	(5,216,163)	(876,540)	(137,391)

Contract owner transactions:
Variable annuity deposits	186,749	416,949	71,088
Terminations, withdrawals and annuity payments	(2,487,461)	(699,048)	(100,559)
Transfers between subaccounts, net	(1,252,482)	454,641	(5,989)
Maintenance charges and mortality adjustments	(64,369)	(25,042)	(1,059)

Increase (decrease) in net assets from contract transactions	(3,617,563)	147,500	(36,519)

Total increase (decrease) in net assets	(8,833,726)	(729,040)	(173,910)

Net assets as of December 31, 2022	$19,433,936	$5,347,190	$723,544

Investment income (loss):
Dividend distributions	278,622	167,650	2,618
Investment Expenses:
Mortality and expense risk and administrative charges	(225,836)	(55,093)	(3,030)

Net investment income (loss)	52,786	112,557	(412)

Increase (decrease) in net assets from operations:
Capital gain distributions	196,614	—	19,694
Realized capital gain (loss) on investments	886,902	(198,017)	(14,688)
Change in unrealized appreciation (depreciation)	3,589,176	428,506	90,874

Net gain (loss) on investments	4,672,692	230,489	95,880

Net increase (decrease) in net assets from operations	4,725,478	343,046	95,468

Contract owner transactions:
Variable annuity deposits	678,854	558,490	60
Terminations, withdrawals and annuity payments	(2,443,982)	(612,736)	(225,780)
Transfers between subaccounts, net	1,786,428	1,703,543	(17,989)
Maintenance charges and mortality adjustments	(92,566)	(24,940)	(983)

Increase (decrease) in net assets from contract transactions	(71,266)	1,624,357	(244,692)

Total increase (decrease) in net assets	4,654,212	1,967,403	(149,224)

Net assets as of December 31, 2023	$24,088,148	$7,314,593	$574,320

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Fidelity® VIP Overseas	Fidelity® VIP Real Estate	Fidelity® VIP Strategic Income
Net assets as of December 31, 2021	$6,517,890	$432,911	$1,679,505

Investment income (loss):
Dividend distributions	47,809	2,623	41,517
Investment Expenses:
Mortality and expense risk and administrative charges	(39,491)	(800)	(4,258)

Net investment income (loss)	8,318	1,823	37,259

Increase (decrease) in net assets from operations:
Capital gain distributions	47,625	10,554	1,672
Realized capital gain (loss) on investments	(334)	(6,198)	(56,344)
Change in unrealized appreciation (depreciation)	(1,730,721)	(112,647)	(157,562)

Net gain (loss) on investments	(1,683,430)	(108,291)	(212,234)

Net increase (decrease) in net assets from operations	(1,675,112)	(106,468)	(174,975)

Contract owner transactions:
Variable annuity deposits	64,480	19,947	457,885
Terminations, withdrawals and annuity payments	(352,701)	(140,667)	(62,970)
Transfers between subaccounts, net	823,695	(17,850)	(745,901)
Maintenance charges and mortality adjustments	(14,242)	(265)	(1,312)

Increase (decrease) in net assets from contract transactions	521,232	(138,835)	(352,298)

Total increase (decrease) in net assets	(1,153,880)	(245,303)	(527,273)

Net assets as of December 31, 2022	$5,364,010	$187,608	$1,152,232

Investment income (loss):
Dividend distributions	41,223	4,010	64,076
Investment Expenses:
Mortality and expense risk and administrative charges	(40,219)	(548)	(3,559)

Net investment income (loss)	1,004	3,462	60,517

Increase (decrease) in net assets from operations:
Capital gain distributions	13,812	8,074	—
Realized capital gain (loss) on investments	33,899	(6,698)	(16,569)
Change in unrealized appreciation (depreciation)	904,228	12,366	67,612

Net gain (loss) on investments	951,939	13,742	51,043

Net increase (decrease) in net assets from operations	952,943	17,204	111,560

Contract owner transactions:
Variable annuity deposits	221,142	13,658	309,607
Terminations, withdrawals and annuity payments	(825,470)	(18,866)	(141,147)
Transfers between subaccounts, net	(285,823)	(12,230)	71,585
Maintenance charges and mortality adjustments	(13,928)	(205)	(1,225)

Increase (decrease) in net assets from contract transactions	(904,079)	(17,643)	238,820

Total increase (decrease) in net assets	48,864	(439)	350,380

Net assets as of December 31, 2023	$5,412,874	$187,169	$1,502,612

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Franklin Allocation VIP Fund	Franklin DynaTech VIP	Franklin Growth and Income VIP Fund
Net assets as of December 31, 2021	$3,090,071	$1,327,060	$578,205

Investment income (loss):
Dividend distributions	38,547	—	20,156
Investment Expenses:
Mortality and expense risk and administrative charges	(18,370)	(1,576)	(5,278)

Net investment income (loss)	20,177	(1,576)	14,878

Increase (decrease) in net assets from operations:
Capital gain distributions	242,933	51,785	318,502
Realized capital gain (loss) on investments	(157,550)	158,531	(46,705)
Change in unrealized appreciation (depreciation)	(615,918)	(492,415)	(330,173)

Net gain (loss) on investments	(530,535)	(282,099)	(58,376)

Net increase (decrease) in net assets from operations	(510,358)	(283,675)	(43,498)

Contract owner transactions:
Variable annuity deposits	14,702	486	82,582
Terminations, withdrawals and annuity payments	(192,706)	(24,856)	(80,668)
Transfers between subaccounts, net	(291,846)	(929,500)	50,000
Maintenance charges and mortality adjustments	(9,278)	(204)	(445)

Increase (decrease) in net assets from contract transactions	(479,128)	(954,074)	51,469

Total increase (decrease) in net assets	(989,486)	(1,237,749)	7,971

Net assets as of December 31, 2022	$2,100,585	$89,311	$586,176

Investment income (loss):
Dividend distributions	26,749	—	13,086
Investment Expenses:
Mortality and expense risk and administrative charges	(15,512)	(1,060)	(5,581)

Net investment income (loss)	11,237	(1,060)	7,505

Increase (decrease) in net assets from operations:
Capital gain distributions	33,204	—	31,741
Realized capital gain (loss) on investments	(94,013)	(955)	(2,989)
Change in unrealized appreciation (depreciation)	317,466	40,301	10,330

Net gain (loss) on investments	256,657	39,346	39,082

Net increase (decrease) in net assets from operations	267,894	38,286	46,587

Contract owner transactions:
Variable annuity deposits	6,305	—	—
Terminations, withdrawals and annuity payments	(280,343)	(674)	(1,382)
Transfers between subaccounts, net	(1,886)	13,802	—
Maintenance charges and mortality adjustments	(12,990)	(226)	(185)

Increase (decrease) in net assets from contract transactions	(288,914)	12,902	(1,567)

Total increase (decrease) in net assets	(21,020)	51,188	45,020

Net assets as of December 31, 2023	$2,079,565	$140,499	$631,196

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Franklin Income VIP Fund	Franklin Large Cap Growth VIP Fund	Franklin Mutual Global Discovery VIP Fund
Net assets as of December 31, 2021	$15,296,637	$—	$9,260,858

Investment income (loss):
Dividend distributions	786,552	—	121,119
Investment Expenses:
Mortality and expense risk and administrative charges	(120,633)	(199)	(67,735)

Net investment income (loss)	665,919	(199)	53,384

Increase (decrease) in net assets from operations:
Capital gain distributions	319,265	10,173	724,290
Realized capital gain (loss) on investments	(333,193)	(20,118)	(81,804)
Change in unrealized appreciation (depreciation)	(1,689,726)	—	(1,218,001)

Net gain (loss) on investments	(1,703,654)	(9,945)	(575,515)

Net increase (decrease) in net assets from operations	(1,037,735)	(10,144)	(522,131)

Contract owner transactions:
Variable annuity deposits	389,771	16,076	45,075
Terminations, withdrawals and annuity payments	(1,399,991)	(14,696)	(774,050)
Transfers between subaccounts, net	(1,605,698)	8,864	215,206
Maintenance charges and mortality adjustments	(45,650)	(100)	(35,363)

Increase (decrease) in net assets from contract transactions	(2,661,568)	10,144	(549,132)

Total increase (decrease) in net assets	(3,699,303)	—	(1,071,263)

Net assets as of December 31, 2022	$11,597,334	$—	$8,189,595

Investment income (loss):
Dividend distributions	573,747	—	196,292
Investment Expenses:
Mortality and expense risk and administrative charges	(89,116)	(108)	(64,623)

Net investment income (loss)	484,631	(108)	131,669

Increase (decrease) in net assets from operations:
Capital gain distributions	695,565	—	427,181
Realized capital gain (loss) on investments	(216,796)	3	(120,996)
Change in unrealized appreciation (depreciation)	(154,569)	2,517	1,012,611

Net gain (loss) on investments	324,200	2,520	1,318,796

Net increase (decrease) in net assets from operations	808,831	2,412	1,450,465

Contract owner transactions:
Variable annuity deposits	582,498	22,270	52,063
Terminations, withdrawals and annuity payments	(1,739,006)	—	(1,016,851)
Transfers between subaccounts, net	(337,636)	(423)	(491,603)
Maintenance charges and mortality adjustments	(39,347)	(27)	(39,540)

Increase (decrease) in net assets from contract transactions	(1,533,491)	21,820	(1,495,931)

Total increase (decrease) in net assets	(724,660)	24,232	(45,466)

Net assets as of December 31, 2023	$10,872,674	$24,232	$8,144,129

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Franklin Mutual Shares VIP Fund	Franklin Rising Dividends VIP Fund	Franklin Small Cap Value VIP Fund
Net assets as of December 31, 2021	$80,146	$806,309	$3,997,832

Investment income (loss):
Dividend distributions	594	6,923	34,045
Investment Expenses:
Mortality and expense risk and administrative charges	(371)	(6,745)	(24,959)

Net investment income (loss)	223	178	9,086

Increase (decrease) in net assets from operations:
Capital gain distributions	3,589	110,464	642,467
Realized capital gain (loss) on investments	(5,041)	4,396	(77,662)
Change in unrealized appreciation (depreciation)	(1,891)	(210,703)	(1,002,446)

Net gain (loss) on investments	(3,343)	(95,843)	(437,641)

Net increase (decrease) in net assets from operations	(3,120)	(95,665)	(428,555)

Contract owner transactions:
Variable annuity deposits	—	188,968	458,898
Terminations, withdrawals and annuity payments	(17,478)	(18,776)	(347,522)
Transfers between subaccounts, net	(45,168)	(24,542)	(376,351)
Maintenance charges and mortality adjustments	(60)	(1,608)	(10,298)

Increase (decrease) in net assets from contract transactions	(62,706)	144,042	(275,273)

Total increase (decrease) in net assets	(65,826)	48,377	(703,828)

Net assets as of December 31, 2022	$14,320	$854,686	$3,294,004

Investment income (loss):
Dividend distributions	664	7,994	17,176
Investment Expenses:
Mortality and expense risk and administrative charges	(370)	(6,680)	(25,299)

Net investment income (loss)	294	1,314	(8,123)

Increase (decrease) in net assets from operations:
Capital gain distributions	3,056	91,750	186,202
Realized capital gain (loss) on investments	(4,090)	(2,955)	(168,632)
Change in unrealized appreciation (depreciation)	1,825	1,131	421,074

Net gain (loss) on investments	791	89,926	438,644

Net increase (decrease) in net assets from operations	1,085	91,240	430,521

Contract owner transactions:
Variable annuity deposits	8,000	—	182,971
Terminations, withdrawals and annuity payments	(17,996)	(55,661)	(321,041)
Transfers between subaccounts, net	19,375	(8,489)	191,460
Maintenance charges and mortality adjustments	(117)	(1,555)	(10,286)

Increase (decrease) in net assets from contract transactions	9,262	(65,705)	43,104

Total increase (decrease) in net assets	10,347	25,535	473,625

Net assets as of December 31, 2023	$24,667	$880,221	$3,767,629

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Franklin Small- Mid Cap Growth VIP Fund	Franklin Strategic Income VIP Fund	Franklin U.S. Government Securities VIP Fund
Net assets as of December 31, 2021	$4,021,652	$2,226,806	$133,102

Investment income (loss):
Dividend distributions	—	79,989	5,341
Investment Expenses:
Mortality and expense risk and administrative charges	(34,857)	(15,483)	(1,021)

Net investment income (loss)	(34,857)	64,506	4,320

Increase (decrease) in net assets from operations:
Capital gain distributions	722,651	—	—
Realized capital gain (loss) on investments	(252,472)	(61,693)	(491)
Change in unrealized appreciation (depreciation)	(1,778,143)	(250,114)	(25,353)

Net gain (loss) on investments	(1,307,964)	(311,807)	(25,844)

Net increase (decrease) in net assets from operations	(1,342,821)	(247,301)	(21,524)

Contract owner transactions:
Variable annuity deposits	41,216	152,661	—
Terminations, withdrawals and annuity payments	(314,978)	(231,902)	(3,655)
Transfers between subaccounts, net	(185,985)	(57,497)	112,000
Maintenance charges and mortality adjustments	(14,133)	(3,736)	(473)

Increase (decrease) in net assets from contract transactions	(473,880)	(140,474)	107,872

Total increase (decrease) in net assets	(1,816,701)	(387,775)	86,348

Net assets as of December 31, 2022	$2,204,951	$1,839,031	$219,450

Investment income (loss):
Dividend distributions	—	79,085	3,149
Investment Expenses:
Mortality and expense risk and administrative charges	(33,591)	(13,857)	(880)

Net investment income (loss)	(33,591)	65,228	2,269

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(220,632)	(70,255)	(11,848)
Change in unrealized appreciation (depreciation)	839,928	128,721	16,473

Net gain (loss) on investments	619,296	58,466	4,625

Net increase (decrease) in net assets from operations	585,705	123,694	6,894

Contract owner transactions:
Variable annuity deposits	92,066	97,884	7,590
Terminations, withdrawals and annuity payments	(301,648)	(258,050)	(93,637)
Transfers between subaccounts, net	265,152	(56,605)	74,634
Maintenance charges and mortality adjustments	(14,321)	(2,608)	(367)

Increase (decrease) in net assets from contract transactions	41,249	(219,379)	(11,780)

Total increase (decrease) in net assets	626,954	(95,685)	(4,886)

Net assets as of December 31, 2023	$2,831,905	$1,743,346	$214,564

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Goldman Sachs Emerging Markets Equity	Goldman Sachs Government Income	Goldman Sachs VIT International Equity Insights
Net assets as of December 31, 2021	$3,584,776	$3,474,104	$162,324

Investment income (loss):
Dividend distributions	—	20,073	2,439
Investment Expenses:
Mortality and expense risk and administrative charges	(19,241)	(17,429)	(562)

Net investment income (loss)	(19,241)	2,644	1,877

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	111,270	(84,017)	(12,070)
Change in unrealized appreciation (depreciation)	(1,020,833)	(224,134)	(14,627)

Net gain (loss) on investments	(909,563)	(308,151)	(26,697)

Net increase (decrease) in net assets from operations	(928,804)	(305,507)	(24,820)

Contract owner transactions:
Variable annuity deposits	63,870	42,904	6,430
Terminations, withdrawals and annuity payments	(226,313)	(277,316)	(11,807)
Transfers between subaccounts, net	(882,408)	(1,320,835)	(56,206)
Maintenance charges and mortality adjustments	(5,129)	(7,101)	(256)

Increase (decrease) in net assets from contract transactions	(1,049,980)	(1,562,348)	(61,839)

Total increase (decrease) in net assets	(1,978,784)	(1,867,855)	(86,659)

Net assets as of December 31, 2022	$1,605,992	$1,606,249	$75,665

Investment income (loss):
Dividend distributions	8,735	32,403	3,068
Investment Expenses:
Mortality and expense risk and administrative charges	(11,335)	(13,827)	(571)

Net investment income (loss)	(2,600)	18,576	2,497

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	721	(48,379)	(268)
Change in unrealized appreciation (depreciation)	76,386	73,053	14,283

Net gain (loss) on investments	77,107	24,674	14,015

Net increase (decrease) in net assets from operations	74,507	43,250	16,512

Contract owner transactions:
Variable annuity deposits	41,796	48,548	54,913
Terminations, withdrawals and annuity payments	(96,678)	(244,252)	(2,346)
Transfers between subaccounts, net	(659,558)	(11,489)	(10)
Maintenance charges and mortality adjustments	(3,047)	(5,581)	(188)

Increase (decrease) in net assets from contract transactions	(717,487)	(212,774)	52,369

Total increase (decrease) in net assets	(642,980)	(169,524)	68,881

Net assets as of December 31, 2023	$963,012	$1,436,725	$144,546

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Goldman Sachs VIT Large Cap Value	Goldman Sachs VIT Mid Cap Growth Fund	Goldman Sachs VIT Mid Cap Value
Net assets as of December 31, 2021	$4,441	$369,139	$502,550

Investment income (loss):
Dividend distributions	46	—	1,930
Investment Expenses:
Mortality and expense risk and administrative charges	(11)	(766)	(3,860)

Net investment income (loss)	35	(766)	(1,930)

Increase (decrease) in net assets from operations:
Capital gain distributions	403	8,485	67,779
Realized capital gain (loss) on investments	8	(17,375)	4,182
Change in unrealized appreciation (depreciation)	(748)	(80,741)	(125,950)

Net gain (loss) on investments	(337)	(89,631)	(53,989)

Net increase (decrease) in net assets from operations	(302)	(90,397)	(55,919)

Contract owner transactions:
Variable annuity deposits	—	—	39,103
Terminations, withdrawals and annuity payments	(22)	(29,250)	(1,471)
Transfers between subaccounts, net	—	(19,679)	(37,439)
Maintenance charges and mortality adjustments	(9)	(929)	(1,423)

Increase (decrease) in net assets from contract transactions	(31)	(49,858)	(1,230)

Total increase (decrease) in net assets	(333)	(140,255)	(57,149)

Net assets as of December 31, 2022	$4,108	$228,884	$445,401

Investment income (loss):
Dividend distributions	—	—	3,213
Investment Expenses:
Mortality and expense risk and administrative charges	(97)	(600)	(3,760)

Net investment income (loss)	(97)	(600)	(547)

Increase (decrease) in net assets from operations:
Capital gain distributions	1	1,617	10,894
Realized capital gain (loss) on investments	1,202	(8,993)	(5,955)
Change in unrealized appreciation (depreciation)	(323)	47,834	39,170

Net gain (loss) on investments	880	40,458	44,109

Net increase (decrease) in net assets from operations	783	39,858	43,562

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	(17,426)	(21,435)
Transfers between subaccounts, net	(4,886)	(2,001)	(689)
Maintenance charges and mortality adjustments	(5)	(940)	(1,360)

Increase (decrease) in net assets from contract transactions	(4,891)	(20,367)	(23,484)

Total increase (decrease) in net assets	(4,108)	19,491	20,078

Net assets as of December 31, 2023	$—	$248,375	$465,479

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Goldman Sachs VIT Small Cap Equity Insights	Goldman Sachs VIT Strategic Growth	Guggenheim Alpha Opportunity
Net assets as of December 31, 2021	$292,027	$190,065	$102,801

Investment income (loss):
Dividend distributions	281	—	638
Investment Expenses:
Mortality and expense risk and administrative charges	(770)	(391)	(827)

Net investment income (loss)	(489)	(391)	(189)

Increase (decrease) in net assets from operations:
Capital gain distributions	3,297	33,643	—
Realized capital gain (loss) on investments	(308)	(2,398)	1,478
Change in unrealized appreciation (depreciation)	(66,564)	(95,257)	(11,016)

Net gain (loss) on investments	(63,575)	(64,012)	(9,538)

Net increase (decrease) in net assets from operations	(64,064)	(64,403)	(9,727)

Contract owner transactions:
Variable annuity deposits	47,705	—	841
Terminations, withdrawals and annuity payments	(734)	(8,418)	(4,310)
Transfers between subaccounts, net	13,649	53,769	(122)
Maintenance charges and mortality adjustments	(70)	—	(411)

Increase (decrease) in net assets from contract transactions	60,550	45,351	(4,002)

Total increase (decrease) in net assets	(3,514)	(19,052)	(13,729)

Net assets as of December 31, 2022	$288,513	$171,013	$89,072

Investment income (loss):
Dividend distributions	2,682	—	578
Investment Expenses:
Mortality and expense risk and administrative charges	(3,456)	(529)	(830)

Net investment income (loss)	(774)	(529)	(252)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	12,711	—
Realized capital gain (loss) on investments	(35,622)	(2,525)	904
Change in unrealized appreciation (depreciation)	58,090	64,249	6,274

Net gain (loss) on investments	22,468	74,435	7,178

Net increase (decrease) in net assets from operations	21,694	73,906	6,926

Contract owner transactions:
Variable annuity deposits	22,202	—	840
Terminations, withdrawals and annuity payments	(21,460)	(8,768)	(2,074)
Transfers between subaccounts, net	52,289	95,849	(2)
Maintenance charges and mortality adjustments	(297)	—	(431)

Increase (decrease) in net assets from contract transactions	52,734	87,081	(1,667)

Total increase (decrease) in net assets	74,428	160,987	5,259

Net assets as of December 31, 2023	$362,941	$332,000	$94,331

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Guggenheim Core Bond	Guggenheim Floating Rate Strategies	Guggenheim High Yield
Net assets as of December 31, 2021	$8,110,424	$1,644,461	$3,840,657

Investment income (loss):
Dividend distributions	160,213	69,290	190,455
Investment Expenses:
Mortality and expense risk and administrative charges	(48,081)	(13,662)	(29,326)

Net investment income (loss)	112,132	55,628	161,129

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(122,175)	(16,679)	(100,750)
Change in unrealized appreciation (depreciation)	(1,035,932)	(71,005)	(441,879)

Net gain (loss) on investments	(1,158,107)	(87,684)	(542,629)

Net increase (decrease) in net assets from operations	(1,045,975)	(32,056)	(381,500)

Contract owner transactions:
Variable annuity deposits	82,366	53,064	83,618
Terminations, withdrawals and annuity payments	(540,807)	(139,088)	(324,529)
Transfers between subaccounts, net	(1,938,626)	10,862	(322,254)
Maintenance charges and mortality adjustments	(12,854)	(3,778)	(7,474)

Increase (decrease) in net assets from contract transactions	(2,409,921)	(78,940)	(570,639)

Total increase (decrease) in net assets	(3,455,896)	(110,996)	(952,139)

Net assets as of December 31, 2022	$4,654,528	$1,533,465	$2,888,518

Investment income (loss):
Dividend distributions	190,115	125,101	175,657
Investment Expenses:
Mortality and expense risk and administrative charges	(41,718)	(13,781)	(25,713)

Net investment income (loss)	148,397	111,320	149,944

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(137,290)	(16,321)	(82,649)
Change in unrealized appreciation (depreciation)	238,605	72,969	223,050

Net gain (loss) on investments	101,315	56,648	140,401

Net increase (decrease) in net assets from operations	249,712	167,968	290,345

Contract owner transactions:
Variable annuity deposits	85,044	52,773	90,462
Terminations, withdrawals and annuity payments	(542,235)	(214,773)	(442,328)
Transfers between subaccounts, net	247	(115,989)	(25,810)
Maintenance charges and mortality adjustments	(11,406)	(3,984)	(7,519)

Increase (decrease) in net assets from contract transactions	(468,350)	(281,973)	(385,195)

Total increase (decrease) in net assets	(218,638)	(114,005)	(94,850)

Net assets as of December 31, 2023	$4,435,890	$1,419,460	$2,793,668

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Guggenheim Large Cap Value	Guggenheim Long Short Equity	Guggenheim Macro Opportunities
Net assets as of December 31, 2021	$2,137,254	$364,378	$8,903

Investment income (loss):
Dividend distributions	17,434	1,289	508
Investment Expenses:
Mortality and expense risk and administrative charges	(15,121)	(2,848)	(103)

Net investment income (loss)	2,313	(1,559)	405

Increase (decrease) in net assets from operations:
Capital gain distributions	124,839	—	1
Realized capital gain (loss) on investments	55,786	4,136	(11)
Change in unrealized appreciation (depreciation)	(234,010)	(56,685)	(1,552)

Net gain (loss) on investments	(53,385)	(52,549)	(1,562)

Net increase (decrease) in net assets from operations	(51,072)	(54,108)	(1,157)

Contract owner transactions:
Variable annuity deposits	21,279	8,308	16
Terminations, withdrawals and annuity payments	(93,508)	(6,623)	(31)
Transfers between subaccounts, net	(360,940)	(3,765)	3,397
Maintenance charges and mortality adjustments	(3,096)	(1,418)	(57)

Increase (decrease) in net assets from contract transactions	(436,265)	(3,498)	3,325

Total increase (decrease) in net assets	(487,337)	(57,606)	2,168

Net assets as of December 31, 2022	$1,649,917	$306,772	$11,071

Investment income (loss):
Dividend distributions	19,749	799	758
Investment Expenses:
Mortality and expense risk and administrative charges	(13,745)	(2,913)	(103)

Net investment income (loss)	6,004	(2,114)	655

Increase (decrease) in net assets from operations:
Capital gain distributions	128,986	2,233	—
Realized capital gain (loss) on investments	19,841	6,166	(382)
Change in unrealized appreciation (depreciation)	(49,559)	29,351	863

Net gain (loss) on investments	99,268	37,750	481

Net increase (decrease) in net assets from operations	105,272	35,636	1,136

Contract owner transactions:
Variable annuity deposits	19,573	11,084	—
Terminations, withdrawals and annuity payments	(320,242)	(19,476)	—
Transfers between subaccounts, net	(75,155)	912	6,077
Maintenance charges and mortality adjustments	(3,734)	(1,427)	(51)

Increase (decrease) in net assets from contract transactions	(379,558)	(8,907)	6,026

Total increase (decrease) in net assets	(274,286)	26,729	7,162

Net assets as of December 31, 2023	$1,375,631	$333,501	$18,233

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Guggenheim Managed Futures Strategy	Guggenheim Multi- Hedge Strategies	Guggenheim Small Cap Value
Net assets as of December 31, 2021	$—	$7,611	$46,550

Investment income (loss):
Dividend distributions	1,027	477	507
Investment Expenses:
Mortality and expense risk and administrative charges	(156)	(224)	(413)

Net investment income (loss)	871	253	94

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	1,648
Realized capital gain (loss) on investments	(98)	(1)	49
Change in unrealized appreciation (depreciation)	(1,976)	(1,746)	(3,922)

Net gain (loss) on investments	(2,074)	(1,747)	(2,225)

Net increase (decrease) in net assets from operations	(1,203)	(1,494)	(2,131)

Contract owner transactions:
Variable annuity deposits	161	354	2,098
Terminations, withdrawals and annuity payments	(9,566)	(10,392)	(4)
Transfers between subaccounts, net	34,508	34,328	—
Maintenance charges and mortality adjustments	(140)	(203)	(91)

Increase (decrease) in net assets from contract transactions	24,963	24,087	2,003

Total increase (decrease) in net assets	23,760	22,593	(128)

Net assets as of December 31, 2022	$23,760	$30,204	$46,422

Investment income (loss):
Dividend distributions	177	758	516
Investment Expenses:
Mortality and expense risk and administrative charges	(180)	(240)	(448)

Net investment income (loss)	(3)	518	68

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	3,594
Realized capital gain (loss) on investments	(418)	(170)	317
Change in unrealized appreciation (depreciation)	975	517	319

Net gain (loss) on investments	557	347	4,230

Net increase (decrease) in net assets from operations	554	865	4,298

Contract owner transactions:
Variable annuity deposits	—	240	5,620
Terminations, withdrawals and annuity payments	(5,809)	(5,776)	(5,545)
Transfers between subaccounts, net	—	—	4,238
Maintenance charges and mortality adjustments	(143)	(158)	(148)

Increase (decrease) in net assets from contract transactions	(5,952)	(5,694)	4,165

Total increase (decrease) in net assets	(5,398)	(4,829)	8,463

Net assets as of December 31, 2023	$18,362	$25,375	$54,885

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Guggenheim SMid Cap Value	Guggenheim StylePlus Large Core	Guggenheim StylePlus Mid Growth
Net assets as of December 31, 2021	$14,049,792	$1,673,028	$2,448,075

Investment income (loss):
Dividend distributions	67,647	12,988	7,059
Investment Expenses:
Mortality and expense risk and administrative charges	(109,882)	(14,130)	(14,338)

Net investment income (loss)	(42,235)	(1,142)	(7,279)

Increase (decrease) in net assets from operations:
Capital gain distributions	525,750	378,374	397,347
Realized capital gain (loss) on investments	170,678	22,669	(40,529)
Change in unrealized appreciation (depreciation)	(1,083,321)	(789,966)	(999,811)

Net gain (loss) on investments	(386,893)	(388,923)	(642,993)

Net increase (decrease) in net assets from operations	(429,128)	(390,065)	(650,272)

Contract owner transactions:
Variable annuity deposits	130,223	31,377	29,170
Terminations, withdrawals and annuity payments	(1,347,594)	(246,769)	(161,769)
Transfers between subaccounts, net	(981,465)	285,095	(289,544)
Maintenance charges and mortality adjustments	(32,170)	(4,628)	(3,602)

Increase (decrease) in net assets from contract transactions	(2,231,006)	65,075	(425,745)

Total increase (decrease) in net assets	(2,660,134)	(324,990)	(1,076,017)

Net assets as of December 31, 2022	$11,389,658	$1,348,038	$1,372,058

Investment income (loss):
Dividend distributions	26,848	34,962	37,646
Investment Expenses:
Mortality and expense risk and administrative charges	(100,709)	(12,839)	(13,607)

Net investment income (loss)	(73,861)	22,123	24,039

Increase (decrease) in net assets from operations:
Capital gain distributions	147,478	—	—
Realized capital gain (loss) on investments	64,749	(38,452)	(36,774)
Change in unrealized appreciation (depreciation)	746,398	331,841	355,204

Net gain (loss) on investments	958,625	293,389	318,430

Net increase (decrease) in net assets from operations	884,764	315,512	342,469

Contract owner transactions:
Variable annuity deposits	126,164	33,200	20,177
Terminations, withdrawals and annuity payments	(1,158,979)	(186,326)	(99,163)
Transfers between subaccounts, net	5,754	(70,197)	32,175
Maintenance charges and mortality adjustments	(24,221)	(5,185)	(3,681)

Increase (decrease) in net assets from contract transactions	(1,051,282)	(228,508)	(50,492)

Total increase (decrease) in net assets	(166,518)	87,004	291,977

Net assets as of December 31, 2023	$11,223,140	$1,435,042	$1,664,035

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Guggenheim Total Return Bond	Guggenheim VIF All Cap Value	Guggenheim VIF Alpha Opportunity
Net assets as of December 31, 2021	$696,433	$18,904,535	$2,148,487

Investment income (loss):
Dividend distributions	15,074	203,014	7,179
Investment Expenses:
Mortality and expense risk and administrative charges	(3,974)	(142,421)	(13,986)

Net investment income (loss)	11,100	60,593	(6,807)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	1,890,267	—
Realized capital gain (loss) on investments	(17,411)	384,940	(4,586)
Change in unrealized appreciation (depreciation)	(86,736)	(2,722,612)	(180,697)

Net gain (loss) on investments	(104,147)	(447,405)	(185,283)

Net increase (decrease) in net assets from operations	(93,047)	(386,812)	(192,090)

Contract owner transactions:
Variable annuity deposits	12,274	253,952	12,920
Terminations, withdrawals and annuity payments	(46,430)	(1,878,322)	(243,860)
Transfers between subaccounts, net	(219,727)	494,298	(19,674)
Maintenance charges and mortality adjustments	(2,451)	(73,564)	(11,461)

Increase (decrease) in net assets from contract transactions	(256,334)	(1,203,636)	(262,075)

Total increase (decrease) in net assets	(349,381)	(1,590,448)	(454,165)

Net assets as of December 31, 2022	$347,052	$17,314,087	$1,694,322

Investment income (loss):
Dividend distributions	17,176	263,797	1,989
Investment Expenses:
Mortality and expense risk and administrative charges	(3,631)	(137,238)	(12,953)

Net investment income (loss)	13,545	126,559	(10,964)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	1,433,599	—
Realized capital gain (loss) on investments	(5,223)	104,187	2,917
Change in unrealized appreciation (depreciation)	14,630	(456,238)	132,992

Net gain (loss) on investments	9,407	1,081,548	135,909

Net increase (decrease) in net assets from operations	22,952	1,208,107	124,945

Contract owner transactions:
Variable annuity deposits	22,410	251,848	43,154
Terminations, withdrawals and annuity payments	(29,529)	(2,568,241)	(154,591)
Transfers between subaccounts, net	69,967	1,159,238	(20,085)
Maintenance charges and mortality adjustments	(1,735)	(67,376)	(10,417)

Increase (decrease) in net assets from contract transactions	61,113	(1,224,531)	(141,939)

Total increase (decrease) in net assets	84,065	(16,424)	(16,994)

Net assets as of December 31, 2023	$431,117	$17,297,663	$1,677,328

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Guggenheim VIF Floating Rate Strategies	Guggenheim VIF Global Managed Futures Strategy	Guggenheim VIF High Yield
Net assets as of December 31, 2021	$9,745,305	$641,146	$22,093,725

Investment income (loss):
Dividend distributions	143,856	29,383	1,106,592
Investment Expenses:
Mortality and expense risk and administrative charges	(44,128)	(13,636)	(156,889)

Net investment income (loss)	99,728	15,747	949,703

Increase (decrease) in net assets from operations:
Capital gain distributions	—	5,816	—
Realized capital gain (loss) on investments	(122,431)	33,218	(922,879)
Change in unrealized appreciation (depreciation)	(46,612)	45,446	(2,188,813)

Net gain (loss) on investments	(169,043)	84,480	(3,111,692)

Net increase (decrease) in net assets from operations	(69,315)	100,227	(2,161,989)

Contract owner transactions:
Variable annuity deposits	265,542	103,192	209,491
Terminations, withdrawals and annuity payments	(336,303)	(462,794)	(2,283,373)
Transfers between subaccounts, net	(2,280,456)	1,776,356	(2,134,985)
Maintenance charges and mortality adjustments	(17,092)	(4,508)	(60,291)

Increase (decrease) in net assets from contract transactions	(2,368,309)	1,412,246	(4,269,158)

Total increase (decrease) in net assets	(2,437,624)	1,512,473	(6,431,147)

Net assets as of December 31, 2022	$7,307,681	$2,153,619	$15,662,578

Investment income (loss):
Dividend distributions	272,055	47,332	859,019
Investment Expenses:
Mortality and expense risk and administrative charges	(57,405)	(8,752)	(128,218)

Net investment income (loss)	214,650	38,580	730,801

Increase (decrease) in net assets from operations:
Capital gain distributions	—	30,113	—
Realized capital gain (loss) on investments	96,436	5,627	(596,370)
Change in unrealized appreciation (depreciation)	431,979	(31,399)	1,394,359

Net gain (loss) on investments	528,415	4,341	797,989

Net increase (decrease) in net assets from operations	743,065	42,921	1,528,790

Contract owner transactions:
Variable annuity deposits	69,141	54,023	233,365
Terminations, withdrawals and annuity payments	(286,206)	(134,683)	(1,962,566)
Transfers between subaccounts, net	(192,495)	(904,652)	(316,551)
Maintenance charges and mortality adjustments	(17,707)	(4,159)	(68,066)

Increase (decrease) in net assets from contract transactions	(427,267)	(989,471)	(2,113,818)

Total increase (decrease) in net assets	315,798	(946,550)	(585,028)

Net assets as of December 31, 2023	$7,623,479	$1,207,069	$15,077,550

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Guggenheim VIF Large Cap Value	Guggenheim VIF Long Short Equity	Guggenheim VIF Managed Asset Allocation
Net assets as of December 31, 2021	$30,716,444	$5,197,296	$12,197,997

Investment income (loss):
Dividend distributions	358,728	22,306	81,252
Investment Expenses:
Mortality and expense risk and administrative charges	(275,901)	(39,875)	(80,448)

Net investment income (loss)	82,827	(17,569)	804

Increase (decrease) in net assets from operations:
Capital gain distributions	2,502,229	—	947,238
Realized capital gain (loss) on investments	997,200	71,372	192,519
Change in unrealized appreciation (depreciation)	(4,229,078)	(812,412)	(3,173,434)

Net gain (loss) on investments	(729,649)	(741,040)	(2,033,677)

Net increase (decrease) in net assets from operations	(646,822)	(758,609)	(2,032,873)

Contract owner transactions:
Variable annuity deposits	502,780	13,273	27,368
Terminations, withdrawals and annuity payments	(3,635,810)	(593,950)	(627,262)
Transfers between subaccounts, net	289,815	508,645	(307,355)
Maintenance charges and mortality adjustments	(103,078)	(21,766)	(39,786)

Increase (decrease) in net assets from contract transactions	(2,946,293)	(93,798)	(947,035)

Total increase (decrease) in net assets	(3,593,115)	(852,407)	(2,979,908)

Net assets as of December 31, 2022	$27,123,329	$4,344,889	$9,218,089

Investment income (loss):
Dividend distributions	355,351	10,285	115,857
Investment Expenses:
Mortality and expense risk and administrative charges	(216,077)	(41,116)	(73,626)

Net investment income (loss)	139,274	(30,831)	42,231

Increase (decrease) in net assets from operations:
Capital gain distributions	2,103,794	—	71,054
Realized capital gain (loss) on investments	815,549	53,400	141,211
Change in unrealized appreciation (depreciation)	(1,360,253)	466,907	881,743

Net gain (loss) on investments	1,559,090	520,307	1,094,008

Net increase (decrease) in net assets from operations	1,698,364	489,476	1,136,239

Contract owner transactions:
Variable annuity deposits	240,667	67,087	40,043
Terminations, withdrawals and annuity payments	(3,142,752)	(274,387)	(1,062,482)
Transfers between subaccounts, net	(6,280,508)	1,387,307	(262,598)
Maintenance charges and mortality adjustments	(100,177)	(21,942)	(36,271)

Increase (decrease) in net assets from contract transactions	(9,282,770)	1,158,065	(1,321,308)

Total increase (decrease) in net assets	(7,584,406)	1,647,541	(185,069)

Net assets as of December 31, 2023	$19,538,923	$5,992,430	$9,033,020

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Guggenheim VIF Multi-Hedge Strategies	Guggenheim VIF Small Cap Value	Guggenheim VIF SMid Cap Value
Net assets as of December 31, 2021	$3,800,975	$27,154,082	$40,746,196

Investment income (loss):
Dividend distributions	48,110	157,397	318,201
Investment Expenses:
Mortality and expense risk and administrative charges	(42,093)	(206,916)	(312,418)

Net investment income (loss)	6,017	(49,519)	5,783

Increase (decrease) in net assets from operations:
Capital gain distributions	41,797	1,134,949	3,970,017
Realized capital gain (loss) on investments	18,760	529,285	1,218,042
Change in unrealized appreciation (depreciation)	(243,323)	(2,903,488)	(6,293,502)

Net gain (loss) on investments	(182,766)	(1,239,254)	(1,105,443)

Net increase (decrease) in net assets from operations	(176,749)	(1,288,773)	(1,099,660)

Contract owner transactions:
Variable annuity deposits	34,894	299,975	593,339
Terminations, withdrawals and annuity payments	(360,535)	(2,870,943)	(4,283,238)
Transfers between subaccounts, net	489,188	(1,954,397)	(559,455)
Maintenance charges and mortality adjustments	(18,736)	(81,070)	(156,958)

Increase (decrease) in net assets from contract transactions	144,811	(4,606,435)	(4,406,312)

Total increase (decrease) in net assets	(31,938)	(5,895,208)	(5,505,972)

Net assets as of December 31, 2022	$3,769,037	$21,258,874	$35,240,224

Investment income (loss):
Dividend distributions	85,747	253,637	506,047
Investment Expenses:
Mortality and expense risk and administrative charges	(35,443)	(168,909)	(281,847)

Net investment income (loss)	50,304	84,728	224,200

Increase (decrease) in net assets from operations:
Capital gain distributions	—	1,237,214	2,373,844
Realized capital gain (loss) on investments	(33,575)	125,661	717,839
Change in unrealized appreciation (depreciation)	77,423	235,704	(564,487)

Net gain (loss) on investments	43,848	1,598,579	2,527,196

Net increase (decrease) in net assets from operations	94,152	1,683,307	2,751,396

Contract owner transactions:
Variable annuity deposits	13,186	273,811	614,480
Terminations, withdrawals and annuity payments	(524,732)	(2,896,618)	(4,974,631)
Transfers between subaccounts, net	178,996	(1,117,627)	(643,559)
Maintenance charges and mortality adjustments	(15,976)	(80,754)	(156,603)

Increase (decrease) in net assets from contract transactions	(348,526)	(3,821,188)	(5,160,313)

Total increase (decrease) in net assets	(254,374)	(2,137,881)	(2,408,917)

Net assets as of December 31, 2023	$3,514,663	$19,120,993	$32,831,307

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Guggenheim VIF StylePlus Large Core	Guggenheim VIF StylePlus Large Growth	Guggenheim VIF StylePlus Mid Growth
Net assets as of December 31, 2021	$15,560,208	$13,109,477	$14,786,164

Investment income (loss):
Dividend distributions	66,087	39,168	39,137
Investment Expenses:
Mortality and expense risk and administrative charges	(93,842)	(72,983)	(88,143)

Net investment income (loss)	(27,755)	(33,815)	(49,006)

Increase (decrease) in net assets from operations:
Capital gain distributions	3,131,755	2,217,582	2,834,586
Realized capital gain (loss) on investments	424,876	33,636	(228,050)
Change in unrealized appreciation (depreciation)	(6,699,188)	(6,080,119)	(6,649,766)

Net gain (loss) on investments	(3,142,557)	(3,828,901)	(4,043,230)

Net increase (decrease) in net assets from operations	(3,170,312)	(3,862,716)	(4,092,236)

Contract owner transactions:
Variable annuity deposits	467,693	285,371	80,367
Terminations, withdrawals and annuity payments	(1,230,357)	(606,539)	(919,705)
Transfers between subaccounts, net	(838,597)	(1,004,063)	(582,133)
Maintenance charges and mortality adjustments	(42,240)	(35,826)	(43,458)

Increase (decrease) in net assets from contract transactions	(1,643,501)	(1,361,057)	(1,464,929)

Total increase (decrease) in net assets	(4,813,813)	(5,223,773)	(5,557,165)

Net assets as of December 31, 2022	$10,746,395	$7,885,704	$9,228,999

Investment income (loss):
Dividend distributions	186,868	123,996	143,638
Investment Expenses:
Mortality and expense risk and administrative charges	(89,931)	(69,405)	(80,993)

Net investment income (loss)	96,937	54,591	62,645

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(124,641)	(211,975)	(358,566)
Change in unrealized appreciation (depreciation)	2,789,643	3,095,790	2,501,305

Net gain (loss) on investments	2,665,002	2,883,815	2,142,739

Net increase (decrease) in net assets from operations	2,761,939	2,938,406	2,205,384

Contract owner transactions:
Variable annuity deposits	436,474	123,127	175,884
Terminations, withdrawals and annuity payments	(1,499,523)	(995,873)	(1,414,389)
Transfers between subaccounts, net	878,029	644,829	63,799
Maintenance charges and mortality adjustments	(39,041)	(34,841)	(47,514)

Increase (decrease) in net assets from contract transactions	(224,061)	(262,758)	(1,222,220)

Total increase (decrease) in net assets	2,537,878	2,675,648	983,164

Net assets as of December 31, 2023	$13,284,273	$10,561,352	$10,212,163

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Guggenheim VIF StylePlus Small Growth	Guggenheim VIF Total Return Bond	Guggenheim VIF World Equity Income
Net assets as of December 31, 2021	$4,478,410	$39,725,883	$15,836,480

Investment income (loss):
Dividend distributions	10,421	1,061,940	287,458
Investment Expenses:
Mortality and expense risk and administrative charges	(26,937)	(282,798)	(111,293)

Net investment income (loss)	(16,516)	779,142	176,165

Increase (decrease) in net assets from operations:
Capital gain distributions	1,090,216	83,823	2,675,411
Realized capital gain (loss) on investments	(10,633)	(783,795)	287,445
Change in unrealized appreciation (depreciation)	(2,247,836)	(6,882,750)	(4,710,791)

Net gain (loss) on investments	(1,168,253)	(7,582,722)	(1,747,935)

Net increase (decrease) in net assets from operations	(1,184,769)	(6,803,580)	(1,571,770)

Contract owner transactions:
Variable annuity deposits	10,076	1,319,758	156,825
Terminations, withdrawals and annuity payments	(260,906)	(5,384,359)	(1,594,390)
Transfers between subaccounts, net	(14,335)	2,270,555	(578,219)
Maintenance charges and mortality adjustments	(11,701)	(93,411)	(62,415)

Increase (decrease) in net assets from contract transactions	(276,866)	(1,887,457)	(2,078,199)

Total increase (decrease) in net assets	(1,461,635)	(8,691,037)	(3,649,969)

Net assets as of December 31, 2022	$3,016,775	$31,034,846	$12,186,511

Investment income (loss):
Dividend distributions	44,049	1,120,590	310,223
Investment Expenses:
Mortality and expense risk and administrative charges	(24,274)	(245,505)	(96,615)

Net investment income (loss)	19,775	875,085	213,608

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(112,106)	(1,337,974)	160,974
Change in unrealized appreciation (depreciation)	656,297	2,116,741	879,774

Net gain (loss) on investments	544,191	778,767	1,040,748

Net increase (decrease) in net assets from operations	563,966	1,653,852	1,254,356

Contract owner transactions:
Variable annuity deposits	107,011	805,871	146,731
Terminations, withdrawals and annuity payments	(605,006)	(4,592,025)	(1,465,540)
Transfers between subaccounts, net	127,228	(147,209)	(282,382)
Maintenance charges and mortality adjustments	(13,126)	(86,500)	(55,914)

Increase (decrease) in net assets from contract transactions	(383,893)	(4,019,863)	(1,657,105)

Total increase (decrease) in net assets	180,073	(2,366,011)	(402,749)

Net assets as of December 31, 2023	$3,196,848	$28,668,835	$11,783,762

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Guggenheim World Equity Income	Invesco American Franchise	Invesco Comstock
Net assets as of December 31, 2021	$5,504,344	$1,947,291	$9,724,823

Investment income (loss):
Dividend distributions	101,942	—	166,337
Investment Expenses:
Mortality and expense risk and administrative charges	(45,727)	(13,093)	(88,897)

Net investment income (loss)	56,215	(13,093)	77,440

Increase (decrease) in net assets from operations:
Capital gain distributions	2,632	94,519	941,480
Realized capital gain (loss) on investments	(1,400)	10,401	308,984
Change in unrealized appreciation (depreciation)	(608,097)	(688,266)	(1,351,772)

Net gain (loss) on investments	(606,865)	(583,346)	(101,308)

Net increase (decrease) in net assets from operations	(550,650)	(596,439)	(23,868)

Contract owner transactions:
Variable annuity deposits	111,783	26,179	152,085
Terminations, withdrawals and annuity payments	(355,118)	(138,364)	(897,234)
Transfers between subaccounts, net	133,395	(4,928)	496,789
Maintenance charges and mortality adjustments	(10,994)	(3,479)	(24,820)

Increase (decrease) in net assets from contract transactions	(120,934)	(120,592)	(273,180)

Total increase (decrease) in net assets	(671,584)	(717,031)	(297,048)

Net assets as of December 31, 2022	$4,832,760	$1,230,260	$9,427,775

Investment income (loss):
Dividend distributions	91,898	—	156,571
Investment Expenses:
Mortality and expense risk and administrative charges	(43,331)	(13,287)	(82,140)

Net investment income (loss)	48,567	(13,287)	74,431

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	603,302
Realized capital gain (loss) on investments	(5,900)	4,706	161,341
Change in unrealized appreciation (depreciation)	459,982	490,185	152,825

Net gain (loss) on investments	454,082	494,891	917,468

Net increase (decrease) in net assets from operations	502,649	481,604	991,899

Contract owner transactions:
Variable annuity deposits	92,506	18,364	174,597
Terminations, withdrawals and annuity payments	(438,896)	(70,683)	(500,622)
Transfers between subaccounts, net	(70,944)	(1,047)	(456,474)
Maintenance charges and mortality adjustments	(10,533)	(3,537)	(19,332)

Increase (decrease) in net assets from contract transactions	(427,867)	(56,903)	(801,831)

Total increase (decrease) in net assets	74,782	424,701	190,068

Net assets as of December 31, 2023	$4,907,542	$1,654,961	$9,617,843

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Invesco Developing Markets	Invesco Discovery	Invesco Discovery Mid Cap Growth
Net assets as of December 31, 2021	$320,631	$241,496	$1,251,090

Investment income (loss):
Dividend distributions	1,349	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(2,219)	(1,464)	(9,329)

Net investment income (loss)	(870)	(1,464)	(9,329)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(92)	(7,034)	(5,541)
Change in unrealized appreciation (depreciation)	(78,583)	(62,292)	(373,467)

Net gain (loss) on investments	(78,675)	(69,326)	(379,008)

Net increase (decrease) in net assets from operations	(79,545)	(70,790)	(388,337)

Contract owner transactions:
Variable annuity deposits	13,128	7,390	14,101
Terminations, withdrawals and annuity payments	(11,642)	(25,569)	(78,986)
Transfers between subaccounts, net	(2,862)	(2,683)	267,259
Maintenance charges and mortality adjustments	(1,246)	(1,451)	(2,466)

Increase (decrease) in net assets from contract transactions	(2,622)	(22,313)	199,908

Total increase (decrease) in net assets	(82,167)	(93,103)	(188,429)

Net assets as of December 31, 2022	$238,464	$148,393	$1,062,661

Investment income (loss):
Dividend distributions	1,270	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(2,108)	(1,411)	(9,460)

Net investment income (loss)	(838)	(1,411)	(9,460)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(1,905)	(6,471)	(14,552)
Change in unrealized appreciation (depreciation)	27,138	30,694	140,945

Net gain (loss) on investments	25,233	24,223	126,393

Net increase (decrease) in net assets from operations	24,395	22,812	116,933

Contract owner transactions:
Variable annuity deposits	11,047	4,318	20,501
Terminations, withdrawals and annuity payments	(7,259)	(22,697)	(152,235)
Transfers between subaccounts, net	(22,981)	9,160	27,675
Maintenance charges and mortality adjustments	(834)	(409)	(2,291)

Increase (decrease) in net assets from contract transactions	(20,027)	(9,628)	(106,350)

Total increase (decrease) in net assets	4,368	13,184	10,583

Net assets as of December 31, 2023	$242,832	$161,577	$1,073,244

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Invesco Energy	Invesco Equity and Income	Invesco Global
Net assets as of December 31, 2021	$22,829	$9,493,383	$569,426

Investment income (loss):
Dividend distributions	708	145,852	—
Investment Expenses:
Mortality and expense risk and administrative charges	(518)	(75,603)	(4,106)

Net investment income (loss)	190	70,249	(4,106)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	357,034	49,474
Realized capital gain (loss) on investments	808	62,547	(2,229)
Change in unrealized appreciation (depreciation)	14,028	(1,263,874)	(240,602)

Net gain (loss) on investments	14,836	(844,293)	(193,357)

Net increase (decrease) in net assets from operations	15,026	(774,044)	(197,463)

Contract owner transactions:
Variable annuity deposits	3,125	167,653	24,096
Terminations, withdrawals and annuity payments	(3,009)	(611,414)	(22,673)
Transfers between subaccounts, net	43,322	(364,714)	23,632
Maintenance charges and mortality adjustments	(506)	(21,301)	(1,771)

Increase (decrease) in net assets from contract transactions	42,932	(829,776)	23,284

Total increase (decrease) in net assets	57,958	(1,603,820)	(174,179)

Net assets as of December 31, 2022	$80,787	$7,889,563	$395,247

Investment income (loss):
Dividend distributions	1,936	159,550	—
Investment Expenses:
Mortality and expense risk and administrative charges	(815)	(72,598)	(4,417)

Net investment income (loss)	1,121	86,952	(4,417)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	379,411	53,118
Realized capital gain (loss) on investments	1,168	(2,374)	(2,065)
Change in unrealized appreciation (depreciation)	(3,055)	214,217	87,190

Net gain (loss) on investments	(1,887)	591,254	138,243

Net increase (decrease) in net assets from operations	(766)	678,206	133,826

Contract owner transactions:
Variable annuity deposits	3,880	159,999	17,264
Terminations, withdrawals and annuity payments	(2,687)	(825,735)	(28,803)
Transfers between subaccounts, net	13,292	296,434	34,382
Maintenance charges and mortality adjustments	(475)	(21,597)	(1,525)

Increase (decrease) in net assets from contract transactions	14,010	(390,899)	21,318

Total increase (decrease) in net assets	13,244	287,307	155,144

Net assets as of December 31, 2023	$94,031	$8,176,870	$550,391

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Invesco Gold & Special Minerals	Invesco Main Street Mid Cap	Invesco Oppenheimer V.I. International Growth Fund
Net assets as of December 31, 2021	$179,061	$1,538,616	$336,553

Investment income (loss):
Dividend distributions	662	1,674	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,399)	(12,538)	(898)

Net investment income (loss)	(737)	(10,864)	(898)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	45,604	59,791
Realized capital gain (loss) on investments	36	12,577	(4,243)
Change in unrealized appreciation (depreciation)	(30,538)	(286,087)	(143,496)

Net gain (loss) on investments	(30,502)	(227,906)	(87,948)

Net increase (decrease) in net assets from operations	(31,239)	(238,770)	(88,846)

Contract owner transactions:
Variable annuity deposits	1,962	24,799	1,613
Terminations, withdrawals and annuity payments	(1,894)	(102,073)	(4,006)
Transfers between subaccounts, net	(54)	59,883	68,173
Maintenance charges and mortality adjustments	(499)	(3,186)	(631)

Increase (decrease) in net assets from contract transactions	(485)	(20,577)	65,149

Total increase (decrease) in net assets	(31,724)	(259,347)	(23,697)

Net assets as of December 31, 2022	$147,337	$1,279,269	$312,856

Investment income (loss):
Dividend distributions	1,256	—	1,026
Investment Expenses:
Mortality and expense risk and administrative charges	(1,385)	(14,433)	(1,160)

Net investment income (loss)	(129)	(14,433)	(134)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(106)	14,337	(4,638)
Change in unrealized appreciation (depreciation)	8,276	192,411	67,201

Net gain (loss) on investments	8,170	206,748	62,563

Net increase (decrease) in net assets from operations	8,041	192,315	62,429

Contract owner transactions:
Variable annuity deposits	1,945	24,734	18,114
Terminations, withdrawals and annuity payments	(1,029)	(133,052)	(14,423)
Transfers between subaccounts, net	(393)	259,713	(12,743)
Maintenance charges and mortality adjustments	(424)	(4,352)	(712)

Increase (decrease) in net assets from contract transactions	99	147,043	(9,764)

Total increase (decrease) in net assets	8,140	339,358	52,665

Net assets as of December 31, 2023	$155,477	$1,618,627	$365,521

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Invesco Small Cap Growth (c)	Invesco Technology	Invesco V.I. American Franchise Series I
Net assets as of December 31, 2021	$3,173,543	$1,712,748	$1,734,895

Investment income (loss):
Dividend distributions	—	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(18,935)	(11,493)	(18,833)

Net investment income (loss)	(18,935)	(11,493)	(18,833)

Increase (decrease) in net assets from operations:
Capital gain distributions	60,789	17,913	328,481
Realized capital gain (loss) on investments	(86,628)	(8,316)	(10,200)
Change in unrealized appreciation (depreciation)	(1,077,009)	(692,514)	(845,683)

Net gain (loss) on investments	(1,102,848)	(682,917)	(527,402)

Net increase (decrease) in net assets from operations	(1,121,783)	(694,410)	(546,235)

Contract owner transactions:
Variable annuity deposits	1,926	25,642	(812)
Terminations, withdrawals and annuity payments	(252,526)	(126,076)	(76,154)
Transfers between subaccounts, net	(46,998)	259,521	1,384
Maintenance charges and mortality adjustments	(5,900)	(3,379)	(9,853)

Increase (decrease) in net assets from contract transactions	(303,498)	155,708	(85,435)

Total increase (decrease) in net assets	(1,425,281)	(538,702)	(631,670)

Net assets as of December 31, 2022	$1,748,262	$1,174,046	$1,103,225

Investment income (loss):
Dividend distributions	—	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(15,984)	(12,110)	(22,795)

Net investment income (loss)	(15,984)	(12,110)	(22,795)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	12,194	36,758
Realized capital gain (loss) on investments	(47,576)	(8,445)	(24,254)
Change in unrealized appreciation (depreciation)	257,963	514,181	511,205

Net gain (loss) on investments	210,387	517,930	523,709

Net increase (decrease) in net assets from operations	194,403	505,820	500,914

Contract owner transactions:
Variable annuity deposits	650	33,652	—
Terminations, withdrawals and annuity payments	(97,437)	(169,095)	(105,572)
Transfers between subaccounts, net	(12,672)	(41,105)	488,293
Maintenance charges and mortality adjustments	(4,677)	(2,442)	(11,621)

Increase (decrease) in net assets from contract transactions	(114,136)	(178,990)	371,100

Total increase (decrease) in net assets	80,267	326,830	872,014

Net assets as of December 31, 2023	$1,828,529	$1,500,876	$1,975,239

(c)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Invesco V.I. American Franchise Series II	Invesco V.I. American Value	Invesco V.I. Balanced-Risk Allocation
Net assets as of December 31, 2021	$41,680	$3,488,051	$65,887

Investment income (loss):
Dividend distributions	—	13,489	4,269
Investment Expenses:
Mortality and expense risk and administrative charges	(406)	(25,640)	(664)

Net investment income (loss)	(406)	(12,151)	3,605

Increase (decrease) in net assets from operations:
Capital gain distributions	9,249	546,409	2,065
Realized capital gain (loss) on investments	(303)	(3,688)	(453)
Change in unrealized appreciation (depreciation)	(21,911)	(664,275)	(15,523)

Net gain (loss) on investments	(12,965)	(121,554)	(13,911)

Net increase (decrease) in net assets from operations	(13,371)	(133,705)	(10,306)

Contract owner transactions:
Variable annuity deposits	566	24,184	—
Terminations, withdrawals and annuity payments	(577)	(464,523)	(78)
Transfers between subaccounts, net	2	105,213	(1,307)
Maintenance charges and mortality adjustments	(159)	(12,757)	(119)

Increase (decrease) in net assets from contract transactions	(168)	(347,883)	(1,504)

Total increase (decrease) in net assets	(13,539)	(481,588)	(11,810)

Net assets as of December 31, 2022	$28,141	$3,006,463	$54,077

Investment income (loss):
Dividend distributions	—	10,590	—
Investment Expenses:
Mortality and expense risk and administrative charges	(310)	(23,602)	(640)

Net investment income (loss)	(310)	(13,012)	(640)

Increase (decrease) in net assets from operations:
Capital gain distributions	383	589,829	—
Realized capital gain (loss) on investments	(7,103)	(95,530)	(173)
Change in unrealized appreciation (depreciation)	16,121	(111,062)	3,808

Net gain (loss) on investments	9,401	383,237	3,635

Net increase (decrease) in net assets from operations	9,091	370,225	2,995

Contract owner transactions:
Variable annuity deposits	600	21,731	—
Terminations, withdrawals and annuity payments	(837)	(252,482)	(91)
Transfers between subaccounts, net	(19,305)	(142,877)	4,709
Maintenance charges and mortality adjustments	(108)	(11,029)	(117)

Increase (decrease) in net assets from contract transactions	(19,650)	(384,657)	4,501

Total increase (decrease) in net assets	(10,559)	(14,432)	7,496

Net assets as of December 31, 2023	$17,582	$2,992,031	$61,573

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Invesco V.I. Comstock	Invesco V.I. Core Equity	Invesco V.I. Core Plus Bond
Net assets as of December 31, 2021	$13,631,017	$36,108	$—

Investment income (loss):
Dividend distributions	156,896	148	58,363
Investment Expenses:
Mortality and expense risk and administrative charges	(90,605)	(278)	(69,151)

Net investment income (loss)	66,291	(130)	(10,788)

Increase (decrease) in net assets from operations:
Capital gain distributions	357,764	3,726	6,445
Realized capital gain (loss) on investments	571,733	(5,360)	(105,470)
Change in unrealized appreciation (depreciation)	(1,143,168)	(9,500)	(531,281)

Net gain (loss) on investments	(213,671)	(11,134)	(630,306)

Net increase (decrease) in net assets from operations	(147,380)	(11,264)	(641,094)

Contract owner transactions:
Variable annuity deposits	406,912	10,635	146,323
Terminations, withdrawals and annuity payments	(839,941)	(749)	(1,210,561)
Transfers between subaccounts, net	(1,402,475)	(12,807)	11,515,951
Maintenance charges and mortality adjustments	(41,793)	(105)	(22,301)

Increase (decrease) in net assets from contract transactions	(1,877,297)	(3,026)	10,429,412

Total increase (decrease) in net assets	(2,024,677)	(14,290)	9,788,318

Net assets as of December 31, 2022	$11,606,340	$21,818	$9,788,318

Investment income (loss):
Dividend distributions	174,226	4,180	262,560
Investment Expenses:
Mortality and expense risk and administrative charges	(86,441)	(4,731)	(98,799)

Net investment income (loss)	87,785	(551)	163,761

Increase (decrease) in net assets from operations:
Capital gain distributions	1,254,724	20,761	—
Realized capital gain (loss) on investments	168,888	(431)	(85,748)
Change in unrealized appreciation (depreciation)	(415,650)	63,948	444,577

Net gain (loss) on investments	1,007,962	84,278	358,829

Net increase (decrease) in net assets from operations	1,095,747	83,727	522,590

Contract owner transactions:
Variable annuity deposits	178,217	—	679,624
Terminations, withdrawals and annuity payments	(1,206,733)	(19,672)	(1,400,341)
Transfers between subaccounts, net	(95,742)	849,750	1,750,212
Maintenance charges and mortality adjustments	(39,303)	(484)	(37,566)

Increase (decrease) in net assets from contract transactions	(1,163,561)	829,594	991,929

Total increase (decrease) in net assets	(67,814)	913,321	1,514,519

Net assets as of December 31, 2023	$11,538,526	$935,139	$11,302,837

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Invesco V.I. Discovery Mid Cap Growth	Invesco V.I. Equally-Weighted S&P 500	Invesco V.I. Equity and Income
Net assets as of December 31, 2021	$5,739,078	$—	$9,742,606

Investment income (loss):
Dividend distributions	—	4,499	131,666
Investment Expenses:
Mortality and expense risk and administrative charges	(32,523)	(1,776)	(73,287)

Net investment income (loss)	(32,523)	2,723	58,379

Increase (decrease) in net assets from operations:
Capital gain distributions	1,295,109	30,339	1,214,933
Realized capital gain (loss) on investments	(71,045)	(6,646)	80,258
Change in unrealized appreciation (depreciation)	(2,972,810)	(48,615)	(2,225,850)

Net gain (loss) on investments	(1,748,746)	(24,922)	(930,659)

Net increase (decrease) in net assets from operations	(1,781,269)	(22,199)	(872,280)

Contract owner transactions:
Variable annuity deposits	254,266	—	55,501
Terminations, withdrawals and annuity payments	(252,538)	(4,745)	(644,729)
Transfers between subaccounts, net	(181,468)	560,714	793,899
Maintenance charges and mortality adjustments	(12,051)	(362)	(39,875)

Increase (decrease) in net assets from contract transactions	(191,791)	555,607	164,796

Total increase (decrease) in net assets	(1,973,060)	533,408	(707,484)

Net assets as of December 31, 2022	$3,766,018	$533,408	$9,035,122

Investment income (loss):
Dividend distributions	—	7,054	151,384
Investment Expenses:
Mortality and expense risk and administrative charges	(27,082)	(2,743)	(64,114)

Net investment income (loss)	(27,082)	4,311	87,270

Increase (decrease) in net assets from operations:
Capital gain distributions	—	45,339	459,597
Realized capital gain (loss) on investments	(366,469)	(3,048)	(98,165)
Change in unrealized appreciation (depreciation)	782,966	24,313	367,976

Net gain (loss) on investments	416,497	66,604	729,408

Net increase (decrease) in net assets from operations	389,415	70,915	816,678

Contract owner transactions:
Variable annuity deposits	125,360	23,788	54,315
Terminations, withdrawals and annuity payments	(396,660)	(39,414)	(1,227,935)
Transfers between subaccounts, net	(331,015)	43,732	113,597
Maintenance charges and mortality adjustments	(11,839)	(595)	(38,215)

Increase (decrease) in net assets from contract transactions	(614,154)	27,511	(1,098,238)

Total increase (decrease) in net assets	(224,739)	98,426	(281,560)

Net assets as of December 31, 2023	$3,541,279	$631,834	$8,753,562

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Invesco V.I. EVQ International Equity Fund	Invesco V.I. Global	Invesco V.I. Global Core Equity
Net assets as of December 31, 2021	$27,072,053	$5,295,254	$36,852

Investment income (loss):
Dividend distributions	273,589	—	3
Investment Expenses:
Mortality and expense risk and administrative charges	(179,229)	(31,070)	(173)

Net investment income (loss)	94,360	(31,070)	(170)

Increase (decrease) in net assets from operations:
Capital gain distributions	2,140,116	694,516	911
Realized capital gain (loss) on investments	(186,972)	4,675	487
Change in unrealized appreciation (depreciation)	(7,007,447)	(2,378,848)	(5,858)

Net gain (loss) on investments	(5,054,303)	(1,679,657)	(4,460)

Net increase (decrease) in net assets from operations	(4,959,943)	(1,710,727)	(4,630)

Contract owner transactions:
Variable annuity deposits	200,981	56,226	—
Terminations, withdrawals and annuity payments	(2,760,290)	(143,002)	—
Transfers between subaccounts, net	(1,555,938)	60,475	(19,567)
Maintenance charges and mortality adjustments	(73,833)	(8,442)	(27)

Increase (decrease) in net assets from contract transactions	(4,189,080)	(34,743)	(19,594)

Total increase (decrease) in net assets	(9,149,023)	(1,745,470)	(24,224)

Net assets as of December 31, 2022	$17,923,030	$3,549,784	$12,628

Investment income (loss):
Dividend distributions	—	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(167,838)	(32,072)	(138)

Net investment income (loss)	(167,838)	(32,072)	(138)

Increase (decrease) in net assets from operations:
Capital gain distributions	13,736	482,183	—
Realized capital gain (loss) on investments	(334,563)	(67,998)	(1,185)
Change in unrealized appreciation (depreciation)	3,333,581	780,857	3,780

Net gain (loss) on investments	3,012,754	1,195,042	2,595

Net increase (decrease) in net assets from operations	2,844,916	1,162,970	2,457

Contract owner transactions:
Variable annuity deposits	287,314	121,111	—
Terminations, withdrawals and annuity payments	(2,470,127)	(354,042)	(13,417)
Transfers between subaccounts, net	440,951	(56,848)	40,019
Maintenance charges and mortality adjustments	(70,397)	(8,704)	(19)

Increase (decrease) in net assets from contract transactions	(1,812,259)	(298,483)	26,583

Total increase (decrease) in net assets	1,032,657	864,487	29,040

Net assets as of December 31, 2023	$18,955,687	$4,414,271	$41,668

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Invesco V.I. Global Real Estate Series I	Invesco V.I. Global Real Estate Series II	Invesco V.I. Global Strategic Income
Net assets as of December 31, 2021	$8,775,728	$290,777	$2,341

Investment income (loss):
Dividend distributions	188,530	3,664	—
Investment Expenses:
Mortality and expense risk and administrative charges	(51,669)	(456)	(25)

Net investment income (loss)	136,861	3,208	(25)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(49,521)	(7,665)	(40)
Change in unrealized appreciation (depreciation)	(2,148,727)	(59,960)	(240)

Net gain (loss) on investments	(2,198,248)	(67,625)	(280)

Net increase (decrease) in net assets from operations	(2,061,387)	(64,417)	(305)

Contract owner transactions:
Variable annuity deposits	94,245	3,376	—
Terminations, withdrawals and annuity payments	(708,512)	(104,866)	(105)
Transfers between subaccounts, net	(469,152)	(72)	—
Maintenance charges and mortality adjustments	(27,261)	(425)	(4)

Increase (decrease) in net assets from contract transactions	(1,110,680)	(101,987)	(109)

Total increase (decrease) in net assets	(3,172,067)	(166,404)	(414)

Net assets as of December 31, 2022	$5,603,661	$124,373	$1,927

Investment income (loss):
Dividend distributions	77,620	1,292	—
Investment Expenses:
Mortality and expense risk and administrative charges	(40,823)	(283)	(23)

Net investment income (loss)	36,797	1,009	(23)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(178,084)	(6,198)	(27)
Change in unrealized appreciation (depreciation)	562,286	16,400	184

Net gain (loss) on investments	384,202	10,202	157

Net increase (decrease) in net assets from operations	420,999	11,211	134

Contract owner transactions:
Variable annuity deposits	105,109	10,994	—
Terminations, withdrawals and annuity payments	(674,575)	(25,320)	(96)
Transfers between subaccounts, net	(24,052)	11,592	—
Maintenance charges and mortality adjustments	(22,475)	(350)	(3)

Increase (decrease) in net assets from contract transactions	(615,993)	(3,084)	(99)

Total increase (decrease) in net assets	(194,994)	8,127	35

Net assets as of December 31, 2023	$5,408,667	$132,500	$1,962

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Invesco V.I. Government Money Market	Invesco V.I. Government Securities	Invesco V.I. Growth and Income
Net assets as of December 31, 2021	$27,935,440	$12,742,365	$16,513

Investment income (loss):
Dividend distributions	609,356	181,939	201
Investment Expenses:
Mortality and expense risk and administrative charges	(349,147)	(85,920)	(194)

Net investment income (loss)	260,209	96,019	7

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	1,475
Realized capital gain (loss) on investments	—	(322,590)	(4)
Change in unrealized appreciation (depreciation)	—	(1,151,739)	(2,661)

Net gain (loss) on investments	—	(1,474,329)	(1,190)

Net increase (decrease) in net assets from operations	260,209	(1,378,310)	(1,183)

Contract owner transactions:
Variable annuity deposits	3,669,608	79,528	—
Terminations, withdrawals and annuity payments	(6,170,020)	(1,041,362)	—
Transfers between subaccounts, net	15,428,010	(285,876)	—
Maintenance charges and mortality adjustments	(119,510)	(44,409)	(31)

Increase (decrease) in net assets from contract transactions	12,808,088	(1,292,119)	(31)

Total increase (decrease) in net assets	13,068,297	(2,670,429)	(1,214)

Net assets as of December 31, 2022	$41,003,737	$10,071,936	$15,299

Investment income (loss):
Dividend distributions	1,623,792	170,244	506
Investment Expenses:
Mortality and expense risk and administrative charges	(283,784)	(80,288)	(241)

Net investment income (loss)	1,340,008	89,956	265

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	4,952
Realized capital gain (loss) on investments	—	(340,234)	(25)
Change in unrealized appreciation (depreciation)	—	580,686	(1,274)

Net gain (loss) on investments	—	240,452	3,653

Net increase (decrease) in net assets from operations	1,340,008	330,408	3,918

Contract owner transactions:
Variable annuity deposits	2,650,996	80,267	—
Terminations, withdrawals and annuity payments	(6,742,967)	(1,437,375)	(166)
Transfers between subaccounts, net	(3,033,112)	468,415	22,174
Maintenance charges and mortality adjustments	(141,592)	(55,289)	(69)

Increase (decrease) in net assets from contract transactions	(7,266,675)	(943,982)	21,939

Total increase (decrease) in net assets	(5,926,667)	(613,574)	25,857

Net assets as of December 31, 2023	$35,077,070	$9,458,362	$41,156

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Invesco V.I. Health Care Series I	Invesco V.I. Health Care Series II	Invesco V.I. Main Street Mid Cap Fund®
Net assets as of December 31, 2021	$8,105,191	$28,244	$9,721,279

Investment income (loss):
Dividend distributions	—	—	5,912
Investment Expenses:
Mortality and expense risk and administrative charges	(54,377)	(412)	(74,659)

Net investment income (loss)	(54,377)	(412)	(68,747)

Increase (decrease) in net assets from operations:
Capital gain distributions	1,015,527	1,829	1,805,737
Realized capital gain (loss) on investments	(25,843)	(442)	(129,550)
Change in unrealized appreciation (depreciation)	(2,037,475)	(4,326)	(3,106,712)

Net gain (loss) on investments	(1,047,791)	(2,939)	(1,430,525)

Net increase (decrease) in net assets from operations	(1,102,168)	(3,351)	(1,499,272)

Contract owner transactions:
Variable annuity deposits	106,307	178,983	160,893
Terminations, withdrawals and annuity payments	(456,818)	(11,600)	(974,898)
Transfers between subaccounts, net	769,161	(657)	542,865
Maintenance charges and mortality adjustments	(27,898)	(66)	(24,487)

Increase (decrease) in net assets from contract transactions	390,752	166,660	(295,627)

Total increase (decrease) in net assets	(711,416)	163,309	(1,794,899)

Net assets as of December 31, 2022	$7,393,775	$191,553	$7,926,380

Investment income (loss):
Dividend distributions	—	—	3,125
Investment Expenses:
Mortality and expense risk and administrative charges	(46,356)	(2,320)	(69,801)

Net investment income (loss)	(46,356)	(2,320)	(66,676)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(204,623)	(37)	(404,135)
Change in unrealized appreciation (depreciation)	349,023	5,238	1,430,013

Net gain (loss) on investments	144,400	5,201	1,025,878

Net increase (decrease) in net assets from operations	98,044	2,881	959,202

Contract owner transactions:
Variable annuity deposits	44,415	—	167,724
Terminations, withdrawals and annuity payments	(853,418)	—	(1,413,312)
Transfers between subaccounts, net	(1,043,984)	—	475,406
Maintenance charges and mortality adjustments	(32,007)	(54)	(31,676)

Increase (decrease) in net assets from contract transactions	(1,884,994)	(54)	(801,858)

Total increase (decrease) in net assets	(1,786,950)	2,827	157,344

Net assets as of December 31, 2023	$5,606,825	$194,380	$8,083,724

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Invesco V.I. Main Street Small Cap Fund®	Invesco V.I. Small Cap Equity	Invesco Value Opportunities
Net assets as of December 31, 2021	$15,755,795	$43,345	$2,437,161

Investment income (loss):
Dividend distributions	31,950	—	15,493
Investment Expenses:
Mortality and expense risk and administrative charges	(120,067)	(69)	(20,506)

Net investment income (loss)	(88,117)	(69)	(5,013)

Increase (decrease) in net assets from operations:
Capital gain distributions	1,497,041	5,365	187,234
Realized capital gain (loss) on investments	118,597	153	72,819
Change in unrealized appreciation (depreciation)	(4,215,384)	(12,922)	(252,884)

Net gain (loss) on investments	(2,599,746)	(7,404)	7,169

Net increase (decrease) in net assets from operations	(2,687,863)	(7,473)	2,156

Contract owner transactions:
Variable annuity deposits	166,446	—	28,435
Terminations, withdrawals and annuity payments	(1,307,185)	(609)	(157,948)
Transfers between subaccounts, net	156,104	(9,369)	(40,391)
Maintenance charges and mortality adjustments	(59,117)	(54)	(4,413)

Increase (decrease) in net assets from contract transactions	(1,043,752)	(10,032)	(174,317)

Total increase (decrease) in net assets	(3,731,615)	(17,505)	(172,161)

Net assets as of December 31, 2022	$12,024,180	$25,840	$2,265,000

Investment income (loss):
Dividend distributions	105,244	—	5,143
Investment Expenses:
Mortality and expense risk and administrative charges	(107,903)	(281)	(20,666)

Net investment income (loss)	(2,659)	(281)	(15,523)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	2,478	51,037
Realized capital gain (loss) on investments	(17,302)	(112)	56,265
Change in unrealized appreciation (depreciation)	1,816,889	10,190	225,212

Net gain (loss) on investments	1,799,587	12,556	332,514

Net increase (decrease) in net assets from operations	1,796,928	12,275	316,991

Contract owner transactions:
Variable annuity deposits	66,945	—	47,849
Terminations, withdrawals and annuity payments	(1,698,591)	(1,428)	(168,086)
Transfers between subaccounts, net	(120,348)	91,276	74,564
Maintenance charges and mortality adjustments	(59,738)	(169)	(4,043)

Increase (decrease) in net assets from contract transactions	(1,811,732)	89,679	(49,716)

Total increase (decrease) in net assets	(14,804)	101,954	267,275

Net assets as of December 31, 2023	$12,009,376	$127,794	$2,532,275

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Janus Henderson Adaptive Risk Managed U.S. Equity	Janus Henderson Mid Cap Value	Janus Henderson Overseas
Net assets as of December 31, 2021	$984,922	$103,029	$3,188,030

Investment income (loss):
Dividend distributions	11,674	471	41,904
Investment Expenses:
Mortality and expense risk and administrative charges	(7,643)	(579)	(32,936)

Net investment income (loss)	4,031	(108)	8,968

Increase (decrease) in net assets from operations:
Capital gain distributions	5,008	2,919	—
Realized capital gain (loss) on investments	(24,323)	394	34,388
Change in unrealized appreciation (depreciation)	(134,844)	(9,096)	(423,744)

Net gain (loss) on investments	(154,159)	(5,783)	(389,356)

Net increase (decrease) in net assets from operations	(150,128)	(5,891)	(380,388)

Contract owner transactions:
Variable annuity deposits	25,801	1,998	80,646
Terminations, withdrawals and annuity payments	(80,809)	(11,399)	(254,722)
Transfers between subaccounts, net	(28,110)	(26,656)	866,093
Maintenance charges and mortality adjustments	(1,298)	(208)	(11,330)

Increase (decrease) in net assets from contract transactions	(84,416)	(36,265)	680,687

Total increase (decrease) in net assets	(234,544)	(42,156)	300,299

Net assets as of December 31, 2022	$750,378	$60,873	$3,488,329

Investment income (loss):
Dividend distributions	2,591	483	43,753
Investment Expenses:
Mortality and expense risk and administrative charges	(6,550)	(564)	(35,371)

Net investment income (loss)	(3,959)	(81)	8,382

Increase (decrease) in net assets from operations:
Capital gain distributions	22,056	4,958	—
Realized capital gain (loss) on investments	(32,824)	(174)	71,668
Change in unrealized appreciation (depreciation)	108,487	1,251	268,256

Net gain (loss) on investments	97,719	6,035	339,924

Net increase (decrease) in net assets from operations	93,760	5,954	348,306

Contract owner transactions:
Variable annuity deposits	22,754	2,057	77,387
Terminations, withdrawals and annuity payments	(129,622)	(2,274)	(302,518)
Transfers between subaccounts, net	(12,828)	383	543,893
Maintenance charges and mortality adjustments	(1,393)	(81)	(10,058)

Increase (decrease) in net assets from contract transactions	(121,089)	85	308,704

Total increase (decrease) in net assets	(27,329)	6,039	657,010

Net assets as of December 31, 2023	$723,049	$66,912	$4,145,339

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Janus Henderson VIT Enterprise	Janus Henderson VIT Mid Cap Value	Janus Henderson VIT Overseas
Net assets as of December 31, 2021	$32,955,185	$199,769	$452,944

Investment income (loss):
Dividend distributions	22,522	2,403	6,541
Investment Expenses:
Mortality and expense risk and administrative charges	(232,461)	(892)	(1,774)

Net investment income (loss)	(209,939)	1,511	4,767

Increase (decrease) in net assets from operations:
Capital gain distributions	4,930,931	15,735	—
Realized capital gain (loss) on investments	320,533	(174)	(9,850)
Change in unrealized appreciation (depreciation)	(10,567,840)	(28,901)	(48,033)

Net gain (loss) on investments	(5,316,376)	(13,340)	(57,883)

Net increase (decrease) in net assets from operations	(5,526,315)	(11,829)	(53,116)

Contract owner transactions:
Variable annuity deposits	810,066	13,506	2,184
Terminations, withdrawals and annuity payments	(2,808,764)	(5,911)	(14,101)
Transfers between subaccounts, net	(25,627)	11,914	(21,819)
Maintenance charges and mortality adjustments	(80,587)	(211)	(169)

Increase (decrease) in net assets from contract transactions	(2,104,912)	19,298	(33,905)

Total increase (decrease) in net assets	(7,631,227)	7,469	(87,021)

Net assets as of December 31, 2022	$25,323,958	$207,238	$365,923

Investment income (loss):
Dividend distributions	23,849	2,557	6,911
Investment Expenses:
Mortality and expense risk and administrative charges	(224,707)	(1,213)	(4,254)

Net investment income (loss)	(200,858)	1,344	2,657

Increase (decrease) in net assets from operations:
Capital gain distributions	2,040,018	5,585	—
Realized capital gain (loss) on investments	172,806	(161)	32,129
Change in unrealized appreciation (depreciation)	2,098,919	26,308	34,120

Net gain (loss) on investments	4,311,743	31,732	66,249

Net increase (decrease) in net assets from operations	4,110,885	33,076	68,906

Contract owner transactions:
Variable annuity deposits	754,199	25,302	8,353
Terminations, withdrawals and annuity payments	(3,441,662)	(2,145)	(13,783)
Transfers between subaccounts, net	719,878	89,608	176,883
Maintenance charges and mortality adjustments	(96,281)	(230)	(404)

Increase (decrease) in net assets from contract transactions	(2,063,866)	112,535	171,049

Total increase (decrease) in net assets	2,047,019	145,611	239,955

Net assets as of December 31, 2023	$27,370,977	$352,849	$605,878

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Janus Henderson VIT Research	Lord Abbett Series Bond-Debenture VC	Lord Abbett Series Developing Growth VC
Net assets as of December 31, 2021	$19,748,761	$5,091,357	$2,468,243

Investment income (loss):
Dividend distributions	—	196,420	—
Investment Expenses:
Mortality and expense risk and administrative charges	(110,085)	(32,529)	(12,267)

Net investment income (loss)	(110,085)	163,891	(12,267)

Increase (decrease) in net assets from operations:
Capital gain distributions	2,254,194	12,085	—
Realized capital gain (loss) on investments	657,914	(76,821)	(267,157)
Change in unrealized appreciation (depreciation)	(8,393,985)	(778,788)	(600,700)

Net gain (loss) on investments	(5,481,877)	(843,524)	(867,857)

Net increase (decrease) in net assets from operations	(5,591,962)	(679,633)	(880,124)

Contract owner transactions:
Variable annuity deposits	113,618	173,525	119,152
Terminations, withdrawals and annuity payments	(1,584,205)	(344,786)	(117,282)
Transfers between subaccounts, net	(2,617,459)	(28,196)	(167,713)
Maintenance charges and mortality adjustments	(26,038)	(9,889)	(3,384)

Increase (decrease) in net assets from contract transactions	(4,114,084)	(209,346)	(169,227)

Total increase (decrease) in net assets	(9,706,046)	(888,979)	(1,049,351)

Net assets as of December 31, 2022	$10,042,715	$4,202,378	$1,418,892

Investment income (loss):
Dividend distributions	7,242	213,989	—
Investment Expenses:
Mortality and expense risk and administrative charges	(98,892)	(30,275)	(9,475)

Net investment income (loss)	(91,650)	183,714	(9,475)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	325,199	(135,474)	(241,826)
Change in unrealized appreciation (depreciation)	3,843,236	187,753	351,650

Net gain (loss) on investments	4,168,435	52,279	109,824

Net increase (decrease) in net assets from operations	4,076,785	235,993	100,349

Contract owner transactions:
Variable annuity deposits	356,327	128,055	15,071
Terminations, withdrawals and annuity payments	(1,840,718)	(636,934)	(98,236)
Transfers between subaccounts, net	1,444,120	342,256	(197,463)
Maintenance charges and mortality adjustments	(39,177)	(17,226)	(3,711)

Increase (decrease) in net assets from contract transactions	(79,448)	(183,849)	(284,339)

Total increase (decrease) in net assets	3,997,337	52,144	(183,990)

Net assets as of December 31, 2023	$14,040,052	$4,254,522	$1,234,902

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Lord Abbett Series Dividend Growth VC	Lord Abbett Series Growth Opportunities VC	Lord Abbett Series Mid Cap Stock VC
Net assets as of December 31, 2021	$19,966	$—	$68,288

Investment income (loss):
Dividend distributions	—	—	334
Investment Expenses:
Mortality and expense risk and administrative charges	(82)	(13)	(307)

Net investment income (loss)	(82)	(13)	27

Increase (decrease) in net assets from operations:
Capital gain distributions	—	1,320	2,776
Realized capital gain (loss) on investments	(2,769)	(2,119)	(2,355)
Change in unrealized appreciation (depreciation)	(696)	—	(10,070)

Net gain (loss) on investments	(3,465)	(799)	(9,649)

Net increase (decrease) in net assets from operations	(3,547)	(812)	(9,622)

Contract owner transactions:
Variable annuity deposits	—	11,107	—
Terminations, withdrawals and annuity payments	(316)	(10,288)	(20,260)
Transfers between subaccounts, net	(16,071)	2	644
Maintenance charges and mortality adjustments	(32)	(9)	(166)

Increase (decrease) in net assets from contract transactions	(16,419)	812	(19,782)

Total increase (decrease) in net assets	(19,966)	—	(29,404)

Net assets as of December 31, 2022	$—	$—	$38,884

Investment income (loss):
Dividend distributions	434	—	302
Investment Expenses:
Mortality and expense risk and administrative charges	(9)	—	(104)

Net investment income (loss)	425	—	198

Increase (decrease) in net assets from operations:
Capital gain distributions	2,848	—	1,712
Realized capital gain (loss) on investments	—	—	(42)
Change in unrealized appreciation (depreciation)	(1,353)	25	5,008

Net gain (loss) on investments	1,495	25	6,678

Net increase (decrease) in net assets from operations	1,920	25	6,876

Contract owner transactions:
Variable annuity deposits	58,282	2,779	23,313
Terminations, withdrawals and annuity payments	—	—	(731)
Transfers between subaccounts, net	287	—	198
Maintenance charges and mortality adjustments	—	—	(81)

Increase (decrease) in net assets from contract transactions	58,569	2,779	22,699

Total increase (decrease) in net assets	60,489	2,804	29,575

Net assets as of December 31, 2023	$60,489	$2,804	$68,459

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Lord Abbett Series Total Return VC	LVIP JPMorgan Core Bond Fund (a)	LVIP JPMorgan Small Cap Core Fund (a)
Net assets as of December 31, 2021	$411,501	$4,848,816	$324,542

Investment income (loss):
Dividend distributions	18,927	79,929	231
Investment Expenses:
Mortality and expense risk and administrative charges	(1,663)	(30,980)	(1,155)

Net investment income (loss)	17,264	48,949	(924)

Increase (decrease) in net assets from operations:
Capital gain distributions	1,116	24,145	56,445
Realized capital gain (loss) on investments	(761)	(156,224)	952
Change in unrealized appreciation (depreciation)	(88,345)	(576,902)	(119,291)

Net gain (loss) on investments	(87,990)	(708,981)	(61,894)

Net increase (decrease) in net assets from operations	(70,726)	(660,032)	(62,818)

Contract owner transactions:
Variable annuity deposits	150,576	919,406	8,038
Terminations, withdrawals and annuity payments	(710)	(490,910)	—
Transfers between subaccounts, net	49,310	(932,019)	(15,941)
Maintenance charges and mortality adjustments	(402)	(13,948)	(219)

Increase (decrease) in net assets from contract transactions	198,774	(517,471)	(8,122)

Total increase (decrease) in net assets	128,048	(1,177,503)	(70,940)

Net assets as of December 31, 2022	$539,549	$3,671,313	$253,602

Investment income (loss):
Dividend distributions	23,236	126,603	2,706
Investment Expenses:
Mortality and expense risk and administrative charges	(1,791)	(26,887)	(1,139)

Net investment income (loss)	21,445	99,716	1,567

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	2,316
Realized capital gain (loss) on investments	(4,485)	(82,755)	(390)
Change in unrealized appreciation (depreciation)	14,052	186,222	29,233

Net gain (loss) on investments	9,567	103,467	31,159

Net increase (decrease) in net assets from operations	31,012	203,183	32,726

Contract owner transactions:
Variable annuity deposits	2,362	770,954	11,371
Terminations, withdrawals and annuity payments	(11,232)	(450,756)	—
Transfers between subaccounts, net	(15,455)	(73,972)	—
Maintenance charges and mortality adjustments	(482)	(9,148)	(228)

Increase (decrease) in net assets from contract transactions	(24,807)	237,078	11,143

Total increase (decrease) in net assets	6,205	440,261	43,869

Net assets as of December 31, 2023	$545,754	$4,111,574	$297,471

(a)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	LVIP JPMorgan US Equity Fund (a)	MFS® VIT Emerging Markets Equity	MFS® VIT Global Tactical Allocation
Net assets as of December 31, 2021	$163,932	$81,010	$6,331

Investment income (loss):
Dividend distributions	393	2,742	112
Investment Expenses:
Mortality and expense risk and administrative charges	(2,278)	(796)	(72)

Net investment income (loss)	(1,885)	1,946	40

Increase (decrease) in net assets from operations:
Capital gain distributions	26,346	4,885	394
Realized capital gain (loss) on investments	11,740	(5,968)	(218)
Change in unrealized appreciation (depreciation)	(83,442)	(19,630)	(743)

Net gain (loss) on investments	(45,356)	(20,713)	(567)

Net increase (decrease) in net assets from operations	(47,241)	(18,767)	(527)

Contract owner transactions:
Variable annuity deposits	2,920	—	—
Terminations, withdrawals and annuity payments	(2,969)	(9,133)	(966)
Transfers between subaccounts, net	147,359	2,381	—
Maintenance charges and mortality adjustments	(171)	(266)	(12)

Increase (decrease) in net assets from contract transactions	147,139	(7,018)	(978)

Total increase (decrease) in net assets	99,898	(25,785)	(1,505)

Net assets as of December 31, 2022	$263,830	$55,225	$4,826

Investment income (loss):
Dividend distributions	3,624	677	7
Investment Expenses:
Mortality and expense risk and administrative charges	(2,629)	(661)	(59)

Net investment income (loss)	995	16	(52)

Increase (decrease) in net assets from operations:
Capital gain distributions	13,954	—	189
Realized capital gain (loss) on investments	283	(1,119)	(257)
Change in unrealized appreciation (depreciation)	52,338	6,368	432

Net gain (loss) on investments	66,575	5,249	364

Net increase (decrease) in net assets from operations	67,570	5,265	312

Contract owner transactions:
Variable annuity deposits	—	3,989	—
Terminations, withdrawals and annuity payments	(4,188)	(1,417)	(958)
Transfers between subaccounts, net	(787)	(1,780)	—
Maintenance charges and mortality adjustments	(148)	(223)	(8)

Increase (decrease) in net assets from contract transactions	(5,123)	569	(966)

Total increase (decrease) in net assets	62,447	5,834	(654)

Net assets as of December 31, 2023	$326,277	$61,059	$4,172

(a)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	MFS® VIT High Yield	MFS® VIT II MA Investors Growth Stock	MFS® VIT II Research International
Net assets as of December 31, 2021	$56,077	$—	$9,780,443

Investment income (loss):
Dividend distributions	—	—	132,024
Investment Expenses:
Mortality and expense risk and administrative charges	(45)	(232)	(72,172)

Net investment income (loss)	(45)	(232)	59,852

Increase (decrease) in net assets from operations:
Capital gain distributions	—	10,479	184,819
Realized capital gain (loss) on investments	(4,624)	(80)	(201,637)
Change in unrealized appreciation (depreciation)	(140)	(24,492)	(2,006,013)

Net gain (loss) on investments	(4,764)	(14,093)	(2,022,831)

Net increase (decrease) in net assets from operations	(4,809)	(14,325)	(1,962,979)

Contract owner transactions:
Variable annuity deposits	—	73,482	776,689
Terminations, withdrawals and annuity payments	(304)	(3,333)	(876,476)
Transfers between subaccounts, net	(50,929)	96,964	(939,525)
Maintenance charges and mortality adjustments	(35)	(34)	(24,586)

Increase (decrease) in net assets from contract transactions	(51,268)	167,079	(1,063,898)

Total increase (decrease) in net assets	(56,077)	152,754	(3,026,877)

Net assets as of December 31, 2022	$—	$152,754	$6,753,566

Investment income (loss):
Dividend distributions	—	94	66,856
Investment Expenses:
Mortality and expense risk and administrative charges	—	(447)	(74,153)

Net investment income (loss)	—	(353)	(7,297)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	10,184	—
Realized capital gain (loss) on investments	—	(1,012)	9,934
Change in unrealized appreciation (depreciation)	—	28,394	885,264

Net gain (loss) on investments	—	37,566	895,198

Net increase (decrease) in net assets from operations	—	37,213	887,901

Contract owner transactions:
Variable annuity deposits	—	—	456,116
Terminations, withdrawals and annuity payments	—	(10,000)	(987,209)
Transfers between subaccounts, net	—	29,276	1,225,196
Maintenance charges and mortality adjustments	—	(142)	(29,033)

Increase (decrease) in net assets from contract transactions	—	19,134	665,070

Total increase (decrease) in net assets	—	56,347	1,552,971

Net assets as of December 31, 2023	$—	$209,101	$8,306,537

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	MFS® VIT International Intrinsic Value	MFS® VIT Investors Trust	MFS® VIT New Discovery
Net assets as of December 31, 2021	$2,437,781	$88,680	$409,002

Investment income (loss):
Dividend distributions	9,140	399	—
Investment Expenses:
Mortality and expense risk and administrative charges	(20,702)	(778)	(1,376)

Net investment income (loss)	(11,562)	(379)	(1,376)

Increase (decrease) in net assets from operations:
Capital gain distributions	80,490	13,533	109,491
Realized capital gain (loss) on investments	19,435	(4,192)	(28,791)
Change in unrealized appreciation (depreciation)	(707,409)	(26,587)	(203,070)

Net gain (loss) on investments	(607,484)	(17,246)	(122,370)

Net increase (decrease) in net assets from operations	(619,046)	(17,625)	(123,746)

Contract owner transactions:
Variable annuity deposits	59,384	27,012	78,365
Terminations, withdrawals and annuity payments	(322,146)	(13,099)	(87,343)
Transfers between subaccounts, net	76,613	23	(9,855)
Maintenance charges and mortality adjustments	(2,661)	(202)	(703)

Increase (decrease) in net assets from contract transactions	(188,810)	13,734	(19,536)

Total increase (decrease) in net assets	(807,856)	(3,891)	(143,282)

Net assets as of December 31, 2022	$1,629,925	$84,789	$265,720

Investment income (loss):
Dividend distributions	6,361	415	—
Investment Expenses:
Mortality and expense risk and administrative charges	(15,204)	(801)	(1,196)

Net investment income (loss)	(8,843)	(386)	(1,196)

Increase (decrease) in net assets from operations:
Capital gain distributions	101,835	5,059	—
Realized capital gain (loss) on investments	31,753	(2,857)	(36,807)
Change in unrealized appreciation (depreciation)	101,935	15,765	72,796

Net gain (loss) on investments	235,523	17,967	35,989

Net increase (decrease) in net assets from operations	226,680	17,581	34,793

Contract owner transactions:
Variable annuity deposits	15,855	55,815	8,353
Terminations, withdrawals and annuity payments	(442,915)	(22,498)	(70,997)
Transfers between subaccounts, net	(30,406)	(24)	14,988
Maintenance charges and mortality adjustments	(2,279)	(136)	(676)

Increase (decrease) in net assets from contract transactions	(459,745)	33,157	(48,332)

Total increase (decrease) in net assets	(233,065)	50,738	(13,539)

Net assets as of December 31, 2023	$1,396,860	$135,527	$252,181

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	MFS® VIT Research	MFS® VIT Total Return	MFS® VIT Total Return Bond
Net assets as of December 31, 2021	$48,309	$18,726,542	$306,924

Investment income (loss):
Dividend distributions	79	256,707	7,169
Investment Expenses:
Mortality and expense risk and administrative charges	(102)	(130,326)	(1,315)

Net investment income (loss)	(23)	126,381	5,854

Increase (decrease) in net assets from operations:
Capital gain distributions	5,268	1,526,684	3,394
Realized capital gain (loss) on investments	102	95,282	(2,652)
Change in unrealized appreciation (depreciation)	(13,750)	(3,692,920)	(53,308)

Net gain (loss) on investments	(8,380)	(2,070,954)	(52,566)

Net increase (decrease) in net assets from operations	(8,403)	(1,944,573)	(46,712)

Contract owner transactions:
Variable annuity deposits	—	140,014	84,011
Terminations, withdrawals and annuity payments	(1,869)	(1,469,966)	(13,225)
Transfers between subaccounts, net	—	859,504	(25,234)
Maintenance charges and mortality adjustments	(80)	(69,839)	(501)

Increase (decrease) in net assets from contract transactions	(1,949)	(540,287)	45,051

Total increase (decrease) in net assets	(10,352)	(2,484,860)	(1,661)

Net assets as of December 31, 2022	$37,957	$16,241,682	$305,263

Investment income (loss):
Dividend distributions	101	271,983	9,077
Investment Expenses:
Mortality and expense risk and administrative charges	(101)	(115,780)	(1,295)

Net investment income (loss)	—	156,203	7,782

Increase (decrease) in net assets from operations:
Capital gain distributions	2,239	649,164	—
Realized capital gain (loss) on investments	(80)	(105,414)	(2,788)
Change in unrealized appreciation (depreciation)	5,876	604,212	14,776

Net gain (loss) on investments	8,035	1,147,962	11,988

Net increase (decrease) in net assets from operations	8,035	1,304,165	19,770

Contract owner transactions:
Variable annuity deposits	—	219,932	—
Terminations, withdrawals and annuity payments	(1,861)	(2,244,182)	(15,952)
Transfers between subaccounts, net	—	(956,764)	(7)
Maintenance charges and mortality adjustments	(82)	(85,642)	(585)

Increase (decrease) in net assets from contract transactions	(1,943)	(3,066,656)	(16,544)

Total increase (decrease) in net assets	6,092	(1,762,491)	3,226

Net assets as of December 31, 2023	$44,049	$14,479,191	$308,489

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	MFS® VIT Utilities	Morgan Stanley VIF Emerging Markets Debt	Morgan Stanley VIF Emerging Markets Equity
Net assets as of December 31, 2021	$15,337,441	$155,901	$5,567,401

Investment income (loss):
Dividend distributions	359,809	9,707	15,344
Investment Expenses:
Mortality and expense risk and administrative charges	(116,302)	(323)	(33,209)

Net investment income (loss)	243,507	9,384	(17,865)

Increase (decrease) in net assets from operations:
Capital gain distributions	632,627	—	438,603
Realized capital gain (loss) on investments	263,869	(696)	(101,784)
Change in unrealized appreciation (depreciation)	(1,246,504)	(38,201)	(1,734,039)

Net gain (loss) on investments	(350,008)	(38,897)	(1,397,220)

Net increase (decrease) in net assets from operations	(106,501)	(29,513)	(1,415,085)

Contract owner transactions:
Variable annuity deposits	161,471	1	88,008
Terminations, withdrawals and annuity payments	(1,421,657)	(2,049)	(406,652)
Transfers between subaccounts, net	1,973,649	—	(5,915)
Maintenance charges and mortality adjustments	(54,402)	(21)	(14,002)

Increase (decrease) in net assets from contract transactions	659,061	(2,069)	(338,561)

Total increase (decrease) in net assets	552,560	(31,582)	(1,753,646)

Net assets as of December 31, 2022	$15,890,001	$124,319	$3,813,755

Investment income (loss):
Dividend distributions	467,290	7,276	60,063
Investment Expenses:
Mortality and expense risk and administrative charges	(110,873)	(236)	(29,787)

Net investment income (loss)	356,417	7,040	30,276

Increase (decrease) in net assets from operations:
Capital gain distributions	783,812	—	67,269
Realized capital gain (loss) on investments	128,280	(15,988)	(119,702)
Change in unrealized appreciation (depreciation)	(1,778,819)	21,658	416,544

Net gain (loss) on investments	(866,727)	5,670	364,111

Net increase (decrease) in net assets from operations	(510,310)	12,710	394,387

Contract owner transactions:
Variable annuity deposits	145,072	34,969	138,743
Terminations, withdrawals and annuity payments	(1,737,033)	(13,776)	(471,994)
Transfers between subaccounts, net	(1,663,166)	(31,021)	(66,925)
Maintenance charges and mortality adjustments	(52,697)	(21)	(12,512)

Increase (decrease) in net assets from contract transactions	(3,307,824)	(9,849)	(412,688)

Total increase (decrease) in net assets	(3,818,134)	2,861	(18,301)

Net assets as of December 31, 2023	$12,071,867	$127,180	$3,795,454

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Morningstar Aggressive Growth ETF Asset Allocation Portfolio	Morningstar Balanced ETF Asset Allocation Portfolio	Morningstar Conservative ETF Asset Allocation Portfolio
Net assets as of December 31, 2021	$1,624,018	$6,763,439	$2,908,135

Investment income (loss):
Dividend distributions	21,960	111,822	32,260
Investment Expenses:
Mortality and expense risk and administrative charges	(10,783)	(44,981)	(18,522)

Net investment income (loss)	11,177	66,841	13,738

Increase (decrease) in net assets from operations:
Capital gain distributions	51,856	304,498	74,706
Realized capital gain (loss) on investments	7,759	(15,982)	(30,839)
Change in unrealized appreciation (depreciation)	(287,309)	(1,274,553)	(378,876)

Net gain (loss) on investments	(227,694)	(986,037)	(335,009)

Net increase (decrease) in net assets from operations	(216,517)	(919,196)	(321,271)

Contract owner transactions:
Variable annuity deposits	113,297	699,909	9,099
Terminations, withdrawals and annuity payments	(74,276)	(267,313)	(567,099)
Transfers between subaccounts, net	(40,327)	43,192	51,021
Maintenance charges and mortality adjustments	(2,485)	(12,355)	(6,031)

Increase (decrease) in net assets from contract transactions	(3,791)	463,433	(513,010)

Total increase (decrease) in net assets	(220,308)	(455,763)	(834,281)

Net assets as of December 31, 2022	$1,403,710	$6,307,676	$2,073,854

Investment income (loss):
Dividend distributions	24,702	136,562	52,931
Investment Expenses:
Mortality and expense risk and administrative charges	(11,654)	(42,918)	(15,799)

Net investment income (loss)	13,048	93,644	37,132

Increase (decrease) in net assets from operations:
Capital gain distributions	30,814	158,953	26,706
Realized capital gain (loss) on investments	4,276	(98,548)	(88,893)
Change in unrealized appreciation (depreciation)	176,174	619,435	167,759

Net gain (loss) on investments	211,264	679,840	105,572

Net increase (decrease) in net assets from operations	224,312	773,484	142,704

Contract owner transactions:
Variable annuity deposits	101,073	634,602	634,880
Terminations, withdrawals and annuity payments	(121,319)	(996,069)	(236,851)
Transfers between subaccounts, net	(6,679)	233,367	(283,188)
Maintenance charges and mortality adjustments	(9,264)	(13,807)	(6,159)

Increase (decrease) in net assets from contract transactions	(36,189)	(141,907)	108,682

Total increase (decrease) in net assets	188,123	631,577	251,386

Net assets as of December 31, 2023	$1,591,833	$6,939,253	$2,325,240

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Morningstar Growth ETF Asset Allocation Portfolio	Morningstar Income and Growth ETF Asset Allocation Portfolio	Neuberger Berman AMT Sustainable Equity I
Net assets as of December 31, 2021	$8,822,592	$1,829,360	$4,701,748

Investment income (loss):
Dividend distributions	125,320	18,283	14,202
Investment Expenses:
Mortality and expense risk and administrative charges	(59,376)	(9,665)	(50,594)

Net investment income (loss)	65,944	8,618	(36,392)

Increase (decrease) in net assets from operations:
Capital gain distributions	314,763	45,868	301,652
Realized capital gain (loss) on investments	2,008	(23,787)	140,290
Change in unrealized appreciation (depreciation)	(1,609,195)	(239,910)	(1,268,282)

Net gain (loss) on investments	(1,292,424)	(217,829)	(826,340)

Net increase (decrease) in net assets from operations	(1,226,480)	(209,211)	(862,732)

Contract owner transactions:
Variable annuity deposits	213,357	12,173	20,545
Terminations, withdrawals and annuity payments	(100,878)	(518,616)	(322,290)
Transfers between subaccounts, net	(169,790)	(115,402)	(561,250)
Maintenance charges and mortality adjustments	(13,333)	(3,487)	(18,696)

Increase (decrease) in net assets from contract transactions	(70,644)	(625,332)	(881,691)

Total increase (decrease) in net assets	(1,297,124)	(834,543)	(1,744,423)

Net assets as of December 31, 2022	$7,525,468	$994,817	$2,957,325

Investment income (loss):
Dividend distributions	137,390	28,453	11,164
Investment Expenses:
Mortality and expense risk and administrative charges	(56,597)	(7,944)	(45,836)

Net investment income (loss)	80,793	20,509	(34,672)

Increase (decrease) in net assets from operations:
Capital gain distributions	177,862	13,232	52,683
Realized capital gain (loss) on investments	(44,014)	(26,253)	65,860
Change in unrealized appreciation (depreciation)	807,861	112,450	643,747

Net gain (loss) on investments	941,709	99,429	762,290

Net increase (decrease) in net assets from operations	1,022,502	119,938	727,618

Contract owner transactions:
Variable annuity deposits	19,486	3,315	378
Terminations, withdrawals and annuity payments	(325,131)	(245,599)	(491,185)
Transfers between subaccounts, net	(202,770)	517,570	278,867
Maintenance charges and mortality adjustments	(16,206)	(3,114)	(16,843)

Increase (decrease) in net assets from contract transactions	(524,621)	272,172	(228,783)

Total increase (decrease) in net assets	497,881	392,110	498,835

Net assets as of December 31, 2023	$8,023,349	$1,386,927	$3,456,160

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Neuberger Berman AMT Sustainable Equity S	Neuberger Berman Core Bond	Neuberger Berman Large Cap Value
Net assets as of December 31, 2021	$6,654,112	$1,966,056	$969,546

Investment income (loss):
Dividend distributions	6,517	79,442	12,259
Investment Expenses:
Mortality and expense risk and administrative charges	(40,886)	(25,750)	(8,703)

Net investment income (loss)	(34,369)	53,692	3,556

Increase (decrease) in net assets from operations:
Capital gain distributions	497,710	—	—
Realized capital gain (loss) on investments	162,706	(44,608)	39,281
Change in unrealized appreciation (depreciation)	(1,877,497)	(449,812)	(61,838)

Net gain (loss) on investments	(1,217,081)	(494,420)	(22,557)

Net increase (decrease) in net assets from operations	(1,251,450)	(440,728)	(19,001)

Contract owner transactions:
Variable annuity deposits	8,526	40,655	30,758
Terminations, withdrawals and annuity payments	(361,549)	(382,995)	(96,727)
Transfers between subaccounts, net	(136,748)	1,319,184	141,113
Maintenance charges and mortality adjustments	(18,763)	(8,350)	(1,266)

Increase (decrease) in net assets from contract transactions	(508,534)	968,494	73,878

Total increase (decrease) in net assets	(1,759,984)	527,766	54,877

Net assets as of December 31, 2022	$4,894,128	$2,493,822	$1,024,423

Investment income (loss):
Dividend distributions	4,023	95,126	17,059
Investment Expenses:
Mortality and expense risk and administrative charges	(39,193)	(22,954)	(8,357)

Net investment income (loss)	(35,170)	72,172	8,702

Increase (decrease) in net assets from operations:
Capital gain distributions	84,543	—	—
Realized capital gain (loss) on investments	130,981	(46,282)	32,335
Change in unrealized appreciation (depreciation)	1,018,853	85,644	(70,121)

Net gain (loss) on investments	1,234,377	39,362	(37,786)

Net increase (decrease) in net assets from operations	1,199,207	111,534	(29,084)

Contract owner transactions:
Variable annuity deposits	48,440	51,970	22,541
Terminations, withdrawals and annuity payments	(507,547)	(263,699)	(170,107)
Transfers between subaccounts, net	(35,998)	32,250	(10,763)
Maintenance charges and mortality adjustments	(17,574)	(6,850)	(1,307)

Increase (decrease) in net assets from contract transactions	(512,679)	(186,329)	(159,636)

Total increase (decrease) in net assets	686,528	(74,795)	(188,720)

Net assets as of December 31, 2023	$5,580,656	$2,419,027	$835,703

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Neuberger Berman Sustainable Equity	North Square Spectrum Alpha	Northern Global Tactical Asset Allocation
Net assets as of December 31, 2021	$1,391,959	$54,160	$135,767

Investment income (loss):
Dividend distributions	—	—	2,558
Investment Expenses:
Mortality and expense risk and administrative charges	(10,772)	(402)	(939)

Net investment income (loss)	(10,772)	(402)	1,619

Increase (decrease) in net assets from operations:
Capital gain distributions	99,106	18,110	3,869
Realized capital gain (loss) on investments	15,528	(1,028)	3,894
Change in unrealized appreciation (depreciation)	(377,825)	(32,470)	(25,447)

Net gain (loss) on investments	(263,191)	(15,388)	(17,684)

Net increase (decrease) in net assets from operations	(273,963)	(15,790)	(16,065)

Contract owner transactions:
Variable annuity deposits	43,970	60	1,000
Terminations, withdrawals and annuity payments	(71,344)	—	(29,222)
Transfers between subaccounts, net	(1,085)	2,838	1,464
Maintenance charges and mortality adjustments	(2,981)	(100)	(572)

Increase (decrease) in net assets from contract transactions	(31,440)	2,798	(27,330)

Total increase (decrease) in net assets	(305,403)	(12,992)	(43,395)

Net assets as of December 31, 2022	$1,086,556	$41,168	$92,372

Investment income (loss):
Dividend distributions	1,804	—	3,598
Investment Expenses:
Mortality and expense risk and administrative charges	(12,464)	(114)	(852)

Net investment income (loss)	(10,660)	(114)	2,746

Increase (decrease) in net assets from operations:
Capital gain distributions	126,331	—	—
Realized capital gain (loss) on investments	3,211	(36,687)	167
Change in unrealized appreciation (depreciation)	184,930	38,405	5,872

Net gain (loss) on investments	314,472	1,718	6,039

Net increase (decrease) in net assets from operations	303,812	1,604	8,785

Contract owner transactions:
Variable annuity deposits	67,451	60	855
Terminations, withdrawals and annuity payments	(239,485)	(40,567)	(5,073)
Transfers between subaccounts, net	254,338	447	307
Maintenance charges and mortality adjustments	(4,044)	(36)	(449)

Increase (decrease) in net assets from contract transactions	78,260	(40,096)	(4,360)

Total increase (decrease) in net assets	382,072	(38,492)	4,425

Net assets as of December 31, 2023	$1,468,628	$2,676	$96,797

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Northern Large Cap Core	Northern Large Cap Value	PGIM Focused Growth
Net assets as of December 31, 2021	$216,860	$253,024	$3,793,610

Investment income (loss):
Dividend distributions	2,027	4,476	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,426)	(3,418)	(23,403)

Net investment income (loss)	601	1,058	(23,403)

Increase (decrease) in net assets from operations:
Capital gain distributions	4,514	24,804	—
Realized capital gain (loss) on investments	14,549	4,113	(152,817)
Change in unrealized appreciation (depreciation)	(49,541)	(51,038)	(1,368,396)

Net gain (loss) on investments	(30,478)	(22,121)	(1,521,213)

Net increase (decrease) in net assets from operations	(29,877)	(21,063)	(1,544,616)

Contract owner transactions:
Variable annuity deposits	3,401	13,905	54,274
Terminations, withdrawals and annuity payments	(31,949)	(23,195)	(180,988)
Transfers between subaccounts, net	(28,528)	157,308	(52,655)
Maintenance charges and mortality adjustments	(545)	(1,543)	(6,311)

Increase (decrease) in net assets from contract transactions	(57,621)	146,475	(185,680)

Total increase (decrease) in net assets	(87,498)	125,412	(1,730,296)

Net assets as of December 31, 2022	$129,362	$378,436	$2,063,314

Investment income (loss):
Dividend distributions	1,776	13,044	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,210)	(3,436)	(22,178)

Net investment income (loss)	566	9,608	(22,178)

Increase (decrease) in net assets from operations:
Capital gain distributions	8,995	8,540	—
Realized capital gain (loss) on investments	7,221	850	(111,067)
Change in unrealized appreciation (depreciation)	10,905	15,024	1,128,248

Net gain (loss) on investments	27,121	24,414	1,017,181

Net increase (decrease) in net assets from operations	27,687	34,022	995,003

Contract owner transactions:
Variable annuity deposits	1,770	14,809	29,699
Terminations, withdrawals and annuity payments	(30,788)	(15,223)	(195,065)
Transfers between subaccounts, net	(54)	(5,036)	(71,126)
Maintenance charges and mortality adjustments	(446)	(1,434)	(4,590)

Increase (decrease) in net assets from contract transactions	(29,518)	(6,884)	(241,082)

Total increase (decrease) in net assets	(1,831)	27,138	753,921

Net assets as of December 31, 2023	$127,531	$405,574	$2,817,235

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	PGIM Jennison Mid-Cap Growth	PGIM Jennison Natural Resources	PGIM Jennison Small Company
Net assets as of December 31, 2021	$192,400	$17,020	$727,252

Investment income (loss):
Dividend distributions	—	567	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,274)	(181)	(4,911)

Net investment income (loss)	(1,274)	386	(4,911)

Increase (decrease) in net assets from operations:
Capital gain distributions	2,424	—	19,489
Realized capital gain (loss) on investments	(19,289)	250	(14,940)
Change in unrealized appreciation (depreciation)	(26,839)	3,343	(128,104)

Net gain (loss) on investments	(43,704)	3,593	(123,555)

Net increase (decrease) in net assets from operations	(44,978)	3,979	(128,466)

Contract owner transactions:
Variable annuity deposits	5,803	600	8,099
Terminations, withdrawals and annuity payments	(31,353)	(260)	(107,995)
Transfers between subaccounts, net	8,477	(32)	(3,411)
Maintenance charges and mortality adjustments	(992)	(154)	(1,632)

Increase (decrease) in net assets from contract transactions	(18,065)	154	(104,939)

Total increase (decrease) in net assets	(63,043)	4,133	(233,405)

Net assets as of December 31, 2022	$129,357	$21,153	$493,847

Investment income (loss):
Dividend distributions	—	701	1,901
Investment Expenses:
Mortality and expense risk and administrative charges	(1,330)	(304)	(4,438)

Net investment income (loss)	(1,330)	397	(2,537)

Increase (decrease) in net assets from operations:
Capital gain distributions	7,065	—	—
Realized capital gain (loss) on investments	(3,312)	525	(11,064)
Change in unrealized appreciation (depreciation)	23,197	(2,316)	63,989

Net gain (loss) on investments	26,950	(1,791)	52,925

Net increase (decrease) in net assets from operations	25,620	(1,394)	50,388

Contract owner transactions:
Variable annuity deposits	5,672	1,601	7,604
Terminations, withdrawals and annuity payments	(5,368)	(4,258)	(26,107)
Transfers between subaccounts, net	16,579	20,255	(6,774)
Maintenance charges and mortality adjustments	(670)	(199)	(1,430)

Increase (decrease) in net assets from contract transactions	16,213	17,399	(26,707)

Total increase (decrease) in net assets	41,833	16,005	23,681

Net assets as of December 31, 2023	$171,190	$37,158	$517,528

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	PGIM Quant Solutions Small- Cap Value(c)	PIMCO All Asset	PIMCO CommodityRealReturn Strategy
Net assets as of December 31, 2021	$296,063	$289,664	$114,053

Investment income (loss):
Dividend distributions	4,649	16,158	40,200
Investment Expenses:
Mortality and expense risk and administrative charges	(2,421)	(2,291)	(1,039)

Net investment income (loss)	2,228	13,867	39,161

Increase (decrease) in net assets from operations:
Capital gain distributions	37,508	—	—
Realized capital gain (loss) on investments	(996)	(284)	701
Change in unrealized appreciation (depreciation)	(73,671)	(49,948)	(34,525)

Net gain (loss) on investments	(37,159)	(50,232)	(33,824)

Net increase (decrease) in net assets from operations	(34,931)	(36,365)	5,337

Contract owner transactions:
Variable annuity deposits	2,111	4,008	3,496
Terminations, withdrawals and annuity payments	(25,204)	(17,773)	(6,693)
Transfers between subaccounts, net	(84)	514	(11,023)
Maintenance charges and mortality adjustments	(775)	(933)	(443)

Increase (decrease) in net assets from contract transactions	(23,952)	(14,184)	(14,663)

Total increase (decrease) in net assets	(58,883)	(50,549)	(9,326)

Net assets as of December 31, 2022	$237,180	$239,115	$104,727

Investment income (loss):
Dividend distributions	5,968	6,472	3,907
Investment Expenses:
Mortality and expense risk and administrative charges	(2,192)	(2,060)	(755)

Net investment income (loss)	3,776	4,412	3,152

Increase (decrease) in net assets from operations:
Capital gain distributions	2,236	—	—
Realized capital gain (loss) on investments	(2,265)	(8,914)	(10,329)
Change in unrealized appreciation (depreciation)	32,243	17,050	(594)

Net gain (loss) on investments	32,214	8,136	(10,923)

Net increase (decrease) in net assets from operations	35,990	12,548	(7,771)

Contract owner transactions:
Variable annuity deposits	2,920	10,381	2,977
Terminations, withdrawals and annuity payments	(5,881)	(66,369)	(4,930)
Transfers between subaccounts, net	(16)	(93)	(16,698)
Maintenance charges and mortality adjustments	(648)	(1,589)	(303)

Increase (decrease) in net assets from contract transactions	(3,625)	(57,670)	(18,954)

Total increase (decrease) in net assets	32,365	(45,122)	(26,725)

Net assets as of December 31, 2023	$269,545	$193,993	$78,002

(c)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	PIMCO Emerging Markets Bond	PIMCO High Yield	PIMCO International Bond (U.S. Dollar- Hedged)
Net assets as of December 31, 2021	$140,015	$1,464,828	$4,088,637

Investment income (loss):
Dividend distributions	8,098	58,681	73,996
Investment Expenses:
Mortality and expense risk and administrative charges	(1,090)	(11,409)	(43,256)

Net investment income (loss)	7,008	47,272	30,740

Increase (decrease) in net assets from operations:
Capital gain distributions	—	22,004	81,094
Realized capital gain (loss) on investments	(1,231)	(16,503)	(52,769)
Change in unrealized appreciation (depreciation)	(30,329)	(220,696)	(624,495)

Net gain (loss) on investments	(31,560)	(215,195)	(596,170)

Net increase (decrease) in net assets from operations	(24,552)	(167,923)	(565,430)

Contract owner transactions:
Variable annuity deposits	3,559	16,453	115,272
Terminations, withdrawals and annuity payments	(4,108)	(137,810)	(487,823)
Transfers between subaccounts, net	3,098	(20,278)	1,287,534
Maintenance charges and mortality adjustments	(196)	(3,498)	(12,665)

Increase (decrease) in net assets from contract transactions	2,353	(145,133)	902,318

Total increase (decrease) in net assets	(22,199)	(313,056)	336,888

Net assets as of December 31, 2022	$117,816	$1,151,772	$4,425,525

Investment income (loss):
Dividend distributions	7,707	66,750	105,844
Investment Expenses:
Mortality and expense risk and administrative charges	(1,195)	(11,160)	(39,511)

Net investment income (loss)	6,512	55,590	66,333

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(27,688)	(22,529)	(102,061)
Change in unrealized appreciation (depreciation)	30,147	98,323	355,396

Net gain (loss) on investments	2,459	75,794	253,335

Net increase (decrease) in net assets from operations	8,971	131,384	319,668

Contract owner transactions:
Variable annuity deposits	3,896	30,571	121,824
Terminations, withdrawals and annuity payments	(7,114)	(147,691)	(709,412)
Transfers between subaccounts, net	(85,412)	107,253	95,317
Maintenance charges and mortality adjustments	(290)	(3,045)	(11,016)

Increase (decrease) in net assets from contract transactions	(88,920)	(12,912)	(503,287)

Total increase (decrease) in net assets	(79,949)	118,472	(183,619)

Net assets as of December 31, 2023	$37,867	$1,270,244	$4,241,906

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	PIMCO Low Duration	PIMCO Real Return	PIMCO StocksPLUS® Small Fund
Net assets as of December 31, 2021	$32,418	$861,866	$581,000

Investment income (loss):
Dividend distributions	1,191	63,221	—
Investment Expenses:
Mortality and expense risk and administrative charges	(664)	(7,762)	(3,780)

Net investment income (loss)	527	55,459	(3,780)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	3,506	71,526
Realized capital gain (loss) on investments	(267)	(1,032)	(24,785)
Change in unrealized appreciation (depreciation)	(4,962)	(180,596)	(182,999)

Net gain (loss) on investments	(5,229)	(178,122)	(136,258)

Net increase (decrease) in net assets from operations	(4,702)	(122,663)	(140,038)

Contract owner transactions:
Variable annuity deposits	2,243	21,334	14,232
Terminations, withdrawals and annuity payments	(3,742)	(46,510)	(48,371)
Transfers between subaccounts, net	141,877	137,310	(77,213)
Maintenance charges and mortality adjustments	(319)	(2,300)	(815)

Increase (decrease) in net assets from contract transactions	140,059	109,834	(112,167)

Total increase (decrease) in net assets	135,357	(12,829)	(252,205)

Net assets as of December 31, 2022	$167,775	$849,037	$328,795

Investment income (loss):
Dividend distributions	4,864	22,280	8,385
Investment Expenses:
Mortality and expense risk and administrative charges	(1,255)	(7,651)	(3,139)

Net investment income (loss)	3,609	14,629	5,246

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(1,098)	(10,170)	(6,634)
Change in unrealized appreciation (depreciation)	2,889	13,285	53,624

Net gain (loss) on investments	1,791	3,115	46,990

Net increase (decrease) in net assets from operations	5,400	17,744	52,236

Contract owner transactions:
Variable annuity deposits	7,843	23,048	12,568
Terminations, withdrawals and annuity payments	(7,550)	(69,263)	(8,320)
Transfers between subaccounts, net	(33,459)	19,064	4,163
Maintenance charges and mortality adjustments	(443)	(2,322)	(405)

Increase (decrease) in net assets from contract transactions	(33,609)	(29,473)	8,006

Total increase (decrease) in net assets	(28,209)	(11,729)	60,242

Net assets as of December 31, 2023	$139,566	$837,308	$389,037

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	PIMCO Total Return	PIMCO VIT All Asset Administrative	PIMCO VIT All Asset Advisor
Net assets as of December 31, 2021	$2,029,174	$6,343,555	$581,262

Investment income (loss):
Dividend distributions	63,403	396,436	48,788
Investment Expenses:
Mortality and expense risk and administrative charges	(16,541)	(39,829)	(1,779)

Net investment income (loss)	46,862	356,607	47,009

Increase (decrease) in net assets from operations:
Capital gain distributions	—	412,476	44,351
Realized capital gain (loss) on investments	(33,321)	(47,868)	(3,643)
Change in unrealized appreciation (depreciation)	(334,983)	(1,445,801)	(158,636)

Net gain (loss) on investments	(368,304)	(1,081,193)	(117,928)

Net increase (decrease) in net assets from operations	(321,442)	(724,586)	(70,919)

Contract owner transactions:
Variable annuity deposits	78,436	29,209	—
Terminations, withdrawals and annuity payments	(104,350)	(530,265)	(14,287)
Transfers between subaccounts, net	23,659	(448,424)	262,002
Maintenance charges and mortality adjustments	(5,606)	(20,011)	(364)

Increase (decrease) in net assets from contract transactions	(7,861)	(969,491)	247,351

Total increase (decrease) in net assets	(329,303)	(1,694,077)	176,432

Net assets as of December 31, 2022	$1,699,871	$4,649,478	$757,694

Investment income (loss):
Dividend distributions	53,370	133,926	24,009
Investment Expenses:
Mortality and expense risk and administrative charges	(14,538)	(34,565)	(2,202)

Net investment income (loss)	38,832	99,361	21,807

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(59,400)	(129,803)	(17,235)
Change in unrealized appreciation (depreciation)	98,018	347,278	58,225

Net gain (loss) on investments	38,618	217,475	40,990

Net increase (decrease) in net assets from operations	77,450	316,836	62,797

Contract owner transactions:
Variable annuity deposits	60,334	79,523	—
Terminations, withdrawals and annuity payments	(140,187)	(478,298)	(9,866)
Transfers between subaccounts, net	(85,517)	(31,923)	105,110
Maintenance charges and mortality adjustments	(3,931)	(17,884)	(460)

Increase (decrease) in net assets from contract transactions	(169,301)	(448,582)	94,784

Total increase (decrease) in net assets	(91,851)	(131,746)	157,581

Net assets as of December 31, 2023	$1,608,020	$4,517,732	$915,275

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	PIMCO VIT CommodityReal Return Strategy Administrative	PIMCO VIT Commodity RealReturn Strategy Advisor	PIMCO VIT Emerging Markets Bond
Net assets as of December 31, 2021	$8,802,103	$200,736	$2,935,103

Investment income (loss):
Dividend distributions	2,097,991	128,918	92,401
Investment Expenses:
Mortality and expense risk and administrative charges	(82,318)	(7,295)	(15,776)

Net investment income (loss)	2,015,673	121,623	76,625

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	318,469	(77,398)	(163,904)
Change in unrealized appreciation (depreciation)	(1,506,358)	(165,843)	(331,012)

Net gain (loss) on investments	(1,187,889)	(243,241)	(494,916)

Net increase (decrease) in net assets from operations	827,784	(121,618)	(418,291)

Contract owner transactions:
Variable annuity deposits	100,596	60,355	239,129
Terminations, withdrawals and annuity payments	(705,397)	(416,591)	(196,979)
Transfers between subaccounts, net	(1,315,852)	1,205,855	(776,307)
Maintenance charges and mortality adjustments	(36,501)	(1,066)	(6,687)

Increase (decrease) in net assets from contract transactions	(1,957,154)	848,553	(740,844)

Total increase (decrease) in net assets	(1,129,370)	726,935	(1,159,135)

Net assets as of December 31, 2022	$7,672,733	$927,671	$1,775,968

Investment income (loss):
Dividend distributions	1,013,105	45,019	112,766
Investment Expenses:
Mortality and expense risk and administrative charges	(49,389)	(1,668)	(16,218)

Net investment income (loss)	963,716	43,351	96,548

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(907,788)	(188,082)	(107,291)
Change in unrealized appreciation (depreciation)	(616,765)	94,540	202,662

Net gain (loss) on investments	(1,524,553)	(93,542)	95,371

Net increase (decrease) in net assets from operations	(560,837)	(50,191)	191,919

Contract owner transactions:
Variable annuity deposits	68,871	37,527	79,469
Terminations, withdrawals and annuity payments	(647,670)	(66,213)	(234,711)
Transfers between subaccounts, net	(2,003,861)	(668,151)	77,539
Maintenance charges and mortality adjustments	(24,035)	(306)	(7,560)

Increase (decrease) in net assets from contract transactions	(2,606,695)	(697,143)	(85,263)

Total increase (decrease) in net assets	(3,167,532)	(747,334)	106,656

Net assets as of December 31, 2023	$4,505,201	$180,337	$1,882,624

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	PIMCO VIT Global Managed Asset Allocation	PIMCO VIT High Yield
Net assets as of December 31, 2021	$57,592	$198,175	$367,564

Investment income (loss):
Dividend distributions	710	2,666	14,656
Investment Expenses:
Mortality and expense risk and administrative charges	(128)	(607)	(1,101)

Net investment income (loss)	582	2,059	13,555

Increase (decrease) in net assets from operations:
Capital gain distributions	765	21,932	—
Realized capital gain (loss) on investments	(1,677)	(10,856)	(9,214)
Change in unrealized appreciation (depreciation)	(6,509)	(51,139)	(43,177)

Net gain (loss) on investments	(7,421)	(40,063)	(52,391)

Net increase (decrease) in net assets from operations	(6,839)	(38,004)	(38,836)

Contract owner transactions:
Variable annuity deposits	—	50,631	74
Terminations, withdrawals and annuity payments	(4,870)	(2,435)	(43,635)
Transfers between subaccounts, net	(39)	(93,851)	(39,280)
Maintenance charges and mortality adjustments	(42)	(317)	(686)

Increase (decrease) in net assets from contract transactions	(4,951)	(45,972)	(83,527)

Total increase (decrease) in net assets	(11,790)	(83,976)	(122,363)

Net assets as of December 31, 2022	$45,802	$114,199	$245,201

Investment income (loss):
Dividend distributions	1,377	2,612	15,605
Investment Expenses:
Mortality and expense risk and administrative charges	(164)	(497)	(793)

Net investment income (loss)	1,213	2,115	14,812

Increase (decrease) in net assets from operations:
Capital gain distributions	500	—	—
Realized capital gain (loss) on investments	(5,284)	(823)	(1,006)
Change in unrealized appreciation (depreciation)	6,322	12,728	17,195

Net gain (loss) on investments	1,538	11,905	16,189

Net increase (decrease) in net assets from operations	2,751	14,020	31,001

Contract owner transactions:
Variable annuity deposits	50,821	—	22,560
Terminations, withdrawals and annuity payments	(137)	(2,056)	(49,058)
Transfers between subaccounts, net	(51,168)	—	38,385
Maintenance charges and mortality adjustments	(50)	(242)	(575)

Increase (decrease) in net assets from contract transactions	(534)	(2,298)	11,312

Total increase (decrease) in net assets	2,217	11,722	42,313

Net assets as of December 31, 2023	$48,019	$125,921	$287,514

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	PIMCO VIT International Bond Portfolio (Unhedged)	PIMCO VIT Low Duration Administrative (c)
Net assets as of December 31, 2021	$9,589,217	$220,498	$25,114,031

Investment income (loss):
Dividend distributions	128,715	1,475	397,582
Investment Expenses:
Mortality and expense risk and administrative charges	(67,572)	(285)	(236,897)

Net investment income (loss)	61,143	1,190	160,685

Increase (decrease) in net assets from operations:
Capital gain distributions	3,165	—	—
Realized capital gain (loss) on investments	(153,029)	(37,002)	(285,250)
Change in unrealized appreciation (depreciation)	(914,180)	2,036	(1,549,321)

Net gain (loss) on investments	(1,064,044)	(34,966)	(1,834,571)

Net increase (decrease) in net assets from operations	(1,002,901)	(33,776)	(1,673,886)

Contract owner transactions:
Variable annuity deposits	150,505	6,430	138,889
Terminations, withdrawals and annuity payments	(1,104,864)	(1,909)	(2,730,459)
Transfers between subaccounts, net	573,379	(141,774)	10,812,914
Maintenance charges and mortality adjustments	(24,820)	(90)	(116,361)

Increase (decrease) in net assets from contract transactions	(405,800)	(137,343)	8,104,983

Total increase (decrease) in net assets	(1,408,701)	(171,119)	6,431,097

Net assets as of December 31, 2022	$8,180,516	$49,379	$31,545,128

Investment income (loss):
Dividend distributions	201,434	1,362	1,052,308
Investment Expenses:
Mortality and expense risk and administrative charges	(61,584)	(139)	(271,226)

Net investment income (loss)	139,850	1,223	781,082

Increase (decrease) in net assets from operations:
Capital gain distributions	202,902	—	—
Realized capital gain (loss) on investments	(232,758)	(312)	(379,239)
Change in unrealized appreciation (depreciation)	504,417	2,632	744,996

Net gain (loss) on investments	474,561	2,320	365,757

Net increase (decrease) in net assets from operations	614,411	3,543	1,146,839

Contract owner transactions:
Variable annuity deposits	113,731	14,179	362,797
Terminations, withdrawals and annuity payments	(1,116,057)	(916)	(3,552,749)
Transfers between subaccounts, net	296,967	3,185	(1,061,631)
Maintenance charges and mortality adjustments	(23,653)	(115)	(114,044)

Increase (decrease) in net assets from contract transactions	(729,012)	16,333	(4,365,627)

Total increase (decrease) in net assets	(114,601)	19,876	(3,218,788)

Net assets as of December 31, 2023	$8,065,915	$69,255	$28,326,340

(c)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	PIMCO VIT Low Duration Advisor	PIMCO VIT Real Return Administrative (c)	PIMCO VIT Real Return Advisor
Net assets as of December 31, 2021	$760,240	$24,340,503	$644,261

Investment income (loss):
Dividend distributions	11,243	1,468,178	51,918
Investment Expenses:
Mortality and expense risk and administrative charges	(2,629)	(197,701)	(2,422)

Net investment income (loss)	8,614	1,270,477	49,496

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(14,171)	(426,536)	(17,441)
Change in unrealized appreciation (depreciation)	(42,681)	(3,761,493)	(134,450)

Net gain (loss) on investments	(56,852)	(4,188,029)	(151,891)

Net increase (decrease) in net assets from operations	(48,238)	(2,917,552)	(102,395)

Contract owner transactions:
Variable annuity deposits	106,033	115,251	520,530
Terminations, withdrawals and annuity payments	(42,254)	(2,634,811)	(92,572)
Transfers between subaccounts, net	(94,416)	(1,248,377)	(111,338)
Maintenance charges and mortality adjustments	(1,097)	(99,742)	(904)

Increase (decrease) in net assets from contract transactions	(31,734)	(3,867,679)	315,716

Total increase (decrease) in net assets	(79,972)	(6,785,231)	213,321

Net assets as of December 31, 2022	$680,268	$17,555,272	$857,582

Investment income (loss):
Dividend distributions	18,122	516,550	26,309
Investment Expenses:
Mortality and expense risk and administrative charges	(1,630)	(159,852)	(2,777)

Net investment income (loss)	16,492	356,698	23,532

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(18,873)	(445,104)	(21,376)
Change in unrealized appreciation (depreciation)	25,377	531,851	26,195

Net gain (loss) on investments	6,504	86,747	4,819

Net increase (decrease) in net assets from operations	22,996	443,445	28,351

Contract owner transactions:
Variable annuity deposits	92,275	99,377	203,885
Terminations, withdrawals and annuity payments	(166,188)	(2,047,621)	(64,191)
Transfers between subaccounts, net	(151,301)	437,541	(71,929)
Maintenance charges and mortality adjustments	(856)	(84,349)	(1,024)

Increase (decrease) in net assets from contract transactions	(226,070)	(1,595,052)	66,741

Total increase (decrease) in net assets	(203,074)	(1,151,607)	95,092

Net assets as of December 31, 2023	$477,194	$16,403,665	$952,674

(c)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	PIMCO VIT Short-Term	PIMCO VIT Total Return Administrative	PIMCO VIT Total Return Advisor
Net assets as of December 31, 2021	$654,648	$13,187,109	$11,587,277

Investment income (loss):
Dividend distributions	32,549	284,499	250,472
Investment Expenses:
Mortality and expense risk and administrative charges	(6,116)	(154,532)	(61,311)

Net investment income (loss)	26,433	129,967	189,161

Increase (decrease) in net assets from operations:
Capital gain distributions	2,277	—	—
Realized capital gain (loss) on investments	(5,523)	(557,262)	(315,531)
Change in unrealized appreciation (depreciation)	(11,296)	(1,565,862)	(1,548,843)

Net gain (loss) on investments	(14,542)	(2,123,124)	(1,864,374)

Net increase (decrease) in net assets from operations	11,891	(1,993,157)	(1,675,213)

Contract owner transactions:
Variable annuity deposits	445,721	42,707	508,049
Terminations, withdrawals and annuity payments	(315,405)	(1,708,719)	(1,258,842)
Transfers between subaccounts, net	1,527,057	(181,582)	183,807
Maintenance charges and mortality adjustments	(2,246)	(63,625)	(36,551)

Increase (decrease) in net assets from contract transactions	1,655,127	(1,911,219)	(603,537)

Total increase (decrease) in net assets	1,667,018	(3,904,376)	(2,278,750)

Net assets as of December 31, 2022	$2,321,666	$9,282,733	$9,308,527

Investment income (loss):
Dividend distributions	85,810	335,199	456,222
Investment Expenses:
Mortality and expense risk and administrative charges	(7,142)	(131,951)	(84,107)

Net investment income (loss)	78,668	203,248	372,115

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(6,969)	(298,270)	(290,466)
Change in unrealized appreciation (depreciation)	31,338	485,765	540,069

Net gain (loss) on investments	24,369	187,495	249,603

Net increase (decrease) in net assets from operations	103,037	390,743	621,718

Contract owner transactions:
Variable annuity deposits	931,086	43,878	767,619
Terminations, withdrawals and annuity payments	(122,942)	(1,043,896)	(1,494,573)
Transfers between subaccounts, net	(1,213,263)	713,782	5,675,611
Maintenance charges and mortality adjustments	(1,818)	(60,071)	(42,262)

Increase (decrease) in net assets from contract transactions	(406,937)	(346,307)	4,906,395

Total increase (decrease) in net assets	(303,900)	44,436	5,528,113

Net assets as of December 31, 2023	$2,017,766	$9,327,169	$14,836,640

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Pioneer Bond VCT	Pioneer Equity Income VCT	Pioneer High Yield VCT
Net assets as of December 31, 2021	$221,587	$189,597	$—

Investment income (loss):
Dividend distributions	2,776	2,389	1,173
Investment Expenses:
Mortality and expense risk and administrative charges	(342)	(742)	(61)

Net investment income (loss)	2,434	1,647	1,112

Increase (decrease) in net assets from operations:
Capital gain distributions	3,591	18,968	—
Realized capital gain (loss) on investments	(15,694)	(6,783)	(13)
Change in unrealized appreciation (depreciation)	(16,272)	(28,869)	(4,141)

Net gain (loss) on investments	(28,375)	(16,684)	(4,154)

Net increase (decrease) in net assets from operations	(25,941)	(15,037)	(3,042)

Contract owner transactions:
Variable annuity deposits	38,017	16,660	27,039
Terminations, withdrawals and annuity payments	(14,066)	(16,329)	—
Transfers between subaccounts, net	(99,917)	(33,318)	—
Maintenance charges and mortality adjustments	(257)	(386)	(36)

Increase (decrease) in net assets from contract transactions	(76,223)	(33,373)	27,003

Total increase (decrease) in net assets	(102,164)	(48,410)	23,961

Net assets as of December 31, 2022	$119,423	$141,187	$23,961

Investment income (loss):
Dividend distributions	4,266	590	1,321
Investment Expenses:
Mortality and expense risk and administrative charges	(292)	(432)	(62)

Net investment income (loss)	3,974	158	1,259

Increase (decrease) in net assets from operations:
Capital gain distributions	—	2,472	—
Realized capital gain (loss) on investments	(3,727)	(35,305)	(16)
Change in unrealized appreciation (depreciation)	6,414	30,201	1,321

Net gain (loss) on investments	2,687	(2,632)	1,305

Net increase (decrease) in net assets from operations	6,661	(2,474)	2,564

Contract owner transactions:
Variable annuity deposits	9,308	—	—
Terminations, withdrawals and annuity payments	(1,884)	(52,485)	—
Transfers between subaccounts, net	(829)	(71,443)	—
Maintenance charges and mortality adjustments	(202)	(124)	(41)

Increase (decrease) in net assets from contract transactions	6,393	(124,052)	(41)

Total increase (decrease) in net assets	13,054	(126,526)	2,523

Net assets as of December 31, 2023	$132,477	$14,661	$26,484

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Pioneer Real Estate Shares VCT (b)	Pioneer Strategic Income	Pioneer Strategic Income VCT
Net assets as of December 31, 2021	$27,679	$57,157	$233,104

Investment income (loss):
Dividend distributions	214	2,163	5,648
Investment Expenses:
Mortality and expense risk and administrative charges	(167)	(672)	(1,058)

Net investment income (loss)	47	1,491	4,590

Increase (decrease) in net assets from operations:
Capital gain distributions	1,394	—	7,269
Realized capital gain (loss) on investments	(12,918)	(175)	(475)
Change in unrealized appreciation (depreciation)	3,314	(12,482)	(40,185)

Net gain (loss) on investments	(8,210)	(12,657)	(33,391)

Net increase (decrease) in net assets from operations	(8,163)	(11,166)	(28,801)

Contract owner transactions:
Variable annuity deposits	—	2,656	—
Terminations, withdrawals and annuity payments	(18,827)	(1,069)	(1,203)
Transfers between subaccounts, net	(617)	31,206	(17,647)
Maintenance charges and mortality adjustments	(72)	(382)	(168)

Increase (decrease) in net assets from contract transactions	(19,516)	32,411	(19,018)

Total increase (decrease) in net assets	(27,679)	21,245	(47,819)

Net assets as of December 31, 2022	$—	$78,402	$185,285

Investment income (loss):
Dividend distributions	—	2,383	7,285
Investment Expenses:
Mortality and expense risk and administrative charges	—	(597)	(1,176)

Net investment income (loss)	—	1,786	6,109

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	—	(2,015)	(351)
Change in unrealized appreciation (depreciation)	—	5,328	13,800

Net gain (loss) on investments	—	3,313	13,449

Net increase (decrease) in net assets from operations	—	5,099	19,558

Contract owner transactions:
Variable annuity deposits	—	2,059	—
Terminations, withdrawals and annuity payments	—	(1,155)	(1,523)
Transfers between subaccounts, net	—	(15,293)	83,988
Maintenance charges and mortality adjustments	—	(264)	(196)

Increase (decrease) in net assets from contract transactions	—	(14,653)	82,269

Total increase (decrease) in net assets	—	(9,554)	101,827

Net assets as of December 31, 2023	$—	$68,848	$287,112

(b)	Liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Putnam VT Core Equity Fund (a)	Putnam VT Diversified Income	Putnam VT Global Asset Allocation
Net assets as of December 31, 2021	$52,904	$58,410	$15,569

Investment income (loss):
Dividend distributions	967	3,780	179
Investment Expenses:
Mortality and expense risk and administrative charges	(644)	(143)	(171)

Net investment income (loss)	323	3,637	8

Increase (decrease) in net assets from operations:
Capital gain distributions	25,595	1,194	1,242
Realized capital gain (loss) on investments	(17,686)	(53)	(1)
Change in unrealized appreciation (depreciation)	(20,116)	(6,288)	(3,907)

Net gain (loss) on investments	(12,207)	(5,147)	(2,666)

Net increase (decrease) in net assets from operations	(11,884)	(1,510)	(2,658)

Contract owner transactions:
Variable annuity deposits	55,055	—	—
Terminations, withdrawals and annuity payments	(53,260)	—	—
Transfers between subaccounts, net	(4)	—	—
Maintenance charges and mortality adjustments	(99)	(116)	(26)

Increase (decrease) in net assets from contract transactions	1,692	(116)	(26)

Total increase (decrease) in net assets	(10,192)	(1,626)	(2,684)

Net assets as of December 31, 2022	$42,712	$56,784	$12,885

Investment income (loss):
Dividend distributions	206	6,061	206
Investment Expenses:
Mortality and expense risk and administrative charges	(514)	(232)	(172)

Net investment income (loss)	(308)	5,829	34

Increase (decrease) in net assets from operations:
Capital gain distributions	3,693	—	—
Realized capital gain (loss) on investments	(2,685)	(145)	(3)
Change in unrealized appreciation (depreciation)	9,230	(686)	2,031

Net gain (loss) on investments	10,238	(831)	2,028

Net increase (decrease) in net assets from operations	9,930	4,998	2,062

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(8,294)	(332)	—
Transfers between subaccounts, net	—	44,352	—
Maintenance charges and mortality adjustments	(82)	(189)	(28)

Increase (decrease) in net assets from contract transactions	(8,376)	43,831	(28)

Total increase (decrease) in net assets	1,554	48,829	2,034

Net assets as of December 31, 2023	$44,266	$105,613	$14,919

(a)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Putnam VT High Yield	Putnam VT Income	Putnam VT Large Cap Growth Fund (a)
Net assets as of December 31, 2021	$53,995	$440,386	$464,554

Investment income (loss):
Dividend distributions	2,511	22,198	—
Investment Expenses:
Mortality and expense risk and administrative charges	(126)	(530)	(1,001)

Net investment income (loss)	2,385	21,668	(1,001)

Increase (decrease) in net assets from operations:
Capital gain distributions	95	—	66,774
Realized capital gain (loss) on investments	(26)	(71,701)	(3,264)
Change in unrealized appreciation (depreciation)	(8,839)	2,994	(207,093)

Net gain (loss) on investments	(8,770)	(68,707)	(143,583)

Net increase (decrease) in net assets from operations	(6,385)	(47,039)	(144,584)

Contract owner transactions:
Variable annuity deposits	—	5,505	—
Terminations, withdrawals and annuity payments	—	(298,322)	(9,940)
Transfers between subaccounts, net	—	(861)	32,465
Maintenance charges and mortality adjustments	(98)	(540)	(389)

Increase (decrease) in net assets from contract transactions	(98)	(294,218)	22,136

Total increase (decrease) in net assets	(6,483)	(341,257)	(122,448)

Net assets as of December 31, 2022	$47,512	$99,129	$342,106

Investment income (loss):
Dividend distributions	2,614	18,719	—
Investment Expenses:
Mortality and expense risk and administrative charges	(155)	(750)	(1,070)

Net investment income (loss)	2,459	17,969	(1,070)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	5,528
Realized capital gain (loss) on investments	(33)	(39,568)	(3,996)
Change in unrealized appreciation (depreciation)	3,211	19,662	147,281

Net gain (loss) on investments	3,178	(19,906)	148,813

Net increase (decrease) in net assets from operations	5,637	(1,937)	147,743

Contract owner transactions:
Variable annuity deposits	—	17,504	—
Terminations, withdrawals and annuity payments	(444)	(49,490)	(10,343)
Transfers between subaccounts, net	(26)	(17,224)	58,816
Maintenance charges and mortality adjustments	(118)	(298)	(466)

Increase (decrease) in net assets from contract transactions	(588)	(49,508)	48,007

Total increase (decrease) in net assets	5,049	(51,445)	195,750

Net assets as of December 31, 2023	$52,561	$47,684	$537,856

(a)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Putnam VT Large Cap Value	Putnam VT Multi- Asset Absolute Return (b)	Putnam VT Small Cap Growth
Net assets as of December 31, 2021	$1,293,624	$189,924	$34,946

Investment income (loss):
Dividend distributions	17,733	2,686	—
Investment Expenses:
Mortality and expense risk and administrative charges	(10,871)	(603)	(286)

Net investment income (loss)	6,862	2,083	(286)

Increase (decrease) in net assets from operations:
Capital gain distributions	102,736	—	6,047
Realized capital gain (loss) on investments	34,703	(2,258)	(5,899)
Change in unrealized appreciation (depreciation)	(216,609)	92	(13,067)

Net gain (loss) on investments	(79,170)	(2,166)	(12,919)

Net increase (decrease) in net assets from operations	(72,308)	(83)	(13,205)

Contract owner transactions:
Variable annuity deposits	98,710	—	—
Terminations, withdrawals and annuity payments	(186,211)	(8,778)	(25,343)
Transfers between subaccounts, net	453,800	(2,317)	49,817
Maintenance charges and mortality adjustments	(3,001)	(378)	(131)

Increase (decrease) in net assets from contract transactions	363,298	(11,473)	24,343

Total increase (decrease) in net assets	290,990	(11,556)	11,138

Net assets as of December 31, 2022	$1,584,614	$178,368	$46,084

Investment income (loss):
Dividend distributions	21,652	11,005	—
Investment Expenses:
Mortality and expense risk and administrative charges	(5,754)	(173)	(2,824)

Net investment income (loss)	15,898	10,832	(2,824)

Increase (decrease) in net assets from operations:
Capital gain distributions	60,692	—	—
Realized capital gain (loss) on investments	28,440	(25,265)	(23,517)
Change in unrealized appreciation (depreciation)	121,523	16,651	28,455

Net gain (loss) on investments	210,655	(8,614)	4,938

Net increase (decrease) in net assets from operations	226,553	2,218	2,114

Contract owner transactions:
Variable annuity deposits	470	—	190,888
Terminations, withdrawals and annuity payments	(119,641)	(6,059)	(6,079)
Transfers between subaccounts, net	(166,540)	(174,433)	31,978
Maintenance charges and mortality adjustments	(2,013)	(94)	(300)

Increase (decrease) in net assets from contract transactions	(287,724)	(180,586)	216,487

Total increase (decrease) in net assets	(61,171)	(178,368)	218,601

Net assets as of December 31, 2023	$1,523,443	$—	$264,685

(b)	Liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Putnam VT Small Cap Value	Redwood Managed Volatility	Royce Micro-Cap
Net assets as of December 31, 2021	$1,479,056	$521,698	$4,864,577

Investment income (loss):
Dividend distributions	2,105	4,860	—
Investment Expenses:
Mortality and expense risk and administrative charges	(7,080)	(2,170)	(27,441)

Net investment income (loss)	(4,975)	2,690	(27,441)

Increase (decrease) in net assets from operations:
Capital gain distributions	172,677	—	1,060,327
Realized capital gain (loss) on investments	(54,471)	(5,566)	29,004
Change in unrealized appreciation (depreciation)	(247,562)	(21,198)	(2,158,644)

Net gain (loss) on investments	(129,356)	(26,764)	(1,069,313)

Net increase (decrease) in net assets from operations	(134,331)	(24,074)	(1,096,754)

Contract owner transactions:
Variable annuity deposits	57,010	(469)	52,135
Terminations, withdrawals and annuity payments	(36,570)	(137,682)	(454,011)
Transfers between subaccounts, net	(696,150)	(301,303)	(107,481)
Maintenance charges and mortality adjustments	(1,768)	(309)	(14,254)

Increase (decrease) in net assets from contract transactions	(677,478)	(439,763)	(523,611)

Total increase (decrease) in net assets	(811,809)	(463,837)	(1,620,365)

Net assets as of December 31, 2022	$667,247	$57,861	$3,244,212

Investment income (loss):
Dividend distributions	957	353	—
Investment Expenses:
Mortality and expense risk and administrative charges	(5,049)	(727)	(27,560)

Net investment income (loss)	(4,092)	(374)	(27,560)

Increase (decrease) in net assets from operations:
Capital gain distributions	73,717	—	—
Realized capital gain (loss) on investments	(81,245)	(51)	(217,848)
Change in unrealized appreciation (depreciation)	151,904	1,890	712,831

Net gain (loss) on investments	144,376	1,839	494,983

Net increase (decrease) in net assets from operations	140,284	1,465	467,423

Contract owner transactions:
Variable annuity deposits	9,836	—	58,360
Terminations, withdrawals and annuity payments	(63,198)	—	(428,838)
Transfers between subaccounts, net	(152,878)	—	80,241
Maintenance charges and mortality adjustments	(1,657)	(117)	(14,058)

Increase (decrease) in net assets from contract transactions	(207,897)	(117)	(304,295)

Total increase (decrease) in net assets	(67,613)	1,348	163,128

Net assets as of December 31, 2023	$599,634	$59,209	$3,407,340

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Royce Small-Cap Opportunity	Royce Small-Cap Value	Rydex VIF Banking
Net assets as of December 31, 2021	$3,537,576	$1,194,186	$1,024,928

Investment income (loss):
Dividend distributions	—	2,989	12,306
Investment Expenses:
Mortality and expense risk and administrative charges	(29,729)	(9,273)	(9,776)

Net investment income (loss)	(29,729)	(6,284)	2,530

Increase (decrease) in net assets from operations:
Capital gain distributions	170,097	54,712	—
Realized capital gain (loss) on investments	47,499	(5,372)	(7,513)
Change in unrealized appreciation (depreciation)	(755,741)	(173,658)	(159,604)

Net gain (loss) on investments	(538,145)	(124,318)	(167,117)

Net increase (decrease) in net assets from operations	(567,874)	(130,602)	(164,587)

Contract owner transactions:
Variable annuity deposits	104,782	23,507	10,154
Terminations, withdrawals and annuity payments	(373,293)	(69,663)	(67,169)
Transfers between subaccounts, net	765,326	(579)	(155,914)
Maintenance charges and mortality adjustments	(4,771)	(2,322)	3,102

Increase (decrease) in net assets from contract transactions	492,044	(49,057)	(209,827)

Total increase (decrease) in net assets	(75,830)	(179,659)	(374,414)

Net assets as of December 31, 2022	$3,461,746	$1,014,527	$650,514

Investment income (loss):
Dividend distributions	—	10,389	12,885
Investment Expenses:
Mortality and expense risk and administrative charges	(27,650)	(9,170)	(8,969)

Net investment income (loss)	(27,650)	1,219	3,916

Increase (decrease) in net assets from operations:
Capital gain distributions	134,057	77,549	—
Realized capital gain (loss) on investments	90,736	(4,297)	49,019
Change in unrealized appreciation (depreciation)	356,759	163,163	61,611

Net gain (loss) on investments	581,552	236,415	110,630

Net increase (decrease) in net assets from operations	553,902	237,634	114,546

Contract owner transactions:
Variable annuity deposits	109,644	18,250	18,321
Terminations, withdrawals and annuity payments	(423,208)	(108,358)	(65,273)
Transfers between subaccounts, net	(609,209)	(6,521)	(120,590)
Maintenance charges and mortality adjustments	(5,547)	(1,980)	(4,367)

Increase (decrease) in net assets from contract transactions	(928,320)	(98,609)	(171,909)

Total increase (decrease) in net assets	(374,418)	139,025	(57,363)

Net assets as of December 31, 2023	$3,087,328	$1,153,552	$593,151

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Rydex VIF Basic Materials	Rydex VIF Biotechnology	Rydex VIF Commodities Strategy
Net assets as of December 31, 2021	$1,667,542	$5,566,699	$1,702,159

Investment income (loss):
Dividend distributions	9,496	—	72,925
Investment Expenses:
Mortality and expense risk and administrative charges	(18,978)	(25,254)	(25,641)

Net investment income (loss)	(9,482)	(25,254)	47,284

Increase (decrease) in net assets from operations:
Capital gain distributions	31,463	135,625	—
Realized capital gain (loss) on investments	32,379	(393,422)	753,481
Change in unrealized appreciation (depreciation)	(262,658)	(368,051)	(40,211)

Net gain (loss) on investments	(198,816)	(625,848)	713,270

Net increase (decrease) in net assets from operations	(208,298)	(651,102)	760,554

Contract owner transactions:
Variable annuity deposits	36,952	24,907	16,325
Terminations, withdrawals and annuity payments	(187,330)	(203,852)	(264,202)
Transfers between subaccounts, net	81,014	(2,931,883)	(974,038)
Maintenance charges and mortality adjustments	(8,625)	2,738	(14,763)

Increase (decrease) in net assets from contract transactions	(77,989)	(3,108,090)	(1,236,678)

Total increase (decrease) in net assets	(286,287)	(3,759,192)	(476,124)

Net assets as of December 31, 2022	$1,381,255	$1,807,507	$1,226,035

Investment income (loss):
Dividend distributions	—	—	114,561
Investment Expenses:
Mortality and expense risk and administrative charges	(15,873)	(20,263)	(13,836)

Net investment income (loss)	(15,873)	(20,263)	100,725

Increase (decrease) in net assets from operations:
Capital gain distributions	—	17,156	—
Realized capital gain (loss) on investments	33,947	(76,394)	16,904
Change in unrealized appreciation (depreciation)	85,046	167,437	(201,350)

Net gain (loss) on investments	118,993	108,199	(184,446)

Net increase (decrease) in net assets from operations	103,120	87,936	(83,721)

Contract owner transactions:
Variable annuity deposits	25,784	31,094	16,445
Terminations, withdrawals and annuity payments	(178,869)	(217,580)	(202,276)
Transfers between subaccounts, net	34,240	37,645	67,081
Maintenance charges and mortality adjustments	(7,291)	(9,889)	(6,629)

Increase (decrease) in net assets from contract transactions	(126,136)	(158,730)	(125,379)

Total increase (decrease) in net assets	(23,016)	(70,794)	(209,100)

Net assets as of December 31, 2023	$1,358,239	$1,736,713	$1,016,935

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Rydex VIF Consumer Products	Rydex VIF Dow 2x Strategy (c)	Rydex VIF Electronics
Net assets as of December 31, 2021	$1,278,501	$1,344,915	$1,867,820

Investment income (loss):
Dividend distributions	9,912	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(19,788)	(14,638)	(9,749)

Net investment income (loss)	(9,876)	(14,638)	(9,749)

Increase (decrease) in net assets from operations:
Capital gain distributions	80,145	48,193	32,388
Realized capital gain (loss) on investments	(57,224)	(105,054)	(44,785)
Change in unrealized appreciation (depreciation)	(142,877)	(335,760)	(479,707)

Net gain (loss) on investments	(119,956)	(392,621)	(492,104)

Net increase (decrease) in net assets from operations	(129,832)	(407,259)	(501,853)

Contract owner transactions:
Variable annuity deposits	192,940	35,334	29,084
Terminations, withdrawals and annuity payments	(197,774)	(135,327)	(108,875)
Transfers between subaccounts, net	1,145,276	376,296	(769,041)
Maintenance charges and mortality adjustments	(9,085)	(6,877)	(5,189)

Increase (decrease) in net assets from contract transactions	1,131,357	269,426	(854,021)

Total increase (decrease) in net assets	1,001,525	(137,833)	(1,355,874)

Net assets as of December 31, 2022	$2,280,026	$1,207,082	$511,946

Investment income (loss):
Dividend distributions	22,716	2,700	—
Investment Expenses:
Mortality and expense risk and administrative charges	(22,785)	(15,575)	(17,780)

Net investment income (loss)	(69)	(12,875)	(17,780)

Increase (decrease) in net assets from operations:
Capital gain distributions	8,469	—	51,364
Realized capital gain (loss) on investments	36,195	(193,361)	54,115
Change in unrealized appreciation (depreciation)	(92,149)	164,078	543,720

Net gain (loss) on investments	(47,485)	(29,283)	649,199

Net increase (decrease) in net assets from operations	(47,554)	(42,158)	631,419

Contract owner transactions:
Variable annuity deposits	52,221	—	53,872
Terminations, withdrawals and annuity payments	(434,350)	(70,722)	(349,306)
Transfers between subaccounts, net	(732,260)	(50,478)	1,454,920
Maintenance charges and mortality adjustments	(8,629)	(5,870)	(6,845)

Increase (decrease) in net assets from contract transactions	(1,123,018)	(127,070)	1,152,641

Total increase (decrease) in net assets	(1,170,572)	(169,228)	1,784,060

Net assets as of December 31, 2023	$1,109,454	$1,037,854	$2,296,006

(c)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Rydex VIF Energy	Rydex VIF Energy Services	Rydex VIF Europe 1.25x Strategy (c)
Net assets as of December 31, 2021	$4,274,046	$4,540,805	$631,917

Investment income (loss):
Dividend distributions	31,961	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(53,442)	(21,532)	(5,958)

Net investment income (loss)	(21,481)	(21,532)	(5,958)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	1,486,793	158,795	(7,689)
Change in unrealized appreciation (depreciation)	82,188	403,519	(80,086)

Net gain (loss) on investments	1,568,981	562,314	(87,775)

Net increase (decrease) in net assets from operations	1,547,500	540,782	(93,733)

Contract owner transactions:
Variable annuity deposits	114,676	3,814	8,572
Terminations, withdrawals and annuity payments	(776,257)	(38,639)	(58,365)
Transfers between subaccounts, net	(1,405,595)	(4,531,856)	(2,481)
Maintenance charges and mortality adjustments	(23,477)	(12,776)	(2,198)

Increase (decrease) in net assets from contract transactions	(2,090,653)	(4,579,457)	(54,472)

Total increase (decrease) in net assets	(543,153)	(4,038,675)	(148,205)

Net assets as of December 31, 2022	$3,730,893	$502,130	$483,712

Investment income (loss):
Dividend distributions	100,005	—	2,362
Investment Expenses:
Mortality and expense risk and administrative charges	(39,038)	(15,722)	(6,468)

Net investment income (loss)	60,967	(15,722)	(4,106)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	77,920	(22,491)	18,700
Change in unrealized appreciation (depreciation)	(274,187)	(12,985)	68,621

Net gain (loss) on investments	(196,267)	(35,476)	87,321

Net increase (decrease) in net assets from operations	(135,300)	(51,198)	83,215

Contract owner transactions:
Variable annuity deposits	76,995	1,200	125
Terminations, withdrawals and annuity payments	(400,552)	(45,089)	(55,842)
Transfers between subaccounts, net	(955,416)	210,411	(15,202)
Maintenance charges and mortality adjustments	(17,369)	(10,721)	(2,411)

Increase (decrease) in net assets from contract transactions	(1,296,342)	155,801	(73,330)

Total increase (decrease) in net assets	(1,431,642)	104,603	9,885

Net assets as of December 31, 2023	$2,299,251	$606,733	$493,597

(c)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Rydex VIF Financial Services	Rydex VIF Government Long Bond 1.2x Strategy (c)	Rydex VIF Health Care
Net assets as of December 31, 2021	$1,457,108	$1,330,663	$3,365,479

Investment income (loss):
Dividend distributions	6,207	16,257	—
Investment Expenses:
Mortality and expense risk and administrative charges	(11,818)	(10,583)	(35,726)

Net investment income (loss)	(5,611)	5,674	(35,726)

Increase (decrease) in net assets from operations:
Capital gain distributions	84,435	—	143,449
Realized capital gain (loss) on investments	(5,287)	(201,405)	(7,830)
Change in unrealized appreciation (depreciation)	(313,874)	(383,472)	(657,707)

Net gain (loss) on investments	(234,726)	(584,877)	(522,088)

Net increase (decrease) in net assets from operations	(240,337)	(579,203)	(557,814)

Contract owner transactions:
Variable annuity deposits	88,510	123	2,636
Terminations, withdrawals and annuity payments	(206,827)	(84,483)	(190,759)
Transfers between subaccounts, net	(306,931)	142,703	18,118
Maintenance charges and mortality adjustments	(5,269)	(3,374)	(4,399)

Increase (decrease) in net assets from contract transactions	(430,517)	54,969	(174,404)

Total increase (decrease) in net assets	(670,854)	(524,234)	(732,218)

Net assets as of December 31, 2022	$786,254	$806,429	$2,633,261

Investment income (loss):
Dividend distributions	—	22,817	—
Investment Expenses:
Mortality and expense risk and administrative charges	(8,089)	(7,988)	(31,357)

Net investment income (loss)	(8,089)	14,829	(31,357)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	93,472
Realized capital gain (loss) on investments	(38,161)	(77,826)	18,213
Change in unrealized appreciation (depreciation)	121,021	67,568	4,949

Net gain (loss) on investments	82,860	(10,258)	116,634

Net increase (decrease) in net assets from operations	74,771	4,571	85,277

Contract owner transactions:
Variable annuity deposits	15,625	7	18,631
Terminations, withdrawals and annuity payments	(75,279)	(34,537)	(284,587)
Transfers between subaccounts, net	(68,280)	(58,352)	(133,887)
Maintenance charges and mortality adjustments	(3,757)	(2,883)	(15,805)

Increase (decrease) in net assets from contract transactions	(131,691)	(95,765)	(415,648)

Total increase (decrease) in net assets	(56,920)	(91,194)	(330,371)

Net assets as of December 31, 2023	$729,334	$715,235	$2,302,890

(c)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Rydex VIF High Yield Strategy	Rydex VIF Internet	Rydex VIF Inverse Dow 2x Strategy (c)
Net assets as of December 31, 2021	$263,738	$1,005,185	$194,319

Investment income (loss):
Dividend distributions	345	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,241)	(8,117)	(3,118)

Net investment income (loss)	(896)	(8,117)	(3,118)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	145,403	—
Realized capital gain (loss) on investments	(25,501)	(90,108)	(227,191)
Change in unrealized appreciation (depreciation)	(7,639)	(495,532)	19,750

Net gain (loss) on investments	(33,140)	(440,237)	(207,441)

Net increase (decrease) in net assets from operations	(34,036)	(448,354)	(210,559)

Contract owner transactions:
Variable annuity deposits	—	722	—
Terminations, withdrawals and annuity payments	(684)	(51,011)	(38,092)
Transfers between subaccounts, net	(209,111)	(12,659)	293,031
Maintenance charges and mortality adjustments	(283)	(4,444)	(552)

Increase (decrease) in net assets from contract transactions	(210,078)	(67,392)	254,387

Total increase (decrease) in net assets	(244,114)	(515,746)	43,828

Net assets as of December 31, 2022	$19,624	$489,439	$238,147

Investment income (loss):
Dividend distributions	4,330	—	376
Investment Expenses:
Mortality and expense risk and administrative charges	(160)	(6,849)	(2,242)

Net investment income (loss)	4,170	(6,849)	(1,866)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(3,882)	(118,252)	(3,426)
Change in unrealized appreciation (depreciation)	3,968	325,850	(32,237)

Net gain (loss) on investments	86	207,598	(35,663)

Net increase (decrease) in net assets from operations	4,256	200,749	(37,529)

Contract owner transactions:
Variable annuity deposits	—	20,902	—
Terminations, withdrawals and annuity payments	(12,530)	(116,355)	(1,916)
Transfers between subaccounts, net	5,093	(25,736)	(41,763)
Maintenance charges and mortality adjustments	(62)	(3,996)	(421)

Increase (decrease) in net assets from contract transactions	(7,499)	(125,185)	(44,100)

Total increase (decrease) in net assets	(3,243)	75,564	(81,629)

Net assets as of December 31, 2023	$16,381	$565,003	$156,518

(c)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Rydex VIF Inverse Government Long Bond Strategy (c)	Rydex VIF Inverse Mid-Cap Strategy (c)	Rydex VIF Inverse NASDAQ-100® Strategy (c)
Net assets as of December 31, 2021	$198,966	$7,693	$642,830

Investment income (loss):
Dividend distributions	—	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(4,162)	(142)	(4,371)

Net investment income (loss)	(4,162)	(142)	(4,371)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	77,510	(6,435)	6,612
Change in unrealized appreciation (depreciation)	92,028	88	43,045

Net gain (loss) on investments	169,538	(6,347)	49,657

Net increase (decrease) in net assets from operations	165,376	(6,489)	45,286

Contract owner transactions:
Variable annuity deposits	461	—	4,630
Terminations, withdrawals and annuity payments	(37,075)	(2,598)	(37,762)
Transfers between subaccounts, net	(24,724)	24,831	(291,873)
Maintenance charges and mortality adjustments	(1,920)	(34)	(1,407)

Increase (decrease) in net assets from contract transactions	(63,258)	22,199	(326,412)

Total increase (decrease) in net assets	102,118	15,710	(281,126)

Net assets as of December 31, 2022	$301,084	$23,403	$361,704

Investment income (loss):
Dividend distributions	—	111	501
Investment Expenses:
Mortality and expense risk and administrative charges	(3,181)	(291)	(1,538)

Net investment income (loss)	(3,181)	(180)	(1,037)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	29,493	(505)	(32,452)
Change in unrealized appreciation (depreciation)	(25,922)	(1,734)	(19,037)

Net gain (loss) on investments	3,571	(2,239)	(51,489)

Net increase (decrease) in net assets from operations	390	(2,419)	(52,526)

Contract owner transactions:
Variable annuity deposits	2,912	—	9,491
Terminations, withdrawals and annuity payments	(25,974)	(2)	(22,658)
Transfers between subaccounts, net	(26,848)	186	(185,280)
Maintenance charges and mortality adjustments	(1,286)	(44)	(418)

Increase (decrease) in net assets from contract transactions	(51,196)	140	(198,865)

Total increase (decrease) in net assets	(50,806)	(2,279)	(251,391)

Net assets as of December 31, 2023	$250,278	$21,124	$110,313

(c)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Rydex VIF Inverse Russell 2000® Strategy (c)	Rydex VIF Inverse S&P 500 Strategy (c)	Rydex VIF Japan 2x Strategy (c)
Net assets as of December 31, 2021	$72,241	$126,184	$359,890

Investment income (loss):
Dividend distributions	—	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,022)	(2,386)	(3,034)

Net investment income (loss)	(1,022)	(2,386)	(3,034)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	1,517	(212,641)	(19,354)
Change in unrealized appreciation (depreciation)	8,954	22,546	(132,980)

Net gain (loss) on investments	10,471	(190,095)	(152,334)

Net increase (decrease) in net assets from operations	9,449	(192,481)	(155,368)

Contract owner transactions:
Variable annuity deposits	5,110	(134)	7,116
Terminations, withdrawals and annuity payments	(16,583)	(26,476)	(37,274)
Transfers between subaccounts, net	29,709	311,262	14,466
Maintenance charges and mortality adjustments	(822)	(1,165)	(1,963)

Increase (decrease) in net assets from contract transactions	17,414	283,487	(17,655)

Total increase (decrease) in net assets	26,863	91,006	(173,023)

Net assets as of December 31, 2022	$99,104	$217,190	$186,867

Investment income (loss):
Dividend distributions	—	6,499	105
Investment Expenses:
Mortality and expense risk and administrative charges	(837)	(1,711)	(2,742)

Net investment income (loss)	(837)	4,788	(2,637)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(721)	(12,829)	(10,556)
Change in unrealized appreciation (depreciation)	(8,742)	(19,019)	69,303

Net gain (loss) on investments	(9,463)	(31,848)	58,747

Net increase (decrease) in net assets from operations	(10,300)	(27,060)	56,110

Contract owner transactions:
Variable annuity deposits	—	7	773
Terminations, withdrawals and annuity payments	(834)	(1,503)	(23,287)
Transfers between subaccounts, net	(16,292)	(74,245)	(81)
Maintenance charges and mortality adjustments	(730)	(987)	(1,859)

Increase (decrease) in net assets from contract transactions	(17,856)	(76,728)	(24,454)

Total increase (decrease) in net assets	(28,156)	(103,788)	31,656

Net assets as of December 31, 2023	$70,948	$113,402	$218,523

(c)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Rydex VIF Leisure	Rydex VIF Mid- Cap 1.5x Strategy (c)	Rydex VIF Money Market (b)
Net assets as of December 31, 2021	$415,461	$918,845	$50,323,078

Investment income (loss):
Dividend distributions	—	—	473,137
Investment Expenses:
Mortality and expense risk and administrative charges	(4,193)	(8,946)	(652,039)

Net investment income (loss)	(4,193)	(8,946)	(178,902)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	43,786	2,304
Realized capital gain (loss) on investments	(9,905)	(35,514)	—
Change in unrealized appreciation (depreciation)	(106,814)	(221,521)	—

Net gain (loss) on investments	(116,719)	(213,249)	2,304

Net increase (decrease) in net assets from operations	(120,912)	(222,195)	(176,598)

Contract owner transactions:
Variable annuity deposits	90,654	20,123	13,624,635
Terminations, withdrawals and annuity payments	(25,928)	(98,891)	(8,507,910)
Transfers between subaccounts, net	(11,411)	(46,832)	27,314,541
Maintenance charges and mortality adjustments	(1,937)	(2,504)	(202,761)

Increase (decrease) in net assets from contract transactions	51,378	(128,104)	32,228,505

Total increase (decrease) in net assets	(69,534)	(350,299)	32,051,907

Net assets as of December 31, 2022	$345,927	$568,546	$82,374,985

Investment income (loss):
Dividend distributions	—	—	1,871,164
Investment Expenses:
Mortality and expense risk and administrative charges	(4,865)	(6,729)	(507,651)

Net investment income (loss)	(4,865)	(6,729)	1,363,513

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	608
Realized capital gain (loss) on investments	(29,222)	(28,970)	—
Change in unrealized appreciation (depreciation)	88,079	120,863	—

Net gain (loss) on investments	58,857	91,893	608

Net increase (decrease) in net assets from operations	53,992	85,164	1,364,121

Contract owner transactions:
Variable annuity deposits	20,045	—	15,753,299
Terminations, withdrawals and annuity payments	(72,104)	(122,438)	(18,155,960)
Transfers between subaccounts, net	18,102	(5,154)	(44,719,192)
Maintenance charges and mortality adjustments	(1,714)	(3,398)	(153,664)

Increase (decrease) in net assets from contract transactions	(35,671)	(130,990)	(47,275,517)

Total increase (decrease) in net assets	18,321	(45,826)	(45,911,396)

Net assets as of December 31, 2023	$364,248	$522,720	$36,463,589

(b)	Liquidation. See Note 1.
(c)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Rydex VIF NASDAQ-100®	Rydex VIF NASDAQ-100® 2x Strategy (c)	Rydex VIF Nova (c)
Net assets as of December 31, 2021	$11,188,514	$10,660,065	$3,263,113

Investment income (loss):
Dividend distributions	—	—	8,366
Investment Expenses:
Mortality and expense risk and administrative charges	(135,870)	(73,333)	(25,903)

Net investment income (loss)	(135,870)	(73,333)	(17,537)

Increase (decrease) in net assets from operations:
Capital gain distributions	162,942	926,370	237,172
Realized capital gain (loss) on investments	(4,559,375)	(4,108,332)	(34,989)
Change in unrealized appreciation (depreciation)	(1,861,063)	(4,878,429)	(1,073,622)

Net gain (loss) on investments	(6,257,496)	(8,060,391)	(871,439)

Net increase (decrease) in net assets from operations	(6,393,366)	(8,133,724)	(888,976)

Contract owner transactions:
Variable annuity deposits	16,163	103,275	79,885
Terminations, withdrawals and annuity payments	(427,407)	(404,206)	(163,653)
Transfers between subaccounts, net	(683,363)	1,276,355	(602,387)
Maintenance charges and mortality adjustments	(73,662)	(38,021)	(11,170)

Increase (decrease) in net assets from contract transactions	(1,168,269)	937,403	(697,325)

Total increase (decrease) in net assets	(7,561,635)	(7,196,321)	(1,586,301)

Net assets as of December 31, 2022	$3,626,879	$3,463,744	$1,676,812

Investment income (loss):
Dividend distributions	—	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(92,447)	(135,093)	(24,657)

Net investment income (loss)	(92,447)	(135,093)	(24,657)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	1,262,145	3,192,962	(25,017)
Change in unrealized appreciation (depreciation)	1,974,420	4,651,337	616,501

Net gain (loss) on investments	3,236,565	7,844,299	591,484

Net increase (decrease) in net assets from operations	3,144,118	7,709,206	566,827

Contract owner transactions:
Variable annuity deposits	14,465	549	6,507
Terminations, withdrawals and annuity payments	(498,455)	(327,566)	(75,568)
Transfers between subaccounts, net	2,266,165	4,520,811	244,745
Maintenance charges and mortality adjustments	(49,819)	(87,448)	(10,633)

Increase (decrease) in net assets from contract transactions	1,732,356	4,106,346	165,051

Total increase (decrease) in net assets	4,876,474	11,815,552	731,878

Net assets as of December 31, 2023	$8,503,353	$15,279,296	$2,408,690

(c)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Rydex VIF Precious Metals	Rydex VIF Real Estate	Rydex VIF Retailing
Net assets as of December 31, 2021	$3,737,032	$2,704,693	$544,117

Investment income (loss):
Dividend distributions	17,718	18,028	—
Investment Expenses:
Mortality and expense risk and administrative charges	(41,652)	(24,329)	(4,913)

Net investment income (loss)	(23,934)	(6,301)	(4,913)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	98,150	9,621
Realized capital gain (loss) on investments	(7,732)	(6,692)	863
Change in unrealized appreciation (depreciation)	(587,843)	(806,417)	(156,331)

Net gain (loss) on investments	(595,575)	(714,959)	(145,847)

Net increase (decrease) in net assets from operations	(619,509)	(721,260)	(150,760)

Contract owner transactions:
Variable annuity deposits	68,078	28,011	79,460
Terminations, withdrawals and annuity payments	(239,468)	(211,702)	(16,938)
Transfers between subaccounts, net	345,898	(325,566)	(12,429)
Maintenance charges and mortality adjustments	(15,584)	2,590	(1,928)

Increase (decrease) in net assets from contract transactions	158,924	(506,667)	48,165

Total increase (decrease) in net assets	(460,585)	(1,227,927)	(102,595)

Net assets as of December 31, 2022	$3,276,447	$1,476,766	$441,522

Investment income (loss):
Dividend distributions	9,911	18,449	—
Investment Expenses:
Mortality and expense risk and administrative charges	(35,483)	(17,079)	(4,958)

Net investment income (loss)	(25,572)	1,370	(4,958)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	55,551	—
Realized capital gain (loss) on investments	(157,964)	(49,204)	(1,720)
Change in unrealized appreciation (depreciation)	222,217	109,401	67,212

Net gain (loss) on investments	64,253	115,748	65,492

Net increase (decrease) in net assets from operations	38,681	117,118	60,534

Contract owner transactions:
Variable annuity deposits	73,803	11,749	2,577
Terminations, withdrawals and annuity payments	(323,103)	(154,852)	(64,056)
Transfers between subaccounts, net	(22,680)	(20,439)	(6,211)
Maintenance charges and mortality adjustments	(12,830)	(8,377)	(2,578)

Increase (decrease) in net assets from contract transactions	(284,810)	(171,919)	(70,268)

Total increase (decrease) in net assets	(246,129)	(54,801)	(9,734)

Net assets as of December 31, 2023	$3,030,318	$1,421,965	$431,788

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Rydex VIF Russell 2000® 1.5x Strategy (c)	Rydex VIF Russell 2000® 2x Strategy (c)	Rydex VIF S&P 500 2x Strategy (c)
Net assets as of December 31, 2021	$1,868,089	$1,029,256	$7,567,670

Investment income (loss):
Dividend distributions	—	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(8,356)	(12,789)	(33,889)

Net investment income (loss)	(8,356)	(12,789)	(33,889)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	418,289
Realized capital gain (loss) on investments	(239,677)	(479,438)	(478,203)
Change in unrealized appreciation (depreciation)	(245,466)	(86,273)	(1,903,407)

Net gain (loss) on investments	(485,143)	(565,711)	(1,963,321)

Net increase (decrease) in net assets from operations	(493,499)	(578,500)	(1,997,210)

Contract owner transactions:
Variable annuity deposits	(33)	110,563	48,561
Terminations, withdrawals and annuity payments	(8,013)	(107,304)	(244,410)
Transfers between subaccounts, net	(895,473)	(68,874)	(3,487,358)
Maintenance charges and mortality adjustments	(2,715)	(9,075)	(19,123)

Increase (decrease) in net assets from contract transactions	(906,234)	(74,690)	(3,702,330)

Total increase (decrease) in net assets	(1,399,733)	(653,190)	(5,699,540)

Net assets as of December 31, 2022	$468,356	$376,066	$1,868,130

Investment income (loss):
Dividend distributions	—	7,053	2,993
Investment Expenses:
Mortality and expense risk and administrative charges	(6,067)	(34,832)	(25,985)

Net investment income (loss)	(6,067)	(27,779)	(22,992)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(45,666)	(277,536)	219,043
Change in unrealized appreciation (depreciation)	134,611	1,088,148	977,419

Net gain (loss) on investments	88,945	810,612	1,196,462

Net increase (decrease) in net assets from operations	82,878	782,833	1,173,470

Contract owner transactions:
Variable annuity deposits	90	2,236	—
Terminations, withdrawals and annuity payments	(25,869)	(50,216)	(593,003)
Transfers between subaccounts, net	(6,564)	7,864,856	1,956,039
Maintenance charges and mortality adjustments	(3,515)	(24,180)	(13,559)

Increase (decrease) in net assets from contract transactions	(35,858)	7,792,696	1,349,477

Total increase (decrease) in net assets	47,020	8,575,529	2,522,947

Net assets as of December 31, 2023	$515,376	$8,951,595	$4,391,077

(c)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Rydex VIF S&P 500 Pure Growth	Rydex VIF S&P 500 Pure Value	Rydex VIF S&P MidCap 400 Pure Growth
Net assets as of December 31, 2021	$7,503,372	$6,896,493	$2,282,191

Investment income (loss):
Dividend distributions	—	65,621	—
Investment Expenses:
Mortality and expense risk and administrative charges	(45,101)	(83,766)	(19,791)

Net investment income (loss)	(45,101)	(18,145)	(19,791)

Increase (decrease) in net assets from operations:
Capital gain distributions	568,186	700,089	292,765
Realized capital gain (loss) on investments	(456,975)	442,549	(78,357)
Change in unrealized appreciation (depreciation)	(2,026,583)	(1,422,478)	(687,600)

Net gain (loss) on investments	(1,915,372)	(279,840)	(473,192)

Net increase (decrease) in net assets from operations	(1,960,473)	(297,985)	(492,983)

Contract owner transactions:
Variable annuity deposits	195,862	70,065	27,198
Terminations, withdrawals and annuity payments	(561,757)	(843,645)	(123,049)
Transfers between subaccounts, net	(2,166,708)	1,186,463	(331,694)
Maintenance charges and mortality adjustments	(16,878)	(32,716)	(8,966)

Increase (decrease) in net assets from contract transactions	(2,549,481)	380,167	(436,511)

Total increase (decrease) in net assets	(4,509,954)	82,182	(929,494)

Net assets as of December 31, 2022	$2,993,418	$6,978,675	$1,352,697

Investment income (loss):
Dividend distributions	—	74,648	—
Investment Expenses:
Mortality and expense risk and administrative charges	(33,920)	(59,217)	(18,106)

Net investment income (loss)	(33,920)	15,431	(18,106)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(576,916)	(236,302)	(68,155)
Change in unrealized appreciation (depreciation)	709,657	294,717	277,672

Net gain (loss) on investments	132,741	58,415	209,517

Net increase (decrease) in net assets from operations	98,821	73,846	191,411

Contract owner transactions:
Variable annuity deposits	11,872	23,380	16,850
Terminations, withdrawals and annuity payments	(431,566)	(537,632)	(147,830)
Transfers between subaccounts, net	104,494	(2,104,315)	167,210
Maintenance charges and mortality adjustments	(14,116)	(23,918)	(8,574)

Increase (decrease) in net assets from contract transactions	(329,316)	(2,642,485)	27,656

Total increase (decrease) in net assets	(230,495)	(2,568,639)	219,067

Net assets as of December 31, 2023	$2,762,923	$4,410,036	$1,571,764

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Rydex VIF S&P MidCap 400 Pure Value	Rydex VIF S&P SmallCap 600 Pure Growth	Rydex VIF S&P SmallCap 600 Pure Value
Net assets as of December 31, 2021	$3,054,010	$2,110,510	$4,904,922

Investment income (loss):
Dividend distributions	21,687	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(28,848)	(16,590)	(28,896)

Net investment income (loss)	(7,161)	(16,590)	(28,896)

Increase (decrease) in net assets from operations:
Capital gain distributions	430,645	228,436	299,156
Realized capital gain (loss) on investments	(18,657)	(104,532)	(106,984)
Change in unrealized appreciation (depreciation)	(586,850)	(682,780)	(534,393)

Net gain (loss) on investments	(174,862)	(558,876)	(342,221)

Net increase (decrease) in net assets from operations	(182,023)	(575,466)	(371,117)

Contract owner transactions:
Variable annuity deposits	33,388	11,865	19,260
Terminations, withdrawals and annuity payments	(127,916)	(130,798)	(165,440)
Transfers between subaccounts, net	(79,678)	(305,077)	(3,019,901)
Maintenance charges and mortality adjustments	(9,621)	(7,137)	(11,618)

Increase (decrease) in net assets from contract transactions	(183,827)	(431,147)	(3,177,699)

Total increase (decrease) in net assets	(365,850)	(1,006,613)	(3,548,816)

Net assets as of December 31, 2022	$2,688,160	$1,103,897	$1,356,106

Investment income (loss):
Dividend distributions	—	1,130	—
Investment Expenses:
Mortality and expense risk and administrative charges	(20,447)	(14,151)	(16,606)

Net investment income (loss)	(20,447)	(13,021)	(16,606)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(127,701)	(136,295)	(87,393)
Change in unrealized appreciation (depreciation)	427,754	330,906	296,513

Net gain (loss) on investments	300,053	194,611	209,120

Net increase (decrease) in net assets from operations	279,606	181,590	192,514

Contract owner transactions:
Variable annuity deposits	33,772	16,859	28,189
Terminations, withdrawals and annuity payments	(163,258)	(173,578)	(164,234)
Transfers between subaccounts, net	(1,426,398)	181,568	27,558
Maintenance charges and mortality adjustments	(7,418)	(6,410)	(6,729)

Increase (decrease) in net assets from contract transactions	(1,563,302)	18,439	(115,216)

Total increase (decrease) in net assets	(1,283,696)	200,029	77,298

Net assets as of December 31, 2023	$1,404,464	$1,303,926	$1,433,404

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Rydex VIF Strengthening Dollar 2x Strategy (c)	Rydex VIF Technology	Rydex VIF Telecommunications
Net assets as of December 31, 2021	$644,558	$3,900,452	$649,455

Investment income (loss):
Dividend distributions	—	—	2,720
Investment Expenses:
Mortality and expense risk and administrative charges	(8,915)	(33,561)	(6,266)

Net investment income (loss)	(8,915)	(33,561)	(3,546)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	189,671	—
Realized capital gain (loss) on investments	29,260	(12,365)	4,638
Change in unrealized appreciation (depreciation)	75,396	(1,587,596)	(161,334)

Net gain (loss) on investments	104,656	(1,410,290)	(156,696)

Net increase (decrease) in net assets from operations	95,741	(1,443,851)	(160,242)

Contract owner transactions:
Variable annuity deposits	(10)	213,925	119,322
Terminations, withdrawals and annuity payments	(66,577)	(201,017)	(23,539)
Transfers between subaccounts, net	(32,960)	(209,521)	(113,304)
Maintenance charges and mortality adjustments	(1,615)	(14,830)	(3,059)

Increase (decrease) in net assets from contract transactions	(101,162)	(211,443)	(20,580)

Total increase (decrease) in net assets	(5,421)	(1,655,294)	(180,822)

Net assets as of December 31, 2022	$639,137	$2,245,158	$468,633

Investment income (loss):
Dividend distributions	1,640	—	3,864
Investment Expenses:
Mortality and expense risk and administrative charges	(8,222)	(34,473)	(6,008)

Net investment income (loss)	(6,582)	(34,473)	(2,144)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	52,196	—
Realized capital gain (loss) on investments	4,463	92,586	(4,098)
Change in unrealized appreciation (depreciation)	709	978,896	29,803

Net gain (loss) on investments	5,172	1,123,678	25,705

Net increase (decrease) in net assets from operations	(1,410)	1,089,205	23,561

Contract owner transactions:
Variable annuity deposits	—	14,735	5,735
Terminations, withdrawals and annuity payments	(10,343)	(317,094)	(18,314)
Transfers between subaccounts, net	4,503	270,645	(6,869)
Maintenance charges and mortality adjustments	(1,111)	(14,966)	(1,963)

Increase (decrease) in net assets from contract transactions	(6,951)	(46,680)	(21,411)

Total increase (decrease) in net assets	(8,361)	1,042,525	2,150

Net assets as of December 31, 2023	$630,776	$3,287,683	$470,783

(c)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Rydex VIF Transportation	Rydex VIF Utilities	Rydex VIF Weakening Dollar 2x Strategy (c)
Net assets as of December 31, 2021	$527,550	$3,597,117	$105,901

Investment income (loss):
Dividend distributions	—	28,652	—
Investment Expenses:
Mortality and expense risk and administrative charges	(4,819)	(43,636)	(1,181)

Net investment income (loss)	(4,819)	(14,984)	(1,181)

Increase (decrease) in net assets from operations:
Capital gain distributions	39,421	22,992	—
Realized capital gain (loss) on investments	(156,257)	149,622	(20,824)
Change in unrealized appreciation (depreciation)	(220,126)	(284,701)	(1,896)

Net gain (loss) on investments	(336,962)	(112,087)	(22,720)

Net increase (decrease) in net assets from operations	(341,781)	(127,071)	(23,901)

Contract owner transactions:
Variable annuity deposits	119,346	69,293	268
Terminations, withdrawals and annuity payments	(28,729)	(579,799)	(13,049)
Transfers between subaccounts, net	109,530	463,209	35,806
Maintenance charges and mortality adjustments	(2,563)	4,143	(575)

Increase (decrease) in net assets from contract transactions	197,584	(43,154)	22,450

Total increase (decrease) in net assets	(144,197)	(170,225)	(1,451)

Net assets as of December 31, 2022	$383,353	$3,426,892	$104,450

Investment income (loss):
Dividend distributions	—	43,338	84
Investment Expenses:
Mortality and expense risk and administrative charges	(5,582)	(31,779)	(1,092)

Net investment income (loss)	(5,582)	11,559	(1,008)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(6,640)	(9,131)	(3,786)
Change in unrealized appreciation (depreciation)	105,840	(251,751)	5,678

Net gain (loss) on investments	99,200	(260,882)	1,892

Net increase (decrease) in net assets from operations	93,618	(249,323)	884

Contract owner transactions:
Variable annuity deposits	2,570	275,303	7,645
Terminations, withdrawals and annuity payments	(22,439)	(305,924)	(31,010)
Transfers between subaccounts, net	114,144	(956,516)	283
Maintenance charges and mortality adjustments	(2,265)	(11,791)	(415)

Increase (decrease) in net assets from contract transactions	92,010	(998,928)	(23,497)

Total increase (decrease) in net assets	185,628	(1,248,251)	(22,613)

Net assets as of December 31, 2023	$568,981	$2,178,641	$81,837

(c)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	T. Rowe Price Blue Chip Growth	T. Rowe Price Capital Appreciation	T. Rowe Price Equity Income
Net assets as of December 31, 2021	$3,146,850	$8,217,281	$771,928

Investment income (loss):
Dividend distributions	—	84,028	15,763
Investment Expenses:
Mortality and expense risk and administrative charges	(11,958)	(68,339)	(4,480)

Net investment income (loss)	(11,958)	15,689	11,283

Increase (decrease) in net assets from operations:
Capital gain distributions	88,412	495,202	56,386
Realized capital gain (loss) on investments	(85,846)	159,829	8,283
Change in unrealized appreciation (depreciation)	(1,136,437)	(1,730,264)	(104,824)

Net gain (loss) on investments	(1,133,871)	(1,075,233)	(40,155)

Net increase (decrease) in net assets from operations	(1,145,829)	(1,059,544)	(28,872)

Contract owner transactions:
Variable annuity deposits	165,011	207,795	1,458
Terminations, withdrawals and annuity payments	(307,576)	(899,864)	(143,354)
Transfers between subaccounts, net	(264,994)	314,362	483,714
Maintenance charges and mortality adjustments	(2,664)	(16,184)	(682)

Increase (decrease) in net assets from contract transactions	(410,223)	(393,891)	341,136

Total increase (decrease) in net assets	(1,556,052)	(1,453,435)	312,264

Net assets as of December 31, 2022	$1,590,798	$6,763,846	$1,084,192

Investment income (loss):
Dividend distributions	—	126,377	22,277
Investment Expenses:
Mortality and expense risk and administrative charges	(11,539)	(60,940)	(4,374)

Net investment income (loss)	(11,539)	65,437	17,903

Increase (decrease) in net assets from operations:
Capital gain distributions	—	138,298	51,902
Realized capital gain (loss) on investments	(17,486)	54,264	(2,881)
Change in unrealized appreciation (depreciation)	825,926	826,118	39,918

Net gain (loss) on investments	808,440	1,018,680	88,939

Net increase (decrease) in net assets from operations	796,901	1,084,117	106,842

Contract owner transactions:
Variable annuity deposits	11,273	119,996	26,324
Terminations, withdrawals and annuity payments	(145,287)	(674,336)	(46,998)
Transfers between subaccounts, net	470,251	(367,474)	97,439
Maintenance charges and mortality adjustments	(2,917)	(14,836)	(569)

Increase (decrease) in net assets from contract transactions	333,320	(936,650)	76,196

Total increase (decrease) in net assets	1,130,221	147,467	183,038

Net assets as of December 31, 2023	$2,721,019	$6,911,313	$1,267,230

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	T. Rowe Price Growth Stock	T. Rowe Price Health Sciences	T. Rowe Price Limited-Term Bond
Net assets as of December 31, 2021	$8,378,228	$14,793,088	$100,761

Investment income (loss):
Dividend distributions	—	—	1,217
Investment Expenses:
Mortality and expense risk and administrative charges	(54,536)	(93,439)	(510)

Net investment income (loss)	(54,536)	(93,439)	707

Increase (decrease) in net assets from operations:
Capital gain distributions	172,986	199,641	95
Realized capital gain (loss) on investments	157,625	81,770	(2,245)
Change in unrealized appreciation (depreciation)	(3,711,348)	(2,199,549)	(3,440)

Net gain (loss) on investments	(3,380,737)	(1,918,138)	(5,590)

Net increase (decrease) in net assets from operations	(3,435,273)	(2,011,577)	(4,883)

Contract owner transactions:
Variable annuity deposits	143,985	391,204	(27)
Terminations, withdrawals and annuity payments	(639,949)	(807,733)	(11,045)
Transfers between subaccounts, net	225,881	(510,153)	(25,422)
Maintenance charges and mortality adjustments	(26,784)	(29,219)	(175)

Increase (decrease) in net assets from contract transactions	(296,867)	(955,901)	(36,669)

Total increase (decrease) in net assets	(3,732,140)	(2,967,478)	(41,552)

Net assets as of December 31, 2022	$4,646,088	$11,825,610	$59,209

Investment income (loss):
Dividend distributions	—	—	2,253
Investment Expenses:
Mortality and expense risk and administrative charges	(47,158)	(85,787)	(598)

Net investment income (loss)	(47,158)	(85,787)	1,655

Increase (decrease) in net assets from operations:
Capital gain distributions	205,099	382,257	—
Realized capital gain (loss) on investments	52,984	132,758	(1,355)
Change in unrealized appreciation (depreciation)	1,626,859	(319,379)	4,168

Net gain (loss) on investments	1,884,942	195,636	2,813

Net increase (decrease) in net assets from operations	1,837,784	109,849	4,468

Contract owner transactions:
Variable annuity deposits	125,420	248,032	—
Terminations, withdrawals and annuity payments	(485,571)	(1,385,247)	(20,187)
Transfers between subaccounts, net	(302,937)	(449,284)	144,612
Maintenance charges and mortality adjustments	(15,589)	(27,362)	(170)

Increase (decrease) in net assets from contract transactions	(678,677)	(1,613,861)	124,255

Total increase (decrease) in net assets	1,159,107	(1,504,012)	128,723

Net assets as of December 31, 2023	$5,805,195	$10,321,598	$187,932

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	T. Rowe Price Retirement 2010	T. Rowe Price Retirement 2015	T. Rowe Price Retirement 2020
Net assets as of December 31, 2021	$1,784	$178,104	$134,698

Investment income (loss):
Dividend distributions	34	3,041	2,242
Investment Expenses:
Mortality and expense risk and administrative charges	(15)	(1,413)	(1,075)

Net investment income (loss)	19	1,628	1,167

Increase (decrease) in net assets from operations:
Capital gain distributions	120	12,400	10,875
Realized capital gain (loss) on investments	(2)	(1,236)	(263)
Change in unrealized appreciation (depreciation)	(407)	(39,724)	(33,170)

Net gain (loss) on investments	(289)	(28,560)	(22,558)

Net increase (decrease) in net assets from operations	(270)	(26,932)	(21,391)

Contract owner transactions:
Variable annuity deposits	—	12,969	2,432
Terminations, withdrawals and annuity payments	—	(20,360)	(1,604)
Transfers between subaccounts, net	7	—	5
Maintenance charges and mortality adjustments	(5)	(38)	(413)

Increase (decrease) in net assets from contract transactions	2	(7,429)	420

Total increase (decrease) in net assets	(268)	(34,361)	(20,971)

Net assets as of December 31, 2022	$1,516	$143,743	$113,727

Investment income (loss):
Dividend distributions	36	3,580	2,464
Investment Expenses:
Mortality and expense risk and administrative charges	(15)	(1,364)	(1,076)

Net investment income (loss)	21	2,216	1,388

Increase (decrease) in net assets from operations:
Capital gain distributions	27	4,933	5,207
Realized capital gain (loss) on investments	(4)	(889)	(539)
Change in unrealized appreciation (depreciation)	119	11,009	7,480

Net gain (loss) on investments	142	15,053	12,148

Net increase (decrease) in net assets from operations	163	17,269	13,536

Contract owner transactions:
Variable annuity deposits	—	19,177	1,760
Terminations, withdrawals and annuity payments	—	(4,175)	(1,581)
Transfers between subaccounts, net	—	75	(3)
Maintenance charges and mortality adjustments	(6)	(18)	(510)

Increase (decrease) in net assets from contract transactions	(6)	15,059	(334)

Total increase (decrease) in net assets	157	32,328	13,202

Net assets as of December 31, 2023	$1,673	$176,071	$126,929

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	T. Rowe Price Retirement 2025	T. Rowe Price Retirement 2030	T. Rowe Price Retirement 2035
Net assets as of December 31, 2021	$73,217	$275,657	$95,888

Investment income (loss):
Dividend distributions	982	3,423	544
Investment Expenses:
Mortality and expense risk and administrative charges	(526)	(2,323)	(762)

Net investment income (loss)	456	1,100	(218)

Increase (decrease) in net assets from operations:
Capital gain distributions	5,544	24,616	4,413
Realized capital gain (loss) on investments	981	(78)	(1,996)
Change in unrealized appreciation (depreciation)	(18,200)	(77,935)	(20,198)

Net gain (loss) on investments	(11,675)	(53,397)	(17,781)

Net increase (decrease) in net assets from operations	(11,219)	(52,297)	(17,999)

Contract owner transactions:
Variable annuity deposits	8,192	40,010	8,937
Terminations, withdrawals and annuity payments	(10,739)	—	—
Transfers between subaccounts, net	6	3,095	(28,403)
Maintenance charges and mortality adjustments	(348)	(531)	(327)

Increase (decrease) in net assets from contract transactions	(2,889)	42,574	(19,793)

Total increase (decrease) in net assets	(14,108)	(9,723)	(37,792)

Net assets as of December 31, 2022	$59,109	$265,934	$58,096

Investment income (loss):
Dividend distributions	1,191	4,662	895
Investment Expenses:
Mortality and expense risk and administrative charges	(582)	(2,677)	(590)

Net investment income (loss)	609	1,985	305

Increase (decrease) in net assets from operations:
Capital gain distributions	2,807	13,164	2,199
Realized capital gain (loss) on investments	(393)	(391)	(57)
Change in unrealized appreciation (depreciation)	4,667	25,819	7,677

Net gain (loss) on investments	7,081	38,592	9,819

Net increase (decrease) in net assets from operations	7,690	40,577	10,124

Contract owner transactions:
Variable annuity deposits	5,264	16,807	6,507
Terminations, withdrawals and annuity payments	(3,804)	—	—
Transfers between subaccounts, net	—	256	—
Maintenance charges and mortality adjustments	(490)	(688)	(267)

Increase (decrease) in net assets from contract transactions	970	16,375	6,240

Total increase (decrease) in net assets	8,660	56,952	16,364

Net assets as of December 31, 2023	$67,769	$322,886	$74,460

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	T. Rowe Price Retirement 2040	T. Rowe Price Retirement 2045	T. Rowe Price Retirement 2050
Net assets as of December 31, 2021	$73,861	$5,111	$105

Investment income (loss):
Dividend distributions	615	45	2
Investment Expenses:
Mortality and expense risk and administrative charges	(600)	(51)	(2)

Net investment income (loss)	15	(6)	—

Increase (decrease) in net assets from operations:
Capital gain distributions	4,627	402	21
Realized capital gain (loss) on investments	(4)	(4)	(2)
Change in unrealized appreciation (depreciation)	(19,809)	(1,585)	(55)

Net gain (loss) on investments	(15,186)	(1,187)	(36)

Net increase (decrease) in net assets from operations	(15,171)	(1,193)	(36)

Contract owner transactions:
Variable annuity deposits	7,985	2,665	257
Terminations, withdrawals and annuity payments	—	—	—
Transfers between subaccounts, net	1	5	—
Maintenance charges and mortality adjustments	(285)	(63)	(5)

Increase (decrease) in net assets from contract transactions	7,701	2,607	252

Total increase (decrease) in net assets	(7,470)	1,414	216

Net assets as of December 31, 2022	$66,391	$6,525	$321

Investment income (loss):
Dividend distributions	1,740	79	6
Investment Expenses:
Mortality and expense risk and administrative charges	(1,314)	(68)	(4)

Net investment income (loss)	426	11	2

Increase (decrease) in net assets from operations:
Capital gain distributions	6,763	258	20
Realized capital gain (loss) on investments	988	(7)	(2)
Change in unrealized appreciation (depreciation)	15,369	1,054	66

Net gain (loss) on investments	23,120	1,305	84

Net increase (decrease) in net assets from operations	23,546	1,316	86

Contract owner transactions:
Variable annuity deposits	18,959	864	250
Terminations, withdrawals and annuity payments	(22,756)	—	—
Transfers between subaccounts, net	87,982	—	—
Maintenance charges and mortality adjustments	(375)	(80)	(8)

Increase (decrease) in net assets from contract transactions	83,810	784	242

Total increase (decrease) in net assets	107,356	2,100	328

Net assets as of December 31, 2023	$173,747	$8,625	$649

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	T. Rowe Price Retirement 2055	T. Rowe Price Retirement Balanced	Templeton Developing Markets VIP Fund
Net assets as of December 31, 2021	$48,052	$228,287	$8,749,873

Investment income (loss):
Dividend distributions	246	4,768	168,997
Investment Expenses:
Mortality and expense risk and administrative charges	(370)	(1,722)	(72,134)

Net investment income (loss)	(124)	3,046	96,863

Increase (decrease) in net assets from operations:
Capital gain distributions	2,177	9,170	488,331
Realized capital gain (loss) on investments	55	(15,969)	(462,814)
Change in unrealized appreciation (depreciation)	(11,929)	(25,992)	(2,052,099)

Net gain (loss) on investments	(9,697)	(32,791)	(2,026,582)

Net increase (decrease) in net assets from operations	(9,821)	(29,745)	(1,929,719)

Contract owner transactions:
Variable annuity deposits	991	25,059	80,707
Terminations, withdrawals and annuity payments	—	(48,139)	(820,687)
Transfers between subaccounts, net	—	(35,214)	(459,715)
Maintenance charges and mortality adjustments	(147)	(824)	(29,284)

Increase (decrease) in net assets from contract transactions	844	(59,118)	(1,228,979)

Total increase (decrease) in net assets	(8,977)	(88,863)	(3,158,698)

Net assets as of December 31, 2022	$39,075	$139,424	$5,591,175

Investment income (loss):
Dividend distributions	417	3,324	120,953
Investment Expenses:
Mortality and expense risk and administrative charges	(394)	(1,213)	(66,074)

Net investment income (loss)	23	2,111	54,879

Increase (decrease) in net assets from operations:
Capital gain distributions	1,213	1,585	4,388
Realized capital gain (loss) on investments	70	(3,794)	(589,678)
Change in unrealized appreciation (depreciation)	6,358	12,991	975,363

Net gain (loss) on investments	7,641	10,782	390,073

Net increase (decrease) in net assets from operations	7,664	12,893	444,952

Contract owner transactions:
Variable annuity deposits	1,858	1,285	116,738
Terminations, withdrawals and annuity payments	—	(16,490)	(713,348)
Transfers between subaccounts, net	7	(154)	63,877
Maintenance charges and mortality adjustments	(166)	(820)	(30,959)

Increase (decrease) in net assets from contract transactions	1,699	(16,179)	(563,692)

Total increase (decrease) in net assets	9,363	(3,286)	(118,740)

Net assets as of December 31, 2023	$48,438	$136,138	$5,472,435

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Templeton Foreign VIP Fund	Templeton Global Bond VIP Fund	Templeton Growth VIP Fund
Net assets as of December 31, 2021	$4,744,177	$1,060,716	$4,064

Investment income (loss):
Dividend distributions	131,190	—	6
Investment Expenses:
Mortality and expense risk and administrative charges	(55,466)	(5,635)	(45)

Net investment income (loss)	75,724	(5,635)	(39)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(39,247)	(88,138)	(18)
Change in unrealized appreciation (depreciation)	(488,645)	38,948	(455)

Net gain (loss) on investments	(527,892)	(49,190)	(473)

Net increase (decrease) in net assets from operations	(452,168)	(54,825)	(512)

Contract owner transactions:
Variable annuity deposits	13,973	20,989	—
Terminations, withdrawals and annuity payments	(597,840)	(65,930)	—
Transfers between subaccounts, net	190,332	(201,452)	—
Maintenance charges and mortality adjustments	(21,924)	(2,277)	(7)

Increase (decrease) in net assets from contract transactions	(415,459)	(248,670)	(7)

Total increase (decrease) in net assets	(867,627)	(303,495)	(519)

Net assets as of December 31, 2022	$3,876,550	$757,221	$3,545

Investment income (loss):
Dividend distributions	113,191	—	129
Investment Expenses:
Mortality and expense risk and administrative charges	(48,006)	(4,957)	(49)

Net investment income (loss)	65,185	(4,957)	80

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	51,350	(38,929)	(15)
Change in unrealized appreciation (depreciation)	522,977	49,900	625

Net gain (loss) on investments	574,327	10,971	610

Net increase (decrease) in net assets from operations	639,512	6,014	690

Contract owner transactions:
Variable annuity deposits	197,049	33,528	—
Terminations, withdrawals and annuity payments	(558,644)	(48,550)	—
Transfers between subaccounts, net	(453,562)	18,793	—
Maintenance charges and mortality adjustments	(20,309)	(1,746)	(8)

Increase (decrease) in net assets from contract transactions	(835,466)	2,025	(8)

Total increase (decrease) in net assets	(195,954)	8,039	682

Net assets as of December 31, 2023	$3,680,596	$765,260	$4,227

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Third Avenue Value	TOPS® Aggressive Growth ETF	TOPS® Balanced ETF
Net assets as of December 31, 2021	$22,774	$343,684	$172,797

Investment income (loss):
Dividend distributions	361	1	7,726
Investment Expenses:
Mortality and expense risk and administrative charges	(1,319)	(1,596)	(1,046)

Net investment income (loss)	(958)	(1,595)	6,680

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	8,444
Realized capital gain (loss) on investments	3,133	(30,082)	(208)
Change in unrealized appreciation (depreciation)	10,120	(16,989)	(43,390)

Net gain (loss) on investments	13,253	(47,071)	(35,154)

Net increase (decrease) in net assets from operations	12,295	(48,666)	(28,474)

Contract owner transactions:
Variable annuity deposits	235	9,298	432,846
Terminations, withdrawals and annuity payments	(54,770)	—	(3,197)
Transfers between subaccounts, net	620,461	(304,106)	—
Maintenance charges and mortality adjustments	(206)	(210)	(801)

Increase (decrease) in net assets from contract transactions	565,720	(295,018)	428,848

Total increase (decrease) in net assets	578,015	(343,684)	400,374

Net assets as of December 31, 2022	$600,789	$—	$573,171

Investment income (loss):
Dividend distributions	1,505	287	14,205
Investment Expenses:
Mortality and expense risk and administrative charges	(1,729)	(34)	(2,043)

Net investment income (loss)	(224)	253	12,162

Increase (decrease) in net assets from operations:
Capital gain distributions	4,188	165	11,620
Realized capital gain (loss) on investments	75,746	(4)	(1,659)
Change in unrealized appreciation (depreciation)	(3,374)	1,789	61,707

Net gain (loss) on investments	76,560	1,950	71,668

Net increase (decrease) in net assets from operations	76,336	2,203	83,830

Contract owner transactions:
Variable annuity deposits	470	—	383,138
Terminations, withdrawals and annuity payments	(64,798)	(148)	(68,919)
Transfers between subaccounts, net	(536,150)	40,895	3,384
Maintenance charges and mortality adjustments	(222)	(32)	(1,593)

Increase (decrease) in net assets from contract transactions	(600,700)	40,715	316,010

Total increase (decrease) in net assets	(524,364)	42,918	399,840

Net assets as of December 31, 2023	$76,425	$42,918	$973,011

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	TOPS® Conservative ETF	TOPS® Growth ETF	TOPS® Managed Risk Balanced ETF
Net assets as of December 31, 2021	$4,405,671	$648,162	$—

Investment income (loss):
Dividend distributions	9,428	2,719	—
Investment Expenses:
Mortality and expense risk and administrative charges	(22,218)	(2,744)	(67)

Net investment income (loss)	(12,790)	(25)	(67)

Increase (decrease) in net assets from operations:
Capital gain distributions	10,567	1,417	1
Realized capital gain (loss) on investments	(225,432)	(48,994)	(3,330)
Change in unrealized appreciation (depreciation)	(145,471)	(43,632)	—

Net gain (loss) on investments	(360,336)	(91,209)	(3,329)

Net increase (decrease) in net assets from operations	(373,126)	(91,234)	(3,396)

Contract owner transactions:
Variable annuity deposits	448,851	127,388	55,055
Terminations, withdrawals and annuity payments	(88,888)	(7,473)	(51,648)
Transfers between subaccounts, net	(3,732,407)	(416,447)	(3)
Maintenance charges and mortality adjustments	(4,272)	(723)	(8)

Increase (decrease) in net assets from contract transactions	(3,376,716)	(297,255)	3,396

Total increase (decrease) in net assets	(3,749,842)	(388,489)	—

Net assets as of December 31, 2022	$655,829	$259,673	$—

Investment income (loss):
Dividend distributions	13,791	3,679	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,815)	(870)	—

Net investment income (loss)	11,976	2,809	—

Increase (decrease) in net assets from operations:
Capital gain distributions	18,958	3,517	—
Realized capital gain (loss) on investments	(1,003)	(102)	—
Change in unrealized appreciation (depreciation)	30,848	46,833	—

Net gain (loss) on investments	48,803	50,248	—

Net increase (decrease) in net assets from operations	60,779	53,057	—

Contract owner transactions:
Variable annuity deposits	98,770	87,522	—
Terminations, withdrawals and annuity payments	(26,890)	(2,744)	—
Transfers between subaccounts, net	—	(473)	—
Maintenance charges and mortality adjustments	(2,169)	(697)	—

Increase (decrease) in net assets from contract transactions	69,711	83,608	—

Total increase (decrease) in net assets	130,490	136,665	—

Net assets as of December 31, 2023	$786,319	$396,338	$—

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	TOPS® Managed Risk Moderate Growth ETF	TOPS® Moderate Growth ETF	VanEck VIP Global Gold
Net assets as of December 31, 2021	$521,199	$—	$196,388

Investment income (loss):
Dividend distributions	—	8,452	—
Investment Expenses:
Mortality and expense risk and administrative charges	(374)	(411)	(6,502)

Net investment income (loss)	(374)	8,041	(6,502)

Increase (decrease) in net assets from operations:
Capital gain distributions	56	7,543	—
Realized capital gain (loss) on investments	9,997	133	(385,899)
Change in unrealized appreciation (depreciation)	(29,413)	19,307	(8,456)

Net gain (loss) on investments	(19,360)	26,983	(394,355)

Net increase (decrease) in net assets from operations	(19,734)	35,024	(400,857)

Contract owner transactions:
Variable annuity deposits	—	612,668	130,863
Terminations, withdrawals and annuity payments	—	(1,869)	(132,406)
Transfers between subaccounts, net	(501,465)	—	392,370
Maintenance charges and mortality adjustments	—	(152)	(1,225)

Increase (decrease) in net assets from contract transactions	(501,465)	610,647	389,602

Total increase (decrease) in net assets	(521,199)	645,671	(11,255)

Net assets as of December 31, 2022	$—	$645,671	$185,133

Investment income (loss):
Dividend distributions	—	9,302	—
Investment Expenses:
Mortality and expense risk and administrative charges	—	(1,688)	(2,023)

Net investment income (loss)	—	7,614	(2,023)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	7,894	—
Realized capital gain (loss) on investments	—	618	(12,871)
Change in unrealized appreciation (depreciation)	—	66,822	36,618

Net gain (loss) on investments	—	75,334	23,747

Net increase (decrease) in net assets from operations	—	82,948	21,724

Contract owner transactions:
Variable annuity deposits	—	68,520	80,410
Terminations, withdrawals and annuity payments	—	(6,207)	(16,380)
Transfers between subaccounts, net	—	—	86,654
Maintenance charges and mortality adjustments	—	(405)	(558)

Increase (decrease) in net assets from contract transactions	—	61,908	150,126

Total increase (decrease) in net assets	—	144,856	171,850

Net assets as of December 31, 2023	$—	$790,527	$356,983

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	VanEck VIP Global Resources	Vanguard® VIF Balanced	Vanguard® VIF Capital Growth
Net assets as of December 31, 2021	$124,830	$3,152,836	$1,311,086

Investment income (loss):
Dividend distributions	7,247	52,584	11,761
Investment Expenses:
Mortality and expense risk and administrative charges	(1,517)	(14,737)	(10,685)

Net investment income (loss)	5,730	37,847	1,076

Increase (decrease) in net assets from operations:
Capital gain distributions	—	263,400	127,077
Realized capital gain (loss) on investments	7,116	(162,913)	(9,692)
Change in unrealized appreciation (depreciation)	(55,966)	(619,206)	(380,907)

Net gain (loss) on investments	(48,850)	(518,719)	(263,522)

Net increase (decrease) in net assets from operations	(43,120)	(480,872)	(262,446)

Contract owner transactions:
Variable annuity deposits	2,443	646,141	757,699
Terminations, withdrawals and annuity payments	(8,300)	(677,279)	(509,081)
Transfers between subaccounts, net	428,471	(317,159)	(62,189)
Maintenance charges and mortality adjustments	(210)	(3,508)	(1,873)

Increase (decrease) in net assets from contract transactions	422,404	(351,805)	184,556

Total increase (decrease) in net assets	379,284	(832,677)	(77,890)

Net assets as of December 31, 2022	$504,114	$2,320,159	$1,233,196

Investment income (loss):
Dividend distributions	12,351	49,358	14,707
Investment Expenses:
Mortality and expense risk and administrative charges	(1,739)	(12,571)	(7,638)

Net investment income (loss)	10,612	36,787	7,069

Increase (decrease) in net assets from operations:
Capital gain distributions	—	95,652	70,856
Realized capital gain (loss) on investments	1,163	(15,032)	19,682
Change in unrealized appreciation (depreciation)	(32,533)	298,518	227,514

Net gain (loss) on investments	(31,370)	379,138	318,052

Net increase (decrease) in net assets from operations	(20,758)	415,925	325,121

Contract owner transactions:
Variable annuity deposits	12,858	992,109	58,282
Terminations, withdrawals and annuity payments	(3,053)	(95,534)	(280,352)
Transfers between subaccounts, net	25,372	192,570	1,324
Maintenance charges and mortality adjustments	(236)	(4,185)	(1,643)

Increase (decrease) in net assets from contract transactions	34,941	1,084,960	(222,389)

Total increase (decrease) in net assets	14,183	1,500,885	102,732

Net assets as of December 31, 2023	$518,297	$3,821,044	$1,335,928

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Vanguard® VIF Conservative Allocation	Vanguard® VIF Diversified Value	Vanguard® VIF Equity Income
Net assets as of December 31, 2021	$6,875,828	$826,973	$1,844,856

Investment income (loss):
Dividend distributions	154,440	8,544	50,062
Investment Expenses:
Mortality and expense risk and administrative charges	(69,734)	(3,805)	(16,128)

Net investment income (loss)	84,706	4,739	33,934

Increase (decrease) in net assets from operations:
Capital gain distributions	271,249	67,592	212,834
Realized capital gain (loss) on investments	(131,890)	(8,923)	27,862
Change in unrealized appreciation (depreciation)	(1,372,764)	(197,527)	(254,329)

Net gain (loss) on investments	(1,233,405)	(138,858)	(13,633)

Net increase (decrease) in net assets from operations	(1,148,699)	(134,119)	20,301

Contract owner transactions:
Variable annuity deposits	1,101,069	651,379	641,112
Terminations, withdrawals and annuity payments	(200,948)	(43,751)	(482,410)
Transfers between subaccounts, net	(346,166)	50,053	868,095
Maintenance charges and mortality adjustments	(7,897)	(530)	(3,101)

Increase (decrease) in net assets from contract transactions	546,058	657,151	1,023,696

Total increase (decrease) in net assets	(602,641)	523,032	1,043,997

Net assets as of December 31, 2022	$6,273,187	$1,350,005	$2,888,853

Investment income (loss):
Dividend distributions	115,624	19,967	87,978
Investment Expenses:
Mortality and expense risk and administrative charges	(51,274)	(6,055)	(10,663)

Net investment income (loss)	64,350	13,912	77,315

Increase (decrease) in net assets from operations:
Capital gain distributions	149,652	75,898	172,004
Realized capital gain (loss) on investments	(248,196)	(6,106)	(39,850)
Change in unrealized appreciation (depreciation)	706,645	195,187	32,037

Net gain (loss) on investments	608,101	264,979	164,191

Net increase (decrease) in net assets from operations	672,451	278,891	241,506

Contract owner transactions:
Variable annuity deposits	329,293	65,385	742,151
Terminations, withdrawals and annuity payments	(829,994)	(97,500)	(170,210)
Transfers between subaccounts, net	(150,995)	173,306	(257,312)
Maintenance charges and mortality adjustments	(8,456)	(1,051)	(2,888)

Increase (decrease) in net assets from contract transactions	(660,152)	140,140	311,741

Total increase (decrease) in net assets	12,299	419,031	553,247

Net assets as of December 31, 2023	$6,285,486	$1,769,036	$3,442,100

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Vanguard® VIF Equity Index	Vanguard® VIF Global Bond Index	Vanguard® VIF Growth
Net assets as of December 31, 2021	$4,968,973	$601,922	$1,598,527

Investment income (loss):
Dividend distributions	69,710	15,398	—
Investment Expenses:
Mortality and expense risk and administrative charges	(19,114)	(2,133)	(6,351)

Net investment income (loss)	50,596	13,265	(6,351)

Increase (decrease) in net assets from operations:
Capital gain distributions	233,093	5,687	541,781
Realized capital gain (loss) on investments	(29,757)	(12,019)	(101,168)
Change in unrealized appreciation (depreciation)	(1,422,018)	(107,889)	(1,122,800)

Net gain (loss) on investments	(1,218,682)	(114,221)	(682,187)

Net increase (decrease) in net assets from operations	(1,168,086)	(100,956)	(688,538)

Contract owner transactions:
Variable annuity deposits	2,123,187	573,842	1,040,006
Terminations, withdrawals and annuity payments	(171,315)	(11,487)	(113,164)
Transfers between subaccounts, net	585,652	128,446	(175,413)
Maintenance charges and mortality adjustments	(4,660)	(880)	(1,624)

Increase (decrease) in net assets from contract transactions	2,532,864	689,921	749,805

Total increase (decrease) in net assets	1,364,778	588,965	61,267

Net assets as of December 31, 2022	$6,333,751	$1,190,887	$1,659,794

Investment income (loss):
Dividend distributions	119,189	21,866	5,225
Investment Expenses:
Mortality and expense risk and administrative charges	(27,526)	(2,896)	(7,100)

Net investment income (loss)	91,663	18,970	(1,875)

Increase (decrease) in net assets from operations:
Capital gain distributions	263,976	1,905	—
Realized capital gain (loss) on investments	7,199	(17,855)	(39,527)
Change in unrealized appreciation (depreciation)	1,733,568	69,345	766,597

Net gain (loss) on investments	2,004,743	53,395	727,070

Net increase (decrease) in net assets from operations	2,096,406	72,365	725,195

Contract owner transactions:
Variable annuity deposits	840,094	74,720	271,970
Terminations, withdrawals and annuity payments	(218,097)	(12,241)	(71,348)
Transfers between subaccounts, net	2,903,980	(109,266)	96,229
Maintenance charges and mortality adjustments	(6,913)	(767)	(2,125)

Increase (decrease) in net assets from contract transactions	3,519,064	(47,554)	294,726

Total increase (decrease) in net assets	5,615,470	24,811	1,019,921

Net assets as of December 31, 2023	$11,949,221	$1,215,698	$2,679,715

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Vanguard® VIF High Yield Bond	Vanguard® VIF International	Vanguard® VIF Mid-Cap Index
Net assets as of December 31, 2021	$1,208,776	$5,683,100	$4,827,809

Investment income (loss):
Dividend distributions	38,414	58,489	50,376
Investment Expenses:
Mortality and expense risk and administrative charges	(3,534)	(11,523)	(38,908)

Net investment income (loss)	34,880	46,966	11,468

Increase (decrease) in net assets from operations:
Capital gain distributions	—	867,068	477,890
Realized capital gain (loss) on investments	(8,549)	(341,080)	(7,160)
Change in unrealized appreciation (depreciation)	(122,852)	(2,336,482)	(1,513,572)

Net gain (loss) on investments	(131,401)	(1,810,494)	(1,042,842)

Net increase (decrease) in net assets from operations	(96,521)	(1,763,528)	(1,031,374)

Contract owner transactions:
Variable annuity deposits	379,240	548,788	966,501
Terminations, withdrawals and annuity payments	(30,143)	(244,151)	(264,069)
Transfers between subaccounts, net	(191,081)	(154,551)	184,024
Maintenance charges and mortality adjustments	(1,380)	(3,398)	(5,280)

Increase (decrease) in net assets from contract transactions	156,636	146,688	881,176

Total increase (decrease) in net assets	60,115	(1,616,840)	(150,198)

Net assets as of December 31, 2022	$1,268,891	$4,066,260	$4,677,611

Investment income (loss):
Dividend distributions	70,044	71,709	67,673
Investment Expenses:
Mortality and expense risk and administrative charges	(4,231)	(12,331)	(30,976)

Net investment income (loss)	65,813	59,378	36,697

Increase (decrease) in net assets from operations:
Capital gain distributions	—	154,626	84,924
Realized capital gain (loss) on investments	(30,157)	(211,144)	(12,246)
Change in unrealized appreciation (depreciation)	96,291	580,018	600,466

Net gain (loss) on investments	66,134	523,500	673,144

Net increase (decrease) in net assets from operations	131,947	582,878	709,841

Contract owner transactions:
Variable annuity deposits	243,658	405,463	805,560
Terminations, withdrawals and annuity payments	(201,380)	(445,645)	(942,246)
Transfers between subaccounts, net	(138,815)	269,332	49,013
Maintenance charges and mortality adjustments	(1,578)	(3,961)	(5,311)

Increase (decrease) in net assets from contract transactions	(98,115)	225,189	(92,984)

Total increase (decrease) in net assets	33,832	808,067	616,857

Net assets as of December 31, 2023	$1,302,723	$4,874,327	$5,294,468

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Vanguard® VIF Moderate Allocation	Vanguard® VIF Real Estate Index	Vanguard® VIF Short Term Investment Grade
Net assets as of December 31, 2021	$5,869,009	$1,480,447	$5,829,899

Investment income (loss):
Dividend distributions	121,625	23,357	116,886
Investment Expenses:
Mortality and expense risk and administrative charges	(38,730)	(5,633)	(19,954)

Net investment income (loss)	82,895	17,724	96,932

Increase (decrease) in net assets from operations:
Capital gain distributions	226,618	52,757	55,790
Realized capital gain (loss) on investments	86,950	(7,840)	(129,805)
Change in unrealized appreciation (depreciation)	(1,522,724)	(644,361)	(440,082)

Net gain (loss) on investments	(1,209,156)	(599,444)	(514,097)

Net increase (decrease) in net assets from operations	(1,126,261)	(581,720)	(417,165)

Contract owner transactions:
Variable annuity deposits	4,353,796	790,033	2,574,953
Terminations, withdrawals and annuity payments	(870,702)	(78,638)	(1,309,249)
Transfers between subaccounts, net	743,784	318,380	563,210
Maintenance charges and mortality adjustments	(12,704)	(1,382)	(5,176)

Increase (decrease) in net assets from contract transactions	4,214,174	1,028,393	1,823,738

Total increase (decrease) in net assets	3,087,913	446,673	1,406,573

Net assets as of December 31, 2022	$8,956,922	$1,927,120	$7,236,472

Investment income (loss):
Dividend distributions	200,913	48,855	169,720
Investment Expenses:
Mortality and expense risk and administrative charges	(43,644)	(6,123)	(23,304)

Net investment income (loss)	157,269	42,732	146,416

Increase (decrease) in net assets from operations:
Capital gain distributions	320,226	92,167	—
Realized capital gain (loss) on investments	(84,397)	(115,882)	(50,182)
Change in unrealized appreciation (depreciation)	1,143,945	206,153	373,024

Net gain (loss) on investments	1,379,774	182,438	322,842

Net increase (decrease) in net assets from operations	1,537,043	225,170	469,258

Contract owner transactions:
Variable annuity deposits	4,397,548	515,157	1,421,338
Terminations, withdrawals and annuity payments	(945,242)	(271,599)	(492,484)
Transfers between subaccounts, net	(621,963)	(300,730)	100,316
Maintenance charges and mortality adjustments	(16,694)	(1,644)	(6,236)

Increase (decrease) in net assets from contract transactions	2,813,649	(58,816)	1,022,934

Total increase (decrease) in net assets	4,350,692	166,354	1,492,192

Net assets as of December 31, 2023	$13,307,614	$2,093,474	$8,728,664

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Vanguard® VIF Small Company Growth (c)	Vanguard® VIF Total Bond Market Index	Vanguard® VIF Total International Stock Market Index
Net assets as of December 31, 2021	$315,474	$11,527,976	$5,392,917

Investment income (loss):
Dividend distributions	667	236,124	162,886
Investment Expenses:
Mortality and expense risk and administrative charges	(623)	(38,315)	(16,377)

Net investment income (loss)	44	197,809	146,509

Increase (decrease) in net assets from operations:
Capital gain distributions	71,515	83,786	170,512
Realized capital gain (loss) on investments	(2,480)	(278,165)	(77,160)
Change in unrealized appreciation (depreciation)	(148,896)	(1,694,806)	(1,194,727)

Net gain (loss) on investments	(79,861)	(1,889,185)	(1,101,375)

Net increase (decrease) in net assets from operations	(79,817)	(1,691,376)	(954,866)

Contract owner transactions:
Variable annuity deposits	—	2,811,094	2,656,244
Terminations, withdrawals and annuity payments	(11,061)	(1,412,140)	(206,622)
Transfers between subaccounts, net	61	(58,841)	735,255
Maintenance charges and mortality adjustments	(322)	(7,813)	(2,457)

Increase (decrease) in net assets from contract transactions	(11,322)	1,332,300	3,182,420

Total increase (decrease) in net assets	(91,139)	(359,076)	2,227,554

Net assets as of December 31, 2022	$224,335	$11,168,900	$7,620,471

Investment income (loss):
Dividend distributions	863	313,369	250,562
Investment Expenses:
Mortality and expense risk and administrative charges	(541)	(46,029)	(24,218)

Net investment income (loss)	322	267,340	226,344

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	104,923
Realized capital gain (loss) on investments	(8,271)	(166,006)	(75,418)
Change in unrealized appreciation (depreciation)	48,842	659,830	1,040,051

Net gain (loss) on investments	40,571	493,824	1,069,556

Net increase (decrease) in net assets from operations	40,893	761,164	1,295,900

Contract owner transactions:
Variable annuity deposits	—	4,968,756	1,749,409
Terminations, withdrawals and annuity payments	(15,157)	(1,510,218)	(540,956)
Transfers between subaccounts, net	(19,124)	2,272,341	829,176
Maintenance charges and mortality adjustments	(299)	(10,186)	(4,152)

Increase (decrease) in net assets from contract transactions	(34,580)	5,720,693	2,033,477

Total increase (decrease) in net assets	6,313	6,481,857	3,329,377

Net assets as of December 31, 2023	$230,648	$17,650,757	$10,949,848

(c)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Vanguard® VIF Total Stock Market Index	Victory RS Partners(c)	Victory RS Science and Technology
Net assets as of December 31, 2021	$16,793,913	$572,076	$1,412,788

Investment income (loss):
Dividend distributions	190,794	2,285	—
Investment Expenses:
Mortality and expense risk and administrative charges	(44,215)	(4,521)	(7,094)

Net investment income (loss)	146,579	(2,236)	(7,094)

Increase (decrease) in net assets from operations:
Capital gain distributions	1,022,010	35,175	27,981
Realized capital gain (loss) on investments	(277,780)	(7,621)	(124,886)
Change in unrealized appreciation (depreciation)	(4,435,072)	(54,816)	(488,997)

Net gain (loss) on investments	(3,690,842)	(27,262)	(585,902)

Net increase (decrease) in net assets from operations	(3,544,263)	(29,498)	(592,996)

Contract owner transactions:
Variable annuity deposits	6,101,127	1,406	26,304
Terminations, withdrawals and annuity payments	(2,236,982)	(86,373)	(101,210)
Transfers between subaccounts, net	(573,128)	(2,471)	(180,696)
Maintenance charges and mortality adjustments	(7,766)	(1,246)	226

Increase (decrease) in net assets from contract transactions	3,283,251	(88,684)	(255,376)

Total increase (decrease) in net assets	(261,012)	(118,182)	(848,372)

Net assets as of December 31, 2022	$16,532,901	$453,894	$564,416

Investment income (loss):
Dividend distributions	204,925	4,041	—
Investment Expenses:
Mortality and expense risk and administrative charges	(57,089)	(4,203)	(5,858)

Net investment income (loss)	147,836	(162)	(5,858)

Increase (decrease) in net assets from operations:
Capital gain distributions	998,750	22,033	—
Realized capital gain (loss) on investments	(175,939)	(3,884)	(21,628)
Change in unrealized appreciation (depreciation)	3,523,165	45,774	204,147

Net gain (loss) on investments	4,345,976	63,923	182,519

Net increase (decrease) in net assets from operations	4,493,812	63,761	176,661

Contract owner transactions:
Variable annuity deposits	3,319,156	1,411	17,895
Terminations, withdrawals and annuity payments	(1,623,011)	(31,974)	(20,618)
Transfers between subaccounts, net	333,735	(3,519)	(25,590)
Maintenance charges and mortality adjustments	(10,708)	(1,148)	(1,157)

Increase (decrease) in net assets from contract transactions	2,019,172	(35,230)	(29,470)

Total increase (decrease) in net assets	6,512,984	28,531	147,191

Net assets as of December 31, 2023	$23,045,885	$482,425	$711,607

(c)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Victory RS Value	Virtus Ceredex Mid Cap Value Equity	Virtus Duff & Phelps Real Estate Securities Series
Net assets as of December 31, 2021	$1,965,988	$323,619	$434,799

Investment income (loss):
Dividend distributions	8,770	1,692	3,493
Investment Expenses:
Mortality and expense risk and administrative charges	(16,471)	(2,377)	(1,918)

Net investment income (loss)	(7,701)	(685)	1,575

Increase (decrease) in net assets from operations:
Capital gain distributions	98,087	14,326	8,727
Realized capital gain (loss) on investments	(4,234)	(3,948)	584
Change in unrealized appreciation (depreciation)	(161,532)	(57,485)	(132,050)

Net gain (loss) on investments	(67,679)	(47,107)	(122,739)

Net increase (decrease) in net assets from operations	(75,380)	(47,792)	(121,164)

Contract owner transactions:
Variable annuity deposits	36,409	9,244	19,849
Terminations, withdrawals and annuity payments	(123,171)	(27,214)	(12,734)
Transfers between subaccounts, net	(13,537)	(9,612)	(13,365)
Maintenance charges and mortality adjustments	(6,204)	(1,247)	(165)

Increase (decrease) in net assets from contract transactions	(106,503)	(28,829)	(6,415)

Total increase (decrease) in net assets	(181,883)	(76,621)	(127,579)

Net assets as of December 31, 2022	$1,784,105	$246,998	$307,220

Investment income (loss):
Dividend distributions	11,065	1,368	7,055
Investment Expenses:
Mortality and expense risk and administrative charges	(15,673)	(1,680)	(1,717)

Net investment income (loss)	(4,608)	(312)	5,338

Increase (decrease) in net assets from operations:
Capital gain distributions	96,639	—	3,389
Realized capital gain (loss) on investments	(12,541)	(18,340)	(1,903)
Change in unrealized appreciation (depreciation)	31,207	32,107	23,271

Net gain (loss) on investments	115,305	13,767	24,757

Net increase (decrease) in net assets from operations	110,697	13,455	30,095

Contract owner transactions:
Variable annuity deposits	31,588	6,643	9,107
Terminations, withdrawals and annuity payments	(157,200)	(9,830)	(3,742)
Transfers between subaccounts, net	(10,617)	(105,040)	6,590
Maintenance charges and mortality adjustments	(5,950)	(809)	(152)

Increase (decrease) in net assets from contract transactions	(142,179)	(109,036)	11,803

Total increase (decrease) in net assets	(31,482)	(95,581)	41,898

Net assets as of December 31, 2023	$1,752,623	$151,417	$349,118

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Virtus KAR Small- Cap Growth Series	Virtus Newfleet Multi-Sector Intermediate Bond Series	Virtus SGA International Growth Series
Net assets as of December 31, 2021	$1,624,708	$119,700	$558,722

Investment income (loss):
Dividend distributions	—	4,312	—
Investment Expenses:
Mortality and expense risk and administrative charges	(6,732)	(678)	(1,179)

Net investment income (loss)	(6,732)	3,634	(1,179)

Increase (decrease) in net assets from operations:
Capital gain distributions	96,410	—	11,870
Realized capital gain (loss) on investments	(143,086)	(942)	(14,740)
Change in unrealized appreciation (depreciation)	(419,592)	(15,339)	(104,093)

Net gain (loss) on investments	(466,268)	(16,281)	(106,963)

Net increase (decrease) in net assets from operations	(473,000)	(12,647)	(108,142)

Contract owner transactions:
Variable annuity deposits	32,448	31,814	32,412
Terminations, withdrawals and annuity payments	(174,651)	(5,514)	(19,100)
Transfers between subaccounts, net	(207,992)	(10,280)	(113,353)
Maintenance charges and mortality adjustments	(1,566)	(263)	(575)

Increase (decrease) in net assets from contract transactions	(351,761)	15,757	(100,616)

Total increase (decrease) in net assets	(824,761)	3,110	(208,758)

Net assets as of December 31, 2022	$799,947	$122,810	$349,964

Investment income (loss):
Dividend distributions	—	6,499	346
Investment Expenses:
Mortality and expense risk and administrative charges	(11,823)	(739)	(905)

Net investment income (loss)	(11,823)	5,760	(559)

Increase (decrease) in net assets from operations:
Capital gain distributions	104,520	—	—
Realized capital gain (loss) on investments	(83,060)	(83)	5,473
Change in unrealized appreciation (depreciation)	221,135	4,811	51,320

Net gain (loss) on investments	242,595	4,728	56,793

Net increase (decrease) in net assets from operations	230,772	10,488	56,234

Contract owner transactions:
Variable annuity deposits	5,530	10,610	88,651
Terminations, withdrawals and annuity payments	(295,494)	—	(113,614)
Transfers between subaccounts, net	827,949	(26)	(28,825)
Maintenance charges and mortality adjustments	(1,949)	(295)	(468)

Increase (decrease) in net assets from contract transactions	536,036	10,289	(54,256)

Total increase (decrease) in net assets	766,808	20,777	1,978

Net assets as of December 31, 2023	$1,566,755	$143,587	$351,942

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Virtus Strategic Allocation Series	Voya MidCap Opportunities Portfolio	VY CBRE Global Real Estate Portfolio
Net assets as of December 31, 2021	$293,684	$243,933	$196,061

Investment income (loss):
Dividend distributions	428	—	4,663
Investment Expenses:
Mortality and expense risk and administrative charges	(2,217)	(684)	(502)

Net investment income (loss)	(1,789)	(684)	4,161

Increase (decrease) in net assets from operations:
Capital gain distributions	13,083	133,814	8,286
Realized capital gain (loss) on investments	(14,583)	(1,866)	(107)
Change in unrealized appreciation (depreciation)	(84,042)	(193,886)	(62,264)

Net gain (loss) on investments	(85,542)	(61,938)	(54,085)

Net increase (decrease) in net assets from operations	(87,331)	(62,622)	(49,924)

Contract owner transactions:
Variable annuity deposits	(1,557)	—	(2)
Terminations, withdrawals and annuity payments	(64,334)	(2,126)	(447)
Transfers between subaccounts, net	12,655	6,962	—
Maintenance charges and mortality adjustments	(338)	(267)	(25)

Increase (decrease) in net assets from contract transactions	(53,574)	4,569	(474)

Total increase (decrease) in net assets	(140,905)	(58,053)	(50,398)

Net assets as of December 31, 2022	$152,779	$185,880	$145,663

Investment income (loss):
Dividend distributions	3,045	—	2,198
Investment Expenses:
Mortality and expense risk and administrative charges	(1,881)	(718)	(374)

Net investment income (loss)	1,164	(718)	1,824

Increase (decrease) in net assets from operations:
Capital gain distributions	17,856	—	1,463
Realized capital gain (loss) on investments	(23,902)	(2,822)	(1,506)
Change in unrealized appreciation (depreciation)	51,193	45,860	17,105

Net gain (loss) on investments	45,147	43,038	17,062

Net increase (decrease) in net assets from operations	46,311	42,320	18,886

Contract owner transactions:
Variable annuity deposits	200,055	—	—
Terminations, withdrawals and annuity payments	(8,488)	(2,165)	(709)
Transfers between subaccounts, net	(106,420)	—	11,604
Maintenance charges and mortality adjustments	(545)	(284)	(9)

Increase (decrease) in net assets from contract transactions	84,602	(2,449)	10,886

Total increase (decrease) in net assets	130,913	39,871	29,772

Net assets as of December 31, 2023	$283,692	$225,751	$175,435

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	VY CBRE Real Estate Portfolio	Western Asset Variable Global High Yield Bond
Net assets as of December 31, 2021	$599,805	$2,057,484

Investment income (loss):
Dividend distributions	—	86,255
Investment Expenses:
Mortality and expense risk and administrative charges	(236)	(13,184)

Net investment income (loss)	(236)	73,071

Increase (decrease) in net assets from operations:
Capital gain distributions	1	—
Realized capital gain (loss) on investments	7,120	(81,287)
Change in unrealized appreciation (depreciation)	(75,630)	(263,036)

Net gain (loss) on investments	(68,509)	(344,323)

Net increase (decrease) in net assets from operations	(68,745)	(271,252)

Contract owner transactions:
Variable annuity deposits	—	16,305
Terminations, withdrawals and annuity payments	(613)	(206,935)
Transfers between subaccounts, net	(530,381)	(336,088)
Maintenance charges and mortality adjustments	(66)	(2,077)

Increase (decrease) in net assets from contract transactions	(531,060)	(528,795)

Total increase (decrease) in net assets	(599,805)	(800,047)

Net assets as of December 31, 2022	$—	$1,257,437

Investment income (loss):
Dividend distributions	—	64,199
Investment Expenses:
Mortality and expense risk and administrative charges	(52)	(10,543)

Net investment income (loss)	(52)	53,656

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—
Realized capital gain (loss) on investments	(1,635)	(48,148)
Change in unrealized appreciation (depreciation)	—	101,279

Net gain (loss) on investments	(1,635)	53,131

Net increase (decrease) in net assets from operations	(1,687)	106,787

Contract owner transactions:
Variable annuity deposits	2,708	116,883
Terminations, withdrawals and annuity payments	—	(161,725)
Transfers between subaccounts, net	(1,013)	(30,379)
Maintenance charges and mortality adjustments	(8)	(4,169)

Increase (decrease) in net assets from contract transactions	1,687	(79,390)

Total increase (decrease) in net assets	—	27,397

Net assets as of December 31, 2023	$—	$1,284,834

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Notes to Financial Statements

December  31, 2023

1. Organization and Significant Accounting Policies

SBL Variable Annuity Account XIV (the Account) is a deferred variable annuity contract offered by Security Benefit Life Insurance Company (SBL). The Account is an investment company as defined by Financial Accounting Standard Board (FASB) Accounting Standard Codification (ASC) 946. The Account follows the accounting guidance as outlined in ASC 946. Purchase payments for AdvanceDesigns, AdvisorDesigns, EliteDesigns, EliteDesigns II, Security Benefit Advisor, SecureDesigns, and Valuebuilder are allocated to one or more of the subaccounts that comprise the Account. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. As directed by the owners, amounts directed to each subaccount are invested in a designated mutual fund as follows:

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
AB VPS Discovery Value Portfolio	B	AllianceBernstein LP	—
AB VPS Dynamic Asset Allocation	B	AllianceBernstein LP	—
AB VPS Relative Value Portfolio	B	AllianceBernstein LP	—
AB VPS Sustainable Global Thematic Growth	B	AllianceBernstein LP	—
AFIS Capital World Growth and Income	Class 4	Capital Research and Management Company	—
AFIS U.S. Government Securities	Class 4	Capital Research and Management Company	—
AFIS Washington Mutual Investors	Class 4	Capital Research and Management Company	—
Alger Capital Appreciation	Class S	Fred Alger Management, LLC	—
Alger Large Cap Growth	Class I-2	Fred Alger Management, LLC	—
Allspring Growth	A	Allspring Funds Management LLC	Allspring Global Investments, LLC
Allspring International Equity VT	2	Allspring Funds Management LLC	Allspring Global Investments, LLC
Allspring Large Cap Core	A	Allspring Funds Management LLC	Allspring Global Investments, LLC
Allspring Opportunity	A	Allspring Funds Management LLC	Allspring Global Investments, LLC
Allspring Opportunity VT	2	Allspring Funds Management LLC	Allspring Global Investments, LLC
Allspring Small Company Value	A	Allspring Funds Management LLC	Allspring Global Investments, LLC
Allspring VT Discovery All Cap Growth Fund	2	Allspring Funds Management LLC	Allspring Global Investments, LLC
ALPS/Alerian Energy Infrastructure	Class III	ALPS Advisors Inc	—
American Century Diversified Bond	A	American Century Investment Management, Inc	—
American Century Equity Income	A	American Century Investment Management, Inc	—
American Century Heritage	A	American Century Investment Management, Inc	—
American Century International Bond	A	American Century Investment Management, Inc	—
American Century International Growth	A	American Century Investment Management, Inc	—
American Century Select	A	American Century Investment Management, Inc	—
American Century Strategic Allocation: Aggressive	A	American Century Investment Management, Inc	—
American Century Strategic Allocation: Conservative	A	American Century Investment Management, Inc	—
American Century Strategic Allocation: Moderate	A	American Century Investment Management, Inc	—
American Century Ultra®	A	American Century Investment Management, Inc	—
American Century VP Disciplined Core Value	II	American Century Investment Management, Inc	—
American Century VP Inflation Protection	II	American Century Investment Management, Inc	—
American Century VP International	II	American Century Investment Management, Inc	—
American Century VP Mid Cap Value	II	American Century Investment Management, Inc	—
American Century VP Ultra®	II	American Century Investment Management, Inc	—

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
American Century VP Value	II	American Century Investment Management, Inc	—
American Funds IS® Asset Allocation	Class 4	Capital Research and Management Company	—
American Funds IS® Capital World Bond	Class 4	Capital Research and Management Company	—
American Funds IS® Global Growth	Class 4	Capital Research and Management Company	—
American Funds IS® Global Small Capitalization	Class 4	Capital Research and Management Company	—
American Funds IS® Growth	Class 4	Capital Research and Management Company	—
American Funds IS® Growth-Income	Class 4	Capital Research and Management Company	—
American Funds IS® International	Class 4	Capital Research and Management Company	—
American Funds IS® International Growth and Income	Class 4	Capital Research and Management Company	—
American Funds IS® Mortgage	Class 4	Capital Research and Management Company	—
American Funds IS® New World	Class 4	Capital Research and Management Company	—
AMG River Road Mid Cap Value	N	AMG Funds LLC	River Road Asset Management, LLC
Ariel®	—	Ariel Investments, LLC	—
Baron Asset	Retail	BAMCO Inc	—
BlackRock Advantage Large Cap Core V.I.	Class 3	BlackRock Advisors LLC	—
BlackRock Advantage Small Cap Growth	A	BlackRock Advisors LLC	—
BlackRock Basic Value V.I.	Class 3	BlackRock Advisors LLC	—
BlackRock Capital Appreciation V.I.	Class 3	BlackRock Advisors LLC	—
BlackRock Equity Dividend	A	BlackRock Advisors LLC	—
BlackRock Equity Dividend V.I.	Class 3	BlackRock Advisors LLC	—
BlackRock Global Allocation	A	BlackRock Advisors LLC	BlackRock (Singapore) Ltd
BlackRock Global Allocation V.I.	Class 3	BlackRock Advisors LLC	BlackRock (Singapore) Ltd
BlackRock High Yield V.I.	Class 3	BlackRock Advisors LLC	BlackRock International Ltd
BlackRock International Dividend	A	BlackRock Advisors LLC	BlackRock International Ltd
BlackRock Large Cap Focus Growth V.I.	Class 3	BlackRock Advisors LLC	—
BNY Mellon Appreciation	Investor	BNY Mellon Investment Adviser, Inc	Fayez Sarofim & Company
BNY Mellon Dynamic Value	A	BNY Mellon Investment Adviser, Inc	Newton Investment Management North America, LLC
BNY Mellon IP MidCap Stock	Service	BNY Mellon Investment Adviser, Inc	Newton Investment Management North America, LLC
BNY Mellon IP Small Cap Stock Index	Service	BNY Mellon Investment Adviser, Inc	—
BNY Mellon IP Technology Growth	Service	BNY Mellon Investment Adviser, Inc	Newton Investment Management North America, LLC
BNY Mellon Opportunistic Midcap Value	A	BNY Mellon Investment Adviser, Inc	Newton Investment Management North America, LLC
BNY Mellon Stock Index	Service	BNY Mellon Investment Adviser, Inc	Mellon Investments Corporation
BNY Mellon VIF Appreciation	Service	BNY Mellon Investment Adviser, Inc	Fayez Sarofim & Company
Calamos® Growth	A	Calamos Advisors LLC	—
Calamos® Growth and Income	A	Calamos Advisors LLC	—
Calamos® High Income Opportunities	A	Calamos Advisors LLC	—

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
ClearBridge Small Cap Growth	A	Legg Mason Partners Fund Advisor, LLC	ClearBridge Investments, LLC
ClearBridge Variable Aggressive Growth	Class II	Legg Mason Partners Fund Advisor, LLC	ClearBridge Investments, LLC
ClearBridge Variable Small Cap Growth	Class I	Legg Mason Partners Fund Advisor, LLC	ClearBridge Investments, LLC
Delaware Ivy Asset Strategy	A	Delaware Management Company	Macquarie Funds Management HK Ltd. Macquarie Investment Management Global Limited Macquarie Investment Management Austria Kapitalanlage AG Macquarie Investment Management Europe Limited
Delaware Ivy VIP Asset Strategy	Class II	Delaware Management Company	Macquarie Funds Management HK Ltd. Macquarie Investment Management Global Limited Macquarie Investment Management Austria Kapitalanlage AG Macquarie Investment Management Europe Limited
Delaware Ivy VIP Balanced	Class II	Delaware Management Company	Macquarie Funds Management HK Ltd. Macquarie Investment Management Global Limited Macquarie Investment Management Austria Kapitalanlage AG Macquarie Investment Management Europe Limited
Delaware Ivy VIP Core Equity	Class II	Delaware Management Company	—
Delaware Ivy VIP Energy	Class II	Delaware Management Company	Macquarie Funds Management HK Ltd. Macquarie Investment Management Global Limited
Delaware Ivy VIP Global Growth	Class II	Delaware Management Company	—
Delaware Ivy VIP Growth	Class II	Delaware Management Company	—
Delaware Ivy VIP High Income	Class II	Delaware Management Company	Macquarie Investment Management Global Limited Macquarie Investment Management Austria Kapitalanlage AG Macquarie Investment Management Europe Limited
Delaware Ivy VIP International Core Equity	Class II	Delaware Management Company	Macquarie Funds Management HK Ltd. Macquarie Investment Management Global Limited
Delaware Ivy VIP Limited-Term Bond	Class II	Delaware Management Company	Macquarie Investment Management Global Limited Macquarie Investment Management Austria Kapitalanlage AG Macquarie Investment Management Europe Limited
Delaware Ivy VIP Mid Cap Growth	Class II	Delaware Management Company	—
Delaware Ivy VIP Natural Resources	Class II	Delaware Management Company	Macquarie Funds Management HK Ltd. Macquarie Investment Management Global Limited
Delaware Ivy VIP Science And Technology	Class II	Delaware Management Company	—
Delaware Ivy VIP Small Cap Growth	Class II	Delaware Management Company	—
Delaware Ivy VIP Smid Cap Core	Class II	Delaware Management Company	Macquarie Funds Management HK Ltd. Macquarie Investment Management Global Limited

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Delaware Ivy VIP Value	Class II	Delaware Management Company	—
Delaware VIP Global Equity	Class II	Delaware Management Company	Macquarie Funds Management HK Ltd. Macquarie Investment Management Global Limited
Delaware VIP Real Estate Securities	Class II	Delaware Management Company	Securian Asset Management, Inc.
Dimensional VA Equity Allocation	Institutional	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd DFA Australia Ltd
Dimensional VA Global Bond Portfolio	—	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd DFA Australia Ltd
Dimensional VA Global Moderate Allocation	Institutional	Dimensional Fund Advisors LP	—
Dimensional VA International Small Portfolio	—	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd DFA Australia Ltd
Dimensional VA International Value Portfolio	—	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd DFA Australia Ltd
Dimensional VA Short-Term Fixed Portfolio	—	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd DFA Australia Ltd
Dimensional VA U.S. Large Value Portfolio	—	Dimensional Fund Advisors LP	—
Dimensional VA U.S. Targeted Value Portfolio	—	Dimensional Fund Advisors LP	—
Donoghue Forlines Dividend VIT Fund	1	Donoghue Forlines, LLC	—
Donoghue Forlines Momentum VIT Fund	1	Donoghue Forlines, LLC	—
DWS Capital Growth VIP	B	DWS Investment Management Americas, Inc	—
DWS Core Equity VIP	B	DWS Investment Management Americas, Inc	—
DWS CROCI® U.S. VIP	B	DWS Investment Management Americas, Inc	—
DWS Global Small Cap VIP	B	DWS Investment Management Americas, Inc	—
DWS High Income VIP	B	DWS Investment Management Americas, Inc	—
DWS International Growth VIP	B	DWS Investment Management Americas, Inc	—
DWS Small Mid Cap Value VIP	B	DWS Investment Management Americas, Inc	—
Eaton Vance VT Floating-Rate Income	—	Eaton Vance Management	—
Federated Hermes Corporate Bond	A	Federated Investment Management Company	—
Federated Hermes Fund for U.S. Government Securities II	Primary	Federated Investment Management Company	—
Federated Hermes High Income Bond II	Service	Federated Investment Management Company	—
Fidelity® Advisor Dividend Growth	M	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® Advisor International Capital Appreciation	M	Fidelity Management & Research Company LLC

FMR Investment Management (UK) Ltd

Fidelity Management & Research (Japan) Ltd

FIL Investments (Japan) Ltd

Fil Investment Advisors

FIL Investment Advisors (UK) Ltd

Fidelity Management & Research (UK) Ltd

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Fidelity® Advisor Leveraged Company Stock	M	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® Advisor New Insights	M	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® Advisor Real Estate	M	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® Advisor Stock Selector Mid Cap	M	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® Advisor Value Strategies	M	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP Balanced	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP Contrafund	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP Disciplined Small Cap	Service Class 2	Fidelity Management & Research Company LLC	Geode Capital Management, LLC
Fidelity® VIP Emerging Markets	Service Class 2	Fidelity Management & Research Company LLC

FMR Investment Management (UK) Ltd

Fidelity Management & Research (Japan) Ltd

FIL Investments (Japan) Ltd

Fil Investment Advisors

FIL Investment Advisors (UK) Ltd

Fidelity Management & Research (UK) Ltd

Fidelity® VIP Equity-Income	Service Class 2	Fidelity Management & Research Company LLC	Fidelity Management & Research (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd FMR Co., Inc (FMRC)
Fidelity® VIP Growth & Income	Service Class 2	Fidelity Management & Research Company LLC	Fidelity Management & Research (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd FMR Co., Inc (FMRC)
Fidelity® VIP Growth Opportunities	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Fidelity® VIP High Income	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP Index 500	Service Class 2	Fidelity Management & Research Company LLC	Geode Capital Management, LLC
Fidelity® VIP Investment Grade Bond	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP Mid Cap	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP Overseas	Service Class 2	Fidelity Management & Research Company LLC

FMR Investment Management (UK) Ltd

Fidelity Management & Research (Japan) Ltd

FIL Investments (Japan) Ltd

Fil Investment Advisors

Fidelity Management & Research (HK) Ltd

FIL Investment Advisors (UK) Ltd

Fidelity® VIP Real Estate	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP Strategic Income	Service Class 2	Fidelity Management & Research Company LLC

FMR Investment Management (UK) Ltd

Fidelity Management & Research (Japan) Ltd

FIL Investments (Japan) Ltd

Fil Investment Advisors

FIL Investment Advisors (UK) Ltd

Fidelity Management & Research (UK) Ltd

Franklin Allocation VIP Fund	Class 4	Franklin Advisers, Inc	Templeton Global Advisors Ltd Franklin Templeton Institutional, LLC
Franklin DynaTech VIP	Class 2	Franklin Advisers, Inc	—
Franklin Growth and Income VIP Fund	Class 2	Franklin Advisers, Inc	—
Franklin Income VIP Fund	Class 2	Franklin Advisers, Inc	—
Franklin Large Cap Growth VIP Fund	Class 2	Franklin Advisers, Inc	—
Franklin Mutual Global Discovery VIP Fund	Class 2	Franklin Mutual Advisers, LLC	—
Franklin Mutual Shares VIP Fund	Class 2	Franklin Mutual Advisers, LLC	—
Franklin Rising Dividends VIP Fund	Class 2	Franklin Advisers, Inc	—
Franklin Small Cap Value VIP Fund	Class 2	Franklin Mutual Advisers, LLC	—
Franklin Small-Mid Cap Growth VIP Fund	Class 2	Franklin Advisers, Inc	—
Franklin Strategic Income VIP Fund	Class 2	Franklin Advisers, Inc	—
Franklin U.S. Government Securities VIP Fund	Class 2	Franklin Advisers, Inc	—
Goldman Sachs Emerging Markets Equity	Service	Goldman Sachs Asset Management, LP	—
Goldman Sachs Government Income	Service	Goldman Sachs Asset Management, LP	—

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Goldman Sachs VIT International Equity Insights	Service	Goldman Sachs Asset Management, LP	—
Goldman Sachs VIT Large Cap Value	Service	Goldman Sachs Asset Management, LP	—
Goldman Sachs VIT Mid Cap Growth Fund	Service	Goldman Sachs Asset Management, LP	—
Goldman Sachs VIT Mid Cap Value	Service	Goldman Sachs Asset Management, LP	—
Goldman Sachs VIT Small Cap Equity Insights	Service	Goldman Sachs Asset Management, LP	—
Goldman Sachs VIT Strategic Growth	Service	Goldman Sachs Asset Management, LP	—
Guggenheim Alpha Opportunity	A	Security Investors, LLC	—
Guggenheim Core Bond	A	Security Investors, LLC	—
Guggenheim Floating Rate Strategies	A	Guggenheim Partners Investment Mgmt LLC	—
Guggenheim High Yield	A	Security Investors, LLC	—
Guggenheim Large Cap Value	A	Security Investors, LLC	—
Guggenheim Long Short Equity	P	Security Investors, LLC	—
Guggenheim Macro Opportunities	A	Guggenheim Partners Investment Mgmt LLC	—
Guggenheim Managed Futures Strategy	P	Security Investors, LLC	—
Guggenheim Multi-Hedge Strategies	P	Security Investors, LLC	—
Guggenheim Small Cap Value	A	Security Investors, LLC	—
Guggenheim SMid Cap Value	A	Security Investors, LLC	—
Guggenheim StylePlus Large Core	A	Security Investors, LLC	—
Guggenheim StylePlus Mid Growth	A	Security Investors, LLC	—
Guggenheim Total Return Bond	A	Guggenheim Partners Investment Mgmt LLC	—
Guggenheim VIF All Cap Value	—	Security Investors, LLC	—
Guggenheim VIF Alpha Opportunity	—	Security Investors, LLC	—
Guggenheim VIF Floating Rate Strategies	—	Guggenheim Partners Investment Mgmt LLC	—
Guggenheim VIF Global Managed Futures Strategy	—	Security Investors, LLC	—
Guggenheim VIF High Yield	—	Security Investors, LLC	—
Guggenheim VIF Large Cap Value	—	Security Investors, LLC	—
Guggenheim VIF Long Short Equity	—	Security Investors, LLC	—
Guggenheim VIF Managed Asset Allocation	—	Security Investors, LLC	—
Guggenheim VIF Multi-Hedge Strategies	—	Security Investors, LLC	—
Guggenheim VIF Small Cap Value	—	Security Investors, LLC	—
Guggenheim VIF SMid Cap Value	—	Security Investors, LLC	—
Guggenheim VIF StylePlus Large Core	—	Security Investors, LLC	—
Guggenheim VIF StylePlus Large Growth	—	Security Investors, LLC	—
Guggenheim VIF StylePlus Mid Growth	—	Security Investors, LLC	—
Guggenheim VIF StylePlus Small Growth	—	Security Investors, LLC	—
Guggenheim VIF Total Return Bond	—	Security Investors, LLC	—
Guggenheim VIF World Equity Income	—	Security Investors, LLC	—
Guggenheim World Equity Income	A	Security Investors, LLC	—
Invesco American Franchise	A	Invesco Advisers, Inc	—
Invesco Comstock	A	Invesco Advisers, Inc	—

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Invesco Developing Markets	Class A	Invesco Advisers, Inc	—
Invesco Discovery	Class A	Invesco Advisers, Inc	—
Invesco Discovery Mid Cap Growth	A	Invesco Advisers, Inc	—
Invesco Energy	A	Invesco Advisers, Inc	—
Invesco Equity and Income	A	Invesco Advisers, Inc	—
Invesco Global	Class A	Invesco Advisers, Inc	—
Invesco Gold & Special Minerals	A	Invesco Advisers, Inc	—
Invesco Main Street Mid Cap	A	Invesco Advisers, Inc	—
Invesco Oppenheimer V.I. International Growth Fund	Series II	Invesco Advisers, Inc	—
Invesco Small Cap Growth	A	Invesco Advisers, Inc	—
Invesco Technology	A	Invesco Advisers, Inc	—
Invesco V.I. American Franchise	Series I	Invesco Advisers, Inc	—
Invesco V.I. American Franchise	Series II	Invesco Advisers, Inc	—
Invesco V.I. American Value	Series II	Invesco Advisers, Inc	—
Invesco V.I. Balanced-Risk Allocation	Series II	Invesco Advisers, Inc	—
Invesco V.I. Comstock	Series II	Invesco Advisers, Inc	—
Invesco V.I. Core Equity	Series II	Invesco Advisers, Inc	—
Invesco V.I. Core Plus Bond	Series II	Invesco Advisers, Inc	—
Invesco V.I. Discovery Mid Cap Growth	Series II	Invesco Advisers, Inc	—
Invesco V.I. Equally-Weighted S&P 500	Series II	Invesco Advisers, Inc	Invesco Capital Management LLC
Invesco V.I. Equity and Income	Series II	Invesco Advisers, Inc	—
Invesco V.I. EVQ International Equity Fund	Series II	Invesco Advisers, Inc	—
Invesco V.I. Global	Series II	Invesco Advisers, Inc	—
Invesco V.I. Global Core Equity	Series II	Invesco Advisers, Inc	Invesco Canada Ltd
Invesco V.I. Global Real Estate	Series I	Invesco Advisers, Inc	Invesco Asset Management Ltd
Invesco V.I. Global Real Estate	Series II	Invesco Advisers, Inc	Invesco Asset Management Ltd
Invesco V.I. Global Strategic Income	Series II	Invesco Advisers, Inc	—
Invesco V.I. Government Money Market	Series II	Invesco Advisers, Inc	—
Invesco V.I. Government Securities	Series II	Invesco Advisers, Inc	—
Invesco V.I. Growth and Income	Series II	Invesco Advisers, Inc	—
Invesco V.I. Health Care	Series I	Invesco Advisers, Inc	—
Invesco V.I. Health Care	Series II	Invesco Advisers, Inc	—
Invesco V.I. High Yield	Series II	Invesco Advisers, Inc	—
Invesco V.I. Main Street Mid Cap Fund®	Series II	Invesco Advisers, Inc	—
Invesco V.I. Main Street Small Cap Fund®	Series II	Invesco Advisers, Inc	—
Invesco V.I. Small Cap Equity	Series II	Invesco Advisers, Inc	—
Invesco Value Opportunities	A	Invesco Advisers, Inc	—
Janus Henderson Adaptive Risk Managed U.S. Equity	S	Janus Capital Management LLC	INTECH Investment Management LLC
Janus Henderson Mid Cap Value	S	Janus Capital Management LLC	—
Janus Henderson Overseas	S	Janus Capital Management LLC	—

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Janus Henderson VIT Enterprise	Service	Janus Capital Management LLC	—
Janus Henderson VIT Forty	Service	Janus Capital Management LLC	—
Janus Henderson VIT Mid Cap Value	Service	Janus Capital Management LLC	—
Janus Henderson VIT Overseas	Service	Janus Capital Management LLC	—
Janus Henderson VIT Research	Service	Janus Capital Management LLC	—
Lord Abbett Series Bond-Debenture VC	VC	Lord, Abbett & Co LLC	—
Lord Abbett Series Developing Growth VC	VC	Lord, Abbett & Co LLC	—
Lord Abbett Series Dividend Growth VC	VC	Lord, Abbett & Co LLC	—
Lord Abbett Series Fundamental Equity VC	VC	Lord, Abbett & Co LLC	—
Lord Abbett Series Growth and Income VC	VC	Lord, Abbett & Co LLC	—
Lord Abbett Series Growth Opportunities VC	VC	Lord, Abbett & Co LLC	—
Lord Abbett Series Mid Cap Stock VC	VC	Lord, Abbett & Co LLC	—
Lord Abbett Series Total Return VC	VC	Lord, Abbett & Co LLC	—
LVIP JPMorgan Core Bond Fund	Service Class	J.P. Morgan Investment Management, Inc	—
LVIP JPMorgan Small Cap Core Fund	Service Class	J.P. Morgan Investment Management, Inc	—
LVIP JPMorgan US Equity Fund	Service Class	J.P. Morgan Investment Management, Inc	—
MFS® VIT Emerging Markets Equity	Service	Massachusetts Financial Services Company	—
MFS® VIT Global Tactical Allocation	Service	Massachusetts Financial Services Company	—
MFS® VIT High Yield	Service	Massachusetts Financial Services Company	—
MFS® VIT II MA Investors Growth Stock	Service	Massachusetts Financial Services Company	—
MFS® VIT II Research International	Service	Massachusetts Financial Services Company	—
MFS® VIT International Intrinsic Value	Service	Massachusetts Financial Services Company	—
MFS® VIT Investors Trust	Service	Massachusetts Financial Services Company	—
MFS® VIT New Discovery	Service	Massachusetts Financial Services Company	—
MFS® VIT Research	Service	Massachusetts Financial Services Company	—
MFS® VIT Total Return	Service	Massachusetts Financial Services Company	—
MFS® VIT Total Return Bond	Service	Massachusetts Financial Services Company	—
MFS® VIT Utilities	Service	Massachusetts Financial Services Company	—
Morgan Stanley VIF Emerging Markets Debt	II	Morgan Stanley Investment Management, Inc	Morgan Stanley Investment Management Ltd
Morgan Stanley VIF Emerging Markets Equity	II	Morgan Stanley Investment Management, Inc	Morgan Stanley Investment Management Co
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	Morningstar Investment Management LLC
Morningstar Balanced ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	Morningstar Investment Management LLC
Morningstar Conservative ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	Morningstar Investment Management LLC
Morningstar Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	Morningstar Investment Management LLC
Morningstar Income and Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	Morningstar Investment Management LLC
Neuberger Berman AMT Sustainable Equity	I	Neuberger Berman Investment Advisers LLC	—
Neuberger Berman AMT Sustainable Equity	S	Neuberger Berman Investment Advisers LLC	—
Neuberger Berman Core Bond	A	Neuberger Berman Investment Advisers LLC	—

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Neuberger Berman Large Cap Value	Advisor	Neuberger Berman Investment Advisers LLC	—
Neuberger Berman Sustainable Equity	Trust	Neuberger Berman Investment Advisers LLC	—
North Square Spectrum Alpha	A	Northern Trust Investments Inc	NSI Retail Advisors, LLC
Northern Global Tactical Asset Allocation	A	Northern Trust Investments Inc	—
Northern Large Cap Core	—	Northern Trust Investments Inc	—
Northern Large Cap Value	—	Northern Trust Investments Inc	—
PGIM Focused Growth	A	PGIM Investments LLC	Jennison Associates LLC
PGIM Jennison Mid-Cap Growth	A	PGIM Investments LLC	Jennison Associates LLC
PGIM Jennison Natural Resources	A	PGIM Investments LLC	Jennison Associates LLC
PGIM Jennison Small Company	A	PGIM Investments LLC	Jennison Associates LLC
PGIM Quant Solutions Small-Cap Value	A	PGIM Investments LLC	PGIM Quantitative Solutions LLC
PIMCO All Asset	R	Pacific Investment Management Company, LLC	Research Affiliates LLC
PIMCO CommodityRealReturn Strategy	A	Pacific Investment Management Company, LLC	—
PIMCO Emerging Markets Bond	A	Pacific Investment Management Company, LLC	—
PIMCO High Yield	A	Pacific Investment Management Company, LLC	—
PIMCO International Bond (U.S. Dollar-Hedged)	R	Pacific Investment Management Company, LLC	—
PIMCO Low Duration	R	Pacific Investment Management Company, LLC	—
PIMCO Real Return	R	Pacific Investment Management Company, LLC	—
PIMCO StocksPLUS® Small Fund	A	Pacific Investment Management Company, LLC	—
PIMCO Total Return	R	Pacific Investment Management Company, LLC	—
PIMCO VIT All Asset	Administrative	Pacific Investment Management Company, LLC	Research Affiliates LLC
PIMCO VIT All Asset	Advisor	Pacific Investment Management Company, LLC	Research Affiliates LLC
PIMCO VIT CommodityRealReturn Strategy	Administrative	Pacific Investment Management Company, LLC	—
PIMCO VIT CommodityRealReturn Strategy	Advisor	Pacific Investment Management Company, LLC	—
PIMCO VIT Emerging Markets Bond	Advisor	Pacific Investment Management Company, LLC	—
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	Advisor	Pacific Investment Management Company, LLC	—
PIMCO VIT Global Managed Asset Allocation	Advisor	Pacific Investment Management Company, LLC	—
PIMCO VIT High Yield	Advisor	Pacific Investment Management Company, LLC	—
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	Administrative	Pacific Investment Management Company, LLC	—
PIMCO VIT International Bond Portfolio (Unhedged)	Advisor	Pacific Investment Management Company, LLC	—
PIMCO VIT Low Duration	Administrative	Pacific Investment Management Company, LLC	—
PIMCO VIT Low Duration	Advisor	Pacific Investment Management Company, LLC	—
PIMCO VIT Real Return	Administrative	Pacific Investment Management Company, LLC	—
PIMCO VIT Real Return	Advisor	Pacific Investment Management Company, LLC	—
PIMCO VIT Short-Term	Advisor	Pacific Investment Management Company, LLC	—
PIMCO VIT Total Return	Administrative	Pacific Investment Management Company, LLC	—
PIMCO VIT Total Return	Advisor	Pacific Investment Management Company, LLC	—
Pioneer Bond VCT	II	Amundi Asset Management US, Inc	—
Pioneer Equity Income VCT	II	Amundi Asset Management US, Inc	—

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Pioneer High Yield VCT	II	Amundi Asset Management US, Inc	—
Pioneer Real Estate Shares VCT	II	Amundi Asset Management US, Inc	—
Pioneer Strategic Income	A	Amundi Asset Management US, Inc	—
Pioneer Strategic Income VCT	II	Amundi Asset Management US, Inc	—
Putnam VT Core Equity Fund	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Putnam VT Diversified Income	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Putnam VT Global Asset Allocation	IB	Putnam Investment Management, LLC	Putnam Advisory Company, LLC Putnam Investments Ltd
Putnam VT High Yield	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Putnam VT Income	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Putnam VT Large Cap Growth Fund	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Putnam VT Large Cap Value	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Putnam VT Multi-Asset Absolute Return	IB	Putnam Investment Management, LLC	Putnam Advisory Company, LLC Putnam Investments Ltd
Putnam VT Small Cap Growth	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Putnam VT Small Cap Value	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Redwood Managed Volatility	Class N	Redwood Investment Management, LLC	—
Royce Micro-Cap	Investment	Royce & Associates, LP	—
Royce Small-Cap Opportunity	Service	Royce & Associates, LP	—
Royce Small-Cap Value	Service	Royce & Associates, LP	—
Rydex VIF Banking	—	Security Investors, LLC	—
Rydex VIF Basic Materials	—	Security Investors, LLC	—
Rydex VIF Biotechnology	—	Security Investors, LLC	—
Rydex VIF Commodities Strategy	—	Security Investors, LLC	—
Rydex VIF Consumer Products	—	Security Investors, LLC	—
Rydex VIF Dow 2x Strategy	—	Security Investors, LLC	—
Rydex VIF Electronics	—	Security Investors, LLC	—
Rydex VIF Energy	—	Security Investors, LLC	—
Rydex VIF Energy Services	—	Security Investors, LLC	—
Rydex VIF Europe 1.25x Strategy	—	Security Investors, LLC	—
Rydex VIF Financial Services	—	Security Investors, LLC	—
Rydex VIF Government Long Bond 1.2x Strategy	—	Security Investors, LLC	—
Rydex VIF Health Care	—	Security Investors, LLC	—
Rydex VIF High Yield Strategy	—	Security Investors, LLC	—
Rydex VIF Internet	—	Security Investors, LLC	—
Rydex VIF Inverse Dow 2x Strategy	—	Security Investors, LLC	—
Rydex VIF Inverse Government Long Bond Strategy	—	Security Investors, LLC	—
Rydex VIF Inverse Mid-Cap Strategy	—	Security Investors, LLC	—
Rydex VIF Inverse NASDAQ-100® Strategy	—	Security Investors, LLC	—
Rydex VIF Inverse Russell 2000® Strategy	—	Security Investors, LLC	—

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Rydex VIF Inverse S&P 500 Strategy	—	Security Investors, LLC	—
Rydex VIF Japan 2x Strategy	—	Security Investors, LLC	—
Rydex VIF Leisure	—	Security Investors, LLC	—
Rydex VIF Mid-Cap 1.5x Strategy	—	Security Investors, LLC	—
Rydex VIF Money Market	—	Security Investors, LLC	—
Rydex VIF NASDAQ-100®	—	Security Investors, LLC	—
Rydex VIF NASDAQ-100® 2x Strategy	—	Security Investors, LLC	—
Rydex VIF Nova	—	Security Investors, LLC	—
Rydex VIF Precious Metals	—	Security Investors, LLC	—
Rydex VIF Real Estate	—	Security Investors, LLC	—
Rydex VIF Retailing	—	Security Investors, LLC	—
Rydex VIF Russell 2000® 1.5x Strategy	—	Security Investors, LLC	—
Rydex VIF Russell 2000® 2x Strategy	—	Security Investors, LLC	—
Rydex VIF S&P 500 2x Strategy	—	Security Investors, LLC	—
Rydex VIF S&P 500 Pure Growth	—	Security Investors, LLC	—
Rydex VIF S&P 500 Pure Value	—	Security Investors, LLC	—
Rydex VIF S&P MidCap 400 Pure Growth	—	Security Investors, LLC	—
Rydex VIF S&P MidCap 400 Pure Value	—	Security Investors, LLC	—
Rydex VIF S&P SmallCap 600 Pure Growth	—	Security Investors, LLC	—
Rydex VIF S&P SmallCap 600 Pure Value	—	Security Investors, LLC	—
Rydex VIF Strengthening Dollar 2x Strategy	—	Security Investors, LLC	—
Rydex VIF Technology	—	Security Investors, LLC	—
Rydex VIF Telecommunications	—	Security Investors, LLC	—
Rydex VIF Transportation	—	Security Investors, LLC	—
Rydex VIF Utilities	—	Security Investors, LLC	—
Rydex VIF Weakening Dollar 2x Strategy	—	Security Investors, LLC	—
T. Rowe Price Blue Chip Growth	II	T. Rowe Price Associates, Inc	—
T. Rowe Price Capital Appreciation	Advisor	T. Rowe Price Associates, Inc	—
T. Rowe Price Equity Income	II	T. Rowe Price Associates, Inc	—
T. Rowe Price Growth Stock	R	T. Rowe Price Associates, Inc	—
T. Rowe Price Health Sciences	II	T. Rowe Price Associates, Inc	—
T. Rowe Price Limited-Term Bond	II	T. Rowe Price Associates, Inc	—
T. Rowe Price Retirement 2010	R	T. Rowe Price Associates, Inc	—
T. Rowe Price Retirement 2015	R	T. Rowe Price Associates, Inc	—
T. Rowe Price Retirement 2020	R	T. Rowe Price Associates, Inc	—
T. Rowe Price Retirement 2025	R	T. Rowe Price Associates, Inc	—
T. Rowe Price Retirement 2030	R	T. Rowe Price Associates, Inc	—
T. Rowe Price Retirement 2035	R	T. Rowe Price Associates, Inc	—
T. Rowe Price Retirement 2040	R	T. Rowe Price Associates, Inc	—
T. Rowe Price Retirement 2045	R	T. Rowe Price Associates, Inc	—

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
T. Rowe Price Retirement 2050	R	T. Rowe Price Associates, Inc	—
T. Rowe Price Retirement 2055	R	T. Rowe Price Associates, Inc	—
T. Rowe Price Retirement Balanced	R	T. Rowe Price Associates, Inc	—
Templeton Developing Markets VIP Fund	Class 2	Templeton Asset Management Ltd	Franklin Templeton Inv Mgmt Ltd
Templeton Foreign VIP Fund	Class 2	Templeton Investment Counsel LLC	—
Templeton Global Bond VIP Fund	Class 2	Franklin Advisers, Inc	—
Templeton Growth VIP Fund	Class 2	Templeton Global Advisors Ltd	—
Third Avenue Value	—	Third Avenue Management LLC	—
TOPS® Aggressive Growth ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
TOPS® Balanced ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
TOPS® Conservative ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
TOPS® Growth ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
TOPS® Managed Risk Balanced ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
TOPS® Managed Risk Growth ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
TOPS® Managed Risk Moderate Growth ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
TOPS® Moderate Growth ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
VanEck VIP Global Gold	S	Van Eck Associates Corporation	—
VanEck VIP Global Resources	S	Van Eck Associates Corporation	—
Vanguard® VIF Balanced	—	Wellington Management Company LLP	—
Vanguard® VIF Capital Growth	—	PRIMECAP Management Company	—
Vanguard® VIF Conservative Allocation	—	Vanguard Group Inc	—
Vanguard® VIF Diversified Value	—	Lazard Asset Management LLC; Hotchkis & Wiley Capital Management LLC	—
Vanguard® VIF Equity Income	—	Vanguard Group Inc Wellington Management Company LLP	—
Vanguard® VIF Equity Index	—	Vanguard Group Inc	—
Vanguard® VIF Global Bond Index	—	Vanguard Group Inc	—
Vanguard® VIF Growth	—	Wellington Management Company LLP	—
Vanguard® VIF High Yield Bond	—	Wellington Management Company LLP	—
Vanguard® VIF International	—	Baillie Gifford Overseas Ltd; Schroder Investment Management North America Inc	—
Vanguard® VIF Mid-Cap Index	—	Vanguard Group Inc	—
Vanguard® VIF Moderate Allocation	—	Vanguard Group Inc	—
Vanguard® VIF Real Estate Index	—	Vanguard Group Inc	—
Vanguard® VIF Short Term Investment Grade	—	Vanguard Group Inc	—
Vanguard® VIF Small Company Growth	—	ArrowMark Colorado Holdings, LLC (ArrowMark Partners); Vanguard Group Inc	—
Vanguard® VIF Total Bond Market Index	—	Vanguard Group Inc	—
Vanguard® VIF Total International Stock Market Index	—	Vanguard Group Inc	—
Vanguard® VIF Total Stock Market Index	—	Vanguard Group Inc	—

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Victory RS Partners	A	Victory Capital Management Inc	—
Victory RS Science and Technology	A	Victory Capital Management Inc	—
Victory RS Value	A	Victory Capital Management Inc	—
Virtus Ceredex Mid Cap Value Equity	A	Virtus Fund Advisers, LLC	Ceredex Value Advisors LLC
Virtus Duff & Phelps Real Estate Securities Series	A	Virtus Investment Advisers, Inc	Duff & PheLPs Investment Management Co
Virtus KAR Small-Cap Growth Series	A	Virtus Investment Advisers, Inc	Kayne Anderson Rudnick Inv Mgmt., LLC
Virtus Newfleet Multi-Sector Intermediate Bond Series	A	Virtus Investment Advisers, Inc	Newfleet Asset Management, LLC
Virtus SGA International Growth Series	A	Virtus Investment Advisers, Inc	Sustainable Growth Advisers, LP
Virtus Strategic Allocation Series	A	Virtus Investment Advisors (VIA)	Newfleet Asset Management, LLC Kayne Anderson Rudnick Investment Management LLC
Voya MidCap Opportunities Portfolio	S2	Voya Investments, LLC	Voya Investment Management Co. LLC
VY CBRE Global Real Estate Portfolio	S2	Voya Investments, LLC	CBRE Clarion Securities LLC
VY CBRE Real Estate Portfolio	S2	Voya Investments, LLC	CBRE Clarion Securities LLC
Western Asset Variable Global High Yield Bond	II	Legg Mason Partners Fund Advisor, LLC	Western Asset Management Company Pte Ltd – Singapore Inc Western Asset Management Company, LLC Inc Western Asset Management Company Ltd – UK

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from SBL’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business SBL may conduct.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Four Hundred Twenty-nine subaccounts are currently offered by the Account. The following subaccounts had no activity for two consecutive years and are not included in the statements of net assets or the statements of operations and changes in net assets:

Subaccount
Donoghue Forlines Dividend VIT Fund
Donoghue Forlines Momentum VIT Fund
Invesco V.I. High Yield
Janus Henderson VIT Forty
Lord Abbett Series Fundamental Equity VC
Lord Abbett Series Growth and Income VC
TOPS® Managed Risk Growth ETF

All subaccounts reported a full twelve month period except for the following as indicated:

Inception Date	Subaccount
December 17, 2021	Donoghue Forlines Dividend VIT Fund
December 17, 2021	Donoghue Forlines Momentum VIT Fund
May 1, 2019	Dimensional VA Equity Allocation
May 1, 2019	Dimensional VA Global Moderate Allocation
May 1, 2019	Vanguard® VIF Global Bond Index
May 1, 2019	Vanguard® VIF Total International Stock Market Index

During the current year the following subaccount name changes were made effective:

Date	New Name	Old Name
April 28, 2023	LVIP JPMorgan Core Bond Fund	JPMorgan Insurance Trust Core Bond Portfolio
April 28, 2023	LVIP JPMorgan Small Cap Core Fund	JPMorgan Insurance Trust Small Cap Core Portfolio
April 28, 2023	LVIP JPMorgan US Equity Fund	JPMorgan Insurance Trust US Equity Portfolio
April 28, 2023	Putnam VT Core Equity Fund	Putnam VT Multi-Cap Core
April 28, 2023	Putnam VT Large Cap Growth Fund	Putnam VT Growth Opportunities
May 1, 2023	AB VPS Discovery Value Portfolio	AB VPS Small/Mid Cap Value
May 1, 2023	AB VPS Relative Value Portfolio	AB VPS Growth and Income
May 1, 2023	Allspring VT Discovery All Cap Growth Fund	Allspring Omega Growth VT
October 31, 2023	Delaware VIP Global Equity	Delaware VIP Global Value Equity

During the current year the following subaccounts were liquidated and subsequently reinvested:

Date	Liquidated Subaccount	Reinvested Subaccount	Transferred Assets ($)
April 21, 2023	Putnam VT Multi-Asset Absolute Return	Rydex VIF Money Market	168,608
April 28, 2023	Pioneer Real Estate Shares VCT	Rydex VIF Money Market	—

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

The following subaccounts are closed to new investments:

Subaccount
Alger Capital Appreciation
Allspring Growth
American Century VP Mid Cap Value
Fidelity® Advisor International Capital Appreciation
Invesco Small Cap Growth
PGIM Quant Solutions Small-Cap Value
PIMCO VIT Low Duration Administrative
PIMCO VIT Real Return Administrative
Rydex VIF Dow 2x Strategy
Rydex VIF Europe 1.25x Strategy
Rydex VIF Government Long Bond 1.2x Strategy
Rydex VIF Inverse Dow 2x Strategy
Rydex VIF Inverse Government Long Bond Strategy
Rydex VIF Inverse Mid-Cap Strategy
Rydex VIF Inverse NASDAQ-100® Strategy
Rydex VIF Inverse Russell 2000® Strategy
Rydex VIF Inverse S&P 500 Strategy
Rydex VIF Japan 2x Strategy
Rydex VIF Mid-Cap 1.5x Strategy
Rydex VIF NASDAQ-100® 2x Strategy
Rydex VIF Nova
Rydex VIF Russell 2000® 1.5x Strategy
Rydex VIF Russell 2000® 2x Strategy
Rydex VIF S&P 500 2x Strategy
Rydex VIF Strengthening Dollar 2x Strategy
Rydex VIF Weakening Dollar 2x Strategy
Vanguard® VIF Small Company Growth
Victory RS Partners

Investment Valuation

Investments in mutual fund shares are carried in the statements of net assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

The cost of investment purchases and proceeds from investments sold for the year ended December 31, 2023, were as follows:

Subaccount	Cost of Purchases	Proceeds from Sales
AB VPS Discovery Value Portfolio (a)	$495,555	$1,293,299
AB VPS Dynamic Asset Allocation	4,524	253,924
AB VPS Relative Value Portfolio (a)	18,611	120,131
AB VPS Sustainable Global Thematic Growth	9,735	5,350
AFIS Capital World Growth and Income	1,717	15,282
AFIS U.S. Government Securities	260,081	295,044
AFIS Washington Mutual Investors	158,684	43,420

(a)	Name change. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Alger Capital Appreciation (c)	$227,927	$273,110
Alger Large Cap Growth	200,192	226,957
Allspring Growth (c)	98,339	76,499
Allspring International Equity VT	627	107
Allspring Large Cap Core	106,202	107,625
Allspring Opportunity	41,655	127,965
Allspring Opportunity VT	87,152	97,358
Allspring Small Company Value	909,291	451,590
Allspring VT Discovery All Cap Growth Fund (a)	15,549	27,140
ALPS/Alerian Energy Infrastructure	30,225	38,167
American Century Diversified Bond	120,837	25,864
American Century Equity Income	944,218	1,602,709
American Century Heritage	185,322	322,489
American Century International Bond	82,475	13,645
American Century International Growth	208,188	902,716
American Century Select	749,674	502,073
American Century Strategic Allocation: Aggressive	75,598	47,464
American Century Strategic Allocation: Conservative	19,497	152,680
American Century Strategic Allocation: Moderate	181,408	537,411
American Century Ultra®	88,557	90,224
American Century VP Disciplined Core Value	2,293	14,039
American Century VP Inflation Protection	132,650	1,184,882
American Century VP International	19,213	28,445
American Century VP Mid Cap Value (c)	753,445	1,932,628
American Century VP Ultra®	4,576,071	3,027,519
American Century VP Value	6,648,208	4,705,525
American Funds IS® Asset Allocation	2,642,363	3,761,373
American Funds IS® Capital World Bond	102,251	366,927
American Funds IS® Global Growth	1,477,447	917,871
American Funds IS® Global Small Capitalization	105,258	37,023
American Funds IS® Growth	1,107,114	888,708
American Funds IS® Growth-Income	4,778,898	5,782,742
American Funds IS® International	1,548,320	1,618,159
American Funds IS® International Growth and Income	264,060	62,263
American Funds IS® Mortgage	2,255	22,326
American Funds IS® New World	1,214,539	974,336
AMG River Road Mid Cap Value	80,652	192,191
Ariel®	200,763	355,037
Baron Asset	64,406	61,717
BlackRock Advantage Large Cap Core V.I.	383,536	588,341
BlackRock Advantage Small Cap Growth	8,274	9,120
BlackRock Basic Value V.I.	12,585	1,837
BlackRock Capital Appreciation V.I.	235,980	35,644
BlackRock Equity Dividend	55,858	35,770
BlackRock Equity Dividend V.I.	1,805,115	1,034,933
BlackRock Global Allocation	4,350	76,821
BlackRock Global Allocation V.I.	173,512	511,245
BlackRock High Yield V.I.	28,854,220	27,432,003

(a)	Name change. See Note 1.
(c)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
BlackRock International Dividend	$168,090	$63,470
BlackRock Large Cap Focus Growth V.I.	1,234,186	264,927
BNY Mellon Appreciation	1,317,296	1,183,635
BNY Mellon Dynamic Value	591,523	683,034
BNY Mellon IP MidCap Stock	254,424	1,344,082
BNY Mellon IP Small Cap Stock Index	1,435,693	766,000
BNY Mellon IP Technology Growth	3,682,264	3,080,589
BNY Mellon Opportunistic Midcap Value	152,099	106,165
BNY Mellon Stock Index	128,067	7,014
BNY Mellon VIF Appreciation	1,756,487	1,164,646
Calamos® Growth	434,869	1,162,578
Calamos® Growth and Income	658,505	915,037
Calamos® High Income Opportunities	32,449	202,751
ClearBridge Small Cap Growth	88	178
ClearBridge Variable Aggressive Growth	1,721,647	1,691,593
ClearBridge Variable Small Cap Growth	465,838	1,417,348
Delaware Ivy Asset Strategy	16,249	63,272
Delaware Ivy VIP Asset Strategy	92,822	73,994
Delaware Ivy VIP Balanced	19,116	413
Delaware Ivy VIP Core Equity	100,813	35,736
Delaware Ivy VIP Energy	3,844	13,419
Delaware Ivy VIP Global Growth	413	191
Delaware Ivy VIP Growth	344,824	250,421
Delaware Ivy VIP High Income	63,377	89,193
Delaware Ivy VIP International Core Equity	19,407	21,648
Delaware Ivy VIP Limited-Term Bond	515	1,255
Delaware Ivy VIP Mid Cap Growth	199,713	143,575
Delaware Ivy VIP Natural Resources	198,795	168,488
Delaware Ivy VIP Science And Technology	28,735	36,228
Delaware Ivy VIP Small Cap Growth	113,699	7,033
Delaware Ivy VIP Smid Cap Core	62,687	45,418
Delaware Ivy VIP Value	35,414	23,289
Delaware VIP Global Equity (a)	4,390	11,390
Delaware VIP Real Estate Securities	5,366	653
Dimensional VA Equity Allocation	1,094,359	164,599
Dimensional VA Global Bond Portfolio	603,653	431,418
Dimensional VA Global Moderate Allocation	34,384	68,390
Dimensional VA International Small Portfolio	580,743	175,343
Dimensional VA International Value Portfolio	1,629,926	407,565
Dimensional VA Short-Term Fixed Portfolio	2,160,861	173,002
Dimensional VA U.S. Large Value Portfolio	1,745,733	684,796
Dimensional VA U.S. Targeted Value Portfolio	1,776,138	1,399,303
DWS Capital Growth VIP	1,760	193
DWS Core Equity VIP	6,132	1,424
DWS CROCI® U.S. VIP	9,265	10,791
DWS Global Small Cap VIP	4,854	1,057
DWS High Income VIP	36,371	141,623
DWS International Growth VIP	9,724	11,369
DWS Small Mid Cap Value VIP	38,797	9,120

(a)	Name change. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Eaton Vance VT Floating-Rate Income	$3,035,027	$2,827,542
Federated Hermes Corporate Bond	672,833	1,676,025
Federated Hermes Fund for U.S. Government Securities II	279,730	461,651
Federated Hermes High Income Bond II	962,284	1,054,919
Fidelity® Advisor Dividend Growth	174,712	282,856
Fidelity® Advisor International Capital Appreciation (c)	200	27,197
Fidelity® Advisor Leveraged Company Stock	12,561	12,351
Fidelity® Advisor New Insights	33,872	10,443
Fidelity® Advisor Real Estate	106,907	186,342
Fidelity® Advisor Stock Selector Mid Cap	75,572	452,280
Fidelity® Advisor Value Strategies	87,805	220,548
Fidelity® VIP Balanced	818,522	501,658
Fidelity® VIP Contrafund	2,806,923	3,290,927
Fidelity® VIP Disciplined Small Cap	169,927	85,100
Fidelity® VIP Emerging Markets	295,690	133,283
Fidelity® VIP Equity-Income	768,696	760,727
Fidelity® VIP Growth & Income	2,551,472	2,574,244
Fidelity® VIP Growth Opportunities	4,432,151	5,993,017
Fidelity® VIP High Income	2,663,457	2,573,129
Fidelity® VIP Index 500	4,458,381	4,280,247
Fidelity® VIP Investment Grade Bond	2,963,326	1,226,412
Fidelity® VIP Mid Cap	22,315	247,725
Fidelity® VIP Overseas	615,019	1,504,282
Fidelity® VIP Real Estate	25,808	31,915
Fidelity® VIP Strategic Income	470,374	171,037
Franklin Allocation VIP Fund	80,905	325,378
Franklin DynaTech VIP	13,799	1,957
Franklin Growth and Income VIP Fund	44,826	7,147
Franklin Income VIP Fund	2,364,713	2,718,008
Franklin Large Cap Growth VIP Fund	21,846	134
Franklin Mutual Global Discovery VIP Fund	1,323,939	2,261,020
Franklin Mutual Shares VIP Fund	53,319	40,707
Franklin Rising Dividends VIP Fund	110,665	83,306
Franklin Small Cap Value VIP Fund	1,112,955	891,772
Franklin Small-Mid Cap Growth VIP Fund	639,313	631,655
Franklin Strategic Income VIP Fund	297,127	451,278
Franklin U.S. Government Securities VIP Fund	98,620	108,131
Goldman Sachs Emerging Markets Equity	67,604	787,691
Goldman Sachs Government Income	108,837	303,035
Goldman Sachs VIT International Equity Insights	57,978	3,112
Goldman Sachs VIT Large Cap Value	129,648	134,635
Goldman Sachs VIT Mid Cap Growth Fund	1,617	20,967
Goldman Sachs VIT Mid Cap Value	30,521	43,658
Goldman Sachs VIT Small Cap Equity Insights	578,187	526,227
Goldman Sachs VIT Strategic Growth	108,556	9,293
Guggenheim Alpha Opportunity	1,324	3,243
Guggenheim Core Bond	489,556	809,509
Guggenheim Floating Rate Strategies	276,801	447,454
Guggenheim High Yield	281,635	516,886

(c)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Guggenheim Large Cap Value	$166,255	$410,823
Guggenheim Long Short Equity	13,447	22,235
Guggenheim Macro Opportunities	10,487	3,806
Guggenheim Managed Futures Strategy	177	6,132
Guggenheim Multi-Hedge Strategies	963	6,139
Guggenheim Small Cap Value	14,027	6,200
Guggenheim SMid Cap Value	386,569	1,364,234
Guggenheim StylePlus Large Core	60,519	266,904
Guggenheim StylePlus Mid Growth	109,908	136,361
Guggenheim Total Return Bond	110,055	35,397
Guggenheim VIF All Cap Value	4,021,769	3,686,142
Guggenheim VIF Alpha Opportunity	42,900	195,803
Guggenheim VIF Floating Rate Strategies	3,515,785	3,728,402
Guggenheim VIF Global Managed Futures Strategy	259,855	1,180,633
Guggenheim VIF High Yield	2,577,593	3,960,610
Guggenheim VIF Large Cap Value	3,080,784	10,120,486
Guggenheim VIF Long Short Equity	2,939,690	1,812,456
Guggenheim VIF Managed Asset Allocation	220,271	1,428,294
Guggenheim VIF Multi-Hedge Strategies	1,349,705	1,647,927
Guggenheim VIF Small Cap Value	2,861,784	5,361,030
Guggenheim VIF SMid Cap Value	4,667,638	7,229,907
Guggenheim VIF StylePlus Large Core	2,016,069	2,143,193
Guggenheim VIF StylePlus Large Growth	1,375,251	1,583,418
Guggenheim VIF StylePlus Mid Growth	895,788	2,055,363
Guggenheim VIF StylePlus Small Growth	316,204	680,322
Guggenheim VIF Total Return Bond	5,908,678	9,053,456
Guggenheim VIF World Equity Income	643,594	2,087,091
Guggenheim World Equity Income	208,592	587,892
Invesco American Franchise	21,374	91,564
Invesco Comstock	1,072,702	1,196,800
Invesco Developing Markets	17,645	38,510
Invesco Discovery	21,968	33,007
Invesco Discovery Mid Cap Growth	56,272	172,082
Invesco Energy	23,006	7,875
Invesco Equity and Income	1,064,539	989,075
Invesco Global	126,642	56,623
Invesco Gold & Special Minerals	2,845	2,875
Invesco Main Street Mid Cap	296,590	163,980
Invesco Oppenheimer V.I. International Growth Fund	21,859	31,757
Invesco Small Cap Growth (c)	—	130,120
Invesco Technology	76,459	255,365
Invesco V.I. American Franchise Series I	612,586	227,523
Invesco V.I. American Franchise Series II	989	20,566
Invesco V.I. American Value	648,203	456,043
Invesco V.I. Balanced-Risk Allocation	4,606	745
Invesco V.I. Comstock	4,160,331	3,981,383
Invesco V.I. Core Equity	874,682	24,878
Invesco V.I. Core Plus Bond	3,665,212	2,509,522
Invesco V.I. Discovery Mid Cap Growth	243,934	885,170

(c)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Invesco V.I. Equally-Weighted S&P 500	$120,549	$43,388
Invesco V.I. Equity and Income	1,491,035	2,042,406
Invesco V.I. EVQ International Equity Fund	2,352,374	4,318,735
Invesco V.I. Global	716,019	564,391
Invesco V.I. Global Core Equity	40,000	13,555
Invesco V.I. Global Real Estate Series I	282,958	862,154
Invesco V.I. Global Real Estate Series II	32,560	34,635
Invesco V.I. Global Strategic Income	—	122
Invesco V.I. Government Money Market	12,071,518	17,998,185
Invesco V.I. Government Securities	1,954,623	2,808,649
Invesco V.I. Growth and Income	27,634	478
Invesco V.I. Health Care Series I	249,576	2,180,926
Invesco V.I. Health Care Series II	—	2,374
Invesco V.I. Main Street Mid Cap Fund®	1,320,335	2,188,869
Invesco V.I. Main Street Small Cap Fund®	508,637	2,323,028
Invesco V.I. Small Cap Equity	95,013	3,137
Invesco Value Opportunities	242,464	256,666
Janus Henderson Adaptive Risk Managed U.S. Equity	150,860	253,852
Janus Henderson Mid Cap Value	7,720	2,758
Janus Henderson Overseas	961,198	644,112
Janus Henderson VIT Enterprise	4,692,743	4,917,449
Janus Henderson VIT Mid Cap Value	139,737	20,273
Janus Henderson VIT Overseas	630,072	456,366
Janus Henderson VIT Research	2,559,251	2,730,349
Lord Abbett Series Bond-Debenture VC	877,941	878,076
Lord Abbett Series Developing Growth VC	163,675	457,489
Lord Abbett Series Dividend Growth VC	61,851	9
Lord Abbett Series Growth Opportunities VC	2,779	—
Lord Abbett Series Mid Cap Stock VC	25,526	917
Lord Abbett Series Total Return VC	25,533	28,895
LVIP JPMorgan Core Bond Fund (a)	931,834	595,040
LVIP JPMorgan Small Cap Core Fund (a)	16,391	1,365
LVIP JPMorgan US Equity Fund (a)	17,579	7,753
MFS® VIT Emerging Markets Equity	4,783	4,198
MFS® VIT Global Tactical Allocation	197	1,026
MFS® VIT II MA Investors Growth Stock	46,142	17,177
MFS® VIT II Research International	3,301,044	2,643,271
MFS® VIT International Intrinsic Value	124,499	491,252
MFS® VIT Investors Trust	61,288	23,458
MFS® VIT New Discovery	22,542	72,070
MFS® VIT Research	2,339	2,043
MFS® VIT Total Return	1,207,281	3,468,570
MFS® VIT Total Return Bond	9,077	17,839
MFS® VIT Utilities	3,245,427	5,413,022
Morgan Stanley VIF Emerging Markets Debt	42,104	44,913
Morgan Stanley VIF Emerging Markets Equity	317,517	632,660
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	154,475	146,802
Morningstar Balanced ETF Asset Allocation Portfolio	1,185,595	1,074,905
Morningstar Conservative ETF Asset Allocation Portfolio	714,478	541,958

(a)	Name change. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Morningstar Growth ETF Asset Allocation Portfolio	$399,135	$665,101
Morningstar Income and Growth ETF Asset Allocation Portfolio	561,281	255,368
Neuberger Berman AMT Sustainable Equity I	484,889	695,661
Neuberger Berman AMT Sustainable Equity S	149,991	613,297
Neuberger Berman Core Bond	169,514	283,671
Neuberger Berman Large Cap Value	56,852	207,786
Neuberger Berman Sustainable Equity	461,055	267,124
North Square Spectrum Alpha	529	40,739
Northern Global Tactical Asset Allocation	4,812	6,426
Northern Large Cap Core	12,270	32,227
Northern Large Cap Value	42,895	31,631
PGIM Focused Growth	33,196	296,456
PGIM Jennison Mid-Cap Growth	28,726	6,778
PGIM Jennison Natural Resources	22,485	4,689
PGIM Jennison Small Company	16,148	45,392
PGIM Quant Solutions Small-Cap Value (c)	11,078	8,691
PIMCO All Asset	15,832	69,090
PIMCO CommodityRealReturn Strategy	7,998	23,800
PIMCO Emerging Markets Bond	36,634	119,042
PIMCO High Yield	197,377	154,699
PIMCO International Bond (U.S. Dollar-Hedged)	419,121	856,075
PIMCO Low Duration	13,800	43,800
PIMCO Real Return	62,927	77,771
PIMCO StocksPLUS® Small Fund	32,498	19,246
PIMCO Total Return	163,857	294,326
PIMCO VIT All Asset Administrative	254,758	603,979
PIMCO VIT All Asset Advisor	254,240	137,649
PIMCO VIT CommodityRealReturn Strategy Administrative	1,251,473	2,894,452
PIMCO VIT CommodityRealReturn Strategy Advisor	92,069	745,861
PIMCO VIT Emerging Markets Bond	1,124,524	1,113,239
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	52,731	51,552
PIMCO VIT Global Managed Asset Allocation	2,612	2,795
PIMCO VIT High Yield	96,601	70,477
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	2,064,410	2,450,670
PIMCO VIT International Bond Portfolio (Unhedged)	18,856	1,300
PIMCO VIT Low Duration Administrative (c)	3,496,197	7,080,742
PIMCO VIT Low Duration Advisor	226,540	436,118
PIMCO VIT Real Return Administrative (c)	2,168,939	3,407,293
PIMCO VIT Real Return Advisor	251,626	161,353
PIMCO VIT Short-Term	1,484,485	1,812,754
PIMCO VIT Total Return Administrative	1,379,580	1,522,639
PIMCO VIT Total Return Advisor	7,207,773	1,929,263
Pioneer Bond VCT	35,360	24,993
Pioneer Equity Income VCT	5,625	127,047
Pioneer High Yield VCT	1,321	103
Pioneer Strategic Income	4,146	17,013
Pioneer Strategic Income VCT	91,264	2,886
Putnam VT Core Equity Fund (a)	3,899	8,890

(a)	Name change. See Note 1.
(c)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Putnam VT Diversified Income	$50,412	$752
Putnam VT Global Asset Allocation	206	200
Putnam VT High Yield	21,107	19,236
Putnam VT Income	271,009	302,548
Putnam VT Large Cap Growth Fund (a)	101,369	48,904
Putnam VT Large Cap Value	462,290	673,424
Putnam VT Multi-Asset Absolute Return (b)	11,005	180,759
Putnam VT Small Cap Growth	716,739	503,076
Putnam VT Small Cap Value	441,835	580,107
Redwood Managed Volatility	353	844
Royce Micro-Cap	1,102,078	1,433,933
Royce Small-Cap Opportunity	616,888	1,438,801
Royce Small-Cap Value	128,572	148,413
Rydex VIF Banking	920,654	1,088,647
Rydex VIF Basic Materials	270,297	412,306
Rydex VIF Biotechnology	1,753,711	1,915,548
Rydex VIF Commodities Strategy	389,225	413,879
Rydex VIF Consumer Products	930,301	2,044,919
Rydex VIF Dow 2x Strategy (c)	13,676,234	13,816,179
Rydex VIF Electronics	2,023,864	837,639
Rydex VIF Energy	3,855,830	5,091,205
Rydex VIF Energy Services	5,162,963	5,022,884
Rydex VIF Europe 1.25x Strategy (c)	342,581	420,017
Rydex VIF Financial Services	110,969	250,749
Rydex VIF Government Long Bond 1.2x Strategy (c)	437,823	518,759
Rydex VIF Health Care	1,680,315	2,033,848
Rydex VIF High Yield Strategy	289,148	292,477
Rydex VIF Internet	99,502	231,536
Rydex VIF Inverse Dow 2x Strategy (c)	14,276	60,242
Rydex VIF Inverse Government Long Bond Strategy (c)	380,844	435,221
Rydex VIF Inverse Mid-Cap Strategy (c)	9,395	9,435
Rydex VIF Inverse NASDAQ-100® Strategy (c)	1,747,898	1,947,800
Rydex VIF Inverse Russell 2000® Strategy (c)	56,900	75,593
Rydex VIF Inverse S&P 500 Strategy (c)	252,417	324,357
Rydex VIF Japan 2x Strategy (c)	24,612	51,703
Rydex VIF Leisure	457,941	498,477
Rydex VIF Mid-Cap 1.5x Strategy (c)	162,392	300,111
Rydex VIF Money Market (b)	76,009,872	121,921,268
Rydex VIF NASDAQ-100®	21,674,717	20,034,808
Rydex VIF NASDAQ-100® 2x Strategy (c)	35,058,569	31,087,316
Rydex VIF Nova (c)	1,855,029	1,714,635
Rydex VIF Precious Metals	1,187,640	1,498,022
Rydex VIF Real Estate	139,693	254,691
Rydex VIF Retailing	28,792	104,018
Rydex VIF Russell 2000® 1.5x Strategy (c)	66,167	108,092
Rydex VIF Russell 2000® 2x Strategy (c)	25,262,657	17,497,740
Rydex VIF S&P 500 2x Strategy (c)	7,132,001	5,805,516

(a)	Name change. See Note 1.
(b)	Liquidation. See Note 1.
(c)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Rydex VIF S&P 500 Pure Growth	$3,116,559	$3,479,795
Rydex VIF S&P 500 Pure Value	2,096,021	4,723,075
Rydex VIF S&P MidCap 400 Pure Growth	526,151	516,601
Rydex VIF S&P MidCap 400 Pure Value	1,150,098	2,733,847
Rydex VIF S&P SmallCap 600 Pure Growth	541,292	535,874
Rydex VIF S&P SmallCap 600 Pure Value	1,420,457	1,552,279
Rydex VIF Strengthening Dollar 2x Strategy (c)	136,360	149,893
Rydex VIF Technology	686,354	715,311
Rydex VIF Telecommunications	27,238	50,793
Rydex VIF Transportation	150,052	63,624
Rydex VIF Utilities	360,934	1,348,303
Rydex VIF Weakening Dollar 2x Strategy (c)	112,933	137,438
T. Rowe Price Blue Chip Growth	621,843	300,062
T. Rowe Price Capital Appreciation	515,319	1,248,234
T. Rowe Price Equity Income	198,657	52,656
T. Rowe Price Growth Stock	508,640	1,029,376
T. Rowe Price Health Sciences	1,748,722	3,066,113
T. Rowe Price Limited-Term Bond	146,892	20,982
T. Rowe Price Retirement 2010	62	20
T. Rowe Price Retirement 2015	27,741	5,533
T. Rowe Price Retirement 2020	9,309	3,048
T. Rowe Price Retirement 2025	9,011	4,625
T. Rowe Price Retirement 2030	35,782	4,258
T. Rowe Price Retirement 2035	9,376	632
T. Rowe Price Retirement 2040	114,927	23,928
T. Rowe Price Retirement 2045	1,177	124
T. Rowe Price Retirement 2050	276	12
T. Rowe Price Retirement 2055	3,761	826
T. Rowe Price Retirement Balanced	5,923	18,406
Templeton Developing Markets VIP Fund	2,623,586	3,128,011
Templeton Foreign VIP Fund	622,146	1,392,427
Templeton Global Bond VIP Fund	230,388	233,320
Templeton Growth VIP Fund	129	57
Third Avenue Value	33,052	629,788
TOPS® Aggressive Growth ETF	41,346	213
TOPS® Balanced ETF	412,343	72,551
TOPS® Conservative ETF	131,514	30,869
TOPS® Growth ETF	94,239	4,305
TOPS® Moderate Growth ETF	85,696	8,280
VanEck VIP Global Gold	418,495	270,392
VanEck VIP Global Resources	109,615	64,062
Vanguard® VIF Balanced	1,451,955	234,556
Vanguard® VIF Capital Growth	218,250	362,714
Vanguard® VIF Conservative Allocation	1,254,577	1,700,727
Vanguard® VIF Diversified Value	345,139	115,189
Vanguard® VIF Equity Income	1,336,489	775,429
Vanguard® VIF Equity Index	4,178,767	304,064
Vanguard® VIF Global Bond Index	209,625	236,304
Vanguard® VIF Growth	426,856	134,005

(c)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Vanguard® VIF High Yield Bond	$505,777	$538,079
Vanguard® VIF International	1,068,531	629,338
Vanguard® VIF Mid-Cap Index	1,503,430	1,474,793
Vanguard® VIF Moderate Allocation	4,913,034	1,621,890
Vanguard® VIF Real Estate Index	742,749	666,666
Vanguard® VIF Short Term Investment Grade	2,274,649	1,105,299
Vanguard® VIF Small Company Growth (c)	3,886	38,144
Vanguard® VIF Total Bond Market Index	7,423,936	1,435,903
Vanguard® VIF Total International Stock Market Index	3,326,729	961,985
Vanguard® VIF Total Stock Market Index	5,692,882	2,527,124
Victory RS Partners (c)	26,927	40,286
Victory RS Science and Technology	34,776	70,104
Victory RS Value	140,588	190,736
Virtus Ceredex Mid Cap Value Equity	6,804	116,152
Virtus Duff & Phelps Real Estate Securities Series	120,966	100,436
Virtus KAR Small-Cap Growth Series	989,899	361,166
Virtus Newfleet Multi-Sector Intermediate Bond Series	17,080	1,031
Virtus SGA International Growth Series	94,044	148,859
Virtus Strategic Allocation Series	220,403	116,781
Voya MidCap Opportunities Portfolio	—	3,167
VY CBRE Global Real Estate Portfolio	23,658	9,485
VY CBRE Real Estate Portfolio	18,659	17,024
Western Asset Variable Global High Yield Bond	218,802	244,536

(c)	Closed to new investments. See Note 1.

Market Risk

Each subaccount invests in shares of a single underlying fund. The investment performance of each subaccount will reflect the investment performance of the underlying fund less separate account expenses. There is no assurance that the investment objective of any underlying fund will be met. A fund calculates a daily net asset value per share (“NAV”) which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contractholders’ investments in the funds and the amounts reported in the statements of net assets. The contractholder assumes all of the investment performance risk for the subaccounts selected.

Annuity Assets

Annuity Assets relate to contracts that have matured and are in the payout stage. Such assets are computed on the basis of published mortality tables using assumed interest rates that will provide assets as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity assets, and any resulting adjustment is either charged or credited to SBL and not to the Account.

The annuity assets for December 31, 2023 by subaccount are as follows:

Subaccount	Annuity Assets
AB VPS Discovery Value Portfolio	$107,010
AB VPS Relative Value Portfolio	95,055
AB VPS Sustainable Global Thematic Growth	135,942

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Annuity Assets
AFIS Capital World Growth and Income	$21,057
Alger Large Cap Growth	115,774
Allspring Small Company Value	2,864
American Century VP Disciplined Core Value	99,809
American Century VP Inflation Protection	149,145
American Century VP Mid Cap Value	45,867
American Century VP Ultra®	3,305
American Century VP Value	3,674
American Funds IS® Capital World Bond	38,048
American Funds IS® Global Growth	82
American Funds IS® Global Small Capitalization	16,485
American Funds IS® Growth	164,226
American Funds IS® Growth-Income	118,455
American Funds IS® International	112,766
American Funds IS® International Growth and Income	11,416
American Funds IS® New World	191,895
Ariel®	3,895
BlackRock Equity Dividend V.I.	81,981
BlackRock Global Allocation V.I.	71,427
BlackRock High Yield V.I.	108,067
BlackRock Large Cap Focus Growth V.I.	114,670
BNY Mellon Appreciation	8,761
BNY Mellon Dynamic Value	10,486
BNY Mellon IP Small Cap Stock Index	265,640
BNY Mellon IP Technology Growth	150,087
ClearBridge Variable Small Cap Growth	28,300
Delaware Ivy VIP Energy	3,499
Delaware Ivy VIP Global Growth	24,201
Delaware Ivy VIP High Income	40,064
Delaware Ivy VIP Mid Cap Growth	62,975
Delaware Ivy VIP Science And Technology	30,015
Delaware Ivy VIP Small Cap Growth	124,361
Delaware VIP Global Equity	88,743
Dimensional VA Equity Allocation	29,848
Dimensional VA Global Bond Portfolio	31,173
Dimensional VA Global Moderate Allocation	117,062
Dimensional VA International Small Portfolio	104,785
Dimensional VA International Value Portfolio	695,412
Dimensional VA Short-Term Fixed Portfolio	110,748
Dimensional VA U.S. Large Value Portfolio	284,561
Dimensional VA U.S. Targeted Value Portfolio	650,940
DWS High Income VIP	50,153
Eaton Vance VT Floating-Rate Income	138,388
Federated Hermes Corporate Bond	4,748
Federated Hermes Fund for U.S. Government Securities II	146,045
Federated Hermes High Income Bond II	17,559
Fidelity® Advisor International Capital Appreciation	1,938
Fidelity® Advisor Real Estate	1,686
Fidelity® VIP Balanced	128,711
Fidelity® VIP Contrafund	37,904
Fidelity® VIP Disciplined Small Cap	252,168

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Annuity Assets
Fidelity® VIP Emerging Markets	$120,876
Fidelity® VIP Growth & Income	62,139
Fidelity® VIP Growth Opportunities	144,710
Fidelity® VIP High Income	42,430
Fidelity® VIP Index 500	380,507
Fidelity® VIP Investment Grade Bond	34,517
Fidelity® VIP Mid Cap	42,823
Fidelity® VIP Overseas	4,827
Fidelity® VIP Real Estate	29,402
Fidelity® VIP Strategic Income	90,236
Franklin DynaTech VIP	14,401
Franklin Income VIP Fund	109,487
Franklin Mutual Global Discovery VIP Fund	20,354
Franklin Small Cap Value VIP Fund	3,904
Franklin Small-Mid Cap Growth VIP Fund	3,440
Franklin Strategic Income VIP Fund	84,721
Franklin U.S. Government Securities VIP Fund	29,400
Guggenheim VIF All Cap Value	289
Guggenheim VIF Floating Rate Strategies	183,303
Guggenheim VIF Global Managed Futures Strategy	42,827
Guggenheim VIF High Yield	121,556
Guggenheim VIF Large Cap Value	28,966
Guggenheim VIF Long Short Equity	3,770
Guggenheim VIF Multi-Hedge Strategies	19,574
Guggenheim VIF Small Cap Value	121,109
Guggenheim VIF SMid Cap Value	62,630
Guggenheim VIF StylePlus Large Core	1,296
Guggenheim VIF StylePlus Large Growth	1,202
Guggenheim VIF StylePlus Mid Growth	40,533
Guggenheim VIF StylePlus Small Growth	26,492
Guggenheim VIF Total Return Bond	142,977
Guggenheim VIF World Equity Income	5,410
Invesco Oppenheimer V.I. International Growth Fund	70,738
Invesco Small Cap Growth	2,341
Invesco V.I. American Value	57,536
Invesco V.I. Comstock	5,348
Invesco V.I. Core Plus Bond	32,346
Invesco V.I. Discovery Mid Cap Growth	1,974
Invesco V.I. Equity and Income	123,867
Invesco V.I. EVQ International Equity Fund	50,705
Invesco V.I. Global	80
Invesco V.I. Global Core Equity	41,669
Invesco V.I. Global Real Estate Series I	79
Invesco V.I. Global Real Estate Series II	42,616
Invesco V.I. Government Money Market	206,659
Invesco V.I. Government Securities	43,544
Invesco V.I. Main Street Mid Cap Fund®	3,861
Invesco V.I. Main Street Small Cap Fund®	89,551
Invesco V.I. Small Cap Equity	16,133
Janus Henderson Overseas	1,433
Janus Henderson VIT Enterprise	73,657

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Annuity Assets
Janus Henderson VIT Overseas	$83,172
Janus Henderson VIT Research	25,629
Lord Abbett Series Bond-Debenture VC	196,873
Lord Abbett Series Developing Growth VC	31,541
LVIP JPMorgan Core Bond Fund	84,495
LVIP JPMorgan US Equity Fund	114,886
MFS® VIT II Research International	7,389
MFS® VIT Research	39,389
MFS® VIT Total Return	144,620
MFS® VIT Utilities	8,190
Morgan Stanley VIF Emerging Markets Equity	14,016
Morningstar Balanced ETF Asset Allocation Portfolio	105,605
Morningstar Conservative ETF Asset Allocation Portfolio	366,191
Neuberger Berman AMT Sustainable Equity I	43,971
PIMCO High Yield	1,224
PIMCO International Bond (U.S. Dollar-Hedged)	1,434
PIMCO VIT All Asset Administrative	4,929
PIMCO VIT All Asset Advisor	123,246
PIMCO VIT CommodityRealReturn Strategy Administrative	43,858
PIMCO VIT CommodityRealReturn Strategy Advisor	57,919
PIMCO VIT Emerging Markets Bond	28,294
PIMCO VIT High Yield	6,571
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	11,037
PIMCO VIT Low Duration Administrative	19,123
PIMCO VIT Low Duration Advisor	6,272
PIMCO VIT Real Return Administrative	5,234
PIMCO VIT Real Return Advisor	137,066
PIMCO VIT Short-Term	105,386
PIMCO VIT Total Return Administrative	5,552
PIMCO VIT Total Return Advisor	664,161
Putnam VT Large Cap Growth Fund	87,233
Putnam VT Large Cap Value	117,890
Royce Micro-Cap	26,136
Rydex VIF Banking	36,100
Rydex VIF Biotechnology	75,140
Rydex VIF Commodities Strategy	25,996
Rydex VIF Energy	142,969
Rydex VIF Financial Services	43,304
Rydex VIF Health Care	40,710
Rydex VIF Internet	6,622
Rydex VIF Inverse Dow 2x Strategy	1
Rydex VIF Inverse Mid-Cap Strategy	18
Rydex VIF Inverse NASDAQ-100® Strategy	8
Rydex VIF Inverse Russell 2000® Strategy	3,945
Rydex VIF Inverse S&P 500 Strategy	26
Rydex VIF Japan 2x Strategy	194
Rydex VIF Leisure	7,195
Rydex VIF Mid-Cap 1.5x Strategy	2,999
Rydex VIF Money Market	1,656,368
Rydex VIF Precious Metals	50,909
Rydex VIF Real Estate	33,161

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Annuity Assets
Rydex VIF Retailing	$1,938
Rydex VIF Russell 2000® 1.5x Strategy	1,958
Rydex VIF S&P 500 Pure Growth	30,363
Rydex VIF S&P 500 Pure Value	104,703
Rydex VIF S&P MidCap 400 Pure Growth	4,040
Rydex VIF S&P MidCap 400 Pure Value	4,414
Rydex VIF S&P SmallCap 600 Pure Growth	4,107
Rydex VIF S&P SmallCap 600 Pure Value	3,222
Rydex VIF Technology	43,558
Rydex VIF Utilities	46,279
Rydex VIF Weakening Dollar 2x Strategy	6,594
T. Rowe Price Blue Chip Growth	194,515
T. Rowe Price Equity Income	199,320
T. Rowe Price Growth Stock	21,778
T. Rowe Price Health Sciences	53,384
T. Rowe Price Limited-Term Bond	15,766
Templeton Developing Markets VIP Fund	53,437
Templeton Foreign VIP Fund	18,656
TOPS® Conservative ETF	473,198
VanEck VIP Global Gold	49,206
Vanguard® VIF Balanced	666,871
Vanguard® VIF Capital Growth	104,171
Vanguard® VIF Conservative Allocation	550,760
Vanguard® VIF Diversified Value	348,546
Vanguard® VIF Equity Income	521,936
Vanguard® VIF Equity Index	1,848,530
Vanguard® VIF Global Bond Index	34,949
Vanguard® VIF Growth	330,984
Vanguard® VIF High Yield Bond	142,119
Vanguard® VIF International	1,564,954
Vanguard® VIF Mid-Cap Index	850,570
Vanguard® VIF Moderate Allocation	1,800,113
Vanguard® VIF Real Estate Index	318,331
Vanguard® VIF Short Term Investment Grade	339,466
Vanguard® VIF Small Company Growth	43,946
Vanguard® VIF Total Bond Market Index	3,483,175
Vanguard® VIF Total International Stock Market Index	826,571
Vanguard® VIF Total Stock Market Index	2,988,305
Victory RS Science and Technology	4,254
Virtus Duff & Phelps Real Estate Securities Series	18,317
Virtus KAR Small-Cap Growth Series	15,509
Voya MidCap Opportunities Portfolio	16,740
VY CBRE Global Real Estate Portfolio	22,301
Western Asset Variable Global High Yield Bond	18,541

Reinvestment of Dividends

Dividend and capital gain distributions paid by the mutual funds to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gain distributions are recorded as income on the ex-dividend date.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Federal Income Taxes

The operations of the Account are included in the federal income tax return of SBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, SBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. SBL will review periodically the status of this policy in the event of changes in the tax law.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

The Account invests in shares of open-end mutual funds, which process contractholders directed purchases, sales and transfers on a daily basis at the funds’ computed NAVs. The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodians and reflect the fair values of the mutual fund investments. The NAV is calculated daily and is based on the fair values of the underlying securities.

Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund. That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund.

The Account had no financial liabilities as of December 31, 2023.

2. Variable Annuity Contract Charges

AdvanceDesigns

Mortality and Expense Risk Charge: The mortality and expense risks assumed by SBL are compensated for by a fee equivalent to a minimum annual rate of 1.20% of the average daily net assets. The mortality and expense risk charge is based on the daily value of the individual contract.

Administrative Charge: SBL deducts a daily administrative charge equivalent to an annual rate of 0.15% of the average daily net asset value.

These charges are presented as expenses on the statements of changes in net assets under Mortality and expense risk and administrative charges line item.

Premium Tax Charge: When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

Contract owner maintenance charges presented as a decrease in units on the statements of changes in net assets under the Maintenance charges and mortality adjustment line item may include the following:

•

Mortality and Expense Risk Charge: If the net asset value of an individual contract is less than $100,000, SBL deducts an additional mortality and expense risk charge of 0.25% on contracts with a net asset value less than $25,000 and 0.10% on contracts with a net asset value of at least $25,000 but less than $100,000, as a contract level deduction.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges (continued)

•

Contingent Deferred Sales Charge (CDSC): SBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 7% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first seven years of the contract.

•

Account Administrative Charge: SBL deducts an account administration charge of $30 annually, except for certain contracts based on a minimum account value and the period of time the contract has been in force.

•

Rider Charge: SBL deducts a monthly amount for each rider, equal to a percentage of the contract value, not to exceed a total charge of 1.45% of the contract value. For contracts issued prior to June 19, 2006, maximum rider charge is 1% and for contracts issued prior to February 10 2010, maximum rider charge is 1.60%.

AdvisorDesigns

Mortality and Expense Risk Charge: The mortality and expense risks assumed by SBL are compensated for by a fee equivalent to a minimum annual rate of 0.85% of the average daily net assets. The mortality and expense risk charge is based on the daily value of the individual contract.

Administrative Charge: SBL deducts a daily administrative charge equal to an annual rate of each Subaccount’s average daily net asset value. The amount of these charges differs by Subaccount and ranges from 0.25% to 0.60%, as indicated in the below table:

Administrative Charge	Subaccount
0.25%	Guggenheim VIF All Cap Value Guggenheim VIF Large Cap Value Guggenheim VIF Small Cap Value Guggenheim VIF SMid Cap Value Guggenheim VIF StylePlus Mid Growth Guggenheim VIF World Equity Income
0.35%	Invesco V.I. EVQ International Equity Fund Invesco V.I. Mid Cap Core Equity
0.40%	Invesco Oppenheimer V.I. Main Street Small Cap Fund
0.45%	Guggenheim VIF Long Short Equity Guggenheim VIF Multi-Hedge Strategies Invesco V.I. Government Securities each Rydex VIF Subaccounts
0.50%	Federated Hermes High Income Bond II Fidelity VIP Contrafund Fidelity VIP Growth Opportunities Fidelity VIP Investment Grade Bond
0.55%	Fidelity VIP Index 500 PIMCO VIT Low Duration PIMCO VIT Real Return PIMCO VIT Total Return Wells Fargo Opportunity VT
0.60%

Federated Hermes Fund for U.S. Government Securities II

Franklin Small-Mid Cap Growth VIP Fund

Invesco V.I. American Franchise

Neuberger Berman AMT Sustainable Equity

Templeton Developing Markets VIP Fund

Templeton Foreign VIP Fund

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges (continued)

These charges are presented as expenses on the statements of changes in net assets under Mortality and expense risk and administrative charges line item.

Premium Tax Charge: When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

Contract owner maintenance charges presented as a decrease in units on the statements of changes in net assets under the Maintenance charges and mortality adjustment line item may include the following:

•

Mortality and Expense Risk Charge: If the net asset value of an individual contract is less than $100,000, SBL deducts an additional mortality and expense risk charge of 0.25% on contracts with a net asset value less than $25,000 and 0.10% on contracts with a net asset value of at least $25,000 but less than $100,000, as a contract level deduction.

•

Contingent Deferred Sales Charge (CDSC): SBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 7% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first seven years of the contract.

•

Account Administrative Charge: SBL deducts an account administrative fee of $30 at each contract anniversary, except for certain contracts based on a minimum account value and the period of time the contract has been in force.

•	Rider Charge: SBL deducts a monthly amount for each rider, equal to a percentage of the contract value, not to exceed a total charge of 2% of the contract value.

Security Benefit Advisor

Mortality and Expense Risk Charge: The mortality and expense risks assumed by SBL are compensated for by a fee equivalent to a minimum annual rate of 0.75% of the average daily net asset value. The mortality and expense risk charge is based on the daily value of the individual contract.

Administrative Charge: SBL deducts a daily administrative charge equal to an annual rate of 0.15% of the average daily net assets value.

These charges are presented as expenses on the statements of changes in net assets under Mortality and expense risk and administrative charges line item.

Premium Tax Charge: When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

Contract owner maintenance charges presented as a decrease in units on the statements of changes in net assets under the Maintenance charges and mortality adjustment line item may include the following:

•

Mortality and Expense Risk Charge: If the net asset value of an individual contract is less than $25,000, SBL deducts an additional 0.15% above the minimum annual rate of 0.75%, as a contract level deduction for mortality and expense risk.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges (continued)

•

Contingent Deferred Sales Charge (CDSC): SBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 7% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first seven years of the contract.

•

Account Administrative Charge: SBL deducts an account administration charge of $30 annually, except for certain contracts based on a minimum account value and the period of time the contract has been in force.

•	Rider Charge: SBL deducts an amount for each rider, equal to a percentage of the contract value, not to exceed a total charge of 1.55% of the contract value.

EliteDesigns

Mortality and Expense Risk Charge: The EliteDesigns and EliteDesigns II mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate ranging from 0.00% to 1.20% of the average daily net assets. EliteDesigns: If the net asset value of an individual contract is less than $500,000, SBL deducts a mortality and expense risk charge of 0.20%. If the net asset value of an individual contract is greater than $500,000, no mortality and expense risk charge is deducted. EliteDesigns II: Prior to December 2, 2021, SBL deducted a mortality an expense risk charge of 1.20%. After December 2, 2021, If the net asset value of an individual contract is less than $500,000, SBL deducts a mortality and expense risk charge of 1.20%. If the net asset value of an individual contract is greater than $500,000, SBL deducts a mortality and expense risk charge of 1.00. All contracts, once annuitized, will be assessed with a mortality and expense risk charge of 0.30% annually of the average daily net assets. Currently, there are no policies in the annuitization stage.

Administrative Charge: SBL deducts a daily administrative charge equal to an annual rate of each Subaccount’s average daily net asset value. The amount of these charges differs by Subaccount and ranges from 0.25% to 0.65%, as indicated in the below table:

Administrative Charge	Product	Subaccount
0.65%	EliteDesigns II

Dimensional VA Equity Allocation

Dimensional VA Global Bond Portfolio

Dimensional VA Global Moderate Allocation

Dimensional VA International Small Portfolio

Dimensional VA International Value Portfolio

Dimensional VA Short-Term Fixed Portfolio

Dimensional VA U.S. Large Value Portfolio

Dimensional VA U.S. Targeted Value Portfolio

Vanguard® VIF Balanced

Vanguard® VIF Capital Growth

Vanguard® VIF Conservative Allocation

Vanguard® VIF Diversified Value

Vanguard® VIF Equity Income

Vanguard® VIF Equity Index

Vanguard® VIF Global Bond Index

Vanguard® VIF Growth

Vanguard® VIF High Yield Bond

Vanguard® VIF International

Vanguard® VIF Mid-Cap Index

Vanguard® VIF Moderate Allocation

Vanguard® VIF Real Estate Index

Vanguard® VIF Short Term Investment Grade

Vanguard® VIF Small Company Growth

Vanguard® VIF Total Bond Market Index

Vanguard® VIF Total International Stock Market Index

Vanguard® VIF Total Stock Market Index

0.25%	EliteDesigns and EliteDesigns II	All other subaccounts

These charges are presented as expenses on the statements of changes in net assets under Mortality and expense risk and administrative charges line item.

Premium Tax Charge: When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to affect an annuity at the time annuity payments commence.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges (continued)

Contract owner maintenance charges presented as a decrease in units on the statements of changes in net assets under the Maintenance charges and mortality adjustment line item may include the following:

•

Contingent Deferred Sales Charge (CDSC): For a 5 year contract, SBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 5% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first five years of the contract. For a 0 year and EliteDesigns II contract, SBL does not deduct any CDSC throughout the life of the contract.

•	Rider Charge: SBL deducts an amount for each optional rider, equal to a percentage of the contract value, not to exceed a total charge of 1.25% of the contract value.

SecureDesigns

Mortality and Expense Risk Charge: Mortality and expense risks assumed by SBL are compensated for by a fee equivalent to a minimum annual rate of 0.60% of the average daily net asset. The mortality and expense risk charge is based on the daily value of the individual contract.

Administrative Charge: SBL deducts a daily administrative charge equivalent to an annual rate of 0.15% of the average daily net asset value.

These charges are presented as expenses on the statements of changes in net assets under Mortality and expense risk and administrative charges line item.

Premium Tax Charge: When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

Contract owner maintenance charges presented as a decrease in units on the statements of changes in net assets under the Maintenance charges and mortality adjustment line item may include the following:

•

Mortality and Expense Risk Charge: If the net asset value of an individual contract is less than $100,000, SBL deducts an additional mortality and expense risk charge of 0.25% on contracts with a net asset value less than $25,000 and 0.10% on contracts with a net asset value of at least $25,000 but less than $100,000, as a contract level deduction.

•

Account Administrative Charge: SBL deducts an account administration charge of $30 annually, except for certain contracts based on a minimum account value and the period of time the contract has been in force.

•

Contingent Deferred Sales Charge (CDSC): SBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 7% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first seven years of the contract.

•	Rider Charge: SBL deducts an amount for each rider, equal to a percentage of contract value, not to exceed a total charge of 2.00% of the contract value.

Valuebuilder

Mortality and Expense Risk Charge: For NEA Valuebuilder contracts, the mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 0.75% of the average daily net asset value to contracts with $25,000 or more and 0.90% of the average daily net asset value to contracts with less than $25,000. For NEA Valuebuilder – RID contracts, the mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 1.10% of the average daily net asset value. For AEA Valuebuilder contracts, the mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 0.95% of the average daily net asset value to contracts with $25,000 or more and 1.10% of the average daily net asset value to contracts with less than $25,000. During the annuity period mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 1.25% of the average daily net asset value for certain annuity options.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges (continued)

Administrative Charge: SBL deducts a daily administrative charge equal to an annual rate of 0.15% of the average daily net asset value.

These charges are presented as expenses on the statements of changes in net assets under Mortality and expense risk and administrative charges line item.

Premium Tax Charge: When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

Contract owner maintenance charges presented as a decrease in units on the statements of changes in net assets under the Maintenance charges and mortality adjustment line item may include the following:

•

Contingent Deferred Sales Charge (CDSC): SBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 7% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first seven years of the contract.

•

Account Administrative Charge: SBL deducts an account administration charge of $30 annually, except for certain contracts based on a minimum account value and the period of time the contract has been in force.

•	Rider Charge: SBL deducts a monthly amount for each rider, equal to a percentage of the contract value, not to exceed a total charge of 1.55% of the contract value.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

3. Summary of Unit Transactions

The changes in units outstanding for the periods December 31, 2023 and 2022, were as follows:

	2023			2022
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS Discovery Value Portfolio (a)	19,776	(95,799)	(76,023)	33,689	(57,500)	(23,811)
AB VPS Dynamic Asset Allocation	2,259	(27,952)	(25,693)	4,989	(21,401)	(16,412)
AB VPS Relative Value Portfolio (a)	233	(5,629)	(5,396)	388	(5,538)	(5,150)
AB VPS Sustainable Global Thematic Growth	273	(244)	29	6,688	(891)	5,797
AFIS Capital World Growth and Income	246	(1,095)	(849)	310	(1,407)	(1,097)
AFIS U.S. Government Securities	34,942	(40,589)	(5,647)	6,051	(67,046)	(60,995)
AFIS Washington Mutual Investors	10,205	(2,630)	7,575	30,838	(21,593)	9,245
Alger Capital Appreciation (c)	8,711	(10,747)	(2,036)	349	(3,749)	(3,400)
Alger Large Cap Growth	21,345	(24,133)	(2,788)	172,296	(153,533)	18,763
Allspring Growth (c)	2,247	(3,314)	(1,067)	2,201	(5,043)	(2,842)
Allspring International Equity VT	137	—	137	168	(35)	133
Allspring Large Cap Core	4,187	(6,540)	(2,353)	6,258	(10,061)	(3,803)
Allspring Opportunity	1,883	(6,136)	(4,253)	1,985	(4,317)	(2,332)
Allspring Opportunity VT	1,731	(4,064)	(2,333)	1,803	(12,966)	(11,163)
Allspring Small Company Value	86,531	(35,911)	50,620	18,972	(49,028)	(30,056)
Allspring VT Discovery All Cap Growth Fund (a)	260	(1,376)	(1,116)	278	(55)	223
ALPS/Alerian Energy Infrastructure	3,036	(4,318)	(1,282)	4,209	(6,918)	(2,709)
American Century Diversified Bond	16,594	(3,750)	12,844	1,165	(32,821)	(31,656)
American Century Equity Income	28,969	(75,073)	(46,104)	32,103	(141,949)	(109,846)
American Century Heritage	9,025	(13,040)	(4,015)	5,461	(36,940)	(31,479)
American Century International Bond	16,857	(2,727)	14,130	2,665	(835)	1,830
American Century International Growth	37,161	(84,143)	(46,982)	67,355	(64,585)	2,770
American Century Select	34,108	(24,900)	9,208	33,361	(20,184)	13,177
American Century Strategic Allocation: Aggressive	6,320	(2,840)	3,480	13,860	(2,808)	11,052
American Century Strategic Allocation: Conservative	2,391	(13,519)	(11,128)	3,885	(10,609)	(6,724)
American Century Strategic Allocation: Moderate	18,711	(40,278)	(21,567)	19,797	(61,725)	(41,928)
American Century Ultra®	2,049	(2,798)	(749)	2,939	(4,228)	(1,289)
American Century VP Disciplined Core Value	296	(819)	(523)	2,849	(2,818)	31

(a)	Name change. See Note 1.
(c)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2023			2022
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
American Century VP Inflation Protection	17,859	(152,701)	(134,842)	235,351	(80,615)	154,736
American Century VP International	1,677	(2,363)	(686)	176	(12)	164
American Century VP Mid Cap Value (c)	11,378	(103,049)	(91,671)	108,104	(78,610)	29,494
American Century VP Ultra®	112,678	(87,841)	24,837	50,850	(74,025)	(23,175)
American Century VP Value	205,294	(185,203)	20,091	95,118	(329,300)	(234,182)
American Funds IS® Asset Allocation	168,614	(291,045)	(122,431)	86,545	(533,415)	(446,870)
American Funds IS® Capital World Bond	26,745	(54,124)	(27,379)	27,551	(65,478)	(37,927)
American Funds IS® Global Growth	52,594	(54,148)	(1,554)	61,191	(150,881)	(89,690)
American Funds IS® Global Small Capitalization	9,841	(3,179)	6,662	6,516	(6,860)	(344)
American Funds IS® Growth	42,781	(41,045)	1,736	24,628	(29,136)	(4,508)
American Funds IS® Growth-Income	233,619	(344,663)	(111,044)	242,078	(385,731)	(143,653)
American Funds IS® International	183,848	(173,575)	10,273	225,354	(98,555)	126,799
American Funds IS® International Growth and Income	29,794	(7,268)	22,526	5,006	(11,479)	(6,473)
American Funds IS® Mortgage	318	(2,939)	(2,621)	818	(25,043)	(24,225)
American Funds IS® New World	128,613	(95,257)	33,356	111,746	(84,374)	27,372
AMG River Road Mid Cap Value	6,815	(9,478)	(2,663)	7,531	(9,220)	(1,689)
Ariel®	7,926	(17,064)	(9,138)	7,527	(40,276)	(32,749)
Baron Asset	3,149	(2,966)	183	3,284	(2,911)	373
BlackRock Advantage Large Cap Core V.I.	19,135	(27,252)	(8,117)	21,940	(6,020)	15,920
BlackRock Advantage Small Cap Growth	820	(550)	270	2,627	(383)	2,244
BlackRock Basic Value V.I.	398	(51)	347	15,165	(14,282)	883
BlackRock Capital Appreciation V.I.	8,392	(1,711)	6,681	15,844	(5,178)	10,666
BlackRock Equity Dividend	2,206	(2,001)	205	3,171	(18,001)	(14,830)
BlackRock Equity Dividend V.I.	92,579	(65,029)	27,550	189,575	(131,248)	58,327
BlackRock Global Allocation	723	(6,902)	(6,179)	13,737	(3,540)	10,197
BlackRock Global Allocation V.I.	18,966	(47,211)	(28,245)	48,578	(43,596)	4,982
BlackRock High Yield V.I.	2,985,203	(2,846,603)	138,600	213,774	(408,352)	(194,578)
BlackRock International Dividend	15,222	(5,543)	9,679	784	(3,625)	(2,841)
BlackRock Large Cap Focus Growth V.I.	50,845	(9,200)	41,645	11,018	(12,594)	(1,576)
BNY Mellon Appreciation	53,523	(60,697)	(7,174)	43,380	(82,015)	(38,635)
BNY Mellon Dynamic Value	19,987	(26,388)	(6,401)	69,819	(38,506)	31,313

(c)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2023			2022
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
BNY Mellon IP MidCap Stock	17,520	(104,501)	(86,981)	16,785	(172,035)	(155,250)
BNY Mellon IP Small Cap Stock Index	75,613	(48,847)	26,766	71,287	(67,463)	3,824
BNY Mellon IP Technology Growth	144,978	(110,540)	34,438	43,502	(78,440)	(34,938)
BNY Mellon Opportunistic Midcap Value	5,959	(4,275)	1,684	7,782	(13,978)	(6,196)
BNY Mellon Stock Index	5,371	(282)	5,089	3,487	(3,621)	(134)
BNY Mellon VIF Appreciation	79,603	(63,070)	16,533	87,082	(110,400)	(23,318)
Calamos® Growth	15,986	(53,420)	(37,434)	25,706	(37,064)	(11,358)
Calamos® Growth and Income	27,527	(41,096)	(13,569)	23,937	(38,649)	(14,712)
Calamos® High Income Opportunities	2,249	(19,603)	(17,354)	20,537	(8,254)	12,283
ClearBridge Small Cap Growth	32	(1)	31	29	—	29
ClearBridge Variable Aggressive Growth	89,443	(111,634)	(22,191)	18,943	(54,961)	(36,018)
ClearBridge Variable Small Cap Growth	30,295	(63,600)	(33,305)	42,660	(52,680)	(10,020)
Delaware Ivy Asset Strategy	1,663	(5,665)	(4,002)	6,685	(2,594)	4,091
Delaware Ivy VIP Asset Strategy	11,132	(7,217)	3,915	24,428	(11,117)	13,311
Delaware Ivy VIP Balanced	1,388	(12)	1,376	178	(17)	161
Delaware Ivy VIP Core Equity	3,691	(1,409)	2,282	5,778	(3)	5,775
Delaware Ivy VIP Energy	655	(2,497)	(1,842)	77,048	(96,285)	(19,237)
Delaware Ivy VIP Global Growth	4	(12)	(8)	266	(53,189)	(52,923)
Delaware Ivy VIP Growth	10,287	(7,559)	2,728	161	(1,599)	(1,438)
Delaware Ivy VIP High Income	5,475	(8,316)	(2,841)	1,408	(7,401)	(5,993)
Delaware Ivy VIP International Core Equity	2,225	(2,027)	198	3,142	(16,176)	(13,034)
Delaware Ivy VIP Limited-Term Bond	89	(157)	(68)	181	(6,877)	(6,696)
Delaware Ivy VIP Mid Cap Growth	9,305	(7,519)	1,786	1,055	(2,175)	(1,120)
Delaware Ivy VIP Natural Resources	28,158	(28,055)	103	3,297	(1,652)	1,645
Delaware Ivy VIP Science And Technology	1,040	(1,712)	(672)	1,376	(1,655)	(279)
Delaware Ivy VIP Small Cap Growth	6,772	(409)	6,363	566	(240)	326
Delaware Ivy VIP Smid Cap Core	3,201	(2,833)	368	395	(4,173)	(3,778)
Delaware Ivy VIP Value	889	(1,231)	(342)	322	(3,349)	(3,027)
Delaware VIP Global Equity (a)	267	(767)	(500)	280	(743)	(463)
Delaware VIP Real Estate Securities	114	(18)	96	1,157	(579)	578
Dimensional VA Equity Allocation	88,869	(13,262)	75,607	9,534	(5,813)	3,721

(a)	Name change. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2023			2022
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Dimensional VA Global Bond Portfolio	79,208	(58,543)	20,665	194,998	(63,685)	131,313
Dimensional VA Global Moderate Allocation	2,937	(5,945)	(3,008)	26,518	(4,883)	21,635
Dimensional VA International Small Portfolio	43,204	(12,837)	30,367	61,336	(23,926)	37,410
Dimensional VA International Value Portfolio	129,196	(34,149)	95,047	124,099	(22,374)	101,725
Dimensional VA Short-Term Fixed Portfolio	282,187	(22,155)	260,032	262,169	(39,512)	222,657
Dimensional VA U.S. Large Value Portfolio	87,453	(34,978)	52,475	147,861	(73,443)	74,418
Dimensional VA U.S. Targeted Value Portfolio	89,439	(91,741)	(2,302)	105,228	(55,525)	49,703
DWS Capital Growth VIP	45	(3)	42	616	(944)	(328)
DWS Core Equity VIP	204	(59)	145	151	(10)	141
DWS CROCI® U.S. VIP	779	(885)	(106)	22	(44)	(22)
DWS Global Small Cap VIP	639	(77)	562	4,963	(157)	4,806
DWS High Income VIP	2,968	(13,999)	(11,031)	741	(6,199)	(5,458)
DWS International Growth VIP	927	(1,060)	(133)	27	(53)	(26)
DWS Small Mid Cap Value VIP	2,897	(682)	2,215	2,098	(1,821)	277
Eaton Vance VT Floating-Rate Income	327,300	(322,058)	5,242	349,925	(388,318)	(38,393)
Federated Hermes Corporate Bond	65,191	(161,943)	(96,752)	132,322	(112,822)	19,500
Federated Hermes Fund for U.S. Government Securities II	42,839	(63,914)	(21,075)	88,103	(104,255)	(16,152)
Federated Hermes High Income Bond II	63,439	(75,360)	(11,921)	36,670	(87,279)	(50,609)
Fidelity® Advisor Dividend Growth	12,191	(18,994)	(6,803)	7,205	(18,117)	(10,912)
Fidelity® Advisor International Capital Appreciation (c)	547	(1,712)	(1,165)	749	(3,006)	(2,257)
Fidelity® Advisor Leveraged Company Stock	316	(659)	(343)	395	(26)	369
Fidelity® Advisor New Insights	1,211	(443)	768	1,451	(4,184)	(2,733)
Fidelity® Advisor Real Estate	10,961	(16,718)	(5,757)	8,487	(34,322)	(25,835)
Fidelity® Advisor Stock Selector Mid Cap	7,749	(23,335)	(15,586)	10,360	(16,903)	(6,543)
Fidelity® Advisor Value Strategies	4,972	(9,952)	(4,980)	17,862	(28,361)	(10,499)
Fidelity® VIP Balanced	45,180	(29,934)	15,246	47,676	(106,151)	(58,475)
Fidelity® VIP Contrafund	110,437	(132,645)	(22,208)	52,425	(130,160)	(77,735)
Fidelity® VIP Disciplined Small Cap	10,817	(5,218)	5,599	5,455	(3,091)	2,364
Fidelity® VIP Emerging Markets	26,933	(11,467)	15,466	21,231	(8,232)	12,999
Fidelity® VIP Equity-Income	49,434	(52,126)	(2,692)	51,446	(80,866)	(29,420)
Fidelity® VIP Growth & Income	145,484	(151,575)	(6,091)	88,670	(61,607)	27,063

(c)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2023			2022
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Fidelity® VIP Growth Opportunities	204,273	(214,207)	(9,934)	152,818	(275,529)	(122,711)
Fidelity® VIP High Income	305,812	(301,407)	4,405	1,812,800	(2,637,455)	(824,655)
Fidelity® VIP Index 500	218,910	(198,632)	20,278	127,845	(278,180)	(150,335)
Fidelity® VIP Investment Grade Bond	335,993	(138,902)	197,091	150,734	(123,185)	27,549
Fidelity® VIP Mid Cap	1,307	(13,787)	(12,480)	5,468	(6,356)	(888)
Fidelity® VIP Overseas	68,811	(139,486)	(70,675)	138,026	(73,794)	64,232
Fidelity® VIP Real Estate	1,452	(2,666)	(1,214)	2,223	(11,257)	(9,034)
Fidelity® VIP Strategic Income	46,469	(18,021)	28,448	61,112	(91,556)	(30,444)
Franklin Allocation VIP Fund	7,855	(28,289)	(20,434)	7,582	(44,779)	(37,197)
Franklin DynaTech VIP	793	(47)	746	758	(41,323)	(40,565)
Franklin Growth and Income VIP Fund	1,100	(80)	1,020	8,600	(4,137)	4,463
Franklin Income VIP Fund	124,741	(229,926)	(105,185)	302,608	(524,302)	(221,694)
Franklin Large Cap Growth VIP Fund	1,194	(1)	1,193	2,225	(2,225)	—
Franklin Mutual Global Discovery VIP Fund	79,640	(178,323)	(98,683)	86,549	(113,017)	(26,468)
Franklin Mutual Shares VIP Fund	4,537	(3,760)	777	83	(5,401)	(5,318)
Franklin Rising Dividends VIP Fund	1,828	(4,109)	(2,281)	9,053	(2,472)	6,581
Franklin Small Cap Value VIP Fund	67,156	(57,769)	9,387	41,735	(52,673)	(10,938)
Franklin Small-Mid Cap Growth VIP Fund	40,670	(33,102)	7,568	10,410	(33,395)	(22,985)
Franklin Strategic Income VIP Fund	33,457	(56,111)	(22,654)	41,157	(50,511)	(9,354)
Franklin U.S. Government Securities VIP Fund	13,818	(14,739)	(921)	14,868	(525)	14,343
Goldman Sachs Emerging Markets Equity	13,055	(99,644)	(86,589)	19,986	(124,547)	(104,561)
Goldman Sachs Government Income	18,618	(43,075)	(24,457)	31,328	(219,981)	(188,653)
Goldman Sachs VIT International Equity Insights	5,995	(291)	5,704	1,257	(7,604)	(6,347)
Goldman Sachs VIT Large Cap Value	7,558	(7,802)	(244)	7	(2)	5
Goldman Sachs VIT Mid Cap Growth Fund	349	(975)	(626)	856	(2,992)	(2,136)
Goldman Sachs VIT Mid Cap Value	1,823	(2,287)	(464)	4,165	(4,091)	74
Goldman Sachs VIT Small Cap Equity Insights	43,916	(42,298)	1,618	3,808	(71)	3,737
Goldman Sachs VIT Strategic Growth	3,290	(309)	2,981	2,284	(307)	1,977
Guggenheim Alpha Opportunity	242	(155)	87	243	(302)	(59)
Guggenheim Core Bond	54,570	(94,466)	(39,896)	55,725	(290,782)	(235,057)
Guggenheim Floating Rate Strategies	20,706	(44,013)	(23,307)	32,987	(36,316)	(3,329)
Guggenheim High Yield	15,393	(37,760)	(22,367)	17,153	(53,706)	(36,553)
Guggenheim Large Cap Value	4,316	(25,379)	(21,063)	8,240	(28,436)	(20,196)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2023			2022
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Guggenheim Long Short Equity	1,885	(1,830)	55	1,640	(1,101)	539
Guggenheim Macro Opportunities	1,059	(387)	672	353	(6)	347
Guggenheim Managed Futures Strategy	76	(776)	(700)	4,312	(1,202)	3,110
Guggenheim Multi-Hedge Strategies	122	(716)	(594)	4,032	(1,228)	2,804
Guggenheim Small Cap Value	796	(438)	358	232	(6)	226
Guggenheim SMid Cap Value	19,208	(42,721)	(23,513)	14,693	(74,182)	(59,489)
Guggenheim StylePlus Large Core	5,008	(17,709)	(12,701)	24,803	(19,984)	4,819
Guggenheim StylePlus Mid Growth	7,597	(8,113)	(516)	7,002	(28,488)	(21,486)
Guggenheim Total Return Bond	11,774	(3,826)	7,948	2,449	(26,594)	(24,145)
Guggenheim VIF All Cap Value	151,870	(185,055)	(33,185)	87,613	(120,133)	(32,520)
Guggenheim VIF Alpha Opportunity	6,163	(11,499)	(5,336)	6,343	(19,459)	(13,116)
Guggenheim VIF Floating Rate Strategies	388,868	(414,773)	(25,905)	588,800	(804,891)	(216,091)
Guggenheim VIF Global Managed Futures Strategy	42,413	(187,737)	(145,324)	499,578	(253,456)	246,122
Guggenheim VIF High Yield	95,480	(181,257)	(85,777)	180,122	(340,472)	(160,350)
Guggenheim VIF Large Cap Value	66,450	(522,143)	(455,693)	211,275	(337,361)	(126,086)
Guggenheim VIF Long Short Equity	276,042	(157,383)	118,659	91,741	(87,226)	4,515
Guggenheim VIF Managed Asset Allocation	23,924	(102,204)	(78,280)	26,156	(71,816)	(45,660)
Guggenheim VIF Multi-Hedge Strategies	228,636	(277,156)	(48,520)	294,354	(264,230)	30,124
Guggenheim VIF Small Cap Value	55,235	(166,131)	(110,896)	49,317	(162,463)	(113,146)
Guggenheim VIF SMid Cap Value	74,781	(195,419)	(120,638)	63,905	(143,017)	(79,112)
Guggenheim VIF StylePlus Large Core	167,374	(156,549)	10,825	129,021	(224,523)	(95,502)
Guggenheim VIF StylePlus Large Growth	95,198	(98,479)	(3,281)	71,807	(136,102)	(64,295)
Guggenheim VIF StylePlus Mid Growth	51,416	(106,800)	(55,384)	37,187	(101,769)	(64,582)
Guggenheim VIF StylePlus Small Growth	33,224	(61,777)	(28,553)	26,035	(39,968)	(13,933)
Guggenheim VIF Total Return Bond	654,208	(980,816)	(326,608)	748,667	(870,139)	(121,472)
Guggenheim VIF World Equity Income	53,934	(159,049)	(105,115)	356,081	(487,363)	(131,282)
Guggenheim World Equity Income	21,978	(44,058)	(22,080)	34,575	(33,132)	1,443
Invesco American Franchise	4,552	(5,300)	(748)	6,081	(10,978)	(4,897)
Invesco Comstock	33,058	(57,862)	(24,804)	62,058	(66,670)	(4,612)
Invesco Developing Markets	3,078	(4,519)	(1,441)	4,563	(3,591)	972
Invesco Discovery	1,320	(1,559)	(239)	1,540	(2,097)	(557)
Invesco Discovery Mid Cap Growth	6,265	(11,196)	(4,931)	22,676	(6,145)	16,531
Invesco Energy	3,853	(1,209)	2,644	8,109	(655)	7,454

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2023			2022
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Invesco Equity and Income	45,502	(55,576)	(10,074)	32,768	(63,688)	(30,920)
Invesco Global	5,424	(3,312)	2,112	6,510	(4,942)	1,568
Invesco Gold & Special Minerals	738	(201)	537	736	(258)	478
Invesco Main Street Mid Cap	26,559	(11,583)	14,976	12,921	(11,999)	922
Invesco Oppenheimer V.I. International Growth Fund	2,726	(2,677)	49	9,825	(2,105)	7,720
Invesco Small Cap Growth(c)	2,852	(6,120)	(3,268)	3,066	(14,766)	(11,700)
Invesco Technology	10,461	(23,764)	(13,303)	37,289	(14,252)	23,037
Invesco V.I. American Franchise Series I	42,359	(13,705)	28,654	11,492	(14,666)	(3,174)
Invesco V.I. American Franchise Series II	69	(977)	(908)	79	(37)	42
Invesco V.I. American Value	13,672	(45,829)	(32,157)	37,506	(64,377)	(26,871)
Invesco V.I. Balanced-Risk Allocation	691	(13)	678	299	(295)	4
Invesco V.I. Comstock	193,666	(234,386)	(40,720)	209,885	(304,355)	(94,470)
Invesco V.I. Core Equity	65,458	(1,576)	63,882	4,606	(5,084)	(478)
Invesco V.I. Core Plus Bond	407,317	(264,030)	143,287	1,396,403	(338,225)	1,058,178
Invesco V.I. Discovery Mid Cap Growth	22,183	(55,356)	(33,173)	33,798	(36,280)	(2,482)
Invesco V.I. Equally-Weighted S&P 500	8,798	(4,235)	4,563	64,146	(7,768)	56,378
Invesco V.I. Equity and Income	85,313	(135,694)	(50,381)	90,781	(65,874)	24,907
Invesco V.I. EVQ International Equity Fund	222,300	(317,388)	(95,088)	109,065	(355,343)	(246,278)
Invesco V.I. Global	25,801	(38,755)	(12,954)	27,597	(20,807)	6,790
Invesco V.I. Global Core Equity	3,289	(1,290)	1,999	40	(1,420)	(1,380)
Invesco V.I. Global Real Estate Series I	21,829	(48,211)	(26,382)	21,216	(64,220)	(43,004)
Invesco V.I. Global Real Estate Series II	3,665	(3,522)	143	754	(9,672)	(8,918)
Invesco V.I. Global Strategic Income	9	(15)	(6)	9	(16)	(7)
Invesco V.I. Government Money Market	1,421,836	(2,180,956)	(759,120)	4,063,513	(2,376,825)	1,686,688
Invesco V.I. Government Securities	301,004	(397,447)	(96,443)	301,388	(421,176)	(119,788)
Invesco V.I. Growth and Income	1,274	(13)	1,261	32	(2)	30
Invesco V.I. Health Care Series I	18,427	(92,905)	(74,478)	67,710	(38,272)	29,438
Invesco V.I. Health Care Series II	428	(4)	424	13,239	(860)	12,379
Invesco V.I. Main Street Mid Cap Fund®	81,534	(109,748)	(28,214)	88,165	(98,215)	(10,050)
Invesco V.I. Main Street Small Cap Fund®	29,163	(80,961)	(51,798)	54,543	(91,341)	(36,798)
Invesco V.I. Small Cap Equity	6,181	(182)	5,999	229	(737)	(508)

(c)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2023			2022
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Invesco Value Opportunities	20,351	(18,720)	1,631	12,096	(20,464)	(8,368)
Janus Henderson Adaptive Risk Managed U.S. Equity	11,954	(19,961)	(8,007)	7,385	(12,433)	(5,048)
Janus Henderson Mid Cap Value	312	(185)	127	240	(2,493)	(2,253)
Janus Henderson Overseas	137,998	(82,218)	55,780	147,963	(50,732)	97,231
Janus Henderson VIT Enterprise	146,712	(189,425)	(42,713)	95,429	(148,038)	(52,609)
Janus Henderson VIT Mid Cap Value	11,294	(1,330)	9,964	2,535	(893)	1,642
Janus Henderson VIT Overseas	73,979	(46,899)	27,080	14,222	(18,678)	(4,456)
Janus Henderson VIT Research	132,666	(125,404)	7,262	43,258	(229,430)	(186,172)
Lord Abbett Series Bond-Debenture VC	85,920	(90,634)	(4,714)	69,495	(76,225)	(6,730)
Lord Abbett Series Developing Growth VC	14,331	(31,456)	(17,125)	23,946	(31,559)	(7,613)
Lord Abbett Series Dividend Growth VC	2,612	—	2,612	10	(1,028)	(1,018)
Lord Abbett Series Growth Opportunities VC	168	—	168	581	(581)	—
Lord Abbett Series Mid Cap Stock VC	1,614	(55)	1,559	120	(1,810)	(1,690)
Lord Abbett Series Total Return VC	2,193	(3,206)	(1,013)	23,598	(624)	22,974
LVIP JPMorgan Core Bond Fund(a)	123,033	(73,879)	49,154	131,917	(184,101)	(52,184)
LVIP JPMorgan Small Cap Core Fund(a)	1,135	(14)	1,121	586	(610)	(24)
LVIP JPMorgan US Equity Fund(a)	396	(180)	216	7,709	(1,232)	6,477
MFS® VIT Emerging Markets Equity	802	(479)	323	522	(1,517)	(995)
MFS® VIT Global Tactical Allocation	17	(114)	(97)	22	(113)	(91)
MFS® VIT High Yield	—	—	—	51	(5,130)	(5,079)
MFS® VIT II MA Investors Growth Stock	1,452	(616)	836	6,067	(132)	5,935
MFS® VIT II Research International	427,998	(314,805)	113,193	117,149	(239,685)	(122,536)
MFS® VIT International Intrinsic Value	4,983	(41,078)	(36,095)	16,167	(29,844)	(13,677)
MFS® VIT Investors Trust	3,250	(1,108)	2,142	1,464	(977)	487
MFS® VIT New Discovery	1,807	(4,049)	(2,242)	4,711	(5,522)	(811)
MFS® VIT Research	52	(84)	(32)	56	(87)	(31)
MFS® VIT Total Return	56,050	(257,220)	(201,170)	136,720	(129,031)	7,689
MFS® VIT Total Return Bond	1,156	(2,012)	(856)	10,152	(4,174)	5,978
MFS® VIT Utilities	154,491	(323,643)	(169,152)	234,648	(160,875)	73,773
Morgan Stanley VIF Emerging Markets Debt	5,083	(6,023)	(940)	599	(350)	249
Morgan Stanley VIF Emerging Markets Equity	47,137	(92,694)	(45,557)	66,373	(96,780)	(30,407)

(a)	Name change. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2023			2022
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	11,735	(10,911)	824	13,403	(9,588)	3,815
Morningstar Balanced ETF Asset Allocation Portfolio	97,280	(98,633)	(1,353)	92,455	(38,224)	54,231
Morningstar Conservative ETF Asset Allocation Portfolio	81,939	(66,545)	15,394	41,395	(89,428)	(48,033)
Morningstar Growth ETF Asset Allocation Portfolio	27,224	(54,046)	(26,822)	44,056	(32,281)	11,775
Morningstar Income and Growth ETF Asset Allocation Portfolio	55,831	(26,540)	29,291	5,553	(64,756)	(59,203)
Neuberger Berman AMT Sustainable Equity I	43,358	(53,328)	(9,970)	12,393	(75,993)	(63,600)
Neuberger Berman AMT Sustainable Equity S	7,393	(19,009)	(11,616)	9,345	(21,018)	(11,673)
Neuberger Berman Core Bond	19,221	(32,668)	(13,447)	158,190	(51,844)	106,346
Neuberger Berman Large Cap Value	4,480	(12,727)	(8,247)	16,882	(10,479)	6,403
Neuberger Berman Sustainable Equity	20,834	(13,769)	7,065	7,945	(8,073)	(128)
North Square Spectrum Alpha	65	(2,922)	(2,857)	339	(107)	232
Northern Global Tactical Asset Allocation	344	(470)	(126)	438	(2,271)	(1,833)
Northern Large Cap Core	256	(1,361)	(1,105)	356	(2,643)	(2,287)
Northern Large Cap Value	1,952	(1,695)	257	10,705	(2,660)	8,045
PGIM Focused Growth	17,159	(42,846)	(25,687)	29,460	(47,752)	(18,292)
PGIM Jennison Mid-Cap Growth	1,450	(364)	1,086	1,096	(1,744)	(648)
PGIM Jennison Natural Resources	2,918	(604)	2,314	179	(82)	97
PGIM Jennison Small Company	1,613	(2,199)	(586)	1,496	(5,349)	(3,853)
PGIM Quant Solutions Small-Cap Value (c)	837	(564)	273	751	(2,010)	(1,259)
PIMCO All Asset	1,654	(6,859)	(5,205)	1,112	(1,673)	(561)
PIMCO CommodityRealReturn Strategy	1,427	(4,458)	(3,031)	6,452	(9,030)	(2,578)
PIMCO Emerging Markets Bond	4,216	(14,803)	(10,587)	1,217	(498)	719
PIMCO High Yield	12,125	(10,425)	1,700	3,718	(10,982)	(7,264)
PIMCO International Bond (U.S. Dollar-Hedged)	47,352	(86,115)	(38,763)	163,278	(68,188)	95,090
PIMCO Low Duration	2,023	(6,249)	(4,226)	20,929	(865)	20,064
PIMCO Real Return	8,490	(9,004)	(514)	21,354	(6,712)	14,642
PIMCO StocksPLUS® Small Fund	2,173	(1,070)	1,103	2,479	(8,261)	(5,782)
PIMCO Total Return	20,257	(34,288)	(14,031)	31,262	(27,298)	3,964
PIMCO VIT All Asset Administrative	19,509	(43,181)	(23,672)	13,123	(68,657)	(55,534)

(c)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2023			2022
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
PIMCO VIT All Asset Advisor	24,554	(13,126)	11,428	41,199	(15,932)	25,267
PIMCO VIT CommodityRealReturn Strategy Administrative	81,311	(549,586)	(468,275)	630,064	(920,252)	(290,188)
PIMCO VIT CommodityRealReturn Strategy Advisor	11,501	(130,907)	(119,406)	294,112	(176,636)	117,476
PIMCO VIT Emerging Markets Bond	117,928	(118,770)	(842)	34,277	(96,798)	(62,521)
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	5,926	(5,780)	146	168	(570)	(402)
PIMCO VIT Global Managed Asset Allocation	329	(206)	123	4,425	(8,364)	(3,939)
PIMCO VIT High Yield	8,196	(6,979)	1,217	5,128	(11,557)	(6,429)
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	192,888	(239,080)	(46,192)	166,895	(173,590)	(6,695)
PIMCO VIT International Bond Portfolio (Unhedged)	3,025	(181)	2,844	2,782	(22,210)	(19,428)
PIMCO VIT Low Duration Administrative (c)	483,714	(966,521)	(482,807)	1,888,340	(684,171)	1,204,169
PIMCO VIT Low Duration Advisor	31,426	(61,033)	(29,607)	37,994	(38,988)	(994)
PIMCO VIT Real Return Administrative (c)	239,896	(352,640)	(112,744)	399,079	(733,849)	(334,770)
PIMCO VIT Real Return Advisor	29,574	(18,683)	10,891	81,697	(45,902)	35,795
PIMCO VIT Short-Term	186,303	(227,966)	(41,663)	271,297	(61,203)	210,094
PIMCO VIT Total Return Administrative	158,375	(168,260)	(9,885)	202,752	(385,316)	(182,564)
PIMCO VIT Total Return Advisor	896,418	(233,842)	662,576	246,266	(281,007)	(34,741)
Pioneer Bond VCT	4,254	(3,160)	1,094	5,111	(12,930)	(7,819)
Pioneer Equity Income VCT	234	(7,208)	(6,974)	1,087	(2,596)	(1,509)
Pioneer High Yield VCT	99	(28)	71	2,591	(124)	2,467
Pioneer Real Estate Shares VCT (b)	—	—	—	44	(1,839)	(1,795)
Pioneer Strategic Income	562	(1,987)	(1,425)	3,789	(205)	3,584
Pioneer Strategic Income VCT	12,008	(430)	11,578	667	(1,940)	(1,273)
Putnam VT Core Equity Fund (a)	62	(435)	(373)	2,169	(2,169)	—
Putnam VT Diversified Income	5,684	(63)	5,621	200	(13)	187
Putnam VT Global Asset Allocation	41	(8)	33	37	(5)	32
Putnam VT High Yield	2,220	(2,132)	88	145	(10)	135
Putnam VT Income	33,829	(40,356)	(6,527)	722	(34,333)	(33,611)

(a)	Name change. See Note 1.
(b)	Liquidation. See Note 1.
(c)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2023			2022
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Putnam VT Large Cap Growth Fund (a)	3,083	(1,465)	1,618	1,717	(562)	1,155
Putnam VT Large Cap Value	19,325	(37,399)	(18,074)	174,094	(148,999)	25,095
Putnam VT Multi-Asset Absolute Return (b)	171	(23,903)	(23,732)	3,085	(3,877)	(792)
Putnam VT Small Cap Growth	48,147	(37,812)	10,335	2,728	(1,893)	835
Putnam VT Small Cap Value	31,749	(44,938)	(13,189)	16,536	(62,506)	(45,970)
Redwood Managed Volatility	184	(12)	172	692	(41,230)	(40,538)
Royce Micro-Cap	113,005	(134,158)	(21,153)	20,663	(54,179)	(33,516)
Royce Small-Cap Opportunity	31,887	(75,877)	(43,990)	64,907	(27,954)	36,953
Royce Small-Cap Value	6,436	(12,027)	(5,591)	6,616	(8,258)	(1,642)
Rydex VIF Banking	195,240	(203,665)	(8,425)	27,020	(54,437)	(27,417)
Rydex VIF Basic Materials	21,885	(25,450)	(3,565)	38,101	(41,867)	(3,766)
Rydex VIF Biotechnology	104,128	(113,224)	(9,096)	22,327	(193,526)	(171,199)
Rydex VIF Commodities Strategy	170,211	(214,863)	(44,652)	1,249,312	(1,671,612)	(422,300)
Rydex VIF Consumer Products	68,351	(139,936)	(71,585)	321,701	(245,387)	76,314
Rydex VIF Dow 2x Strategy (c)	446,486	(458,051)	(11,565)	143,840	(137,491)	6,349
Rydex VIF Electronics	80,934	(37,558)	43,376	12,895	(57,240)	(44,345)
Rydex VIF Energy	479,226	(684,809)	(205,583)	1,742,320	(1,989,491)	(247,171)
Rydex VIF Energy Services	2,400,561	(2,352,304)	48,257	1,445,935	(4,075,790)	(2,629,855)
Rydex VIF Europe 1.25x Strategy (c)	63,142	(72,617)	(9,475)	38,377	(45,845)	(7,468)
Rydex VIF Financial Services	14,743	(29,468)	(14,725)	19,970	(59,958)	(39,988)
Rydex VIF Government Long Bond 1.2x Strategy (c)	62,647	(70,095)	(7,448)	809,165	(802,893)	6,272
Rydex VIF Health Care	84,614	(102,212)	(17,598)	228,445	(238,863)	(10,418)
Rydex VIF High Yield Strategy	30,022	(30,510)	(488)	13,262	(36,700)	(23,438)
Rydex VIF Internet	8,788	(19,369)	(10,581)	11,198	(16,115)	(4,917)
Rydex VIF Inverse Dow 2x Strategy (c)	396,604	(863,107)	(466,503)	68,424,290	(67,950,715)	473,575
Rydex VIF Inverse Government Long Bond Strategy (c)	289,366	(317,274)	(27,908)	1,286,142	(1,275,268)	10,874
Rydex VIF Inverse Mid-Cap Strategy (c)	24,807	(23,462)	1,345	216,453	(179,225)	37,228
Rydex VIF Inverse NASDAQ-100® Strategy (c)	9,118,626	(9,793,405)	(674,779)	15,138,362	(15,968,666)	(830,304)
Rydex VIF Inverse Russell 2000® Strategy (c)	150,020	(169,843)	(19,823)	300,163	(296,359)	3,804

(a)	Name change. See Note 1.
(b)	Liquidation. See Note 1.
(c)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2023			2022
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Rydex VIF Inverse S&P 500 Strategy (c)	591,060	(680,611)	(89,551)	11,848,428	(11,748,968)	99,460
Rydex VIF Japan 2x Strategy (c)	3,543	(5,950)	(2,407)	5,653	(6,991)	(1,338)
Rydex VIF Leisure	33,621	(37,134)	(3,513)	8,822	(3,355)	5,467
Rydex VIF Mid-Cap 1.5x Strategy (c)	6,133	(10,114)	(3,981)	4,316	(8,247)	(3,931)
Rydex VIF Money Market (b)	13,506,141	(21,572,102)	(8,065,961)	32,459,362	(26,483,486)	5,975,876
Rydex VIF NASDAQ-100®	720,337	(634,951)	85,386	1,869,033	(2,015,346)	(146,313)
Rydex VIF NASDAQ-100® 2x Strategy (c)	671,852	(558,458)	113,394	543,736	(556,884)	(13,148)
Rydex VIF Nova (c)	80,009	(71,360)	8,649	84,876	(112,245)	(27,369)
Rydex VIF Precious Metals	188,023	(215,002)	(26,979)	182,378	(125,142)	57,236
Rydex VIF Real Estate	8,419	(19,637)	(11,218)	53,315	(86,920)	(33,605)
Rydex VIF Retailing	2,362	(5,631)	(3,269)	9,770	(4,678)	5,092
Rydex VIF Russell 2000® 1.5x Strategy (c)	4,951	(6,187)	(1,236)	50,537	(96,804)	(46,267)
Rydex VIF Russell 2000® 2x Strategy (c)	2,813,628	(1,972,179)	841,449	568,647	(590,851)	(22,204)
Rydex VIF S&P 500 2x Strategy (c)	280,043	(224,301)	55,742	723,314	(834,823)	(111,509)
Rydex VIF S&P 500 Pure Growth	184,871	(204,452)	(19,581)	78,826	(200,143)	(121,317)
Rydex VIF S&P 500 Pure Value	146,200	(333,463)	(187,263)	393,332	(345,704)	47,628
Rydex VIF S&P MidCap 400 Pure Growth	33,549	(29,068)	4,481	11,404	(35,355)	(23,951)
Rydex VIF S&P MidCap 400 Pure Value	69,787	(172,564)	(102,777)	236,244	(241,949)	(5,705)
Rydex VIF S&P SmallCap 600 Pure Growth	40,239	(36,359)	3,880	12,113	(37,129)	(25,016)
Rydex VIF S&P SmallCap 600 Pure Value	119,913	(129,292)	(9,379)	264,716	(502,298)	(237,582)
Rydex VIF Strengthening Dollar 2x Strategy (c)	33,397	(32,458)	939	45,372	(64,013)	(18,641)
Rydex VIF Technology	38,306	(36,331)	1,975	29,379	(42,124)	(12,745)
Rydex VIF Telecommunications	7,478	(10,794)	(3,316)	17,220	(28,929)	(11,709)
Rydex VIF Transportation	10,351	(3,591)	6,760	99,999	(94,921)	5,078
Rydex VIF Utilities	32,999	(130,631)	(97,632)	344,752	(331,918)	12,834
Rydex VIF Weakening Dollar 2x Strategy (c)	46,626	(55,196)	(8,570)	84,270	(75,931)	8,339
T. Rowe Price Blue Chip Growth	24,701	(11,256)	13,445	14,808	(29,561)	(14,753)
T. Rowe Price Capital Appreciation	22,936	(58,836)	(35,900)	57,624	(66,228)	(8,604)
T. Rowe Price Equity Income	9,398	(2,743)	6,655	35,029	(16,523)	18,506
T. Rowe Price Growth Stock	21,928	(47,989)	(26,061)	40,600	(48,801)	(8,201)

(b)	Liquidation. See Note 1.
(c)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2023			2022
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
T. Rowe Price Health Sciences	84,760	(154,482)	(69,722)	45,221	(74,116)	(28,895)
T. Rowe Price Limited-Term Bond	21,082	(2,860)	18,222	2,134	(6,721)	(4,587)
T. Rowe Price Retirement 2010	5	(1)	4	4	—	4
T. Rowe Price Retirement 2015	2,046	(356)	1,690	1,450	(1,674)	(224)
T. Rowe Price Retirement 2020	418	(160)	258	459	(151)	308
T. Rowe Price Retirement 2025	527	(318)	209	730	(731)	(1)
T. Rowe Price Retirement 2030	1,910	(147)	1,763	3,460	(34)	3,426
T. Rowe Price Retirement 2035	563	(21)	542	748	(1,946)	(1,198)
T. Rowe Price Retirement 2040	7,226	(1,435)	5,791	627	(15)	612
T. Rowe Price Retirement 2045	68	(4)	64	175	(4)	171
T. Rowe Price Retirement 2050	16	—	16	16	—	16
T. Rowe Price Retirement 2055	227	(37)	190	138	(9)	129
T. Rowe Price Retirement Balanced	530	(1,705)	(1,175)	4,640	(9,682)	(5,042)
Templeton Developing Markets VIP Fund	169,206	(219,335)	(50,129)	37,677	(116,317)	(78,640)
Templeton Foreign VIP Fund	56,012	(147,376)	(91,364)	46,094	(87,970)	(41,876)
Templeton Global Bond VIP Fund	39,869	(37,813)	2,056	62,583	(95,139)	(32,556)
Templeton Growth VIP Fund	13	(1)	12	12	(1)	11
Third Avenue Value	2,692	(53,831)	(51,139)	65,711	(10,680)	55,031
TOPS® Aggressive Growth ETF	3,321	(15)	3,306	1,010	(26,540)	(25,530)
TOPS® Balanced ETF	39,994	(6,869)	33,125	42,947	(383)	42,564
TOPS® Conservative ETF	12,304	(2,962)	9,342	109,656	(462,204)	(352,548)
TOPS® Growth ETF	8,793	(297)	8,496	11,887	(38,369)	(26,482)
TOPS® Managed Risk Balanced ETF	—	—	—	5,287	(5,287)	—
TOPS® Managed Risk Moderate Growth ETF	—	—	—	—	(47,434)	(47,434)
TOPS® Moderate Growth ETF	7,733	(603)	7,130	61,042	(184)	60,858
VanEck VIP Global Gold	49,707	(31,352)	18,355	258,985	(256,286)	2,699
VanEck VIP Global Resources	21,192	(9,845)	11,347	79,276	(8,699)	70,577
Vanguard® VIF Balanced	104,137	(16,252)	87,885	52,154	(75,815)	(23,661)
Vanguard® VIF Capital Growth	9,656	(19,028)	(9,372)	48,727	(40,166)	8,561
Vanguard® VIF Conservative Allocation	109,705	(164,203)	(54,498)	123,666	(62,056)	61,610
Vanguard® VIF Diversified Value	20,010	(7,205)	12,805	61,423	(16,176)	45,247
Vanguard® VIF Equity Income	75,817	(50,107)	25,710	197,815	(126,341)	71,474
Vanguard® VIF Equity Index	231,308	(16,407)	214,901	186,536	(37,080)	149,456

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2023			2022
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Vanguard® VIF Global Bond Index	25,866	(27,263)	(1,397)	94,136	(13,287)	80,849
Vanguard® VIF Growth	28,301	(7,221)	21,080	61,770	(20,168)	41,602
Vanguard® VIF High Yield Bond	45,151	(51,432)	(6,281)	62,564	(41,915)	20,649
Vanguard® VIF International	66,579	(42,729)	23,850	74,358	(58,243)	16,115
Vanguard® VIF Mid-Cap Index	101,788	(100,698)	1,090	98,574	(35,095)	63,479
Vanguard® VIF Moderate Allocation	397,974	(135,679)	262,295	443,711	(74,821)	368,890
Vanguard® VIF Real Estate Index	59,938	(59,236)	702	93,277	(11,882)	81,395
Vanguard® VIF Short Term Investment Grade	275,110	(128,811)	146,299	461,642	(237,368)	224,274
Vanguard® VIF Small Company Growth (c)	669	(2,552)	(1,883)	509	(784)	(275)
Vanguard® VIF Total Bond Market Index	921,325	(170,660)	750,665	436,979	(255,212)	181,767
Vanguard® VIF Total International Stock Market Index	316,582	(92,240)	224,342	400,604	(65,593)	335,011
Vanguard® VIF Total Stock Market Index	305,129	(147,973)	157,156	450,846	(228,968)	221,878
Victory RS Partners (c)	493	(1,180)	(687)	536	(2,960)	(2,424)
Victory RS Science and Technology	2,212	(2,496)	(284)	3,457	(12,362)	(8,905)
Victory RS Value	6,064	(11,943)	(5,879)	6,547	(9,884)	(3,337)
Virtus Ceredex Mid Cap Value Equity	734	(6,888)	(6,154)	913	(2,090)	(1,177)
Virtus Duff & Phelps Real Estate Securities Series	9,344	(7,859)	1,485	3,076	(3,314)	(238)
Virtus KAR Small-Cap Growth Series	38,265	(13,054)	25,211	5,211	(17,269)	(12,058)
Virtus Newfleet Multi-Sector Intermediate Bond Series	1,671	(34)	1,637	4,104	(1,918)	2,186
Virtus SGA International Growth Series	12,391	(17,766)	(5,375)	5,353	(17,100)	(11,747)
Virtus Strategic Allocation Series	16,645	(9,912)	6,733	1,542	(5,702)	(4,160)
Voya MidCap Opportunities Portfolio	303	(121)	182	659	(133)	526
VY CBRE Global Real Estate Portfolio	2,575	(1,085)	1,490	438	(48)	390
VY CBRE Real Estate Portfolio	1,680	(1,680)	—	133	(32,659)	(32,526)
Western Asset Variable Global High Yield Bond	20,472	(24,269)	(3,797)	7,542	(54,540)	(46,998)

(c)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights

The Account has a number of products, which have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns. The information presented below identifies the range of lowest to highest expense ratios and the corresponding total return. The summary may not reflect the minimum and maximum contract charges offered by the Account as contract owners may not have selected all available and applicable contract options as discussed in Note 2.

A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios and total return ratios for each of the five years in the period ended December 31, 2023, were as follows:

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
AB VPS Discovery Value Portfolio (a)
2023	305,589	13.79	19.55	4,339,295	0.01	0.25	1.45	12.05	13.14
2022	381,612	12.61	17.28	4,814,167	0.01	0.25	1.45	(19.32)	(18.49)
2021	405,423	15.63	21.20	6,319,106	0.01	0.25	1.45	29.71	31.27
2020	326,575	11.56	16.39	3,882,654	0.01	0.25	1.45	(1.47)	(0.30)
2019	154,713	11.65	16.44	1,832,698	0.33	0.25	1.45	14.73	16.10
AB VPS Dynamic Asset Allocation
2023	58,984	9.40	9.75	556,928	0.01	0.25	0.75	9.30	9.92
2022	84,677	8.11	8.87	730,165	0.02	0.25	1.45	(22.02)	(21.30)
2021	101,089	10.40	11.27	1,107,947	0.02	0.25	1.45	4.52	5.82
2020	96,540	9.95	10.79	1,005,526	0.02	0.25	1.45	0.30	1.51
2019	77,465	9.92	10.63	798,899	1.89	0.25	1.45	10.22	11.54
AB VPS Relative Value Portfolio (a)
2023	4,247	22.38	22.38	94,993	0.02	0.25	0.25	8.17	8.17
2022	9,643	20.69	20.69	199,475	0.01	0.25	0.25	(7.47)	(7.47)
2021	14,793	22.36	22.36	330,673	0.01	0.25	0.25	23.81	23.81
2020	14,302	13.81	18.34	258,314	0.01	0.25	1.45	(2.06)	(0.86)
2019	22,895	14.10	18.50	417,487	2.27	0.25	1.45	18.19	19.66

(a)	Name change. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
AB VPS Sustainable Global Thematic Growth
2023	6,440	21.11	21.11	135,953	0.00	0.25	0.25	11.99	11.99
2022	6,411	18.85	18.85	120,833	—	0.25	0.25	(29.48)	(29.48)
2021	614	26.73	26.73	16,408	—	0.25	0.25	18.69	18.69
2020	501	19.50	22.87	11,291	0.00	0.25	1.45	33.02	34.61
2019	487	14.66	16.99	8,155	—	0.25	1.45	24.13	25.67
AFIS Capital World Growth and Income
2023	7,592	12.93	14.29	100,114	0.02	0.25	1.45	15.65	16.84
2022	8,441	11.18	12.23	96,603	0.02	0.25	1.45	(20.99)	(20.22)
2021	9,538	14.15	15.33	138,341	0.02	0.25	1.45	9.52	10.85
2020	9,009	12.92	14.01	117,429	0.01	0.25	1.45	3.78	5.10
2019	21,023	12.45	13.33	262,544	1.95	0.25	1.45	25.00	26.47
AFIS U.S. Government Securities
2023	20,824	7.20	7.96	162,466	0.04	0.25	1.45	(1.64)	(0.62)
2022	26,471	7.32	8.01	207,854	0.02	0.25	1.45	(14.88)	(14.06)
2021	87,466	8.60	9.32	805,439	0.00	0.25	1.45	(5.18)	(4.02)
2020	386,206	9.07	9.84	3,555,550	0.03	0.25	1.45	4.61	6.03
2019	28,979	8.67	9.28	255,879	2.90	0.25	1.45	0.58	1.75
AFIS Washington Mutual Investors
2023	46,186	15.77	17.44	761,881	0.02	0.25	1.45	12.08	13.25
2022	38,611	14.07	15.40	560,909	0.02	0.25	1.45	(12.50)	(11.60)
2021	29,366	16.08	16.08	472,265	0.01	1.45	1.45	22.00	22.00
2020	32,181	13.18	14.29	424,318	0.01	0.25	1.45	3.70	5.00
2019	36,323	12.71	13.61	461,745	1.88	0.25	1.45	15.76	17.13
Alger Capital Appreciation (c)
2023	8,054	23.20	30.26	192,614	—	0.25	1.45	36.87	38.24
2022	10,090	16.95	21.89	174,979	—	0.25	1.45	(39.33)	(38.70)
2021	13,490	27.94	35.71	409,319	—	0.25	1.45	13.67	15.05
2020	17,802	24.58	31.63	463,583	—	0.25	1.45	35.20	36.87
2019	27,929	18.18	23.11	529,530	—	0.25	1.45	27.49	28.96

(c)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Alger Large Cap Growth
2023	15,975	10.62	10.79	171,885	—	0.25	1.45	27.19	28.45
2022	18,763	8.35	8.40	157,761	—	0.25	1.45	(16.50)	(16.00)
Allspring Growth (c)
2023	29,994	23.71	41.29	712,042	—	0.90	1.10	28.19	28.44
2022	31,061	18.46	32.21	574,621	—	0.90	1.10	(39.64)	(39.52)
2021	33,903	30.52	53.36	1,036,704	—	0.90	1.10	3.09	3.32
2020	36,669	29.54	51.76	1,085,114	—	0.90	1.25	42.71	43.19
2019	41,791	20.63	36.22	863,397	—	0.90	1.25	31.36	31.82
Allspring International Equity VT
2023	4,644	9.91	9.91	46,034	0.01	0.25	0.25	11.85	11.85
2022	4,507	8.86	8.86	39,935	0.03	0.25	0.25	(14.64)	(14.64)
2021	4,374	10.38	10.38	45,434	0.01	0.25	0.25	3.49	3.49
2020	4,245	9.89	10.22	42,621	0.02	0.25	1.45	0.41	1.49
2019	4,119	9.85	10.07	40,769	3.72	0.25	1.45	10.43	11.76
Allspring Large Cap Core
2023	48,080	17.61	24.72	854,775	0.01	0.90	1.25	19.53	19.88
2022	50,433	14.69	17.56	747,452	0.01	0.90	1.25	(17.75)	(17.43)
2021	54,236	17.79	21.35	974,874	0.00	0.90	1.25	25.51	25.99
2020	61,715	14.12	19.94	879,936	0.01	0.90	1.25	3.59	3.90
2019	81,316	13.59	19.23	1,111,757	1.51	0.90	1.25	22.26	22.76
Allspring Opportunity
2023	28,149	21.91	32.18	616,461	—	0.90	1.10	21.30	21.52
2022	32,402	18.03	26.53	585,249	—	0.90	1.10	(23.98)	(23.83)
2021	34,734	23.67	34.90	823,693	—	0.90	1.10	19.48	19.73
2020	35,874	19.77	29.21	710,566	0.00	0.90	1.25	15.87	16.29
2019	49,705	17.00	25.17	857,131	0.24	0.90	1.25	25.82	26.30

(c)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Allspring Opportunity VT
2023	42,441	18.57	24.57	974,569	—	0.25	1.45	21.09	22.48
2022	44,774	15.32	20.06	849,247	—	0.25	1.45	(24.08)	(23.32)
2021	55,937	20.18	26.16	1,407,980	0.00	0.25	1.45	19.34	20.78
2020	74,054	16.91	22.26	1,581,613	0.00	0.25	1.45	15.74	17.16
2019	96,624	14.61	19.00	1,790,052	0.31	0.25	1.45	25.73	27.26
Allspring Small Company Value
2023	404,716	12.92	13.04	5,275,463	0.01	0.90	1.10	10.52	10.79
2022	354,096	11.69	11.77	4,166,378	—	0.90	1.10	(15.66)	(15.45)
2021	384,152	13.86	13.92	5,348,332	0.00	0.90	1.10	31.37	31.57
2020	447,299	10.53	10.58	4,731,057	0.00	0.90	1.25	(2.32)	(1.95)
2019	508,901	10.78	10.79	5,488,889	0.78	0.90	1.25	7.80	7.90
Allspring VT Discovery All Cap Growth Fund (a)
2023	8,057	19.97	19.97	160,872	—	1.45	1.45	27.60	27.60
2022	9,173	15.65	15.65	143,454	—	1.45	1.45	(39.78)	(39.78)
2021	8,950	25.99	25.99	232,514	—	1.45	1.45	9.94	9.94
2020	11,619	23.64	29.85	274,515	—	0.25	1.45	36.96	38.58
2019	12,214	17.26	21.54	211,753	—	0.25	1.45	31.06	32.72
ALPS/Alerian Energy Infrastructure
2023	26,623	8.83	9.89	249,166	0.03	0.25	1.45	9.15	10.26
2022	27,905	8.09	8.97	236,282	0.05	0.25	1.45	12.52	13.54
2021	30,614	7.19	7.90	228,960	0.02	0.25	1.45	31.68	33.45
2020	45,703	5.46	6.01	254,151	0.02	0.25	1.45	(28.44)	(27.50)
2019	43,110	7.63	8.29	334,572	1.63	0.25	1.45	15.26	16.60
American Century Diversified Bond
2023	26,247	7.23	7.23	189,603	0.05	0.90	0.90	1.12	1.12
2022	13,403	7.15	7.15	95,822	0.01	0.90	0.90	(17.53)	(17.53)
2021	45,059	8.67	8.67	390,366	0.01	0.90	0.90	(4.83)	(4.83)
2020	35,430	9.11	9.11	322,378	0.01	0.90	0.90	3.64	3.64
2019	32,166	8.79	8.79	282,339	2.38	0.90	0.90	4.02	4.02

(a)	Name change. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
American Century Equity Income
2023	429,255	16.39	21.17	8,988,444	0.02	0.90	1.25	(0.67)	(0.29)
2022	475,359	16.50	20.99	9,988,134	0.02	0.90	1.25	(7.41)	(7.08)
2021	585,205	17.82	22.59	13,229,010	0.02	0.90	1.25	11.65	12.05
2020	650,937	15.96	20.52	13,137,824	0.02	0.90	1.25	(3.39)	(3.08)
2019	495,785	16.52	21.21	10,326,770	2.07	0.90	1.25	18.68	19.06
American Century Heritage
2023	70,041	25.87	35.72	1,827,914	—	0.90	1.10	15.41	15.70
2022	74,056	22.36	30.95	1,658,363	—	0.90	1.10	(31.15)	(31.03)
2021	105,535	32.42	44.95	3,487,857	—	0.90	1.10	6.37	6.57
2020	98,395	30.42	42.26	3,004,275	—	0.90	1.25	36.29	36.78
2019	122,538	22.24	30.97	2,770,966	—	0.90	1.25	29.49	29.98
American Century International Bond
2023	17,068	4.95	4.95	84,440	—	0.90	0.90	(3.13)	(3.13)
2022	2,938	5.11	5.11	15,000	—	0.90	0.90	(23.16)	(23.16)
2021	1,108	6.65	6.65	7,366	—	0.90	0.90	(10.86)	(10.86)
2020	1,279	7.46	7.46	9,533	0.02	0.90	0.90	5.22	5.22
2019	578	7.09	7.09	4,092	—	0.90	0.90	1.00	1.00
American Century International Growth
2023	455,661	10.20	14.99	4,759,532	—	0.90	1.25	7.45	7.82
2022	502,643	9.46	10.87	4,886,804	0.00	0.90	1.25	(28.30)	(28.06)
2021	499,873	13.15	15.16	6,732,003	0.00	0.90	1.25	3.62	4.03
2020	519,843	12.64	18.70	6,779,904	—	0.90	1.25	20.02	20.50
2019	540,817	10.49	15.55	5,886,255	—	0.90	1.25	22.76	23.12
American Century Select
2023	181,962	21.53	31.11	3,964,275	—	0.90	1.25	33.74	34.23
2022	172,754	16.04	19.80	2,779,225	—	0.90	1.25	(32.03)	(31.80)
2021	159,577	23.52	29.13	3,757,042	—	0.90	1.25	19.68	20.12
2020	174,537	19.58	28.48	3,432,438	—	0.90	1.25	28.04	28.48
2019	182,930	15.24	22.21	2,812,155	—	0.90	1.25	30.29	30.70

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
American Century Strategic Allocation: Aggressive
2023	89,629	14.68	15.19	1,361,279	0.02	0.90	1.10	10.46	10.63
2022	86,149	13.29	13.73	1,182,256	0.01	0.90	1.10	(19.06)	(18.90)
2021	75,097	16.42	16.93	1,270,485	0.01	0.90	1.10	10.13	10.37
2020	82,861	14.59	15.34	1,270,354	0.00	0.90	1.25	13.10	13.55
2019	92,201	12.90	13.51	1,245,561	1.42	0.90	1.25	18.78	19.24
American Century Strategic Allocation: Conservative
2023	58,585	10.89	11.27	660,468	0.02	0.90	1.10	5.73	5.92
2022	69,713	10.30	10.64	741,775	0.02	0.90	1.10	(16.60)	(16.42)
2021	76,437	12.35	12.73	972,891	0.01	0.90	1.10	4.75	4.95
2020	94,007	11.54	12.13	1,140,002	0.01	0.90	1.25	8.36	8.69
2019	96,671	10.65	11.16	1,078,014	1.34	0.90	1.25	10.82	11.27
American Century Strategic Allocation: Moderate
2023	283,594	12.92	13.38	3,789,128	0.02	0.90	1.10	8.30	8.60
2022	305,161	11.93	12.32	3,756,819	0.01	0.90	1.10	(18.34)	(18.19)
2021	347,089	14.61	15.06	5,222,406	0.01	0.90	1.10	7.66	7.88
2020	386,679	13.28	13.96	5,393,933	0.01	0.90	1.25	10.94	11.32
2019	407,250	11.97	12.54	5,100,344	1.35	0.90	1.25	15.43	15.90
American Century Ultra®
2023	21,517	36.12	36.12	775,460	—	0.90	0.90	37.50	37.50
2022	22,266	26.27	26.27	583,642	—	0.90	0.90	(35.18)	(35.18)
2021	23,555	40.53	40.53	952,836	—	0.90	0.90	18.20	18.20
2020	19,693	34.29	34.29	673,845	—	0.90	0.90	43.65	43.65
2019	22,011	23.87	23.87	524,427	—	0.90	0.90	29.17	29.17
American Century VP Disciplined Core Value
2023	9,828	14.96	20.82	186,819	0.01	0.25	1.45	3.74	4.78
2022	10,351	14.42	19.87	186,410	0.02	0.25	1.45	(16.45)	(15.63)
2021	10,320	17.26	23.55	221,400	0.01	0.25	1.45	17.98	19.42
2020	5,933	14.63	20.10	111,577	0.00	0.25	1.45	6.55	7.89
2019	37,238	13.73	18.63	676,722	1.86	0.25	1.45	18.36	19.81

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
American Century VP Inflation Protection
2023	115,055	7.45	7.58	872,055	0.02	0.25	1.45	(0.93)	—
2022	249,897	7.52	7.58	1,892,915	0.07	0.25	1.45	(16.63)	(15.87)
2021	95,161	9.01	9.02	856,906	0.03	0.25	1.45	1.58	2.97
2020	44,309	8.75	8.89	388,561	0.01	0.25	1.45	4.84	6.09
2019	33,574	8.26	8.47	278,630	2.37	0.25	1.45	4.05	5.41
American Century VP International
2023	5,260	11.80	11.80	62,065	0.01	0.25	0.25	8.86	8.86
2022	5,946	10.84	10.84	64,466	0.01	0.25	0.25	(27.30)	(27.30)
2021	5,782	14.91	14.91	86,180	0.00	0.25	0.25	5.15	5.15
2020	8,927	12.81	14.45	126,572	0.00	0.25	1.45	20.17	21.63
2019	9,216	10.66	11.88	107,571	0.74	0.25	1.45	22.53	24.01
American Century VP Mid Cap Value (c)
2023	234,756	15.47	21.06	4,492,608	0.02	0.25	1.45	1.50	2.68
2022	326,427	15.23	20.51	6,109,013	0.02	0.25	1.45	(5.46)	(4.56)
2021	296,933	16.11	21.49	5,845,403	0.01	0.25	1.45	17.68	19.12
2020	313,207	13.69	18.38	5,202,437	0.01	0.25	1.45	(3.32)	(2.18)
2019	369,493	14.16	18.79	6,311,721	1.96	0.25	1.45	23.34	24.93
American Century VP Ultra®
2023	541,321	35.03	39.71	21,354,934	—	0.75	1.35	37.16	38.03
2022	516,484	25.54	28.77	14,749,955	—	0.75	1.35	(35.31)	(34.94)
2021	539,659	39.48	44.22	23,653,619	—	0.75	1.35	17.75	18.46
2020	611,816	33.53	37.33	22,652,609	—	0.75	1.35	43.11	44.02
2019	642,653	23.43	25.92	16,511,751	—	0.75	1.35	28.74	29.54
American Century VP Value
2023	1,153,725	15.15	26.16	29,669,848	0.02	0.25	1.45	4.34	5.57
2022	1,133,634	14.50	19.76	28,012,549	0.02	0.25	1.45	(3.91)	(2.90)
2021	1,367,816	15.09	20.35	35,056,543	0.02	0.25	1.45	18.91	20.34
2020	1,390,418	12.69	21.54	29,771,253	0.02	0.25	1.45	(3.57)	(2.43)
2019	1,716,973	13.16	22.19	37,557,917	2.05	0.25	1.45	21.40	22.89

(c)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
American Funds IS® Asset Allocation
2023	1,476,615	12.69	14.03	19,815,174	0.02	0.25	1.45	9.21	10.39
2022	1,599,046	11.62	12.71	19,531,050	0.01	0.25	1.45	(17.24)	(16.44)
2021	2,045,916	14.04	15.21	30,163,919	0.01	0.25	1.25	9.86	11.18
2020	1,850,336	12.78	13.85	24,611,418	0.02	0.25	1.45	7.21	8.54
2019	1,248,612	11.92	12.76	15,495,724	1.81	0.25	1.45	15.73	17.06
American Funds IS® Capital World Bond
2023	327,851	6.34	7.01	2,218,609	—	0.25	1.45	1.44	2.49
2022	355,230	6.25	6.84	2,355,477	0.00	0.25	1.45	(21.19)	(20.47)
2021	393,157	7.93	8.60	3,293,883	0.01	0.25	1.45	(9.37)	(8.12)
2020	991,838	8.75	9.48	9,095,196	0.01	0.25	1.45	4.92	6.04
2019	894,026	8.34	8.94	7,765,139	1.53	0.25	1.45	2.84	4.07
American Funds IS® Global Growth
2023	763,044	16.18	17.88	13,147,101	0.01	0.25	1.45	17.25	18.41
2022	764,598	13.80	15.10	11,181,371	0.00	0.25	1.45	(28.05)	(27.30)
2021	854,288	19.18	20.77	17,270,666	0.00	0.25	1.45	11.12	12.39
2020	786,401	17.26	18.71	14,210,435	0.00	0.25	1.45	24.44	25.99
2019	803,584	13.87	14.85	11,595,876	1.03	0.25	1.45	29.02	30.49
American Funds IS® Global Small Capitalization
2023	50,880	11.11	12.28	602,015	0.00	0.25	1.45	10.99	12.04
2022	44,218	10.01	10.96	464,923	—	0.25	1.45	(32.64)	(31.93)
2021	44,562	14.86	16.10	692,265	—	0.25	1.45	1.78	3.01
2020	13,903	14.60	15.82	205,015	0.00	0.25	1.45	23.73	25.26
2019	14,425	11.80	12.63	171,535	0.01	0.25	1.45	25.53	27.06
American Funds IS® Growth
2023	147,429	24.43	27.00	3,785,360	0.00	0.25	1.45	32.41	33.73
2022	145,693	18.45	20.19	2,755,323	0.00	0.25	1.45	(33.03)	(32.34)
2021	150,201	27.55	29.84	4,208,923	0.00	0.25	1.45	16.39	17.80
2020	137,685	23.67	25.65	3,292,726	0.00	0.25	1.45	45.13	46.82
2019	96,989	16.31	17.47	1,625,802	0.64	0.25	1.45	24.69	26.23

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
American Funds IS® Growth-Income
2023	1,516,996	17.64	19.50	28,485,449	0.01	0.25	1.45	20.57	21.80
2022	1,628,040	14.63	16.01	25,143,422	0.01	0.25	1.45	(20.14)	(19.35)
2021	1,771,693	18.32	19.85	34,085,570	0.01	0.25	1.45	18.42	19.87
2020	1,536,458	15.47	16.77	24,816,222	0.01	0.25	1.45	8.26	9.61
2019	1,375,944	14.29	15.30	20,436,381	1.62	0.25	1.45	20.39	21.82
American Funds IS® International
2023	696,324	8.84	9.77	6,577,194	0.01	0.25	1.45	10.78	11.91
2022	686,051	7.98	8.73	5,812,644	0.01	0.25	1.45	(24.29)	(23.56)
2021	559,252	10.54	11.42	6,226,898	0.02	0.25	1.45	(5.98)	(4.83)
2020	545,375	11.21	12.15	6,412,804	0.00	0.25	1.45	8.73	9.95
2019	651,260	10.31	11.05	6,992,243	1.32	0.25	1.45	17.29	18.82
American Funds IS® International Growth and Income
2023	59,732	8.54	9.44	551,196	0.03	0.25	1.45	10.77	11.98
2022	37,206	7.71	8.43	301,591	0.02	0.25	1.45	(19.01)	(18.23)
2021	43,679	9.52	10.31	436,509	0.04	0.25	1.45	0.53	1.68
2020	12,586	9.47	10.27	121,310	0.01	0.25	1.45	1.07	2.39
2019	17,526	9.37	10.03	169,426	2.12	0.25	1.45	17.13	18.56
American Funds IS® Mortgage
2023	5,265	7.18	7.93	41,800	0.03	0.25	1.45	(0.69)	0.13
2022	7,886	7.23	7.92	62,019	0.01	0.25	1.45	(13.93)	(12.97)
2021	32,111	8.40	9.10	291,786	0.00	0.25	1.45	(5.08)	(4.01)
2020	30,503	8.85	9.60	288,642	0.02	0.25	1.45	1.72	3.00
2019	4,451	8.70	9.32	40,694	3.38	0.25	1.45	0.23	1.41
American Funds IS® New World
2023	420,078	10.13	11.20	4,598,804	0.01	0.25	1.45	10.83	12.00
2022	386,722	9.14	10.00	3,782,521	0.01	0.25	1.45	(25.51)	(24.76)
2021	359,350	12.27	13.29	4,664,407	0.01	0.25	1.45	0.08	1.30
2020	246,178	12.26	13.29	3,159,342	0.00	0.25	1.45	17.88	19.30
2019	261,994	10.40	11.14	2,829,026	0.79	0.25	1.45	23.22	24.75

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
AMG River Road Mid Cap Value
2023	87,847	20.78	21.50	1,887,337	0.00	0.90	1.10	17.73	17.94
2022	90,510	17.65	18.23	1,648,248	0.01	0.90	1.10	(11.97)	(11.80)
2021	92,199	20.05	20.67	1,903,475	0.00	0.90	1.10	26.66	26.89
2020	102,231	15.49	16.29	1,662,918	0.00	0.90	1.25	(0.51)	(0.12)
2019	125,277	15.57	16.31	2,041,214	0.87	0.90	1.25	10.66	11.03
Ariel®
2023	123,016	21.45	24.58	2,661,698	0.00	0.90	1.10	11.17	11.37
2022	132,154	19.26	22.11	2,567,033	0.00	0.90	1.10	(22.07)	(21.90)
2021	164,903	24.66	28.37	4,101,007	0.00	0.90	1.10	25.14	25.37
2020	180,815	16.01	22.67	3,582,278	0.00	0.90	1.25	5.40	5.75
2019	187,453	15.19	21.47	3,511,286	0.72	0.90	1.25	19.51	19.92
Baron Asset
2023	33,186	22.13	22.13	734,175	—	0.90	0.90	12.56	12.56
2022	33,003	19.66	19.66	648,587	—	0.90	0.90	(28.85)	(28.85)
2021	32,630	27.63	27.63	901,436	—	0.90	0.90	9.56	9.56
2020	35,119	25.22	25.22	885,472	—	0.90	0.90	27.89	27.89
2019	37,749	19.72	19.72	744,236	—	0.90	0.90	32.35	32.35
BlackRock Advantage Large Cap Core V.I.
2023	22,518	19.96	25.31	532,320	0.00	0.25	1.45	19.74	20.93
2022	30,635	16.67	20.93	612,174	0.01	0.25	1.45	(23.46)	(22.71)
2021	14,715	21.78	27.08	363,352	0.00	0.25	1.45	22.50	23.99
2020	8,899	17.78	22.26	172,053	0.01	0.25	1.45	14.27	15.70
2019	14,601	15.56	19.24	258,300	1.58	0.25	1.45	22.91	24.45
BlackRock Advantage Small Cap Growth
2023	9,084	18.11	18.11	164,564	0.00	0.90	0.90	13.90	13.90
2022	8,814	15.90	15.90	140,122	0.01	0.90	0.90	(28.02)	(28.02)
2021	6,570	22.09	22.09	145,120	—	0.90	0.90	(0.63)	(0.63)
2020	11,071	22.23	22.23	246,109	—	0.90	0.90	28.05	28.05
2019	9,331	17.36	17.36	162,046	0.32	0.90	0.90	28.31	28.31

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
BlackRock Basic Value V.I.
2023	13,414	14.24	18.87	237,876	0.02	0.25	1.45	11.42	12.52
2022	13,067	12.78	16.77	206,342	0.01	0.25	1.45	(9.04)	(8.16)
2021	12,184	14.05	18.26	209,343	0.01	0.25	1.45	16.02	17.43
2020	10,437	12.11	15.84	151,801	0.02	0.25	1.45	(1.38)	(0.19)
2019	13,362	12.28	15.87	187,883	2.24	0.25	1.45	18.19	19.59
BlackRock Capital Appreciation V.I.
2023	23,250	24.08	27.87	643,152	—	0.25	1.45	42.49	43.88
2022	16,569	16.90	19.37	317,934	—	0.25	1.45	(40.39)	(39.79)
2021	5,903	28.35	32.17	185,349	—	0.25	1.45	15.62	17.02
2020	9,391	24.52	28.01	258,055	—	0.25	1.45	35.32	36.97
2019	3,594	18.12	20.45	72,215	—	0.25	1.45	25.83	27.33
BlackRock Equity Dividend
2023	30,733	18.73	18.73	575,512	0.02	0.90	0.90	8.08	8.08
2022	30,528	17.33	17.33	528,951	0.01	0.90	0.90	(7.87)	(7.87)
2021	45,358	18.81	18.81	852,805	0.01	0.90	0.90	15.47	15.47
2020	47,174	16.29	16.29	768,020	0.02	0.90	0.90	(0.31)	(0.31)
2019	38,722	16.34	16.34	632,635	1.89	0.90	0.90	22.40	22.40
BlackRock Equity Dividend V.I.
2023	674,400	15.78	20.38	10,826,540	0.02	0.25	1.45	7.35	8.40
2022	646,850	14.70	18.80	9,591,537	0.01	0.25	1.45	(8.13)	(7.16)
2021	588,523	16.00	20.25	9,428,956	0.01	0.25	1.45	15.11	16.51
2020	535,564	13.67	17.71	7,376,401	0.02	0.25	1.45	(1.00)	0.23
2019	492,100	13.70	17.67	6,862,951	1.86	0.25	1.45	21.88	23.39
BlackRock Global Allocation
2023	9,674	11.62	11.62	112,250	0.01	0.90	0.90	8.09	8.09
2022	15,853	10.75	10.75	170,348	—	0.90	0.90	(19.23)	(19.23)
2021	5,656	13.31	13.31	75,183	0.01	0.90	0.90	2.31	2.31
2020	6,575	13.01	13.01	85,391	0.00	0.90	0.90	16.16	16.16
2019	29,617	11.20	11.20	331,577	1.16	0.90	0.90	12.79	12.79

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
BlackRock Global Allocation V.I.
2023	223,807	10.51	11.89	2,425,056	0.02	0.25	1.45	7.79	8.88
2022	252,052	9.75	10.92	2,519,566	—	0.25	1.45	(19.55)	(18.75)
2021	247,070	12.12	13.44	3,049,772	0.01	0.25	1.45	1.76	2.99
2020	271,763	11.91	13.29	3,274,665	0.01	0.25	1.45	15.41	16.78
2019	216,891	10.32	11.38	2,251,522	1.33	0.25	1.45	12.66	14.03
BlackRock High Yield V.I.
2023	763,837	10.03	11.37	7,787,111	0.09	0.25	1.45	8.20	9.33
2022	625,237	9.27	10.40	5,886,223	0.05	0.25	1.45	(14.25)	(13.41)
2021	819,815	10.81	12.01	8,946,433	0.04	0.25	1.45	0.65	1.87
2020	572,723	10.71	11.97	6,171,324	0.06	0.25	1.45	2.38	3.55
2019	892,614	10.39	11.56	9,320,004	7.13	0.25	1.45	9.84	11.26
BlackRock International Dividend
2023	18,571	11.69	11.69	217,067	0.02	0.90	0.90	11.02	11.02
2022	8,892	10.53	10.53	93,725	0.01	0.90	0.90	(13.76)	(13.76)
2021	11,733	12.21	12.21	143,320	0.02	0.90	0.90	8.82	8.82
2020	7,973	11.22	11.22	89,482	0.01	0.90	0.90	4.66	4.66
2019	34,823	10.72	10.72	373,899	2.36	0.90	0.90	18.72	18.72
BlackRock Large Cap Focus Growth V.I.
2023	47,453	25.69	32.39	1,288,462	—	0.25	1.45	46.13	47.63
2022	5,808	17.58	21.94	127,478	—	0.25	1.45	(40.81)	(40.22)
2021	7,384	29.70	36.70	242,659	—	0.25	1.25	12.63	14.01
2020	6,305	26.37	32.80	179,994	—	0.25	1.45	37.20	38.81
2019	6,873	19.22	23.63	155,801	—	0.25	1.45	26.53	28.15
BNY Mellon Appreciation
2023	365,056	20.14	25.74	7,488,396	0.01	0.90	1.25	16.36	16.75
2022	372,230	17.25	19.38	6,527,252	0.01	0.90	1.25	(21.35)	(21.05)
2021	410,865	21.85	24.64	9,081,142	0.00	0.90	1.25	21.74	22.20
2020	424,212	17.88	23.00	7,751,142	0.01	0.90	1.25	18.78	19.27
2019	394,396	15.00	19.33	5,996,871	1.01	0.90	1.25	29.58	29.98

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
BNY Mellon Dynamic Value
2023	190,680	23.40	35.17	5,058,753	0.01	0.90	1.25	7.88	8.27
2022	197,081	21.69	24.18	4,811,360	0.01	0.90	1.25	(1.50)	(1.14)
2021	165,768	22.02	24.46	4,144,289	0.01	0.90	1.25	27.80	28.26
2020	173,747	17.23	25.77	3,354,168	0.01	0.90	1.25	(0.69)	(0.31)
2019	189,241	17.35	25.91	3,663,712	1.48	0.90	1.25	21.50	21.85
BNY Mellon IP MidCap Stock
2023	152,525	13.67	13.67	2,081,551	0.01	0.75	0.75	13.63	13.63
2022	239,506	12.03	12.03	2,877,526	0.00	0.75	0.75	(17.38)	(17.38)
2021	394,756	14.56	14.56	5,744,015	0.00	0.75	0.75	20.93	20.93
2020	316,378	12.04	12.04	3,805,893	0.01	0.75	0.75	3.88	3.88
2019	322,409	11.59	11.59	3,735,298	0.50	0.75	0.75	15.44	15.44
BNY Mellon IP Small Cap Stock Index
2023	530,603	15.40	21.74	8,690,493	0.01	0.25	1.45	10.61	11.72
2022	503,837	14.04	19.17	7,350,166	0.01	0.25	1.45	(20.09)	(19.28)
2021	500,013	17.57	24.12	8,890,587	0.01	0.25	1.45	20.67	22.13
2020	452,522	14.20	19.75	6,608,653	0.01	0.25	1.45	5.74	7.05
2019	514,832	13.33	18.45	6,973,243	0.80	0.25	1.45	16.89	18.35
BNY Mellon IP Technology Growth
2023	476,885	25.31	34.84	16,376,270	—	0.25	1.45	52.24	53.95
2022	442,447	16.61	20.37	9,930,805	—	0.25	1.45	(48.72)	(48.22)
2021	477,385	32.39	39.34	20,742,158	—	0.25	1.45	7.72	9.04
2020	471,784	30.07	40.69	18,700,260	0.00	0.25	1.45	62.19	64.16
2019	536,111	18.54	24.91	13,061,536	—	0.25	1.45	20.08	21.50
BNY Mellon Opportunistic Midcap Value
2023	104,647	22.24	36.94	2,471,817	0.01	0.90	1.25	7.65	8.06
2022	102,963	20.66	21.70	2,246,672	0.00	0.90	1.25	(11.82)	(11.50)
2021	109,159	23.43	24.52	2,684,051	0.00	0.90	1.25	10.94	11.30
2020	118,604	21.12	34.92	2,618,842	0.00	0.90	1.25	13.85	14.26
2019	131,572	18.55	30.62	2,542,887	0.27	0.90	1.25	22.20	22.65

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
BNY Mellon Stock Index
2023	6,909	20.62	27.33	176,616	0.01	0.25	1.45	20.37	21.63
2022	1,820	22.47	22.47	41,024	0.02	0.25	0.25	(21.13)	(21.13)
2021	1,954	21.93	28.49	55,819	0.00	0.25	1.45	22.51	24.03
2020	7,135	17.90	23.32	162,959	0.01	0.25	1.45	12.58	13.92
2019	11,985	15.90	20.47	231,415	1.53	0.25	1.45	25.10	26.67
BNY Mellon VIF Appreciation
2023	330,534	18.96	23.59	6,299,803	0.00	0.25	1.45	15.69	16.84
2022	314,001	16.51	20.19	5,138,973	0.00	0.25	1.45	(21.64)	(20.85)
2021	337,319	20.71	25.51	7,006,865	0.00	0.25	0.75	22.11	22.70
2020	313,594	16.96	21.11	5,328,880	0.01	0.25	1.45	17.99	19.40
2019	72,058	14.28	17.68	1,028,287	0.86	0.25	1.45	29.89	31.45
Calamos® Growth
2023	367,532	23.07	28.38	8,560,614	—	0.90	1.10	32.06	32.36
2022	404,966	17.43	21.49	7,124,514	—	0.90	1.10	(35.98)	(35.90)
2021	416,324	27.19	33.57	11,409,195	—	0.90	1.10	18.29	18.58
2020	447,975	19.85	28.38	10,348,347	—	0.90	1.25	27.33	27.81
2019	507,893	15.59	22.25	9,176,159	—	0.90	1.25	25.62	26.07
Calamos® Growth and Income
2023	410,238	18.02	24.60	9,249,045	0.01	0.90	1.10	15.49	15.74
2022	423,807	19.82	21.30	8,246,271	0.01	0.90	1.10	(21.75)	(21.60)
2021	438,519	25.28	27.22	10,893,442	0.00	0.90	1.10	16.23	16.50
2020	409,322	17.05	23.42	8,674,810	0.01	0.90	1.25	17.31	17.74
2019	441,404	14.49	19.93	7,978,377	1.32	0.90	1.25	20.74	21.15
Calamos® High Income Opportunities
2023	30,771	10.26	10.90	335,061	0.05	0.90	1.25	7.55	8.03
2022	48,125	9.54	10.09	483,272	0.06	0.90	1.25	(14.05)	(13.83)
2021	35,842	11.10	11.71	419,033	0.05	0.90	1.25	2.02	2.36
2020	39,242	10.88	11.44	448,211	0.05	0.90	1.25	0.37	0.79
2019	39,792	10.84	11.35	450,910	6.01	0.90	1.25	9.49	9.87

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
ClearBridge Small Cap Growth
2023	1,049	19.49	19.49	20,439	—	0.90	0.90	4.50	4.50
2022	1,018	18.65	18.65	18,987	—	0.90	0.90	(31.53)	(31.53)
2021	989	27.24	27.24	26,919	—	0.90	0.90	7.63	7.63
2020	960	25.31	25.31	24,278	—	0.90	0.90	37.93	37.93
2019	931	18.35	18.35	17,080	—	0.90	0.90	20.49	20.49
ClearBridge Variable Aggressive Growth
2023	292,183	16.07	18.14	5,257,229	0.00	0.75	1.35	18.86	19.58
2022	314,374	13.52	15.17	4,744,827	—	0.75	1.35	(29.73)	(29.24)
2021	350,392	19.24	21.44	7,481,961	0.00	0.75	1.35	5.37	5.98
2020	539,789	18.26	20.23	10,635,452	0.00	0.75	1.35	12.72	13.33
2019	800,538	16.20	17.85	14,213,298	0.74	0.75	1.35	19.38	20.20
ClearBridge Variable Small Cap Growth
2023	279,473	20.55	23.33	6,346,937	—	0.75	1.35	3.79	4.43
2022	312,778	19.80	22.34	6,764,918	—	0.75	1.35	(31.87)	(31.47)
2021	322,798	29.06	32.60	10,174,791	—	0.75	1.35	7.79	8.49
2020	362,282	26.96	30.05	10,545,530	—	0.75	1.35	37.13	37.97
2019	339,779	19.66	21.78	7,223,355	—	0.75	1.35	21.51	22.22
Delaware Ivy Asset Strategy
2023	20,450	11.79	11.79	240,995	0.03	0.90	0.90	11.23	11.23
2022	24,452	10.60	10.60	259,158	0.01	0.90	0.90	(16.73)	(16.73)
2021	20,361	12.73	12.73	259,238	0.02	0.90	0.90	9.46	9.46
2020	20,370	11.63	11.63	236,970	0.02	0.90	0.90	9.10	9.10
2019	24,462	10.66	10.66	260,847	2.12	0.90	0.90	17.01	17.01
Delaware Ivy VIP Asset Strategy
2023	121,736	10.12	12.02	1,237,210	0.02	0.25	1.45	9.18	10.28
2022	117,821	9.37	10.90	1,092,457	0.02	0.25	1.45	(18.24)	(17.49)
2021	104,510	11.46	13.21	1,182,345	0.02	0.25	1.45	5.62	6.96
2020	104,722	10.56	12.59	1,114,353	0.02	0.25	1.45	8.94	10.25
2019	69,502	9.63	11.42	677,775	2.38	0.25	1.45	16.49	17.85

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Delaware Ivy VIP Balanced
2023	7,227	16.21	16.21	117,064	0.01	0.25	0.25	12.34	12.34
2022	5,851	14.43	14.43	84,357	0.01	0.25	0.25	(18.75)	(18.75)
2021	5,690	14.29	17.76	100,948	0.01	0.25	1.45	10.95	12.26
2020	9,653	12.88	16.12	140,504	0.01	0.25	1.45	9.06	10.49
2019	5,373	11.81	14.59	76,977	1.74	0.25	1.45	16.82	18.14
Delaware Ivy VIP Core Equity
2023	8,196	26.18	26.18	214,639	0.00	0.25	0.25	19.60	19.60
2022	5,914	21.89	21.89	129,455	0.00	0.25	0.25	(19.96)	(19.96)
2021	139	27.35	27.35	3,796	0.00	0.25	0.25	24.83	24.83
2020	6,705	16.96	22.33	146,652	0.00	0.25	1.45	16.16	17.65
2019	6,555	14.60	18.98	122,065	0.57	0.25	1.45	25.43	26.87
Delaware Ivy VIP Energy
2023	20,898	5.28	5.39	110,623	0.03	0.25	1.45	(0.37)	0.76
2022	22,740	5.24	5.41	119,733	0.03	0.25	1.45	44.27	45.56
2021	41,977	3.60	3.75	154,385	0.01	0.25	1.45	35.87	37.40
2020	27,016	2.62	2.76	71,558	0.01	0.25	1.45	(39.61)	(38.76)
2019	27,490	4.29	4.57	119,752	—	0.25	1.45	(1.08)	0.23
Delaware Ivy VIP Global Growth
2023	125	16.98	16.98	2,118	0.00	0.25	0.25	16.14	16.14
2022	133	14.62	14.62	1,940	—	0.25	0.25	(20.20)	(20.20)
2021	53,056	18.32	18.32	971,589	0.00	0.25	0.25	14.14	14.14
2020	51,490	14.50	16.36	826,409	0.00	0.25	1.45	15.35	16.69
2019	49,958	12.57	14.02	687,909	0.34	0.25	1.45	20.40	21.91
Delaware Ivy VIP Growth
2023	6,843	35.96	35.96	245,916	—	0.25	0.25	33.53	33.53
2022	4,115	26.93	26.93	110,731	—	0.25	0.25	(29.50)	(29.50)
2021	5,553	38.20	38.20	211,983	—	0.25	0.25	25.86	25.86
2020	6,359	24.24	30.93	192,910	—	0.25	1.45	24.82	26.35
2019	9,477	19.42	24.48	227,842	—	0.25	1.45	30.69	32.25

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Delaware Ivy VIP High Income
2023	42,123	9.51	12.54	430,670	0.06	0.25	1.45	7.09	8.20
2022	44,964	8.88	11.59	435,696	0.06	0.25	1.45	(14.62)	(13.83)
2021	50,957	10.40	13.20	586,206	0.06	0.25	1.45	1.46	2.72
2020	48,086	10.25	13.10	536,206	0.24	0.25	1.45	1.38	2.66
2019	60,810	10.11	12.76	628,258	6.41	0.25	1.45	6.31	7.59
Delaware Ivy VIP International Core Equity
2023	29,121	10.67	11.18	325,050	0.02	0.25	1.45	10.80	11.91
2022	28,923	9.63	9.99	287,878	0.02	0.25	1.45	(17.90)	(17.03)
2021	41,957	11.73	12.04	501,820	0.01	0.25	1.45	9.22	10.46
2020	43,677	10.74	11.10	474,233	0.02	0.25	1.45	2.48	3.74
2019	50,997	10.48	10.70	535,978	1.60	0.25	1.45	13.54	14.93
Delaware Ivy VIP Limited-Term Bond
2023	1,775	7.90	7.90	14,080	0.02	0.25	0.25	1.54	1.54
2022	1,843	7.78	7.78	14,401	0.02	0.25	0.25	(7.38)	(7.38)
2021	8,539	8.40	8.40	71,787	0.03	0.25	0.25	(3.67)	(3.67)
2020	—	8.29	8.89	—	—	0.25	1.45	(0.48)	0.79
2019	—	8.33	8.82	—	—	0.25	1.45	(0.24)	0.92
Delaware Ivy VIP Mid Cap Growth
2023	10,862	19.05	23.60	235,184	—	0.25	1.45	14.69	15.80
2022	9,076	16.61	20.38	170,059	—	0.25	1.45	(33.67)	(32.98)
2021	10,196	25.04	30.41	288,961	—	0.25	1.45	11.29	12.63
2020	9,519	22.50	27.51	237,252	—	0.25	1.45	42.50	44.26
2019	3,290	15.79	19.07	58,646	—	0.25	1.45	31.91	33.54
Delaware Ivy VIP Natural Resources
2023	34,715	5.84	6.46	224,016	0.04	0.25	1.45	(2.67)	(1.67)
2022	34,612	6.00	6.57	227,293	0.02	0.25	1.45	12.78	14.06
2021	32,967	5.32	5.76	189,760	0.02	0.25	1.45	21.18	22.55
2020	28,462	4.39	4.76	133,854	0.04	0.25	1.45	(15.74)	(14.70)
2019	—	5.21	5.58	—	—	0.25	1.45	4.62	5.88

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Delaware Ivy VIP Science And Technology
2023	8,504	21.66	30.85	216,307	—	0.25	1.45	33.29	34.60
2022	9,176	16.25	22.92	169,780	—	0.25	1.45	(34.66)	(33.99)
2021	9,455	24.87	34.72	272,333	—	0.25	1.45	10.14	11.46
2020	16,740	22.58	31.74	407,203	—	0.25	1.45	29.47	31.05
2019	22,009	17.44	24.22	392,869	—	0.25	1.45	42.95	44.68
Delaware Ivy VIP Small Cap Growth
2023	19,962	13.54	14.59	286,395	—	0.25	1.45	8.41	9.45
2022	13,599	12.49	13.33	177,570	—	0.25	1.45	(29.83)	(29.10)
2021	13,273	17.80	18.80	245,229	0.01	0.25	1.45	(0.50)	0.64
2020	9,802	17.89	19.03	179,411	—	0.25	1.45	31.64	33.26
2019	12,381	13.59	14.28	170,461	—	0.25	1.45	17.97	19.40
Delaware Ivy VIP Smid Cap Core
2023	9,872	14.45	17.74	165,600	0.00	0.25	1.45	10.81	11.99
2022	9,504	13.04	15.84	142,672	—	0.25	1.45	(18.30)	(17.54)
2021	13,282	15.96	19.21	246,246	—	0.25	1.45	15.48	16.92
2020	17,230	13.82	16.74	276,134	—	0.25	1.45	2.37	3.59
2019	19,489	13.50	16.16	302,799	—	0.25	1.45	18.94	20.42
Delaware Ivy VIP Value
2023	7,790	19.52	19.52	152,081	0.01	0.25	0.25	4.89	4.89
2022	8,132	18.61	18.61	151,351	0.02	0.25	0.25	(8.01)	(8.01)
2021	11,159	15.83	20.23	225,783	0.02	0.25	1.45	25.44	26.99
2020	12,915	12.62	16.23	205,768	0.02	0.25	1.45	(2.47)	(1.28)
2019	14,444	12.94	16.44	233,464	0.83	0.25	1.45	20.82	22.23
Delaware VIP Global Equity (a)
2023	8,681	14.90	14.90	129,359	0.02	0.25	0.25	10.45	10.45
2022	9,181	13.49	13.49	123,863	0.04	0.25	0.25	(14.13)	(14.13)
2021	9,644	15.71	15.71	151,520	0.01	0.25	0.25	13.18	13.18
2020	2,506	11.90	14.14	34,782	0.02	0.25	1.45	(1.41)	(0.14)
2019	2,433	12.07	14.16	33,874	2.81	0.25	1.45	17.87	19.19

(a)	Name change. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Delaware VIP Real Estate Securities
2023	3,862	11.85	15.40	50,272	0.02	0.25	1.45	4.96	5.99
2022	3,766	11.29	14.53	46,550	0.01	0.25	1.45	(28.00)	(27.28)
2021	3,188	15.68	19.98	53,190	0.01	0.25	1.45	37.42	39.14
2020	4,665	11.41	14.64	55,409	0.02	0.25	1.45	(7.39)	(6.21)
2019	4,581	12.32	15.61	58,745	1.64	0.25	1.45	19.03	20.45
Dimensional VA Equity Allocation
2023	121,187	13.51	13.51	1,638,517	0.03	0.25	0.25	16.27	16.27
2022	45,580	11.62	11.62	529,647	0.02	0.25	0.25	(16.40)	(16.40)
2021	41,859	13.90	13.90	582,038	0.03	0.25	0.25	20.35	20.35
2020	22,472	11.27	11.58	259,678	0.01	0.25	1.85	6.82	8.53
2019	34,023	10.55	10.67	362,481	3.42	0.25	1.85	5.50	6.70
Dimensional VA Global Bond Portfolio
2023	265,559	6.88	7.61	2,019,594	0.04	0.25	1.85	0.29	1.74
2022	244,894	6.86	7.48	1,831,415	0.02	0.25	1.85	(10.56)	(9.33)
2021	113,581	7.67	8.25	936,204	0.01	0.25	1.85	(5.77)	(4.29)
2020	40,574	8.14	8.75	348,673	0.00	0.25	1.85	(3.33)	(1.80)
2019	91,980	8.42	8.91	807,180	3.75	0.25	1.85	(0.82)	0.79
Dimensional VA Global Moderate Allocation
2023	51,897	11.89	11.89	617,121	0.03	0.25	0.25	11.02	11.02
2022	54,905	10.71	10.71	587,909	0.02	0.25	0.25	(13.77)	(13.77)
2021	33,270	12.42	12.42	413,498	0.03	0.25	0.25	10.50	10.50
2020	—	10.97	11.27	—	—	0.25	1.85	5.99	7.74
2019	—	10.35	10.46	—	—	0.25	1.85	3.50	4.60
Dimensional VA International Small Portfolio
2023	200,621	11.32	13.91	2,740,671	0.03	0.25	1.85	8.95	10.48
2022	170,254	10.39	12.59	2,101,310	0.03	0.25	1.85	(21.35)	(20.32)
2021	132,844	13.21	15.80	2,049,035	0.04	0.25	1.65	9.08	10.96
2020	49,975	12.11	14.46	665,782	0.02	0.25	1.85	4.22	5.86
2019	63,059	11.62	13.66	796,000	2.78	0.25	1.85	18.09	19.93

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Dimensional VA International Value Portfolio
2023	303,937	10.35	12.47	3,759,891	0.06	0.25	1.85	12.50	14.09
2022	208,890	9.20	10.93	2,256,773	0.05	0.25	1.85	(7.82)	(6.58)
2021	107,165	9.98	11.70	1,231,337	0.05	0.25	1.65	12.51	14.37
2020	53,842	8.87	10.39	536,046	0.01	0.25	1.85	(6.43)	(4.94)
2019	91,933	9.48	10.93	976,840	3.43	0.25	1.85	10.36	12.22
Dimensional VA Short-Term Fixed Portfolio
2023	645,305	6.70	7.48	4,807,316	0.05	0.25	1.85	0.15	1.63
2022	385,273	6.69	7.36	2,820,228	0.02	0.25	1.85	(5.64)	(4.29)
2021	162,616	7.09	7.69	1,247,891	0.00	0.25	1.85	(4.83)	(3.39)
2020	46,315	7.45	8.08	366,704	0.00	0.25	1.85	(4.24)	(2.65)
2019	89,370	7.78	8.30	730,129	1.32	0.25	1.85	(2.38)	(0.72)
Dimensional VA U.S. Large Value Portfolio
2023	315,423	14.91	21.36	6,454,232	0.02	0.25	1.85	5.82	7.40
2022	262,948	14.09	19.59	4,979,240	0.02	0.25	1.85	(9.16)	(7.90)
2021	188,530	15.51	21.60	3,842,822	0.02	0.25	1.65	20.98	23.01
2020	155,317	12.82	17.56	2,534,036	0.02	0.25	1.85	(6.08)	(4.57)
2019	178,873	13.65	18.40	3,062,371	2.13	0.25	1.85	19.84	21.69
Dimensional VA U.S. Targeted Value Portfolio
2023	168,557	16.38	23.51	3,758,695	0.02	0.25	1.85	14.55	16.21
2022	170,859	14.30	20.23	3,117,552	0.01	0.25	1.85	(8.51)	(7.29)
2021	121,156	15.63	21.82	2,491,539	0.02	0.25	1.65	33.02	35.28
2020	89,465	11.75	16.38	1,317,411	0.02	0.25	1.85	(0.93)	0.61
2019	83,689	11.86	16.28	1,186,056	1.50	0.25	1.85	16.73	18.66
DWS Capital Growth VIP
2023	1,552	31.81	31.81	49,387	—	0.25	0.25	33.77	33.77
2022	1,510	23.78	23.78	35,904	—	0.25	0.25	(33.09)	(33.09)
2021	1,838	35.54	35.54	65,306	—	0.25	0.25	18.51	18.51
2020	1,796	24.64	30.55	53,821	0.00	0.25	1.45	32.69	34.23
2019	3,272	18.57	22.76	67,421	0.12	0.25	1.45	30.77	32.40

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
DWS Core Equity VIP
2023	5,276	20.77	20.77	109,726	0.01	1.25	1.45	19.99	19.99
2022	5,131	17.31	17.31	88,944	0.00	1.45	1.45	(19.23)	(19.23)
2021	4,990	21.43	21.43	107,084	0.00	1.45	1.45	19.52	19.52
2020	4,844	17.93	23.21	86,972	0.01	0.25	1.45	10.61	11.96
2019	6,997	16.21	20.73	123,138	1.00	0.25	1.45	24.21	25.79
DWS CROCI® U.S. VIP
2023	647	13.87	13.87	8,979	0.01	0.25	0.25	16.55	16.55
2022	753	11.90	11.90	8,965	0.01	0.25	0.25	(18.38)	(18.38)
2021	775	14.58	14.58	11,295	0.02	0.25	0.25	22.21	22.21
2020	935	9.69	12.15	11,152	0.02	0.25	1.45	(16.25)	(15.27)
2019	1,118	11.57	14.34	15,741	—	0.25	1.45	26.73	28.26
DWS Global Small Cap VIP
2023	9,290	10.23	12.43	111,274	0.01	0.25	1.45	19.09	20.21
2022	8,728	8.59	10.34	86,990	0.00	0.25	1.45	(27.39)	(26.67)
2021	3,922	11.83	14.10	51,153	0.00	0.25	1.45	9.64	11.02
2020	3,809	10.79	12.94	44,993	0.01	0.25	1.45	11.81	13.21
2019	3,700	9.65	11.43	38,851	—	0.25	1.45	15.85	17.23
DWS High Income VIP
2023	11,168	9.42	10.67	114,872	0.07	0.25	1.45	6.44	7.45
2022	22,199	8.85	9.93	216,726	0.05	0.25	1.45	(13.15)	(12.28)
2021	27,657	10.19	11.32	308,514	0.00	0.25	1.45	(0.78)	0.53
2020	998	10.27	11.44	11,245	0.05	0.25	1.45	1.18	2.42
2019	970	10.15	11.17	10,680	—	0.25	1.45	10.33	11.70
DWS International Growth VIP
2023	770	11.32	11.32	8,750	0.01	0.25	0.25	12.08	12.08
2022	903	10.10	10.10	9,144	0.01	0.25	0.25	(31.01)	(31.01)
2021	929	14.64	14.64	13,625	0.00	0.25	0.25	4.42	4.42
2020	1,121	13.54	14.28	15,739	0.01	0.25	1.45	16.93	18.31
2019	1,340	11.58	12.07	15,908	—	0.25	1.45	25.19	26.65

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
DWS Small Mid Cap Value VIP
2023	4,806	11.67	14.06	65,745	0.01	0.25	1.45	9.89	10.97
2022	2,591	10.62	12.67	31,336	0.00	0.25	1.45	(19.67)	(18.83)
2021	2,314	13.22	15.61	35,007	0.00	0.25	1.45	24.37	25.89
2020	1,027	10.63	12.63	10,905	0.01	0.25	1.45	(5.43)	(4.32)
2019	996	11.24	13.20	11,189	0.37	0.25	1.45	15.76	17.13
Eaton Vance VT Floating-Rate Income
2023	456,341	8.90	9.84	4,120,991	0.07	0.25	1.45	6.59	7.66
2022	451,099	8.35	9.14	3,824,315	0.04	0.25	1.45	(6.81)	(5.87)
2021	489,492	8.96	9.71	4,421,594	0.03	0.25	1.45	(0.88)	0.31
2020	212,622	9.04	9.80	1,939,202	0.02	0.25	1.45	(2.48)	(1.31)
2019	446,508	9.27	9.93	4,165,459	4.54	0.25	1.45	2.43	3.65
Federated Hermes Corporate Bond
2023	520,526	9.91	10.53	5,473,275	0.04	0.90	1.25	3.34	3.74
2022	617,278	9.59	10.15	6,264,892	0.03	0.90	1.25	(18.24)	(17.95)
2021	597,778	11.73	12.37	7,386,684	0.03	0.90	1.25	(4.17)	(3.81)
2020	632,999	12.24	12.86	8,140,764	0.04	0.90	1.25	4.26	4.64
2019	554,476	11.74	12.29	6,808,461	4.06	0.90	1.25	9.11	9.44
Federated Hermes Fund for U.S. Government Securities II
2023	302,591	6.62	7.96	2,068,699	0.03	0.25	1.45	(0.30)	0.89
2022	323,666	6.64	7.89	2,219,013	0.02	0.25	1.45	(16.37)	(15.43)
2021	339,818	7.94	9.33	2,820,811	0.02	0.25	1.45	(6.37)	(5.09)
2020	669,476	8.48	10.11	5,826,857	0.03	0.25	1.45	0.57	1.92
2019	461,767	8.42	9.92	3,945,177	2.73	0.25	1.45	1.20	2.48
Federated Hermes High Income Bond II
2023	271,467	9.55	14.13	3,821,358	0.06	0.25	1.45	7.70	8.87
2022	283,388	8.86	12.74	3,702,320	0.05	0.25	1.45	(15.54)	(14.73)
2021	333,997	10.49	14.94	5,172,672	0.05	0.25	1.45	(0.10)	1.08
2020	392,381	10.50	15.56	6,079,125	0.03	0.25	1.45	0.86	2.15
2019	1,150,139	10.41	15.41	13,777,611	3.68	0.25	1.45	9.12	10.48

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Fidelity® Advisor Dividend Growth
2023	142,215	15.38	19.76	2,201,195	0.01	0.90	1.10	12.34	12.59
2022	149,018	13.66	17.59	2,039,936	0.01	0.90	1.10	(15.88)	(15.73)
2021	159,930	16.21	20.91	2,602,050	0.00	0.90	1.10	22.28	22.52
2020	167,664	13.23	17.10	2,226,007	0.01	0.90	1.25	(2.76)	(2.43)
2019	183,702	13.56	17.56	2,497,408	1.30	0.90	1.25	22.60	23.05
Fidelity® Advisor International Capital Appreciation (c)
2023	16,560	16.16	19.76	268,307	—	0.90	1.10	21.90	22.15
2022	17,725	13.23	16.21	234,989	—	0.90	1.10	(29.86)	(29.70)
2021	19,982	18.82	23.11	376,781	—	0.90	1.10	7.19	7.42
2020	23,434	17.52	21.56	412,836	—	0.90	1.10	16.73	16.96
2019	25,124	14.98	18.47	378,305	0.20	0.90	1.10	26.77	27.06
Fidelity® Advisor Leveraged Company Stock
2023	3,632	19.97	19.97	72,666	0.00	0.90	0.90	20.74	20.74
2022	3,975	16.54	16.54	65,874	0.00	0.90	0.90	(26.52)	(26.52)
2021	3,606	22.51	22.51	81,307	0.00	0.90	0.90	20.05	20.05
2020	3,628	18.75	18.75	68,163	—	0.90	0.90	23.68	23.68
2019	3,676	15.16	15.16	55,839	—	0.90	0.90	24.16	24.16
Fidelity® Advisor New Insights
2023	11,576	23.40	23.40	271,064	0.00	0.90	0.90	30.43	30.43
2022	10,808	17.94	17.94	194,048	0.00	0.90	0.90	(30.41)	(30.41)
2021	13,541	25.78	25.78	349,204	—	0.90	0.90	19.24	19.24
2020	14,423	21.62	21.62	311,905	—	0.90	0.90	18.60	18.60
2019	117,915	18.23	18.23	2,149,209	—	0.90	0.90	23.93	23.93
Fidelity® Advisor Real Estate
2023	97,942	8.71	20.84	1,280,465	0.02	0.90	1.25	5.96	6.38
2022	103,699	8.22	8.70	1,264,915	0.01	0.90	1.25	(31.21)	(30.95)
2021	129,534	11.95	28.39	2,150,541	0.01	0.90	1.25	32.48	32.91
2020	143,676	9.02	21.36	1,816,554	0.01	0.90	1.25	(10.96)	(10.65)
2019	142,736	10.13	23.91	2,001,510	1.63	0.90	1.25	17.38	17.78

(c)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Fidelity® Advisor Stock Selector Mid Cap
2023	111,373	20.08	26.93	2,237,593	0.00	0.90	1.10	11.88	12.12
2022	126,959	17.91	24.07	2,274,317	0.00	0.90	1.10	(17.74)	(17.58)
2021	133,502	21.73	29.26	2,907,795	0.00	0.90	1.10	17.70	17.97
2020	153,714	18.42	24.86	2,837,587	0.01	0.90	1.10	7.95	8.16
2019	159,515	17.03	23.03	2,721,477	0.51	0.90	1.10	23.82	24.03
Fidelity® Advisor Value Strategies
2023	95,396	23.38	31.03	2,245,889	0.00	0.90	1.10	15.05	15.34
2022	100,376	20.27	26.97	2,048,614	0.00	0.90	1.10	(11.49)	(11.37)
2021	110,875	22.87	30.47	2,598,277	0.01	0.90	1.10	27.28	27.62
2020	95,614	15.39	23.94	1,726,583	0.01	0.90	1.25	3.22	3.52
2019	115,491	14.91	23.16	2,033,553	1.15	0.90	1.25	28.31	28.79
Fidelity® VIP Balanced
2023	172,558	15.85	18.87	3,092,774	0.02	0.25	1.45	16.20	17.35
2022	157,312	13.64	16.08	2,389,373	0.01	0.25	1.45	(21.56)	(20.79)
2021	215,787	17.39	20.30	3,945,770	0.01	0.25	1.45	12.85	14.24
2020	80,655	15.41	18.11	1,370,341	0.01	0.25	1.45	16.74	18.21
2019	103,630	13.20	15.32	1,511,364	1.65	0.25	1.45	18.71	20.16
Fidelity® VIP Contrafund
2023	603,409	20.59	30.03	16,878,824	0.00	0.25	1.45	27.46	28.88
2022	625,617	16.14	20.25	13,625,278	0.00	0.25	1.45	(29.52)	(28.82)
2021	703,352	22.90	28.45	21,753,584	0.00	0.25	1.45	21.94	23.43
2020	761,280	18.78	27.42	19,434,949	0.00	0.25	1.45	24.54	26.09
2019	688,055	15.08	21.99	14,693,721	0.22	0.25	1.45	25.56	27.03
Fidelity® VIP Disciplined Small Cap
2023	40,484	14.31	19.31	778,833	0.01	0.25	1.45	15.68	16.82
2022	34,885	12.37	16.53	571,782	0.01	0.25	1.45	(21.86)	(21.06)
2021	32,521	15.83	20.94	666,203	0.00	0.25	1.45	15.21	16.53
2020	3,881	13.74	18.31	57,796	0.01	0.25	1.45	12.90	14.37
2019	4,044	12.17	16.01	53,754	0.66	0.25	1.45	18.04	19.39

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Fidelity® VIP Emerging Markets
2023	84,626	10.83	11.65	982,788	0.02	0.25	1.45	4.94	6.01
2022	69,160	10.32	10.99	757,701	0.02	0.25	1.45	(23.67)	(22.93)
2021	56,161	13.52	14.26	798,182	0.02	0.25	1.45	(6.63)	(5.50)
2020	41,226	14.48	15.33	618,455	0.01	0.25	1.45	25.15	26.69
2019	42,400	11.57	12.10	503,136	1.26	0.25	1.45	23.48	25.13
Fidelity® VIP Equity-Income
2023	305,439	14.95	14.95	4,575,471	0.02	0.75	0.75	6.33	6.33
2022	308,131	14.06	14.06	4,341,164	0.02	0.75	0.75	(8.70)	(8.70)
2021	337,551	15.40	15.40	5,208,574	0.02	0.75	0.75	20.03	20.03
2020	278,656	12.83	12.83	3,583,843	0.01	0.75	0.75	2.48	2.48
2019	234,467	12.52	12.52	2,942,940	1.76	0.75	0.75	22.39	22.39
Fidelity® VIP Growth & Income
2023	362,973	17.74	25.49	6,497,922	0.01	0.25	1.45	13.47	14.56
2022	369,064	15.81	22.25	5,782,799	0.02	0.25	1.45	(9.14)	(8.17)
2021	342,001	17.40	24.23	5,875,054	0.02	0.25	1.45	20.17	21.64
2020	299,240	14.07	20.30	4,247,734	0.02	0.25	1.45	2.91	4.10
2019	316,920	13.58	19.50	4,378,338	3.62	0.25	1.45	23.96	25.56
Fidelity® VIP Growth Opportunities
2023	1,347,949	29.71	37.81	41,274,184	—	0.25	1.45	39.13	40.66
2022	1,357,883	21.33	27.62	29,624,568	—	0.25	1.45	(40.88)	(40.27)
2021	1,480,594	36.08	45.00	54,699,311	—	0.25	1.45	6.81	8.10
2020	1,516,109	33.21	42.78	52,367,164	—	0.25	1.45	60.86	62.85
2019	1,160,273	20.50	26.27	25,219,339	—	0.25	1.45	34.36	35.97
Fidelity® VIP High Income
2023	136,069	8.90	9.91	1,247,004	0.05	0.25	1.45	5.58	6.67
2022	131,664	8.43	9.43	1,138,815	0.01	0.25	1.45	(15.36)	(14.51)
2021	956,319	9.96	10.87	9,549,997	0.02	0.25	1.45	(0.20)	1.02
2020	988,519	9.98	10.93	9,878,683	0.04	0.25	1.45	(2.06)	(0.82)
2019	825,999	10.19	11.02	8,423,400	3.68	0.25	1.45	9.81	11.09

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Fidelity® VIP Index 500
2023	1,063,270	20.96	25.51	24,088,148	0.01	0.25	1.45	20.51	21.89
2022	1,042,992	17.37	20.93	19,433,936	0.01	0.25	1.45	(21.83)	(21.02)
2021	1,193,327	23.17	26.50	28,267,662	0.01	0.25	1.40	22.69	24.18
2020	1,174,888	18.11	21.34	22,549,081	0.01	0.25	1.45	12.76	14.12
2019	1,235,638	16.06	18.70	20,919,733	1.83	0.25	1.45	25.27	26.87
Fidelity® VIP Investment Grade Bond
2023	817,346	7.77	9.50	7,314,593	0.03	0.25	1.45	1.44	2.59
2022	620,255	7.65	9.26	5,347,190	0.02	0.25	1.45	(16.85)	(16.05)
2021	592,706	9.20	11.03	6,076,230	0.02	0.25	1.45	(5.15)	(4.00)
2020	662,822	9.70	11.81	7,144,248	0.02	0.25	1.45	4.41	5.64
2019	681,179	9.29	11.18	6,992,465	2.70	0.25	1.45	4.62	5.97
Fidelity® VIP Mid Cap
2023	32,792	15.39	18.26	574,320	0.00	0.25	1.45	10.09	11.21
2022	45,272	13.98	16.42	723,544	0.00	0.25	1.45	(18.48)	(17.69)
2021	46,160	17.15	19.95	897,454	0.00	0.25	1.45	19.85	21.28
2020	34,989	14.31	16.76	559,125	0.00	0.25	1.45	12.68	14.09
2019	32,128	12.70	14.69	451,261	0.67	0.25	1.45	17.81	19.24
Fidelity® VIP Overseas
2023	473,873	11.33	12.73	5,412,874	0.01	0.25	1.45	15.19	16.36
2022	544,548	10.07	10.94	5,364,010	0.01	0.25	1.45	(27.81)	(27.07)
2021	480,316	13.95	15.00	6,517,890	0.00	0.25	1.45	14.25	15.56
2020	557,012	11.72	13.23	6,547,613	0.00	0.25	1.45	10.30	11.65
2019	189,218	10.55	11.85	2,007,883	1.28	0.25	1.45	21.92	23.44
Fidelity® VIP Real Estate
2023	13,864	10.21	13.63	187,169	0.02	0.25	1.45	6.24	7.32
2022	15,078	9.61	12.70	187,608	0.01	0.25	1.45	(30.66)	(29.99)
2021	24,112	13.86	18.14	432,911	0.01	0.25	1.45	32.63	34.27
2020	20,012	10.45	13.77	264,131	0.02	0.25	1.45	(10.84)	(9.76)
2019	18,967	11.72	15.26	277,109	1.56	0.25	1.45	17.55	19.03

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Fidelity® VIP Strategic Income
2023	152,682	8.69	9.88	1,502,612	0.05	0.25	1.45	4.57	5.67
2022	124,234	8.31	9.35	1,152,232	0.03	0.25	1.45	(15.20)	(14.30)
2021	154,678	9.80	10.91	1,679,505	0.03	0.25	1.45	(1.01)	0.18
2020	114,754	9.90	11.10	1,246,047	0.02	0.25	1.45	2.48	3.74
2019	213,143	9.66	10.70	2,153,751	5.14	0.25	1.45	5.81	7.11
Franklin Allocation VIP Fund
2023	177,823	11.71	11.71	2,079,565	0.01	0.75	0.75	10.47	10.47
2022	198,257	10.60	10.60	2,100,585	0.01	0.75	0.75	(19.27)	(19.27)
2021	235,454	13.13	13.13	3,090,071	0.02	0.75	0.75	7.36	7.36
2020	251,768	12.23	12.23	3,076,226	0.01	0.75	0.75	7.66	7.66
2019	280,125	11.36	11.36	3,180,314	3.44	0.75	0.75	15.21	15.21
Franklin DynaTech VIP
2023	6,695	19.83	23.45	140,499	—	0.25	1.45	37.80	39.17
2022	5,949	14.39	16.85	89,311	—	0.25	1.45	(42.44)	(41.86)
2021	46,514	25.00	28.98	1,327,060	—	0.25	1.45	11.11	12.46
2020	43,994	22.50	26.26	1,121,136	—	0.25	1.45	38.55	40.20
2019	39,823	16.24	18.73	727,716	—	0.25	1.45	25.41	26.98
Franklin Growth and Income VIP Fund
2023	37,209	15.65	20.76	631,196	0.02	0.25	1.25	4.47	5.54
2022	36,189	14.98	19.67	586,176	0.03	0.25	1.45	(10.73)	(9.81)
2021	31,726	16.78	21.81	578,205	0.02	0.25	1.45	19.86	21.23
2020	29,615	14.00	18.33	445,327	0.01	0.25	1.45	0.86	2.17
2019	13,356	13.88	17.94	237,039	4.11	0.25	1.45	20.17	21.63
Franklin Income VIP Fund
2023	909,447	10.89	13.15	10,872,674	0.05	0.25	1.45	3.98	5.12
2022	1,014,632	10.46	12.51	11,597,334	0.06	0.25	1.45	(9.44)	(8.49)
2021	1,236,326	11.55	13.67	15,296,637	0.06	0.25	1.45	11.70	13.07
2020	989,408	10.34	12.32	11,086,207	0.05	0.25	1.45	(3.72)	(2.53)
2019	1,518,928	10.74	12.64	17,546,534	4.94	0.25	1.45	11.07	12.36

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Franklin Large Cap Growth VIP Fund
2023	1,193	20.31	20.31	24,232	—	1.25	1.45	34.68	34.68
2022	—	15.08	19.17	—	—	0.25	1.45	(39.17)	(38.54)
2021	—	24.79	24.79	—	—	1.45	1.45	10.23	10.23
2020	668	22.49	28.48	14,996	—	0.25	1.45	38.31	40.02
2019	2,190	16.26	20.34	35,597	—	0.25	1.45	28.74	30.30
Franklin Mutual Global Discovery VIP Fund
2023	601,236	12.29	13.59	8,144,129	0.02	0.75	1.45	15.15	15.96
2022	699,919	10.66	11.72	8,189,595	0.01	0.75	1.45	(8.73)	(8.29)
2021	726,387	11.68	14.52	9,260,858	0.03	0.25	1.45	13.95	15.33
2020	832,842	10.25	12.82	9,260,766	0.02	0.25	1.45	(8.65)	(7.57)
2019	1,025,006	11.22	13.87	12,389,907	1.65	0.25	1.45	18.98	20.40
Franklin Mutual Shares VIP Fund
2023	2,026	11.64	15.08	24,667	0.03	0.25	1.45	8.68	9.83
2022	1,249	10.71	13.73	14,320	0.01	0.25	1.45	(11.27)	(10.38)
2021	6,567	12.07	15.32	80,146	0.02	0.25	1.45	13.98	15.36
2020	2,705	10.59	13.53	29,367	0.02	0.25	1.45	(9.18)	(8.08)
2019	2,676	11.66	14.72	31,953	1.72	0.25	1.45	17.19	18.61
Franklin Rising Dividends VIP Fund
2023	41,453	18.33	25.27	880,221	0.01	0.25	1.45	7.44	8.50
2022	43,734	17.06	23.29	854,686	0.01	0.25	1.45	(14.31)	(13.39)
2021	37,153	19.91	26.89	806,309	0.01	0.25	1.45	21.33	22.73
2020	55,324	16.41	22.33	960,110	0.01	0.25	1.45	10.88	12.27
2019	71,635	14.80	19.89	1,178,629	1.47	0.25	1.45	23.64	25.09
Franklin Small Cap Value VIP Fund
2023	226,295	14.23	18.53	3,767,629	0.00	0.25	1.45	7.98	9.13
2022	216,908	13.17	16.98	3,294,004	0.01	0.25	1.45	(13.75)	(12.92)
2021	227,846	15.27	19.50	3,997,832	0.02	0.25	1.45	19.86	21.42
2020	180,728	12.74	16.37	2,628,060	0.01	0.25	1.45	0.55	1.80
2019	373,954	12.67	16.08	5,304,968	0.74	0.25	1.45	20.90	22.37

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Franklin Small-Mid Cap Growth VIP Fund
2023	136,867	16.98	39.27	2,831,905	—	0.25	1.45	21.21	22.72
2022	129,299	16.41	32.00	2,204,951	—	0.25	1.45	(36.54)	(35.79)
2021	152,284	25.86	49.84	4,021,652	—	0.25	1.45	5.21	6.50
2020	266,252	20.90	47.92	6,645,295	—	0.25	1.45	48.33	50.13
2019	215,007	14.09	31.92	3,531,079	—	0.25	1.45	25.69	27.27
Franklin Strategic Income VIP Fund
2023	215,605	7.69	8.98	1,743,346	0.04	0.25	1.45	3.64	4.66
2022	238,259	7.42	7.76	1,839,031	0.04	0.75	1.45	(14.52)	(14.06)
2021	247,613	8.68	9.03	2,226,806	0.01	0.75	1.45	(2.25)	(1.63)
2020	988,734	8.88	10.24	9,068,322	0.04	0.25	1.45	(1.11)	0.20
2019	1,000,345	8.98	10.22	9,211,366	5.13	0.25	1.45	3.34	4.61
Franklin U.S. Government Securities VIP Fund
2023	29,863	6.80	7.31	214,564	0.01	0.25	1.45	0.15	1.11
2022	30,784	6.79	7.23	219,450	0.03	0.25	1.45	(13.50)	(12.68)
2021	16,441	7.85	8.28	133,102	0.03	0.25	1.45	(6.10)	(4.94)
2020	20,390	8.36	8.88	174,388	0.06	0.25	1.45	(0.71)	0.57
2019	22,450	8.42	8.83	193,077	2.92	0.25	1.45	0.60	1.85
Goldman Sachs Emerging Markets Equity
2023	123,451	7.35	7.81	963,012	0.01	0.90	1.25	1.66	2.09
2022	210,040	7.23	7.65	1,605,992	—	0.90	1.25	(33.24)	(33.01)
2021	314,601	10.83	11.42	3,584,776	0.01	0.90	1.25	(6.96)	(6.70)
2020	328,212	11.64	12.24	4,011,974	—	0.90	1.25	24.89	25.28
2019	397,618	9.32	9.77	3,875,351	0.84	0.90	1.25	20.10	20.77
Goldman Sachs Government Income
2023	206,599	6.56	6.97	1,436,725	0.02	0.90	1.25	(0.30)	—
2022	231,056	6.58	6.97	1,606,249	0.01	0.90	1.25	(16.60)	(16.33)
2021	419,709	7.89	8.33	3,474,104	0.01	0.90	1.25	(6.74)	(6.30)
2020	414,453	8.46	8.89	3,666,610	0.01	0.90	1.25	1.68	2.07
2019	380,737	8.32	8.71	3,301,204	1.85	0.90	1.25	1.22	1.52

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Goldman Sachs VIT International Equity Insights
2023	13,948	9.63	10.87	144,546	0.03	0.25	1.45	13.43	14.66
2022	8,244	8.49	9.48	75,665	0.02	0.25	1.45	(17.25)	(16.48)
2021	14,591	10.26	11.35	162,324	0.04	0.25	1.45	6.88	8.20
2020	4,369	9.60	10.69	45,848	0.01	0.25	1.45	1.91	3.09
2019	3,851	9.42	10.37	39,242	2.76	0.25	1.45	13.09	14.46
Goldman Sachs VIT Large Cap Value
2023	—	18.33	18.68	—	—	0.25	0.25	9.11	9.11
2022	244	16.80	16.80	4,108	0.01	0.25	0.25	(9.53)	(9.53)
2021	239	18.57	18.57	4,441	0.01	0.25	0.25	19.96	19.96
2020	233	12.28	15.77	3,609	0.02	0.25	1.45	(0.81)	0.38
2019	—	12.38	15.71	—	—	0.25	1.45	20.08	21.59
Goldman Sachs VIT Mid Cap Growth Fund
2023	11,035	22.51	22.51	248,375	—	0.25	0.25	14.67	14.67
2022	11,661	15.19	19.63	228,884	—	0.25	1.45	(29.38)	(28.62)
2021	13,797	21.51	27.50	369,139	—	0.25	1.45	6.64	7.89
2020	15,293	20.17	25.97	375,129	—	0.25	1.45	37.96	39.70
2019	14,404	14.62	18.59	248,916	—	0.25	1.45	28.25	29.82
Goldman Sachs VIT Mid Cap Value
2023	29,035	14.65	18.96	465,479	0.01	0.25	1.45	6.55	7.60
2022	29,499	13.75	17.62	445,401	0.00	0.25	1.45	(13.95)	(13.12)
2021	29,425	15.98	20.28	502,550	0.00	0.25	1.25	24.84	26.43
2020	53,153	12.80	16.34	770,092	0.00	0.25	1.45	3.48	4.68
2019	69,611	12.37	15.61	972,593	0.56	0.25	1.45	25.46	27.01
Goldman Sachs VIT Small Cap Equity Insights
2023	19,142	14.43	19.19	362,941	0.01	0.25	1.45	14.07	15.19
2022	17,524	12.65	16.66	288,513	0.00	0.25	1.45	(23.01)	(22.22)
2021	13,787	16.43	21.42	292,027	0.00	0.25	1.45	18.20	19.60
2020	13,453	13.90	17.91	238,669	—	0.25	1.45	3.58	4.86
2019	15,522	13.42	17.08	260,621	0.15	0.25	1.45	19.08	20.54

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Goldman Sachs VIT Strategic Growth
2023	10,151	32.69	32.69	332,000	—	0.25	0.25	37.12	37.12
2022	7,170	23.84	23.84	171,013	—	0.25	0.25	(34.81)	(34.81)
2021	5,193	36.57	36.57	190,065	—	0.25	0.25	17.66	17.66
2020	5,117	23.97	31.67	159,158	—	0.25	1.45	33.99	35.63
2019	8,819	17.89	23.35	197,703	0.05	0.25	1.45	29.45	31.03
Guggenheim Alpha Opportunity
2023	6,453	11.80	16.56	94,331	0.01	0.90	0.90	4.68	4.70
2022	6,366	11.27	15.82	89,072	0.01	0.90	0.90	(12.16)	(12.16)
2021	6,425	12.83	18.01	102,801	0.01	0.90	0.90	10.02	10.03
2020	6,948	11.10	16.37	102,321	0.01	0.90	1.25	(3.98)	(3.71)
2019	6,719	11.56	17.00	102,625	0.85	0.90	1.25	(6.32)	(5.97)
Guggenheim Core Bond
2023	520,322	7.61	8.57	4,435,890	0.04	0.90	1.25	2.28	2.63
2022	560,218	7.44	8.35	4,654,528	0.03	0.90	1.25	(19.65)	(19.32)
2021	795,275	9.26	10.35	8,110,424	0.02	0.90	1.25	(4.93)	(4.61)
2020	812,695	9.74	10.85	8,689,545	0.02	0.90	1.25	9.81	10.26
2019	686,577	8.87	9.84	6,702,398	2.31	0.90	1.25	(0.11)	0.31
Guggenheim Floating Rate Strategies
2023	136,447	10.41	10.41	1,419,460	0.08	0.90	0.90	8.44	8.44
2022	159,754	9.60	9.60	1,533,465	0.04	0.90	0.90	(4.86)	(4.86)
2021	163,083	10.09	10.09	1,644,461	0.03	0.90	0.90	0.90	0.90
2020	138,742	10.00	10.00	1,387,435	0.03	0.90	0.90	(2.53)	(2.53)
2019	212,802	10.26	10.26	2,182,549	4.31	0.90	0.90	2.81	2.81
Guggenheim High Yield
2023	194,279	13.20	15.57	2,793,668	0.06	0.90	1.10	7.40	7.68
2022	216,646	12.29	12.76	2,888,518	0.06	0.90	1.10	(12.90)	(12.72)
2021	253,199	14.11	16.58	3,840,657	0.04	0.90	1.10	0.86	1.10
2020	234,773	13.59	16.40	3,538,862	0.05	0.90	1.25	0.67	0.98
2019	284,295	13.50	16.25	4,235,737	5.87	0.90	1.25	7.06	7.54

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Guggenheim Large Cap Value
2023	82,363	16.67	22.68	1,375,631	0.01	0.90	1.25	4.32	4.71
2022	103,426	15.92	17.37	1,649,917	0.01	0.90	1.25	(5.50)	(5.18)
2021	123,622	16.79	18.38	2,137,254	0.01	0.90	1.25	21.80	22.29
2020	159,856	13.73	18.81	2,299,739	0.02	0.90	1.25	(1.69)	(1.44)
2019	316,464	13.93	19.11	4,524,648	1.52	0.90	1.25	16.38	16.76
Guggenheim Long Short Equity
2023	27,622	12.06	12.06	333,501	0.00	0.90	0.90	8.45	8.45
2022	27,567	11.12	11.12	306,772	0.00	0.90	0.90	(17.45)	(17.45)
2021	27,028	13.47	13.47	364,378	0.00	0.90	0.90	18.99	18.99
2020	28,415	11.32	11.32	321,885	0.00	0.90	0.90	1.52	1.52
2019	29,987	11.15	11.15	334,677	0.78	0.90	0.90	1.64	1.64
Guggenheim Macro Opportunities
2023	1,854	9.84	9.84	18,233	0.05	0.90	0.90	5.02	5.02
2022	1,182	9.37	9.37	11,071	0.05	0.90	0.90	(12.18)	(12.18)
2021	835	10.67	10.67	8,903	0.03	0.90	0.90	(1.84)	(1.84)
2020	1,116	10.87	10.87	12,122	0.04	0.90	0.90	6.88	6.88
2019	1,159	10.17	10.17	11,790	2.86	0.90	0.90	(2.12)	(2.12)
Guggenheim Managed Futures Strategy
2023	2,410	7.61	7.61	18,362	0.01	0.90	0.90	(0.39)	(0.39)
2022	3,110	7.64	7.64	23,760	0.09	0.90	0.90	10.40	10.40
2021	—	6.92	6.92	—	—	0.90	0.90	(1.28)	(1.28)
2020	—	7.01	7.01	—	—	0.90	0.90	(1.96)	(1.96)
2019	—	7.15	7.15	—	—	0.90	0.90	3.03	3.03
Guggenheim Multi-Hedge Strategies
2023	3,066	8.27	8.27	25,375	0.03	0.90	0.90	0.24	0.24
2022	3,660	8.25	8.25	30,204	0.03	0.90	0.90	(7.09)	(7.09)
2021	856	8.88	8.88	7,611	0.01	0.90	0.90	3.02	3.02
2020	1,503	8.62	8.62	12,959	0.02	0.90	0.90	3.23	3.23
2019	157	8.35	8.35	1,311	2.56	0.90	0.90	0.85	0.85

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Guggenheim Small Cap Value
2023	3,569	15.36	15.36	54,885	0.01	0.90	0.90	6.44	6.44
2022	3,211	14.43	14.43	46,422	0.01	0.90	0.90	(7.32)	(7.32)
2021	2,985	15.57	15.57	46,550	—	0.90	0.90	20.79	20.79
2020	8,939	12.89	12.89	115,268	0.01	0.90	0.90	(4.45)	(4.45)
2019	11,002	13.49	13.49	148,419	1.44	0.90	0.90	17.71	17.71
Guggenheim SMid Cap Value
2023	350,274	21.58	39.27	11,223,140	0.00	0.90	1.25	4.76	5.14
2022	373,787	20.60	30.36	11,389,658	0.01	0.90	1.25	(6.02)	(5.68)
2021	433,276	21.92	32.19	14,049,792	0.00	0.90	1.25	18.55	18.96
2020	496,734	18.49	33.49	13,595,565	—	0.90	1.25	(0.80)	(0.44)
2019	503,250	18.64	33.70	13,758,049	0.94	0.90	1.25	21.51	21.99
Guggenheim StylePlus Large Core
2023	89,021	15.59	21.42	1,435,042	0.03	0.90	1.25	21.45	21.89
2022	101,722	12.79	15.48	1,348,038	0.01	0.90	1.25	(24.49)	(24.23)
2021	96,903	16.88	20.50	1,673,028	0.00	0.90	1.25	22.90	23.39
2020	104,247	13.68	18.91	1,467,824	0.01	0.90	1.25	12.78	13.15
2019	129,624	12.09	16.74	1,598,084	1.64	0.90	1.25	24.29	24.64
Guggenheim StylePlus Mid Growth
2023	93,062	17.78	27.08	1,664,035	0.02	0.90	1.10	21.33	21.53
2022	93,578	14.63	22.32	1,372,058	0.00	0.90	1.10	(30.42)	(30.27)
2021	115,064	20.98	32.08	2,448,075	—	0.90	1.10	8.97	9.16
2020	117,865	19.22	29.44	2,276,525	0.00	0.90	1.25	26.16	26.61
2019	140,730	15.18	23.30	2,200,194	1.14	0.90	1.25	26.90	27.35
Guggenheim Total Return Bond
2023	46,602	9.26	9.26	431,117	0.04	0.90	0.90	3.12	3.12
2022	38,654	8.98	8.98	347,052	0.03	0.90	0.90	(19.10)	(19.10)
2021	62,799	11.10	11.10	696,433	0.03	0.90	0.90	(4.23)	(4.23)
2020	59,667	11.59	11.59	691,024	0.02	0.90	0.90	10.59	10.59
2019	74,785	10.48	10.48	783,630	2.15	0.90	0.90	0.38	0.38

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Guggenheim VIF All Cap Value
2023	746,243	15.28	28.71	17,297,663	0.02	0.75	1.45	3.87	4.53
2022	779,428	14.69	30.38	17,314,087	0.01	0.25	1.45	(5.29)	(4.31)
2021	811,948	15.51	23.44	18,904,535	0.02	0.75	1.45	21.46	22.27
2020	828,159	12.77	26.45	15,913,700	0.02	0.25	1.45	(2.59)	(1.42)
2019	1,184,712	13.11	26.83	23,579,887	1.36	0.25	1.45	18.32	19.78
Guggenheim VIF Alpha Opportunity
2023	103,099	14.44	16.35	1,677,328	0.00	0.75	1.35	3.74	4.34
2022	108,435	13.92	15.67	1,694,322	0.00	0.75	1.35	(12.40)	(11.87)
2021	121,551	15.89	17.78	2,148,487	0.01	0.75	1.35	8.91	9.62
2020	136,940	14.59	16.22	2,206,180	0.01	0.75	1.35	(4.01)	(3.45)
2019	171,228	15.20	16.80	2,859,569	0.16	0.75	1.35	(6.63)	(6.04)
Guggenheim VIF Floating Rate Strategies
2023	795,105	9.03	9.97	7,623,479	0.04	0.25	1.45	6.49	7.55
2022	821,010	8.48	9.27	7,307,681	0.02	0.25	1.45	(4.93)	(4.04)
2021	1,037,101	8.92	9.66	9,745,305	0.02	0.25	1.45	(1.98)	(0.72)
2020	309,385	9.10	9.88	2,948,209	0.05	0.25	1.45	(4.41)	(3.14)
2019	458,969	9.52	10.20	4,532,878	5.05	0.25	1.45	2.92	4.08
Guggenheim VIF Global Managed Futures Strategy
2023	233,055	5.05	7.73	1,207,069	0.03	0.25	1.45	(0.51)	0.38
2022	378,379	5.30	7.77	2,153,619	0.02	0.25	1.45	6.73	7.72
2021	132,257	4.92	7.28	641,146	—	0.25	1.45	(3.58)	(2.19)
2020	137,589	4.85	7.55	679,501	0.05	0.25	1.45	(1.82)	(0.77)
2019	219,390	4.91	7.69	1,088,300	0.92	0.25	1.45	3.36	4.64
Guggenheim VIF High Yield
2023	580,786	9.60	32.76	15,077,550	0.06	0.25	1.45	7.26	8.44
2022	666,563	8.94	10.43	15,662,578	0.06	0.25	1.45	(13.54)	(12.57)
2021	826,913	10.34	11.93	22,093,725	0.05	0.25	1.45	0.88	1.97
2020	720,084	10.25	34.38	20,448,690	0.06	0.25	1.45	0.10	1.36
2019	950,144	10.24	34.11	26,414,502	7.70	0.25	1.45	6.78	8.09

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Guggenheim VIF Large Cap Value
2023	995,706	18.58	30.67	19,538,923	0.02	0.25	1.35	4.64	5.79
2022	1,451,399	17.87	29.00	27,123,329	0.01	0.25	1.35	(5.55)	(4.45)
2021	1,577,485	18.92	29.65	30,716,444	0.02	0.25	1.35	21.67	22.98
2020	1,903,030	12.89	24.68	30,099,538	0.02	0.25	1.45	(2.27)	(1.08)
2019	2,081,138	13.19	24.95	33,563,187	1.55	0.25	1.45	16.52	17.91
Guggenheim VIF Long Short Equity
2023	505,770	9.07	13.26	5,992,430	0.00	0.25	1.45	7.93	9.12
2022	387,111	8.33	8.61	4,344,889	0.00	0.25	1.45	(17.92)	(17.11)
2021	382,596	10.05	10.49	5,197,296	0.01	0.25	1.45	18.40	19.93
2020	423,699	8.38	12.42	4,794,581	0.01	0.25	1.45	0.34	1.53
2019	852,340	8.26	12.29	9,499,585	0.51	0.25	1.45	0.91	2.17
Guggenheim VIF Managed Asset Allocation
2023	649,543	12.08	14.05	9,033,020	0.01	0.75	1.45	9.25	9.91
2022	727,823	11.04	13.28	9,218,089	0.01	0.25	1.45	(20.06)	(19.22)
2021	773,483	13.81	15.82	12,197,997	0.01	0.75	1.45	7.55	8.36
2020	833,231	12.84	15.39	12,137,330	0.01	0.25	1.45	7.72	8.99
2019	890,881	11.92	14.12	11,976,767	1.69	0.25	1.45	14.84	16.31
Guggenheim VIF Multi-Hedge Strategies
2023	580,691	5.69	8.08	3,514,663	0.02	0.25	1.45	—	1.06
2022	629,211	6.62	8.07	3,769,037	0.01	0.25	1.45	(7.45)	(6.50)
2021	599,087	7.08	8.72	3,800,975	—	0.25	1.45	3.32	4.58
2020	667,226	5.95	8.44	4,105,346	0.01	0.25	1.45	2.76	4.04
2019	344,777	5.79	8.21	2,095,407	1.49	0.25	1.45	0.37	1.67
Guggenheim VIF Small Cap Value
2023	503,860	12.05	40.78	19,120,993	0.01	0.25	1.45	5.58	6.72
2022	614,756	11.40	18.29	21,258,874	0.01	0.25	1.45	(7.77)	(6.78)
2021	727,902	12.36	19.62	27,154,082	0.01	0.25	1.45	20.70	22.17
2020	729,697	10.24	34.06	23,093,195	0.01	0.25	1.45	(5.27)	(4.18)
2019	828,558	10.81	35.71	27,704,601	0.78	0.25	1.45	17.25	18.68

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Guggenheim VIF SMid Cap Value
2023	796,351	14.31	44.30	32,831,307	0.01	0.25	1.45	5.07	6.21
2022	916,989	13.61	31.89	35,240,224	0.01	0.25	1.45	(5.94)	(4.98)
2021	996,101	14.47	33.56	40,746,196	0.02	0.25	1.45	18.41	19.81
2020	1,107,443	12.22	37.19	38,045,070	0.01	0.25	1.45	(0.24)	0.95
2019	1,321,301	12.25	37.03	44,620,627	0.89	0.25	1.45	21.17	22.67
Guggenheim VIF StylePlus Large Core
2023	912,232	14.41	27.34	13,284,273	0.02	0.25	1.45	21.51	22.88
2022	901,407	17.46	22.25	10,746,395	0.01	0.25	1.45	(23.95)	(23.20)
2021	996,909	18.97	28.97	15,560,208	0.01	0.25	1.35	23.02	24.39
2020	1,071,783	12.46	23.65	13,522,465	0.01	0.25	1.45	13.56	14.97
2019	1,437,484	10.90	20.57	15,865,156	2.14	0.25	1.45	24.34	25.81
Guggenheim VIF StylePlus Large Growth
2023	588,758	17.93	21.54	10,561,352	0.01	0.75	1.35	33.96	34.71
2022	592,039	20.24	23.02	7,885,704	0.00	0.25	1.45	(33.57)	(32.91)
2021	656,334	24.22	34.31	13,109,477	0.01	0.25	1.35	22.32	23.68
2020	710,492	16.19	28.26	11,548,981	0.01	0.25	1.45	31.84	33.43
2019	814,426	12.20	21.18	9,960,149	1.99	0.25	1.45	28.12	29.62
Guggenheim VIF StylePlus Mid Growth
2023	535,108	18.05	37.86	10,212,163	0.01	0.75	1.45	20.99	21.71
2022	590,492	14.83	15.18	9,228,999	0.00	0.75	1.45	(30.78)	(30.41)
2021	655,074	21.31	21.93	14,786,164	0.01	0.75	1.45	8.78	9.51
2020	684,440	19.46	45.75	14,488,289	0.01	0.25	1.45	26.32	27.86
2019	732,356	15.29	35.78	12,005,114	0.87	0.25	1.45	26.97	28.47
Guggenheim VIF StylePlus Small Growth
2023	271,854	11.44	20.80	3,196,848	0.01	0.25	1.45	15.84	17.18
2022	300,407	9.81	13.00	3,016,775	0.00	0.75	1.45	(29.69)	(29.32)
2021	314,340	18.49	24.99	4,478,410	0.00	0.25	1.45	1.93	3.14
2020	334,301	13.52	24.60	4,661,082	0.01	0.25	1.45	26.06	27.59
2019	415,096	10.65	19.28	4,554,720	0.66	0.25	1.45	20.22	21.64

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Guggenheim VIF Total Return Bond
2023	3,062,364	7.85	9.70	28,668,835	0.04	0.25	1.45	2.35	3.52
2022	3,388,972	8.46	9.08	31,034,846	0.03	0.25	1.45	(19.58)	(18.86)
2021	3,510,444	10.52	11.19	39,725,883	0.02	0.25	1.45	(4.80)	(3.62)
2020	4,160,154	10.02	12.16	49,070,781	0.02	0.25	1.45	9.19	10.60
2019	3,221,259	9.16	11.06	34,642,087	2.65	0.25	1.45	—	1.14
Guggenheim VIF World Equity Income
2023	885,849	11.89	15.34	11,783,762	0.03	0.25	1.35	7.49	8.68
2022	990,964	10.94	13.35	12,186,511	0.02	0.25	1.35	(12.97)	(11.99)
2021	1,122,246	12.43	15.34	15,836,480	0.02	0.25	1.35	16.57	17.82
2020	1,215,238	10.55	13.96	14,570,589	0.03	0.25	1.45	1.99	3.24
2019	1,386,246	10.23	13.64	16,200,199	2.78	0.25	1.45	16.07	17.45
Guggenheim World Equity Income
2023	366,732	12.79	18.57	4,907,542	0.02	0.90	1.25	7.39	7.77
2022	388,812	11.91	12.23	4,832,760	0.02	0.90	1.25	(13.00)	(12.71)
2021	387,369	13.69	14.01	5,504,344	0.02	0.90	1.25	16.21	16.65
2020	401,321	11.78	17.02	4,874,116	0.01	0.90	1.25	1.73	2.04
2019	487,575	11.58	16.71	5,799,578	2.36	0.90	1.25	16.03	16.42
Invesco American Franchise
2023	94,458	17.41	26.55	1,654,961	—	0.90	1.25	35.11	35.59
2022	95,206	12.84	17.29	1,230,260	—	0.90	1.25	(34.01)	(33.78)
2021	100,103	19.39	26.20	1,947,291	—	0.90	1.25	7.16	7.60
2020	124,006	18.02	27.66	2,240,276	—	0.90	1.25	36.29	36.72
2019	111,401	13.18	20.27	1,472,193	—	0.90	1.25	30.85	31.27
Invesco Comstock
2023	481,522	19.39	27.50	9,617,843	0.02	0.90	1.25	7.60	7.96
2022	506,326	18.02	18.35	9,427,775	0.02	0.90	1.25	(3.38)	(3.01)
2021	510,938	18.65	18.92	9,724,823	0.01	0.90	1.25	27.74	28.18
2020	555,274	14.60	20.62	8,245,843	0.02	0.90	1.25	(4.95)	(4.59)
2019	676,191	15.36	21.66	10,516,991	2.12	0.90	1.25	20.09	20.48

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco Developing Markets
2023	28,843	8.42	8.42	242,832	0.01	0.90	0.90	6.99	6.99
2022	30,284	7.87	7.87	238,464	0.00	0.90	0.90	(28.06)	(28.06)
2021	29,312	10.94	10.94	320,631	0.00	0.90	0.90	(11.06)	(11.06)
2020	27,226	12.30	12.30	334,764	—	0.90	0.90	12.74	12.74
2019	28,583	10.91	10.91	311,800	0.26	0.90	0.90	19.23	19.23
Invesco Discovery
2023	7,098	22.81	22.81	161,577	—	0.90	0.90	12.53	12.53
2022	7,337	20.27	20.27	148,393	—	0.90	0.90	(33.89)	(33.89)
2021	7,894	30.66	30.66	241,496	—	0.90	0.90	11.21	11.21
2020	6,713	27.57	27.57	184,679	—	0.90	0.90	44.35	44.35
2019	7,591	19.10	19.10	144,745	—	0.90	0.90	31.54	31.54
Invesco Discovery Mid Cap Growth
2023	69,720	15.30	27.86	1,073,244	—	0.90	1.25	8.24	8.66
2022	74,651	14.08	19.17	1,062,661	—	0.90	1.25	(33.94)	(33.74)
2021	58,120	21.25	29.02	1,251,090	—	0.90	1.25	13.94	14.37
2020	61,061	18.58	34.04	1,203,136	—	0.90	1.25	34.12	34.54
2019	55,076	13.81	25.34	769,447	—	0.90	1.25	28.48	29.07
Invesco Energy
2023	15,410	6.11	6.11	94,031	0.02	0.90	0.90	(3.48)	(3.48)
2022	12,766	6.33	6.33	80,787	0.01	0.90	0.90	46.87	46.87
2021	5,312	4.31	4.31	22,829	0.02	0.90	0.90	50.17	50.17
2020	4,179	2.87	2.87	11,964	0.01	0.90	0.90	(34.77)	(34.77)
2019	8,603	4.40	4.40	37,826	1.19	0.90	0.90	0.69	0.69
Invesco Equity and Income
2023	449,885	16.08	20.30	8,176,870	0.02	0.90	1.25	5.37	5.74
2022	459,959	15.26	17.06	7,889,563	0.02	0.90	1.25	(11.54)	(11.24)
2021	490,879	17.25	19.22	9,493,383	0.01	0.90	1.25	13.11	13.53
2020	528,385	15.25	19.16	8,987,215	0.02	0.90	1.25	5.39	5.75
2019	540,525	14.47	18.16	8,694,667	1.92	0.90	1.25	15.02	15.43

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco Global
2023	28,499	19.34	19.34	550,391	—	0.90	0.90	28.93	28.93
2022	26,387	15.00	15.00	395,247	—	0.90	0.90	(34.73)	(34.73)
2021	24,819	22.98	22.98	569,426	—	0.90	0.90	10.96	10.96
2020	25,933	20.71	20.71	536,335	—	0.90	0.90	22.69	22.69
2019	29,149	16.88	16.88	491,312	0.57	0.90	0.90	26.54	26.54
Invesco Gold & Special Minerals
2023	17,524	8.87	8.87	155,477	0.01	0.90	0.90	2.31	2.31
2022	16,987	8.67	8.67	147,337	0.00	0.90	0.90	(20.09)	(20.09)
2021	16,509	10.85	10.85	179,061	0.03	0.90	0.90	(6.55)	(6.55)
2020	15,880	11.61	11.61	184,405	0.07	0.90	0.90	16.10	16.10
2019	28,490	4.81	4.81	137,110	—	0.90	0.90	30.00	30.00
Invesco Main Street Mid Cap
2023	114,968	13.91	14.09	1,618,627	—	0.90	1.25	9.70	10.08
2022	99,992	12.68	12.80	1,279,269	0.00	0.90	1.25	(17.88)	(17.58)
2021	99,070	15.44	15.53	1,538,616	0.00	0.90	1.25	17.86	18.28
2020	115,009	13.10	13.13	1,509,728	0.00	0.90	1.25	(30.49)	(9.22)
2019	85,431	14.43	18.86	1,372,420	0.29	0.90	1.25	20.55	21.04
Invesco Oppenheimer V.I. International Growth Fund
2023	30,101	10.02	12.41	365,521	0.00	0.25	1.45	15.57	16.75
2022	30,052	8.67	10.63	312,856	—	0.25	1.45	(30.19)	(29.46)
2021	22,332	15.07	15.07	336,553	—	0.25	0.25	6.58	6.58
2020	58,580	11.79	14.40	828,251	0.01	0.25	1.45	15.70	17.07
2019	67,939	10.19	12.30	820,901	0.72	0.25	1.45	22.48	23.87
Invesco Small Cap Growth (c)
2023	91,393	19.95	28.93	1,828,529	—	0.90	1.10	8.15	8.37
2022	94,661	18.41	26.75	1,748,262	—	0.90	1.10	(38.16)	(38.06)
2021	106,361	29.72	43.26	3,173,543	—	0.90	1.10	3.00	3.23
2020	116,609	28.79	42.00	3,368,752	—	0.90	1.25	50.47	50.97
2019	127,599	19.07	27.87	2,441,494	—	0.90	1.25	19.09	19.56

(c)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco Technology
2023	123,288	12.17	12.17	1,500,876	—	0.90	0.90	41.68	41.68
2022	136,591	8.59	21.38	1,174,046	—	0.90	1.10	(42.40)	(42.31)
2021	113,554	14.89	37.12	1,712,748	—	0.90	1.10	9.50	9.73
2020	108,939	13.57	33.90	1,497,332	—	0.90	1.25	39.90	40.33
2019	121,146	9.67	24.20	1,183,632	—	0.90	1.25	29.81	30.32
Invesco V.I. American Franchise Series I
2023	115,995	17.02	17.02	1,975,239	—	1.45	1.45	34.76	34.76
2022	87,341	12.63	12.63	1,103,225	—	1.45	1.45	(34.08)	(34.08)
2021	90,515	19.16	19.16	1,734,895	—	1.45	1.45	7.04	7.04
2020	94,442	17.90	17.90	1,690,957	0.00	1.45	1.45	36.12	36.12
2019	108,714	13.15	16.54	1,429,824	—	0.25	1.45	30.85	32.43
Invesco V.I. American Franchise Series II
2023	781	22.47	22.47	17,582	—	1.25	1.45	34.71	34.71
2022	1,689	16.68	16.68	28,141	—	1.45	1.45	(34.12)	(34.12)
2021	1,647	25.32	25.32	41,680	—	1.45	1.45	6.79	6.79
2020	9,605	23.71	27.65	227,770	—	0.25	1.45	35.80	37.43
2019	12,525	17.46	20.12	219,362	—	0.25	1.45	30.49	32.11
Invesco V.I. American Value
2023	272,108	10.57	18.47	2,992,031	0.00	0.25	1.45	10.33	11.60
2022	304,265	12.33	16.55	3,006,463	0.00	0.25	1.45	(6.87)	(5.97)
2021	331,136	10.29	17.60	3,488,051	0.00	0.25	1.35	—	23.60
2020	27,026	10.85	14.51	295,594	0.00	0.25	1.45	(3.56)	(2.42)
2019	41,304	11.25	14.87	466,974	0.43	0.25	1.45	19.30	20.80
Invesco V.I. Balanced-Risk Allocation
2023	6,585	9.22	10.19	61,573	—	0.25	1.45	1.99	3.03
2022	5,907	9.04	9.89	54,077	0.07	0.25	1.45	(18.04)	(17.24)
2021	5,903	11.03	11.95	65,887	0.04	0.25	1.45	4.45	5.75
2020	3,255	10.56	11.44	34,925	0.07	0.25	1.45	5.18	6.42
2019	3,675	10.04	10.75	37,294	—	0.25	1.45	9.85	11.17

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco V.I. Comstock
2023	602,956	15.88	22.03	11,538,526	0.02	0.25	1.45	7.30	8.52
2022	643,676	14.78	20.30	11,606,340	0.01	0.25	1.45	(3.34)	(2.36)
2021	738,146	15.29	18.59	13,631,017	0.01	0.75	1.45	27.31	28.21
2020	619,017	12.01	16.45	8,894,007	0.01	0.25	1.45	(5.43)	(4.25)
2019	1,537,815	12.70	17.18	23,359,427	1.64	0.25	1.45	19.47	20.90
Invesco V.I. Core Equity
2023	65,463	14.23	18.31	935,139	0.01	0.25	1.45	17.99	19.13
2022	1,581	12.06	15.37	21,818	0.01	0.25	1.45	(24.06)	(23.27)
2021	2,059	15.88	20.03	36,108	0.01	0.25	1.45	21.87	23.34
2020	814	13.03	16.55	13,193	0.01	0.25	1.45	8.58	9.89
2019	798	12.00	15.06	11,786	0.18	0.25	1.45	23.08	24.57
Invesco V.I. Core Plus Bond
2023	1,201,465	9.35	9.44	11,302,837	0.02	0.75	1.35	1.30	1.94
2022	1,058,178	9.23	9.26	9,788,318	0.01	0.75	1.35	(7.70)	(7.40)
Invesco V.I. Discovery Mid Cap Growth
2023	211,833	13.45	18.19	3,541,279	—	0.25	1.45	8.10	9.25
2022	245,006	14.44	16.65	3,766,018	—	0.25	1.45	(33.97)	(33.32)
2021	247,488	21.87	24.97	5,739,078	—	0.25	1.45	13.67	15.02
2020	255,508	16.59	22.12	5,168,021	—	0.25	1.45	33.80	35.46
2019	296,207	12.38	16.33	4,462,997	—	0.25	1.45	28.16	29.71
Invesco V.I. Equally-Weighted S&P 500
2023	60,941	10.23	10.41	631,834	0.01	0.25	1.45	8.71	9.81
2022	56,378	9.41	9.48	533,408	0.02	0.25	1.45	(5.90)	(5.20)
Invesco V.I. Equity and Income
2023	540,683	12.93	16.60	8,753,562	0.02	0.25	1.45	5.53	6.67
2022	591,064	12.24	15.44	9,035,122	0.01	0.25	1.45	(11.50)	(10.65)
2021	566,157	13.83	17.28	9,742,606	0.02	0.25	1.45	13.18	14.59
2020	745,315	12.22	15.42	10,934,974	0.02	0.25	1.45	4.80	6.15
2019	664,062	11.66	14.61	9,523,491	2.36	0.25	1.45	14.88	16.21

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco V.I. EVQ International Equity Fund
2023	1,324,785	10.09	16.80	18,955,687	—	0.25	1.45	12.87	14.14
2022	1,419,873	9.36	9.69	17,923,030	0.01	0.25	1.45	(21.87)	(21.09)
2021	1,666,151	11.98	12.28	27,072,053	0.01	0.25	1.45	1.01	2.25
2020	1,845,857	11.28	18.53	28,671,131	0.02	0.25	1.45	8.71	10.08
2019	2,326,143	10.35	16.91	33,257,011	1.27	0.25	1.45	22.72	24.14
Invesco V.I. Global
2023	287,448	15.25	18.82	4,414,271	—	0.25	1.45	28.93	30.15
2022	300,402	12.03	14.46	3,549,784	—	0.25	1.45	(34.76)	(34.06)
2021	293,612	18.44	21.93	5,295,254	—	0.25	1.25	10.16	11.49
2020	320,755	16.18	20.05	5,246,520	0.00	0.25	1.45	21.75	23.23
2019	356,512	13.20	16.27	4,765,825	0.63	0.25	1.45	25.69	27.31
Invesco V.I. Global Core Equity
2023	3,263	11.64	12.77	41,668	—	0.25	1.45	16.40	17.59
2022	1,264	10.00	10.86	12,628	0.00	0.25	1.45	(25.37)	(24.69)
2021	2,644	13.40	14.42	36,852	0.01	0.25	1.45	10.74	12.04
2020	2,573	12.10	13.11	32,195	0.01	0.25	1.45	8.04	9.34
2019	2,498	11.20	11.99	28,741	1.56	0.25	1.45	19.40	20.87
Invesco V.I. Global Real Estate Series I
2023	299,009	16.02	18.16	5,408,667	0.01	0.75	1.35	4.36	5.03
2022	325,391	15.35	17.29	5,603,661	0.03	0.75	1.35	(28.10)	(27.69)
2021	368,395	21.35	23.91	8,775,728	0.03	0.75	1.35	20.35	21.06
2020	407,522	17.74	19.75	8,018,527	0.04	0.75	1.35	(16.04)	(15.53)
2019	468,767	21.13	23.38	10,919,319	4.56	0.75	1.35	17.72	18.44
Invesco V.I. Global Real Estate Series II
2023	12,955	10.20	10.20	132,500	0.01	0.25	0.25	5.26	5.26
2022	12,812	9.69	9.69	124,373	0.02	0.25	0.25	(27.47)	(27.47)
2021	21,730	10.85	13.36	290,777	0.03	0.25	1.45	20.02	21.45
2020	23,682	9.04	11.21	260,912	0.04	0.25	1.45	(16.37)	(15.40)
2019	27,735	10.81	13.25	361,359	3.89	0.25	1.45	17.25	18.73

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco V.I. Global Strategic Income
2023	272	7.23	7.23	1,962	—	1.45	1.45	4.18	4.18
2022	278	6.94	6.94	1,927	—	1.45	1.45	(15.47)	(15.47)
2021	285	8.21	9.01	2,341	0.01	0.25	1.45	(7.75)	(6.73)
2020	3,219	8.90	9.84	30,854	0.05	0.25	1.45	(1.44)	(0.30)
2019	3,279	9.03	9.87	31,588	3.44	0.25	1.45	5.74	7.05
Invesco V.I. Government Money Market
2023	4,267,353	7.85	8.22	35,077,070	0.04	0.75	1.35	0.13	0.74
2022	5,026,473	7.84	8.16	41,003,737	0.02	0.75	1.35	(3.09)	(2.51)
2021	3,339,785	8.09	8.37	27,935,440	0.00	0.75	1.35	(4.26)	(3.68)
2020	3,758,021	8.45	8.72	32,631,362	0.00	0.75	1.35	(4.03)	(3.44)
2019	3,021,672	8.80	9.04	27,196,425	1.52	0.75	1.35	(2.76)	(2.17)
Invesco V.I. Government Securities
2023	1,337,652	6.43	7.57	9,458,362	0.02	0.25	1.45	—	1.07
2022	1,434,095	6.85	7.49	10,071,936	0.02	0.25	1.45	(14.38)	(13.41)
2021	1,553,883	8.00	8.65	12,742,365	0.02	0.25	1.45	(6.65)	(5.57)
2020	1,620,690	8.03	9.33	14,162,203	0.02	0.25	1.45	1.30	2.53
2019	1,354,265	7.91	9.10	11,561,131	2.42	0.25	1.45	1.20	2.36
Invesco V.I. Growth and Income
2023	2,383	14.67	19.70	41,156	0.02	0.25	1.45	7.71	8.84
2022	1,122	13.62	13.62	15,299	0.01	1.45	1.45	(9.92)	(9.92)
2021	1,092	15.12	15.12	16,513	0.01	1.45	1.45	22.63	22.63
2020	1,060	12.33	16.33	13,072	0.01	0.25	1.45	(2.61)	(1.45)
2019	1,558	12.66	16.57	21,671	1.61	0.25	1.45	19.43	20.86
Invesco V.I. Health Care Series I
2023	227,217	21.87	24.79	5,606,825	—	0.75	1.35	(1.35)	(0.76)
2022	301,695	22.17	24.98	7,393,775	—	0.75	1.35	(17.00)	(16.48)
2021	272,257	26.71	29.91	8,105,191	0.00	0.75	1.35	7.48	8.13
2020	355,369	24.85	27.66	9,546,248	0.00	0.75	1.35	9.57	10.24
2019	349,127	22.68	25.09	8,641,218	0.05	0.75	1.35	26.85	27.62

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco V.I. Health Care Series II
2023	14,448	13.40	19.76	194,380	—	0.25	1.45	(1.54)	(0.50)
2022	14,024	13.61	19.86	191,553	—	0.25	1.45	(17.11)	(16.27)
2021	1,645	16.42	23.72	28,244	0.00	0.25	1.45	7.18	8.46
2020	7,828	15.32	22.28	121,066	0.00	0.25	1.45	9.19	10.52
2019	20,979	14.03	20.16	372,580	—	0.25	1.45	26.40	27.92
Invesco V.I. Main Street Mid Cap Fund®
2023	417,049	14.13	22.39	8,083,724	0.00	0.25	1.35	9.30	10.52
2022	445,263	14.34	18.07	7,926,380	0.00	0.25	1.35	(18.09)	(17.16)
2021	455,313	17.79	22.06	9,721,279	0.00	0.25	1.35	17.59	19.00
2020	604,417	12.16	20.88	11,150,641	0.00	0.25	1.45	4.11	5.43
2019	590,266	11.68	19.90	10,510,797	0.26	0.25	1.45	19.67	20.99
Invesco V.I. Main Street Small Cap Fund®
2023	426,479	16.24	36.73	12,009,376	0.01	0.25	1.45	12.81	14.10
2022	478,277	14.39	18.37	12,024,180	0.00	0.25	1.45	(19.47)	(18.72)
2021	515,075	17.87	22.60	15,755,795	0.00	0.25	1.45	16.95	18.32
2020	555,605	15.28	33.97	14,585,519	0.00	0.25	1.45	14.37	15.75
2019	618,572	13.36	29.49	14,287,699	—	0.25	1.45	20.69	22.12
Invesco V.I. Small Cap Equity
2023	7,767	16.45	16.45	127,794	—	0.25	0.25	12.52	12.52
2022	1,768	14.62	14.62	25,840	—	0.25	0.25	(23.25)	(23.25)
2021	2,276	19.05	19.05	43,345	—	0.25	0.25	16.30	16.30
2020	2,094	13.40	16.69	34,289	0.00	0.25	1.45	21.38	22.72
2019	1,435	11.04	13.60	19,167	—	0.25	1.45	20.79	22.30
Invesco Value Opportunities
2023	173,420	14.62	20.03	2,532,275	0.00	0.90	1.25	10.36	10.76
2022	171,789	13.20	13.52	2,265,000	0.01	0.90	1.25	(2.87)	(2.51)
2021	180,157	13.54	13.92	2,437,161	0.01	0.90	1.25	29.97	30.44
2020	193,040	10.38	14.31	2,002,769	0.00	0.90	1.25	1.04	1.37
2019	213,243	10.24	14.14	2,182,017	—	0.90	1.25	24.56	24.88

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Janus Henderson Adaptive Risk Managed U.S. Equity
2023	54,641	12.95	13.25	723,049	0.00	0.90	1.25	10.12	10.51
2022	62,648	11.76	11.99	750,378	0.01	0.90	1.25	(17.99)	(17.71)
2021	67,696	14.34	14.57	984,922	0.00	0.90	1.25	14.26	14.63
2020	74,012	12.55	12.71	939,601	0.01	0.90	1.25	7.73	8.08
2019	76,599	11.65	11.76	899,928	0.40	0.90	1.25	18.03	18.43
Janus Henderson Mid Cap Value
2023	4,293	15.58	15.58	66,912	0.01	0.90	0.90	6.64	6.64
2022	4,166	14.61	14.61	60,873	0.01	0.90	0.90	(8.97)	(8.97)
2021	6,419	16.05	16.05	103,029	0.00	0.90	0.90	14.56	14.56
2020	10,424	14.01	14.01	146,602	0.01	0.90	0.90	(5.53)	(5.53)
2019	9,401	14.83	14.83	139,957	0.67	0.90	0.90	24.94	24.94
Janus Henderson Overseas
2023	535,946	7.31	7.77	4,145,339	0.01	0.90	1.25	5.79	6.29
2022	480,166	6.91	7.31	3,488,329	0.01	0.90	1.25	(12.75)	(12.56)
2021	382,935	7.92	8.36	3,188,030	0.01	0.90	1.25	8.05	8.43
2020	377,310	7.33	7.71	2,900,030	0.01	0.90	1.25	11.40	11.90
2019	395,871	6.58	6.89	2,724,337	1.70	0.90	1.25	21.40	21.73
Janus Henderson VIT Enterprise
2023	1,011,340	21.36	28.12	27,370,977	0.00	0.25	1.45	12.79	13.98
2022	1,054,053	18.92	24.67	25,323,958	0.00	0.25	1.45	(19.66)	(18.80)
2021	1,106,662	27.85	30.38	32,955,185	0.00	0.25	1.35	11.51	12.81
2020	1,199,928	21.12	27.44	31,834,681	—	0.25	1.45	13.98	15.34
2019	1,462,535	18.53	23.79	33,839,853	0.05	0.25	1.45	29.22	30.86
Janus Henderson VIT Mid Cap Value
2023	24,344	13.18	16.01	352,849	0.01	0.25	1.45	6.46	7.52
2022	14,380	12.38	14.89	207,238	0.01	0.25	1.45	(9.70)	(8.76)
2021	12,738	13.71	16.32	199,769	0.00	0.25	1.45	14.25	15.66
2020	8,318	12.00	14.38	115,047	0.01	0.25	1.45	(5.51)	(4.39)
2019	4,904	12.70	15.04	70,226	1.38	0.25	1.45	24.39	25.86

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Janus Henderson VIT Overseas
2023	74,272	7.89	9.85	605,878	0.01	0.25	1.45	6.03	7.06
2022	47,192	7.51	9.29	365,923	0.02	0.25	1.45	(12.61)	(11.65)
2021	51,648	8.35	10.63	452,944	0.01	0.25	1.45	8.36	9.72
2020	39,049	7.61	9.81	316,203	0.01	0.25	1.45	10.97	12.32
2019	19,142	6.78	8.84	147,924	2.11	0.25	1.45	21.10	22.56
Janus Henderson VIT Research
2023	581,757	22.41	28.78	14,040,052	0.00	0.25	1.45	36.72	38.23
2022	574,495	16.37	20.82	10,042,715	—	0.25	1.45	(32.96)	(32.27)
2021	760,667	24.42	30.74	19,748,761	0.00	0.25	1.45	14.81	16.22
2020	853,391	21.27	26.96	19,181,043	0.00	0.25	1.45	26.76	28.32
2019	1,000,483	16.78	21.01	17,648,400	0.30	0.25	1.45	29.38	30.90
Lord Abbett Series Bond-Debenture VC
2023	439,437	9.25	11.17	4,254,522	0.05	0.25	1.45	2.10	3.14
2022	444,151	9.06	10.83	4,202,378	0.04	0.25	1.45	(16.42)	(15.59)
2021	450,881	10.84	12.83	5,091,357	0.03	0.25	1.45	(1.19)	(0.08)
2020	464,110	10.97	13.08	5,231,287	0.04	0.25	1.45	2.62	3.89
2019	405,271	10.69	12.59	4,407,717	3.90	0.25	1.45	8.42	9.76
Lord Abbett Series Developing Growth VC
2023	85,903	14.14	19.37	1,234,902	—	0.25	1.45	3.70	4.70
2022	103,028	13.77	18.50	1,418,892	—	0.25	1.45	(38.64)	(38.00)
2021	110,641	22.44	29.84	2,468,243	—	0.25	1.45	(6.97)	(5.87)
2020	115,101	23.48	32.30	2,806,164	—	0.25	1.45	64.98	67.10
2019	140,457	14.13	19.33	1,997,354	—	0.25	1.45	26.03	27.59
Lord Abbett Series Dividend Growth VC
2023	2,612	23.15	23.15	60,489	0.01	0.25	0.25	12.60	12.60
2022	—	16.25	16.25	—	—	1.45	1.45	(17.13)	(17.13)
2021	1,018	19.61	19.61	19,966	0.00	1.45	1.45	20.16	20.16
2020	3,073	16.32	20.58	50,294	0.01	0.25	1.45	10.42	11.73
2019	5,145	14.78	18.42	80,834	1.77	0.25	1.45	20.85	22.39

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Lord Abbett Series Growth Opportunities VC
2023	168	16.73	16.73	2,804	—	0.25	0.25	7.17	7.17
2022	—	15.61	15.61	—	—	0.25	0.25	(34.69)	(34.69)
2021	—	20.74	20.74	—	—	1.45	1.45	1.87	1.87
2020	2,257	20.36	23.63	45,954	—	0.25	1.45	33.25	34.95
2019	2,834	15.28	17.51	43,287	—	0.25	1.45	30.49	31.95
Lord Abbett Series Mid Cap Stock VC
2023	4,267	16.04	16.04	68,459	0.01	0.25	0.25	11.70	11.70
2022	2,708	11.66	14.36	38,884	0.01	0.25	1.45	(14.89)	(14.01)
2021	4,398	13.70	16.70	68,288	0.01	0.25	1.45	23.09	24.63
2020	4,430	11.13	13.66	55,566	0.01	0.25	1.45	(2.02)	(0.80)
2019	4,793	11.36	13.77	61,301	0.96	0.25	1.45	17.36	18.71
Lord Abbett Series Total Return VC
2023	62,573	7.63	8.84	545,754	0.04	0.25	1.45	2.01	2.91
2022	63,586	7.48	8.59	539,549	0.04	0.25	1.45	(17.71)	(16.76)
2021	40,612	9.09	10.32	411,501	0.03	0.25	1.45	(4.52)	(3.46)
2020	6,913	9.52	10.89	73,781	0.03	0.25	1.45	2.70	3.91
2019	5,058	9.27	10.48	51,945	1.41	0.25	1.45	3.69	5.01
LVIP JPMorgan Core Bond Fund (a)
2023	521,394	7.35	7.94	4,111,574	0.03	0.25	1.45	1.24	2.20
2022	472,240	7.26	7.72	3,671,313	0.02	0.25	1.45	(16.46)	(15.44)
2021	524,424	8.69	9.13	4,848,816	0.01	0.25	1.45	(5.95)	(4.90)
2020	585,642	9.24	9.80	5,712,723	0.02	0.25	1.45	3.01	4.17
2019	505,549	8.97	9.45	4,767,625	2.20	0.25	1.45	3.22	4.47
LVIP JPMorgan Small Cap Core Fund (a)
2023	16,492	13.78	19.28	297,471	0.01	0.25	1.45	8.16	9.17
2022	15,371	12.74	17.66	253,602	0.00	0.25	1.45	(22.93)	(22.10)
2021	15,395	16.53	22.67	324,542	0.00	0.25	1.45	15.84	17.22
2020	10,680	14.27	19.64	189,496	0.01	0.25	1.45	8.35	9.66
2019	10,363	13.17	17.91	168,293	0.19	0.25	1.45	18.86	20.28

(a)	Name change. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
LVIP JPMorgan US Equity Fund (a)
2023	13,296	22.33	30.00	326,277	0.01	0.25	1.45	21.56	22.80
2022	13,080	18.37	24.43	263,830	0.00	0.25	1.45	(22.23)	(21.47)
2021	6,603	23.62	31.11	163,932	0.01	0.25	1.45	23.41	24.89
2020	6,413	19.14	25.29	128,746	0.00	0.25	1.45	19.48	20.95
2019	14,212	16.02	20.91	269,132	0.65	0.25	1.45	25.65	27.19
MFS® VIT Emerging Markets Equity
2023	8,214	7.46	7.50	61,059	0.01	0.25	1.45	6.12	7.30
2022	7,891	6.99	7.03	55,225	0.04	0.25	1.45	(23.25)	(22.51)
2021	8,886	9.02	9.16	81,010	0.00	0.25	1.25	(11.07)	(10.07)
2020	15,833	10.03	10.30	161,856	0.02	0.25	1.45	5.42	6.82
2019	25,226	9.40	9.77	241,189	0.48	0.25	1.45	14.94	16.22
MFS® VIT Global Tactical Allocation
2023	460	9.08	9.08	4,172	0.00	1.25	1.45	4.73	4.73
2022	557	8.67	8.67	4,826	0.02	1.45	1.45	(11.26)	(11.26)
2021	648	9.77	9.77	6,331	0.01	1.45	1.45	(1.91)	(1.91)
2020	722	9.96	10.80	7,184	0.02	0.25	1.45	1.32	2.66
2019	795	9.83	10.52	7,810	2.79	0.25	1.45	9.34	10.62
MFS® VIT High Yield
2023	—	9.30	10.39	—	—	0.25	1.45	7.76	8.91
2022	—	9.54	9.54	—	—	0.25	0.25	(13.67)	(13.67)
2021	5,079	10.09	11.05	56,077	0.02	0.25	1.45	(1.46)	(0.18)
2020	17,162	10.24	11.24	179,862	0.40	0.25	1.45	0.29	1.44
2019	—	10.21	11.08	—	—	0.25	1.45	9.43	10.80
MFS® VIT II MA Investors Growth Stock
2023	6,771	30.51	31.09	209,101	0.00	0.25	0.25	19.74	19.76
2022	5,935	25.48	25.96	152,754	—	0.25	0.25	(22.00)	(21.98)
2021	—	24.82	33.28	—	—	0.25	1.45	20.19	21.64
2020	—	20.65	27.36	—	—	0.25	1.45	16.86	18.29
2019	8,737	17.67	23.13	198,635	—	0.25	1.45	33.46	35.11

(a)	Name change. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
MFS® VIT II Research International
2023	892,466	7.77	11.16	8,306,537	0.01	0.25	1.45	8.07	9.30
2022	779,273	9.34	10.21	6,753,566	0.02	0.25	1.45	(21.18)	(20.48)
2021	901,809	11.85	12.84	9,780,443	0.01	0.25	1.45	6.37	7.72
2020	1,048,078	8.58	12.14	10,735,215	0.02	0.25	1.45	7.84	9.07
2019	649,315	7.95	11.13	5,915,024	1.22	0.25	1.45	22.10	23.53
MFS® VIT International Intrinsic Value
2023	113,225	12.14	13.42	1,396,860	0.00	0.25	1.45	12.41	13.54
2022	149,320	10.80	11.82	1,629,925	0.00	0.25	1.45	(26.88)	(26.17)
2021	162,997	14.77	16.01	2,437,781	0.00	0.25	1.25	5.42	6.80
2020	167,692	14.01	15.18	2,372,547	0.01	0.25	1.45	15.02	16.32
2019	62,724	12.18	13.05	796,006	1.38	0.25	1.45	20.12	21.62
MFS® VIT Investors Trust
2023	6,751	18.21	24.29	135,527	0.00	0.25	1.45	13.74	14.90
2022	4,609	16.01	21.14	84,789	0.00	0.25	1.45	(20.11)	(19.34)
2021	4,122	20.04	26.21	88,680	0.00	0.25	1.45	21.01	22.48
2020	1,156	16.56	21.81	24,754	0.00	0.25	1.45	8.59	9.93
2019	1,142	15.25	19.84	22,263	4.30	0.25	1.45	25.51	27.10
MFS® VIT New Discovery
2023	14,532	14.71	18.22	252,181	—	0.25	1.45	9.53	10.56
2022	16,774	13.43	16.48	265,720	—	0.25	1.45	(32.92)	(32.21)
2021	17,585	20.02	24.31	409,002	—	0.25	1.45	(2.82)	(1.66)
2020	13,063	20.60	25.19	311,614	—	0.25	1.45	39.19	40.96
2019	15,928	14.80	17.87	272,394	—	0.25	1.45	35.16	36.73
MFS® VIT Research
2023	1,709	25.77	25.77	44,049	0.00	0.25	0.25	18.21	18.21
2022	1,741	21.80	21.80	37,957	0.00	0.25	0.25	(20.03)	(20.03)
2021	1,772	20.42	27.26	48,309	0.00	0.25	1.45	19.07	20.51
2020	6,602	17.15	23.05	141,651	0.01	0.25	1.45	11.22	12.60
2019	6,439	15.42	20.47	123,144	0.61	0.25	1.45	26.81	28.34

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
MFS® VIT Total Return
2023	1,005,908	12.17	15.33	14,479,191	0.02	0.25	1.45	5.55	6.68
2022	1,207,078	11.67	14.37	16,241,682	0.01	0.25	1.45	(13.56)	(12.70)
2021	1,199,389	13.50	15.62	18,726,542	0.02	0.75	1.45	8.87	9.69
2020	1,339,879	12.26	15.22	19,074,739	0.02	0.25	1.45	4.73	5.99
2019	1,799,981	11.69	14.36	24,301,271	1.93	0.25	1.45	14.84	16.28
MFS® VIT Total Return Bond
2023	36,102	7.72	8.75	308,489	0.03	0.25	1.45	2.66	3.67
2022	36,958	7.52	8.44	305,263	0.02	0.25	1.45	(17.72)	(16.93)
2021	30,980	9.14	10.16	306,924	0.02	0.25	1.45	(5.38)	(4.24)
2020	15,892	9.66	10.81	163,316	0.04	0.25	1.45	3.43	4.75
2019	9,864	9.34	10.32	97,487	3.02	0.25	1.45	5.18	6.39
MFS® VIT Utilities
2023	612,335	12.10	20.48	12,071,867	0.03	0.25	1.45	(6.50)	(5.50)
2022	781,487	12.93	16.72	15,890,001	0.02	0.25	1.45	(3.72)	(2.68)
2021	707,714	13.43	17.18	15,337,441	0.01	0.25	1.45	8.91	10.13
2020	767,473	12.33	20.52	15,127,555	0.02	0.25	1.45	0.98	2.25
2019	825,007	12.21	20.17	16,145,843	4.14	0.25	1.45	19.35	20.75
Morgan Stanley VIF Emerging Markets Debt
2023	16,463	7.72	7.72	127,180	0.06	0.25	0.25	8.12	8.12
2022	17,403	7.14	7.14	124,319	0.07	0.25	0.25	(21.37)	(21.37)
2021	17,154	9.08	9.08	155,901	0.06	0.25	0.25	(5.12)	(5.12)
2020	16,796	9.57	9.92	160,864	0.04	0.25	1.45	0.92	2.21
2019	16,926	9.38	9.83	158,869	8.36	0.25	1.45	9.22	10.45
Morgan Stanley VIF Emerging Markets Equity
2023	539,777	5.88	8.21	3,795,454	0.02	0.25	1.45	7.30	8.31
2022	585,334	7.24	7.58	3,813,755	0.00	0.25	1.45	(28.25)	(27.46)
2021	615,741	7.65	10.45	5,567,401	0.01	0.25	1.35	(1.46)	(0.38)
2020	1,037,848	7.76	10.65	8,950,437	0.01	0.25	1.45	9.28	10.71
2019	1,094,953	7.09	9.62	9,074,201	1.02	0.25	1.45	14.41	15.76

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Morningstar Aggressive Growth ETF Asset Allocation Portfolio
2023	118,309	13.44	16.29	1,591,833	0.02	0.25	0.75	12.56	13.13
2022	117,485	11.96	14.40	1,403,710	0.01	0.25	1.45	(16.77)	(15.94)
2021	113,670	14.37	17.13	1,624,018	0.01	0.25	1.45	13.15	14.58
2020	162,110	12.53	15.18	2,034,802	0.02	0.25	1.45	5.13	6.38
2019	138,904	11.83	14.27	1,707,455	1.62	0.25	1.45	16.83	18.33
Morningstar Balanced ETF Asset Allocation Portfolio
2023	605,252	10.78	12.63	6,939,253	0.02	0.25	1.45	8.12	9.16
2022	606,605	9.97	11.57	6,307,676	0.02	0.25	1.45	(16.50)	(15.67)
2021	552,374	11.94	13.72	6,763,439	0.01	0.25	1.45	6.04	7.27
2020	1,183,274	11.26	12.99	13,456,005	0.03	0.25	1.45	4.26	5.61
2019	523,466	10.80	12.30	5,672,536	2.20	0.25	1.45	11.23	12.53
Morningstar Conservative ETF Asset Allocation Portfolio
2023	270,638	8.00	8.84	2,325,240	0.02	0.25	1.45	3.36	4.37
2022	255,244	7.74	8.47	2,073,854	0.01	0.25	1.45	(15.50)	(14.62)
2021	303,277	9.16	9.92	2,908,135	0.01	0.25	1.45	(2.14)	(1.00)
2020	297,627	9.36	10.17	2,912,216	0.02	0.25	1.45	1.85	3.04
2019	238,445	9.19	9.87	2,274,187	2.20	0.25	1.45	4.67	6.02
Morningstar Growth ETF Asset Allocation Portfolio
2023	642,490	12.29	14.81	8,023,349	0.02	0.25	1.45	10.42	11.61
2022	669,312	11.13	13.27	7,525,468	0.02	0.25	1.45	(16.82)	(16.07)
2021	657,537	13.38	15.81	8,822,592	0.01	0.25	1.45	9.85	11.26
2020	850,133	12.11	14.43	10,310,746	0.02	0.25	1.45	5.18	6.49
2019	636,242	11.43	13.55	7,287,936	1.81	0.25	1.45	14.54	15.91
Morningstar Income and Growth ETF Asset Allocation Portfolio
2023	137,323	9.35	10.65	1,386,927	0.02	0.25	1.45	6.01	7.04
2022	108,032	8.82	9.95	994,817	0.01	0.25	1.45	(16.16)	(15.32)
2021	167,235	10.52	11.75	1,829,360	0.01	0.25	1.45	1.84	3.07
2020	192,757	10.33	11.57	2,054,801	0.02	0.25	1.45	3.61	4.90
2019	121,864	9.97	11.03	1,248,386	1.99	0.25	1.45	8.02	9.32

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Neuberger Berman AMT Sustainable Equity I
2023	250,434	13.58	22.75	3,456,160	0.00	0.25	1.45	21.36	22.84
2022	260,404	11.19	18.52	2,957,325	0.00	0.25	1.45	(21.97)	(21.06)
2021	324,004	14.34	23.46	4,701,748	0.00	0.25	1.45	18.12	19.51
2020	370,621	12.14	20.00	4,541,207	0.01	0.25	1.45	14.31	15.74
2019	475,001	10.62	17.28	5,070,295	2.80	0.25	1.45	6.20	7.14
Neuberger Berman AMT Sustainable Equity S
2023	165,859	30.24	33.66	5,580,656	0.00	0.75	1.35	21.20	21.91
2022	177,475	24.95	27.61	4,894,128	0.00	0.75	1.35	(22.10)	(21.63)
2021	189,148	32.03	35.23	6,654,112	0.00	0.75	1.35	17.89	18.62
2020	212,863	27.17	29.70	6,312,264	0.00	0.75	1.35	14.16	14.89
2019	250,063	23.80	25.85	6,458,231	0.29	0.75	1.35	20.26	20.96
Neuberger Berman Core Bond
2023	286,434	7.72	8.61	2,419,027	0.04	0.90	1.25	1.31	1.53
2022	299,881	7.62	8.48	2,493,822	0.04	0.90	1.25	(17.53)	(17.19)
2021	193,535	9.24	10.24	1,966,056	0.02	0.90	1.25	(5.62)	(5.27)
2020	206,456	9.79	10.81	2,211,494	0.03	0.90	1.25	4.59	4.85
2019	333,795	9.36	10.31	3,382,897	3.22	0.90	1.25	4.46	4.88
Neuberger Berman Large Cap Value
2023	53,555	15.08	15.61	835,703	0.02	0.90	1.10	(6.04)	(5.85)
2022	61,802	16.05	16.58	1,024,423	0.01	0.90	1.10	(5.48)	(5.31)
2021	55,399	16.98	17.51	969,546	0.01	0.90	1.10	22.51	22.79
2020	57,260	13.57	14.26	816,250	0.01	0.90	1.25	9.35	9.69
2019	70,964	12.41	13.00	922,103	1.50	0.90	1.25	18.42	18.83
Neuberger Berman Sustainable Equity
2023	69,036	20.63	21.37	1,468,628	0.00	0.90	1.10	21.50	21.70
2022	61,971	16.98	17.56	1,086,556	—	0.90	1.10	(22.00)	(21.85)
2021	62,099	21.77	22.47	1,391,959	0.00	0.90	1.10	18.25	18.45
2020	70,096	18.01	18.97	1,325,589	0.00	0.90	1.25	14.28	14.62
2019	63,329	15.76	16.55	1,046,490	0.50	0.90	1.25	20.40	20.89

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
North Square Spectrum Alpha
2023	164	16.34	16.34	2,676	—	0.90	0.90	19.97	19.97
2022	3,021	13.62	13.62	41,168	—	0.90	0.90	(29.83)	(29.83)
2021	2,789	19.41	19.41	54,160	—	0.90	0.90	5.95	5.95
2020	2,743	18.32	18.32	50,295	—	0.90	0.90	24.88	24.88
2019	5,734	14.67	14.67	84,111	—	0.90	0.90	17.74	17.74
Northern Global Tactical Asset Allocation
2023	7,731	12.52	12.52	96,797	0.04	0.90	0.90	6.55	6.55
2022	7,857	11.75	11.75	92,372	0.02	0.90	0.90	(16.13)	(16.13)
2021	9,690	14.01	14.01	135,767	0.02	0.90	0.90	6.95	6.95
2020	9,699	13.10	13.10	127,078	0.02	0.90	0.90	2.42	2.42
2019	8,720	12.79	12.79	111,585	2.01	0.90	0.90	13.09	13.09
Northern Large Cap Core
2023	5,208	24.49	24.49	127,531	0.01	0.90	0.90	19.52	19.52
2022	6,313	20.49	20.49	129,362	0.01	0.90	0.90	(18.75)	(18.75)
2021	8,600	25.22	25.22	216,860	0.01	0.90	0.90	27.96	27.96
2020	9,588	19.71	19.71	188,969	0.01	0.90	0.90	7.59	7.59
2019	8,644	18.32	18.32	158,360	1.82	0.90	0.90	20.84	20.84
Northern Large Cap Value
2023	20,617	19.69	19.69	405,574	0.03	0.90	0.90	5.86	5.86
2022	20,360	18.60	18.60	378,436	0.01	0.90	0.90	(9.58)	(9.58)
2021	12,315	20.57	20.57	253,024	0.02	0.90	0.90	23.40	23.40
2020	11,351	16.67	16.67	188,922	0.01	0.90	0.90	(2.57)	(2.57)
2019	25,085	17.11	17.11	428,979	2.93	0.90	0.90	21.09	21.09
PGIM Focused Growth
2023	352,180	7.96	8.00	2,817,235	—	0.90	1.10	46.06	46.52
2022	377,867	5.45	5.46	2,063,314	—	0.90	1.10	(43.05)	(42.95)
2021	396,159	9.57	9.57	3,793,610	—	0.90	1.10	—	—

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
PGIM Jennison Mid-Cap Growth
2023	8,588	19.94	19.94	171,190	—	0.90	0.90	15.59	15.59
2022	7,502	17.25	17.25	129,357	—	0.90	0.90	(26.94)	(26.94)
2021	8,150	23.61	23.61	192,400	—	0.90	0.90	7.12	7.12
2020	9,351	22.04	22.04	206,074	—	0.90	0.90	36.72	36.72
2019	7,536	16.12	16.12	121,439	—	0.90	0.90	31.91	31.91
PGIM Jennison Natural Resources
2023	4,979	7.46	7.46	37,158	0.02	0.90	0.90	(5.93)	(5.93)
2022	2,665	7.93	7.93	21,153	0.03	0.90	0.90	19.61	19.61
2021	2,568	6.63	6.63	17,020	0.01	0.90	0.90	22.55	22.55
2020	2,682	5.41	5.41	14,521	0.01	0.90	0.90	6.71	6.71
2019	2,452	5.07	5.07	12,418	1.73	0.90	0.90	12.17	12.17
PGIM Jennison Small Company
2023	25,354	20.44	20.44	517,528	0.00	0.90	0.90	7.24	7.24
2022	25,940	19.06	19.06	493,847	—	0.90	0.90	(21.98)	(21.98)
2021	29,793	24.43	24.43	727,252	—	0.90	0.90	24.07	24.07
2020	34,865	18.73	19.69	685,989	—	0.90	1.25	21.78	22.22
2019	37,406	15.38	16.11	602,154	—	0.90	1.25	22.94	23.45
PGIM Quant Solutions Small-Cap Value(c)
2023	19,619	12.99	13.80	269,545	0.02	0.90	1.25	11.69	12.10
2022	19,346	11.63	12.31	237,180	0.02	0.90	1.25	(15.17)	(14.87)
2021	20,605	13.71	14.46	296,063	0.01	0.90	1.25	35.34	35.77
2020	21,545	10.13	10.65	227,981	0.01	0.90	1.25	(7.49)	(7.15)
2019	28,776	10.95	11.47	328,358	2.93	0.90	1.25	13.59	14.02
PIMCO All Asset
2023	18,767	10.38	10.38	193,993	0.03	0.90	0.90	3.80	3.80
2022	23,972	10.00	10.00	239,115	0.06	0.90	0.90	(15.54)	(15.54)
2021	24,533	11.84	11.84	289,664	0.12	0.90	0.90	10.34	10.34
2020	26,589	10.73	10.73	284,413	0.03	0.90	0.90	3.57	3.57
2019	34,297	10.36	10.36	354,523	2.66	0.90	0.90	7.25	7.25

(c)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
PIMCO CommodityRealReturn Strategy
2023	16,051	4.88	4.88	78,002	0.04	0.90	0.90	(11.27)	(11.27)
2022	19,082	5.50	5.50	104,727	0.37	0.90	0.90	4.17	4.17
2021	21,660	5.28	5.28	114,053	0.20	0.90	0.90	27.85	27.85
2020	20,628	4.13	4.13	85,051	0.01	0.90	0.90	(3.50)	(3.50)
2019	19,370	4.28	4.28	82,717	3.85	0.90	0.90	7.54	7.54
PIMCO Emerging Markets Bond
2023	4,524	8.38	8.38	37,867	0.10	0.90	0.90	7.44	7.44
2022	15,111	7.80	7.80	117,816	0.06	0.90	0.90	(19.84)	(19.84)
2021	14,392	9.73	9.73	140,015	0.07	0.90	0.90	(6.17)	(6.17)
2020	1,546	10.37	10.37	16,005	0.04	0.90	0.90	2.07	2.07
2019	1,490	10.16	10.16	15,117	3.56	0.90	0.90	10.08	10.08
PIMCO High Yield
2023	84,898	11.84	15.60	1,270,244	0.06	0.90	1.25	7.64	8.09
2022	83,198	11.00	13.84	1,151,772	0.04	0.90	1.25	(14.79)	(14.52)
2021	90,462	12.91	16.19	1,464,828	0.04	0.90	1.25	(0.62)	(0.31)
2020	106,703	12.99	17.04	1,739,637	0.04	0.90	1.25	0.62	1.00
2019	101,573	12.91	16.91	1,636,893	5.10	0.90	1.25	9.69	10.14
PIMCO International Bond(U.S. Dollar-Hedged)
2023	421,769	9.75	10.09	4,241,906	0.02	0.90	1.10	4.50	4.67
2022	460,532	9.33	9.64	4,425,525	0.02	0.90	1.10	(14.09)	(13.85)
2021	365,442	10.86	11.19	4,088,637	0.01	0.90	1.10	(6.22)	(6.05)
2020	443,302	11.34	11.91	5,276,762	0.02	0.90	1.25	1.07	1.36
2019	464,576	11.22	11.75	5,450,083	5.60	0.90	1.25	2.28	2.62
PIMCO Low Duration
2023	20,096	6.95	6.95	139,566	0.03	0.90	0.90	0.72	0.72
2022	24,322	6.90	6.90	167,775	0.01	0.90	0.90	(9.33)	(9.33)
2021	4,258	7.61	7.61	32,418	0.00	0.90	0.90	(4.99)	(4.99)
2020	3,770	8.01	8.01	30,229	0.01	0.90	0.90	(1.23)	(1.23)
2019	4,061	8.11	8.11	32,924	3.15	0.90	0.90	(0.12)	(0.12)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
PIMCO Real Return
2023	100,374	8.34	8.34	837,308	0.03	0.90	0.90	(0.95)	(0.95)
2022	100,888	8.42	8.42	849,037	0.07	0.90	0.90	(15.80)	(15.80)
2021	86,246	10.00	10.00	861,866	0.05	0.90	0.90	1.01	1.01
2020	89,845	9.90	9.90	889,376	0.02	0.90	0.90	7.03	7.03
2019	100,796	9.25	9.25	931,514	1.31	0.90	0.90	3.70	3.70
PIMCO StocksPLUS® Small Fund
2023	21,200	18.33	18.33	389,037	0.02	0.90	0.90	12.18	12.18
2022	20,097	16.34	16.34	328,795	—	0.90	0.90	(27.15)	(27.15)
2021	25,879	22.43	22.43	581,000	0.17	0.90	0.90	9.25	9.25
2020	26,772	20.53	20.53	549,943	0.04	0.90	0.90	14.76	14.76
2019	88,649	17.89	17.89	1,586,392	2.61	0.90	0.90	21.37	21.37
PIMCO Total Return
2023	188,420	8.53	8.53	1,608,020	0.03	0.90	0.90	1.55	1.55
2022	202,451	8.40	8.40	1,699,871	0.03	0.90	0.90	(17.81)	(17.81)
2021	198,487	10.22	10.22	2,029,174	0.02	0.90	0.90	(5.28)	(5.28)
2020	204,724	10.79	10.79	2,207,748	0.02	0.90	0.90	4.15	4.15
2019	226,602	10.36	10.36	2,347,695	3.20	0.90	0.90	3.50	3.50
PIMCO VIT All Asset Administrative
2023	327,703	12.20	13.83	4,517,732	0.03	0.75	1.35	3.48	4.14
2022	351,375	11.79	13.28	4,649,478	0.07	0.75	1.35	(15.60)	(15.09)
2021	406,909	13.97	15.64	6,343,555	0.11	0.75	1.35	11.31	11.95
2020	401,133	12.55	13.97	5,584,370	0.05	0.75	1.35	3.38	4.02
2019	447,756	12.14	13.43	5,994,323	2.92	0.75	1.35	7.15	7.78
PIMCO VIT All Asset Advisor
2023	85,034	9.48	10.78	915,275	0.03	0.25	1.45	3.61	4.56
2022	73,606	9.15	10.31	757,694	0.07	0.25	1.45	(15.59)	(14.72)
2021	48,339	10.84	12.09	581,262	0.11	0.25	1.45	10.95	12.36
2020	40,753	9.77	10.96	434,795	0.04	0.25	1.45	3.28	4.38
2019	32,905	9.46	10.50	333,049	3.39	0.25	1.45	6.89	8.25

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
PIMCO VIT CommodityRealReturn Strategy Administrative
2023	915,090	4.37	5.03	4,505,201	0.17	0.75	1.35	(11.90)	(11.29)
2022	1,383,365	4.96	5.67	7,672,733	0.25	0.75	1.35	3.98	4.61
2021	1,673,553	4.77	5.42	8,802,103	0.04	0.75	1.35	27.88	28.44
2020	711,809	3.73	4.22	2,987,436	0.07	0.75	1.35	(3.12)	(2.54)
2019	640,609	3.85	4.33	2,755,722	3.25	0.75	1.35	6.65	7.44
PIMCO VIT CommodityRealReturn Strategy Advisor
2023	38,956	4.56	5.58	180,337	0.08	0.25	1.45	(11.85)	(10.94)
2022	158,362	5.12	6.33	927,671	0.23	0.25	1.45	4.11	5.13
2021	40,886	4.87	6.08	200,736	0.03	0.25	1.45	27.46	28.84
2020	14,963	3.78	4.77	56,449	0.04	0.25	1.45	(3.25)	(2.04)
2019	15,974	3.86	4.93	61,553	3.18	0.25	1.45	6.48	7.97
PIMCO VIT Emerging Markets Bond
2023	187,339	8.26	10.34	1,882,624	0.06	0.25	1.45	6.20	7.44
2022	188,181	7.76	9.01	1,775,968	0.04	0.25	1.45	(19.33)	(18.46)
2021	250,702	9.62	11.05	2,935,103	0.06	0.25	1.45	(6.87)	(5.80)
2020	230,774	10.33	12.72	2,878,760	0.05	0.25	1.45	1.97	3.20
2019	270,091	10.13	12.39	3,272,587	4.02	0.25	1.45	9.63	10.92
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)
2023	5,009	6.93	9.58	48,019	0.03	0.25	1.45	0.87	1.81
2022	4,863	9.41	9.41	45,802	0.01	0.25	0.25	(13.91)	(13.91)
2021	5,265	10.93	10.93	57,592	0.05	0.25	0.25	(7.37)	(7.37)
2020	5,199	8.81	12.08	61,364	0.02	0.25	1.45	5.26	6.53
2019	5,074	8.37	11.34	56,300	2.36	0.25	1.45	1.33	2.62
PIMCO VIT Global Managed Asset Allocation
2023	10,978	10.56	11.68	125,921	0.02	0.25	1.45	8.09	9.26
2022	10,855	9.77	10.69	114,199	0.02	0.25	1.45	(21.78)	(20.99)
2021	14,794	12.49	13.53	198,175	0.03	0.25	1.45	7.67	9.02
2020	9,485	11.60	12.57	116,361	0.03	0.25	1.45	11.65	12.94
2019	1,630	10.39	11.13	16,938	0.48	0.25	1.45	11.84	13.22

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
PIMCO VIT High Yield
2023	16,349	9.68	17.60	287,514	0.06	0.25	1.45	7.44	8.51
2022	15,132	9.01	16.22	245,201	0.05	0.25	1.45	(14.11)	(13.26)
2021	21,561	10.49	18.70	367,564	0.05	0.25	1.45	(1.04)	0.21
2020	9,741	10.60	19.10	162,140	0.02	0.25	1.45	1.05	2.25
2019	133,897	10.49	18.68	1,912,690	4.97	0.25	1.45	9.61	10.93
PIMCO VIT International Bond Portfolio(U.S. Dollar-Hedged)
2023	759,657	9.85	10.73	8,065,915	0.02	0.75	1.35	4.34	4.99
2022	805,849	9.44	10.22	8,180,516	0.01	0.75	1.35	(14.03)	(13.46)
2021	812,544	10.98	11.81	9,589,217	0.02	0.75	1.35	(6.07)	(5.52)
2020	600,916	11.69	12.50	7,406,108	0.06	0.75	1.35	1.04	1.63
2019	629,161	11.57	12.30	7,731,018	1.86	0.75	1.35	2.39	3.10
PIMCO VIT International Bond Portfolio (Unhedged)
2023	10,630	6.52	6.52	69,255	0.02	0.25	0.25	2.68	2.68
2022	7,786	6.35	6.35	49,379	0.01	0.25	0.25	(21.60)	(21.60)
2021	27,214	8.10	8.10	220,498	0.05	0.25	0.25	(10.60)	(10.60)
2020	25,126	8.79	9.23	227,660	0.05	0.25	1.45	5.90	7.08
2019	24,266	8.30	8.62	205,480	0.86	0.25	1.45	2.22	3.48
PIMCO VIT Low Duration Administrative (c)
2023	3,908,810	6.54	8.37	28,326,340	0.04	0.25	1.40	0.43	1.70
2022	4,391,617	7.01	8.23	31,545,128	0.01	0.25	1.40	(9.78)	(8.76)
2021	3,187,448	7.77	9.02	25,114,031	0.01	0.25	1.40	(5.24)	(4.14)
2020	3,705,883	7.60	9.67	30,744,495	0.01	0.25	1.40	(1.44)	(0.31)
2019	3,160,496	7.71	9.70	26,421,783	2.77	0.25	1.40	(0.48)	0.73
PIMCO VIT Low Duration Advisor
2023	63,949	6.91	7.56	477,194	0.03	0.25	1.45	0.58	1.61
2022	93,556	6.87	7.31	680,268	0.02	0.25	1.45	(9.84)	(8.85)
2021	94,550	7.62	8.02	760,240	0.00	0.25	1.45	(5.34)	(4.18)
2020	95,450	8.05	8.53	800,165	0.01	0.25	1.45	(1.59)	(0.35)
2019	106,010	8.18	8.56	892,132	2.37	0.25	1.45	(0.61)	0.59

(c)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
PIMCO VIT Real Return Administrative (c)
2023	1,709,263	8.70	9.96	16,403,665	0.03	0.75	1.40	(0.80)	(0.20)
2022	1,822,007	8.77	10.21	17,555,272	0.07	0.25	1.40	(15.67)	(14.70)
2021	2,156,777	10.40	11.76	24,340,503	0.05	0.75	1.40	0.97	1.73
2020	1,892,947	10.30	12.03	21,279,025	0.01	0.25	1.40	6.96	8.09
2019	2,138,306	9.63	11.13	22,383,387	1.68	0.25	1.40	3.74	5.00
PIMCO VIT Real Return Advisor
2023	111,182	7.64	8.79	952,674	0.03	0.25	1.45	(0.78)	0.23
2022	100,291	7.70	8.77	857,582	0.07	0.25	1.45	(15.66)	(14.77)
2021	64,496	9.13	10.10	644,261	0.06	0.25	1.45	0.88	2.12
2020	28,794	9.05	10.08	278,041	0.01	0.25	1.45	6.72	8.04
2019	55,355	8.48	9.33	506,777	1.34	0.25	1.45	3.67	4.83
PIMCO VIT Short-Term
2023	248,518	7.54	8.25	2,017,766	0.04	0.25	1.45	1.48	2.48
2022	290,181	7.43	8.05	2,321,666	0.02	0.25	1.45	(4.50)	(3.48)
2021	80,087	7.78	8.34	654,648	0.01	0.25	1.45	(4.42)	(3.36)
2020	45,546	8.14	8.76	389,604	0.01	0.25	1.45	(2.40)	(1.13)
2019	151,650	8.34	8.86	1,322,300	2.00	0.25	1.45	(1.77)	(0.56)
PIMCO VIT Total Return Administrative
2023	1,092,096	8.51	8.51	9,327,169	0.04	1.40	1.40	1.43	1.43
2022	1,101,981	8.39	8.39	9,282,733	0.03	1.40	1.40	(18.07)	(18.07)
2021	1,284,545	10.24	10.24	13,187,109	0.02	1.40	1.40	(5.54)	(5.54)
2020	1,324,739	10.84	10.84	14,391,974	0.02	1.40	1.40	4.03	4.03
2019	1,339,766	10.42	12.49	13,997,936	3.03	0.25	1.40	3.68	4.87
PIMCO VIT Total Return Advisor
2023	1,833,992	7.43	8.51	14,836,640	0.04	0.25	1.45	1.36	2.45
2022	1,171,416	7.33	8.31	9,308,527	0.02	0.25	1.45	(17.92)	(17.15)
2021	1,206,157	8.93	10.03	11,587,277	0.02	0.25	1.45	(5.60)	(4.48)
2020	1,140,056	9.46	10.50	11,464,816	0.02	0.25	1.45	3.73	5.11
2019	863,420	9.12	9.99	8,315,061	2.58	0.25	1.45	3.52	4.72

(c)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Pioneer Bond VCT
2023	15,676	8.46	8.46	132,477	0.03	0.25	0.25	3.30	3.30
2022	14,594	8.19	8.19	119,423	0.02	0.25	0.25	(17.19)	(17.19)
2021	22,413	9.89	9.89	221,587	0.02	0.25	0.25	(3.04)	(3.04)
2020	15,039	9.69	10.35	153,189	0.01	0.25	1.45	3.64	4.97
2019	219,708	9.35	9.86	2,073,250	3.24	0.25	1.45	4.12	5.34
Pioneer Equity Income VCT
2023	981	14.94	19.71	14,661	0.01	0.25	1.45	2.75	3.74
2022	7,955	14.54	19.00	141,187	0.01	0.25	1.45	(11.77)	(10.84)
2021	9,464	16.48	21.31	189,597	0.01	0.25	1.45	19.85	21.29
2020	7,900	13.75	17.84	134,180	0.02	0.25	1.45	(4.65)	(3.46)
2019	9,677	14.42	18.48	171,872	2.54	0.25	1.45	19.77	21.26
Pioneer High Yield VCT
2023	2,537	10.44	10.44	26,484	0.05	0.25	0.25	7.52	7.52
2022	2,467	9.71	9.71	23,961	0.10	0.25	0.25	(14.30)	(14.30)
2021	—	9.84	9.84	—	—	1.45	1.45	0.82	0.82
2020	—	9.76	11.27	—	0.01	0.25	1.45	(2.50)	(1.31)
2019	10,830	10.01	11.42	118,517	5.20	0.25	1.45	9.40	10.66
Pioneer Real Estate Shares VCT (b)
2023	—	9.39	11.49	—	—	0.25	1.45	(2.49)	(2.13)
2022	—	9.63	11.56	—	0.02	0.25	1.45	(33.86)	(33.22)
2021	1,795	14.56	17.31	27,679	0.01	0.25	1.45	34.57	36.30
2020	1,758	10.82	12.90	20,072	0.01	0.25	1.45	(11.60)	(10.60)
2019	3,702	12.24	14.43	50,362	1.84	0.25	1.45	22.28	23.86
Pioneer Strategic Income
2023	7,750	8.89	8.89	68,848	0.03	0.90	0.90	3.98	3.98
2022	9,176	8.55	8.55	78,402	0.03	0.90	0.90	(16.42)	(16.42)
2021	5,592	10.23	10.23	57,157	0.03	0.90	0.90	(1.82)	(1.82)
2020	5,783	10.42	10.42	60,180	0.03	0.90	0.90	3.27	3.27
2019	7,490	10.09	10.09	75,480	3.07	0.90	0.90	5.99	5.99

(b)	Liquidation. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Pioneer Strategic Income VCT
2023	34,081	8.08	8.82	287,112	0.03	0.25	1.45	3.46	4.63
2022	22,503	7.81	8.43	185,285	0.03	0.25	1.45	(16.47)	(15.62)
2021	23,776	9.35	9.99	233,104	0.02	0.25	1.45	(2.71)	(1.58)
2020	8,232	9.61	10.30	81,652	0.01	0.25	1.45	2.78	3.94
2019	121,371	9.35	9.91	1,136,819	3.77	0.25	1.45	4.70	5.99
Putnam VT Core Equity Fund (a)
2023	2,021	21.91	21.91	44,266	0.00	1.25	1.45	22.75	22.75
2022	2,394	17.85	23.63	42,712	0.02	0.25	1.45	(19.23)	(18.43)
2021	2,394	22.10	22.10	52,904	—	1.45	1.45	25.28	25.28
2020	—	17.64	23.19	—	—	0.25	1.45	12.21	13.51
2019	8,344	15.72	20.43	168,051	1.07	0.25	1.45	25.86	27.45
Putnam VT Diversified Income
2023	12,374	8.54	8.54	105,613	0.07	0.25	0.25	1.43	1.43
2022	6,753	8.42	8.42	56,784	0.07	0.25	0.25	(5.50)	(5.50)
2021	6,566	8.03	8.91	58,410	0.01	0.25	1.45	(10.98)	(9.91)
2020	29,458	9.02	10.04	286,982	0.06	0.25	1.45	(5.15)	(4.11)
2019	48,910	9.51	10.47	481,691	3.98	0.25	1.45	6.38	7.72
Putnam VT Global Asset Allocation
2023	1,186	12.61	12.61	14,919	0.01	1.25	1.45	12.59	12.59
2022	1,153	11.20	11.20	12,885	0.01	1.45	1.45	(19.54)	(19.54)
2021	1,121	13.92	13.92	15,569	0.01	1.45	1.45	9.01	9.01
2020	1,088	12.77	15.35	13,865	0.02	0.25	1.45	7.40	8.71
2019	1,056	11.89	14.12	12,526	1.45	0.25	1.45	12.06	13.41
Putnam VT High Yield
2023	4,956	9.39	10.60	52,561	0.05	0.25	1.45	7.44	8.50
2022	4,868	8.74	9.77	47,512	0.05	0.25	1.45	(15.23)	(14.37)
2021	4,733	10.31	11.41	53,995	0.01	0.25	1.45	0.39	1.60
2020	68,468	10.27	11.41	728,150	0.05	0.25	1.45	0.59	1.88
2019	71,425	10.21	11.20	751,680	6.17	0.25	1.45	9.43	10.78

(a)	Name change. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Putnam VT Income
2023	5,907	7.45	8.08	47,684	0.26	0.25	1.45	0.40	1.25
2022	12,434	7.98	7.98	99,129	0.08	0.25	0.25	(16.53)	(16.53)
2021	46,045	8.98	9.56	440,386	0.02	0.25	1.45	(8.83)	(7.63)
2020	196,610	9.85	10.51	1,976,277	0.08	0.25	1.45	1.13	2.34
2019	32,366	9.74	10.27	316,847	4.26	0.25	1.45	7.03	8.33
Putnam VT Large Cap Growth Fund (a)
2023	14,695	28.09	36.75	537,856	—	0.25	1.45	38.51	39.84
2022	13,077	20.28	26.28	342,106	—	0.25	1.45	(33.38)	(32.70)
2021	11,922	30.44	39.05	464,554	—	0.25	1.45	17.30	18.73
2020	13,076	25.95	33.39	430,043	—	0.25	1.45	32.67	34.26
2019	—	19.56	24.87	—	0.38	0.25	1.45	30.75	32.36
Putnam VT Large Cap Value
2023	65,110	18.28	24.64	1,523,443	0.01	0.25	1.45	10.86	11.95
2022	83,184	16.49	22.01	1,584,614	0.01	0.25	1.45	(7.15)	(6.18)
2021	58,089	17.76	23.46	1,293,624	0.01	0.25	1.45	21.73	23.21
2020	52,318	14.59	19.33	917,255	0.01	0.25	1.45	1.18	2.38
2019	46,574	14.42	18.88	811,385	1.81	0.25	1.45	24.74	26.20
Putnam VT Multi-Asset Absolute Return(b)
2023	—	6.78	7.60	—	0.12	0.25	1.45	0.30	0.53
2022	23,732	6.76	7.56	178,368	0.01	0.25	1.45	(3.84)	(2.83)
2021	24,524	7.03	7.78	189,924	—	0.25	1.45	(3.57)	(2.51)
2020	55,095	7.29	8.10	422,539	—	0.25	1.45	(11.42)	(10.40)
2019	68,689	8.23	9.04	582,258	—	0.25	1.45	1.23	2.49
Putnam VT Small Cap Growth
2023	13,020	15.32	20.47	264,685	—	0.25	1.45	18.03	19.22
2022	2,685	12.98	17.17	46,084	—	0.25	1.45	(31.29)	(30.57)
2021	1,850	18.89	18.89	34,946	—	1.45	1.45	8.94	8.94
2020	1,802	17.34	22.78	31,252	—	0.25	1.45	41.90	43.63
2019	1,755	12.22	15.86	21,438	—	0.25	1.45	31.54	33.05

(a)	Name change. See Note 1.
(b)	Liquidation. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Putnam VT Small Cap Value
2023	40,359	14.85	14.85	599,634	0.00	0.75	0.75	19.28	19.28
2022	53,548	12.45	12.45	667,247	0.00	0.75	0.75	(16.22)	(16.22)
2021	99,518	14.86	14.86	1,479,056	0.01	0.75	0.75	34.85	34.85
2020	15,121	11.02	11.02	166,978	0.01	0.75	0.75	0.09	0.09
2019	14,106	11.01	11.01	155,600	0.32	0.75	0.75	19.67	19.67
Redwood Managed Volatility
2023	6,225	9.50	9.50	59,209	0.01	1.25	1.45	(0.52)	(0.52)
2022	6,053	9.55	10.29	57,861	0.02	0.25	1.45	(11.41)	(10.52)
2021	46,591	10.78	11.50	521,698	0.02	0.25	1.45	(1.82)	(0.61)
2020	45,206	10.98	11.68	512,436	0.02	0.25	1.45	5.48	6.76
2019	115,508	10.41	10.94	1,213,829	0.74	0.25	1.45	4.00	5.19
Royce Micro-Cap
2023	255,700	10.99	13.49	3,407,340	—	0.75	1.35	13.77	14.42
2022	276,853	9.66	11.79	3,244,212	—	0.75	1.35	(25.75)	(25.24)
2021	310,369	13.01	15.77	4,864,577	—	0.75	1.35	24.50	25.16
2020	319,251	10.45	12.60	3,996,511	—	0.75	1.35	18.48	19.21
2019	394,530	8.82	10.57	4,148,364	—	0.75	1.35	14.40	15.14
Royce Small-Cap Opportunity
2023	153,576	19.41	20.09	3,087,328	—	0.90	1.10	14.51	14.73
2022	197,566	16.95	17.51	3,461,746	—	0.90	1.10	(20.61)	(20.45)
2021	160,613	21.35	22.01	3,537,576	—	0.90	1.10	25.22	25.41
2020	178,959	16.69	17.55	3,141,719	—	0.90	1.25	20.94	21.45
2019	173,507	13.80	14.45	2,506,615	—	0.90	1.25	22.45	22.87
Royce Small-Cap Value
2023	84,050	13.27	13.73	1,153,552	0.01	0.90	1.10	21.08	21.29
2022	89,641	10.96	11.32	1,014,527	0.00	0.90	1.10	(13.70)	(13.52)
2021	91,283	12.70	13.09	1,194,186	—	0.90	1.10	23.06	23.37
2020	99,200	10.10	10.61	1,052,100	0.02	0.90	1.25	(10.38)	(10.08)
2019	107,549	11.27	11.80	1,268,488	0.56	0.90	1.25	13.27	13.68

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF Banking
2023	106,536	5.03	10.54	593,151	0.02	0.25	1.45	(1.31)	(0.40)
2022	114,961	5.05	10.68	650,514	0.01	0.25	1.45	(20.42)	(19.59)
2021	142,378	6.28	13.42	1,024,928	0.01	0.25	1.45	27.69	29.22
2020	98,518	4.86	10.51	555,206	0.01	0.25	1.45	(12.49)	(11.48)
2019	224,158	5.49	12.01	1,390,148	0.94	0.25	1.45	22.80	24.23
Rydex VIF Basic Materials
2023	87,789	13.10	16.28	1,358,239	—	0.25	1.45	4.43	5.52
2022	91,354	12.54	13.23	1,381,255	0.01	0.25	1.45	(13.46)	(12.56)
2021	95,120	14.49	15.13	1,667,542	0.01	0.25	1.45	17.61	19.04
2020	165,051	12.32	15.30	2,412,402	0.01	0.25	1.45	14.50	15.88
2019	131,322	10.76	13.34	1,671,521	—	0.25	1.45	16.20	17.52
Rydex VIF Biotechnology
2023	96,433	13.23	28.33	1,736,713	—	0.25	1.45	1.03	2.16
2022	105,529	13.08	27.73	1,807,507	—	0.25	1.45	(16.90)	(16.07)
2021	276,728	15.74	33.04	5,566,699	—	0.25	1.45	(3.02)	(1.84)
2020	151,300	16.23	34.59	3,285,750	—	0.25	1.45	16.01	17.41
2019	168,722	13.99	29.46	2,928,424	—	0.25	1.45	19.27	20.69
Rydex VIF Commodities Strategy
2023	585,954	1.68	3.77	1,016,935	0.10	0.25	1.45	(10.24)	(9.49)
2022	630,606	2.95	4.20	1,226,035	0.05	0.25	1.45	17.98	18.95
2021	1,052,906	2.48	3.56	1,702,159	—	0.25	1.45	33.33	35.52
2020	191,731	1.19	2.67	268,466	0.01	0.25	1.45	(26.04)	(25.40)
2019	133,313	1.60	3.61	216,482	1.09	0.25	1.45	10.06	11.50
Rydex VIF Consumer Products
2023	64,226	11.42	19.38	1,109,454	0.01	0.25	1.45	(7.36)	(6.41)
2022	135,811	12.32	19.34	2,280,026	0.01	0.25	1.45	(5.01)	(4.07)
2021	59,497	12.97	20.16	1,278,501	0.01	0.25	1.45	5.79	7.06
2020	154,778	12.26	20.80	2,930,833	0.01	0.25	1.45	2.85	4.14
2019	91,124	11.92	20.19	1,735,569	0.96	0.25	1.45	16.98	18.42

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF Dow 2x Strategy (c)
2023	29,631	29.98	35.40	1,037,854	0.00	0.25	1.45	18.36	19.64
2022	41,196	25.32	27.95	1,207,082	—	0.25	1.45	(23.76)	(23.00)
2021	34,847	33.21	36.30	1,344,915	—	0.25	1.45	34.51	36.11
2020	66,035	24.69	29.14	1,851,810	0.01	0.25	1.45	(2.76)	(1.58)
2019	79,702	25.39	29.93	2,302,938	0.95	0.25	1.45	41.06	42.77
Rydex VIF Electronics
2023	92,442	15.42	44.62	2,296,006	—	0.25	1.45	48.27	49.79
2022	49,066	24.18	30.08	511,946	—	0.25	1.45	(35.49)	(34.82)
2021	93,411	37.10	46.63	1,867,820	—	0.25	1.45	32.25	33.84
2020	77,765	12.18	35.26	1,044,289	—	0.25	1.45	49.15	50.98
2019	102,943	8.15	23.64	939,847	—	0.25	1.45	52.32	54.17
Rydex VIF Energy
2023	333,382	5.71	8.14	2,299,251	0.03	0.25	1.45	(2.63)	(1.57)
2022	538,965	5.86	7.02	3,730,893	0.01	0.25	1.45	42.23	43.56
2021	786,136	4.12	4.89	4,274,046	0.01	0.25	1.45	44.06	45.54
2020	355,523	2.86	4.08	1,257,531	0.01	0.25	1.45	(37.14)	(36.35)
2019	170,739	4.55	6.48	1,078,416	0.22	0.25	1.45	2.02	3.44
Rydex VIF Energy Services
2023	285,527	1.92	2.31	606,733	—	0.25	1.45	—	0.87
2022	237,270	1.91	2.29	502,130	—	0.25	1.45	36.43	37.95
2021	2,867,125	1.40	1.66	4,540,805	0.00	0.25	1.45	12.00	13.70
2020	324,399	1.25	1.50	432,705	0.01	0.25	1.45	(40.00)	(39.17)
2019	155,061	2.08	2.47	354,332	—	0.25	1.45	(4.59)	(3.14)
Rydex VIF Europe 1.25x Strategy (c)
2023	75,772	5.63	6.55	493,597	0.00	0.25	1.30	14.91	16.32
2022	85,247	4.84	5.70	483,712	—	0.25	1.30	(16.67)	(15.97)
2021	92,715	5.76	6.84	631,917	0.00	0.25	1.30	13.81	14.97
2020	106,126	5.01	8.66	636,190	0.02	0.25	1.45	(4.20)	(3.01)
2019	115,254	5.17	9.04	719,271	1.15	0.25	1.45	22.83	24.36

(c)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF Financial Services
2023	81,120	8.71	13.69	729,334	—	0.25	1.45	9.12	10.25
2022	95,845	7.90	12.54	786,254	0.01	0.25	1.45	(21.53)	(20.68)
2021	135,833	9.96	15.98	1,457,108	0.00	0.25	1.45	29.39	30.88
2020	237,357	7.61	12.35	1,879,291	0.00	0.25	1.45	(4.49)	(3.22)
2019	147,829	7.88	12.93	1,329,990	0.78	0.25	1.45	22.56	23.93
Rydex VIF Government Long Bond 1.2x Strategy (c)
2023	101,854	6.05	8.24	715,235	0.03	0.25	1.30	(5.19)	(4.30)
2022	109,302	6.38	8.61	806,429	0.02	0.25	1.45	(43.29)	(42.71)
2021	103,030	11.25	15.03	1,330,663	0.00	0.25	1.45	(11.56)	(10.43)
2020	95,188	12.72	17.24	1,362,228	0.00	0.25	1.45	16.70	18.08
2019	66,935	10.90	14.60	879,462	1.27	0.25	1.45	11.68	13.00
Rydex VIF Health Care
2023	118,410	16.52	23.51	2,302,890	—	0.25	1.45	0.56	1.69
2022	136,008	16.42	23.12	2,633,261	—	0.25	1.45	(15.67)	(14.81)
2021	146,426	19.47	27.89	3,365,479	—	0.25	1.45	13.73	15.06
2020	230,876	17.12	24.24	4,790,332	—	0.25	1.45	13.45	14.83
2019	199,804	15.09	21.11	3,489,312	—	0.25	1.45	17.25	18.66
Rydex VIF High Yield Strategy
2023	1,600	10.25	10.25	16,381	0.24	0.25	0.25	9.16	9.16
2022	2,088	8.72	9.39	19,624	0.00	0.25	1.45	(15.18)	(14.32)
2021	25,526	10.28	10.96	263,738	—	0.25	1.45	(2.74)	(1.62)
2020	2,076	10.57	11.24	23,119	0.00	0.25	1.45	(4.77)	(3.68)
2019	304,617	11.10	11.67	3,386,344	2.18	0.25	1.45	8.82	10.20
Rydex VIF Internet
2023	43,383	12.54	24.34	565,003	—	0.25	1.45	41.22	42.67
2022	53,964	12.80	17.06	489,439	—	0.25	1.45	(47.15)	(46.59)
2021	58,881	24.22	31.94	1,005,185	—	0.25	1.45	(8.81)	(7.71)
2020	170,773	18.40	35.56	3,191,204	—	0.25	1.45	53.26	55.08
2019	189,172	11.99	22.93	2,320,006	—	0.25	1.45	19.93	21.45

(c)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF Inverse Dow 2x Strategy (c)
2023	1,594,786	0.03	0.32	156,518	0.00	0.25	1.30	(25.00)	(20.00)
2022	2,061,289	0.08	0.40	238,147	—	0.25	1.45	—	—
2021	1,587,714	0.08	0.40	194,319	—	0.25	1.45	(42.86)	(33.33)
2020	1,035,973	0.07	0.65	264,430	0.03	0.25	1.45	(50.00)	(46.15)
2019	952,719	0.13	1.25	126,744	—	0.25	1.45	(38.73)	(36.84)
Rydex VIF Inverse Government Long Bond Strategy (c)
2023	172,047	1.39	2.07	250,278	—	0.25	1.30	(0.71)	0.49
2022	199,955	1.40	2.06	301,084	—	0.25	1.30	40.00	42.07
2021	189,081	1.45	3.36	198,966	—	0.25	1.45	(3.45)	(2.68)
2020	219,575	1.03	3.48	253,104	0.00	0.25	1.45	(24.51)	(23.50)
2019	232,363	1.36	4.61	363,389	—	0.25	1.45	(17.07)	(15.97)
Rydex VIF Inverse Mid-Cap Strategy(c)
2023	48,279	0.36	1.74	21,124	0.01	1.25	1.45	(13.00)	(12.20)
2022	46,934	0.70	2.00	23,403	—	0.25	1.45	4.71	6.06
2021	9,706	0.39	1.91	7,693	—	1.30	1.45	(27.78)	(26.54)
2020	15,519	0.54	2.60	8,362	0.01	0.25	1.45	(28.18)	(27.64)
2019	13,896	0.75	3.62	10,424	0.38	0.25	1.45	(23.79)	(22.64)
Rydex VIF Inverse NASDAQ-100® Strategy (c)
2023	738,326	0.15	0.27	110,313	0.00	0.25	1.30	(34.78)	(34.15)
2022	1,413,105	0.23	0.41	361,704	—	0.25	1.30	27.78	32.26
2021	2,243,409	0.31	0.90	642,830	—	0.25	1.45	(29.55)	(28.00)
2020	192,057	0.25	1.26	51,286	0.08	0.25	1.45	(40.85)	(39.73)
2019	142,335	0.42	2.13	63,898	0.74	0.25	1.45	(31.15)	(29.91)
Rydex VIF Inverse Russell 2000® Strategy (c)
2023	186,094	0.34	0.61	70,948	—	0.25	1.30	(15.00)	(14.08)
2022	205,917	0.40	0.71	99,104	—	0.25	1.30	11.11	12.70
2021	202,113	0.36	0.63	72,241	—	0.25	1.30	(21.74)	(21.25)
2020	154,424	0.46	2.41	69,952	0.02	0.25	1.45	(33.79)	(32.77)
2019	40,626	0.69	3.64	28,102	0.65	0.25	1.45	(24.18)	(23.23)

(c)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF Inverse S&P 500 Strategy (c)
2023	293,714	0.36	1.50	113,402	0.04	0.25	1.45	(18.48)	(17.44)
2022	383,265	0.86	1.84	217,190	—	0.25	1.45	11.52	13.16
2021	283,805	0.76	1.65	126,184	—	0.25	1.45	(27.63)	(26.92)
2020	278,495	0.55	2.28	184,860	0.02	0.25	1.45	(28.30)	(27.21)
2019	251,502	0.76	3.18	204,313	1.33	0.25	1.45	(26.22)	(25.38)
Rydex VIF Japan 2x Strategy (c)
2023	23,263	9.35	9.86	218,523	0.00	0.25	1.30	28.79	30.08
2022	25,670	7.26	7.26	186,867	—	1.30	1.30	(45.37)	(45.37)
2021	27,008	13.29	13.73	359,890	—	0.25	1.30	(17.76)	(16.84)
2020	30,285	16.16	17.82	490,395	0.01	0.25	1.45	34.29	35.98
2019	47,961	12.01	13.27	577,247	1.28	0.25	1.45	32.97	34.63
Rydex VIF Leisure
2023	29,401	12.29	14.70	364,248	—	0.25	1.45	17.35	18.55
2022	32,914	10.55	12.40	345,927	—	0.25	1.45	(30.55)	(29.86)
2021	27,447	15.19	17.68	415,461	—	0.25	1.45	(3.49)	(2.27)
2020	30,030	15.61	18.59	471,072	—	0.25	1.45	15.74	17.14
2019	36,688	13.47	15.87	496,889	0.32	0.25	1.45	23.64	25.16
Rydex VIF Mid-Cap 1.5x Strategy (c)
2023	17,144	18.14	31.12	522,720	—	0.25	1.45	13.87	15.06
2022	21,125	15.92	20.18	568,546	—	0.25	1.45	(26.40)	(25.62)
2021	25,056	21.63	27.13	918,845	—	0.25	1.45	29.37	30.94
2020	39,272	16.72	28.67	1,051,709	0.01	0.25	1.45	5.89	7.09
2019	49,922	15.79	27.05	1,305,513	0.82	0.25	1.45	30.17	31.83
Rydex VIF Money Market (b)
2023	6,889,745	4.53	6.67	36,463,589	0.03	0.25	1.45	(0.66)	0.47
2022	14,955,706	6.21	6.71	82,374,985	0.01	0.25	1.45	(3.45)	(2.51)
2021	8,979,830	4.73	6.37	50,323,078	—	0.25	1.30	(4.40)	(3.19)
2020	8,567,494	4.94	7.27	48,650,488	0.00	0.25	1.45	(4.34)	(3.15)
2019	7,729,205	5.15	7.60	43,961,783	0.79	0.25	1.45	(3.43)	(2.38)

(b)	Liquidation. See Note 1.
(c)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF NASDAQ-100®
2023	241,662	31.95	46.13	8,503,353	—	0.25	1.45	46.79	48.33
2022	156,276	21.75	31.10	3,626,879	—	0.25	1.45	(36.87)	(36.22)
2021	302,589	36.98	48.76	11,188,514	—	0.25	1.30	20.03	21.51
2020	227,243	28.70	41.24	6,977,732	0.00	0.25	1.45	38.65	40.32
2019	529,272	20.70	29.39	11,765,578	0.09	0.25	1.45	30.93	32.51
Rydex VIF NASDAQ-100® 2x Strategy (c)
2023	199,945	71.78	147.81	15,279,296	—	0.25	1.45	107.10	109.30
2022	86,551	47.28	70.62	3,463,744	—	0.25	1.45	(62.65)	(62.27)
2021	99,699	126.57	187.16	10,660,065	—	0.25	1.45	46.75	48.53
2020	174,982	63.16	129.48	14,023,444	0.00	0.25	1.45	78.68	80.81
2019	271,071	35.30	71.61	10,247,373	0.23	0.25	1.45	72.64	74.79
Rydex VIF Nova (c)
2023	99,762	23.10	28.04	2,408,690	—	0.25	1.45	29.41	30.78
2022	91,113	21.12	21.44	1,676,812	0.00	0.25	1.45	(33.16)	(32.47)
2021	118,482	31.60	31.75	3,263,113	0.00	0.25	1.45	36.03	37.62
2020	118,098	19.62	23.70	2,388,633	0.01	0.25	1.45	14.77	16.12
2019	161,653	17.07	20.41	2,770,551	1.21	0.25	1.45	38.73	40.47
Rydex VIF Precious Metals
2023	376,729	5.11	9.35	3,030,318	0.00	0.25	1.45	(0.57)	0.39
2022	403,708	5.09	8.80	3,276,447	0.01	0.25	1.45	(14.73)	(13.87)
2021	346,472	5.91	10.32	3,737,032	0.04	0.25	1.45	(13.13)	(12.05)
2020	381,788	6.72	12.69	4,713,784	0.05	0.25	1.45	28.43	30.13
2019	457,383	5.18	9.86	4,255,233	—	0.25	1.45	45.44	47.16
Rydex VIF Real Estate
2023	107,631	8.23	13.87	1,421,965	0.01	0.25	1.45	5.69	6.74
2022	118,849	7.71	9.14	1,476,766	0.01	0.25	1.45	(30.39)	(29.65)
2021	152,454	10.96	13.13	2,704,693	0.01	0.25	1.45	28.22	29.70
2020	158,896	8.45	14.69	2,195,538	0.03	0.25	1.45	(9.94)	(8.82)
2019	314,855	9.28	16.28	4,841,119	2.53	0.25	1.45	19.06	20.51

(c)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF Retailing
2023	24,694	13.77	19.14	431,788	—	0.25	1.30	11.67	12.85
2022	27,963	12.33	16.96	441,522	—	0.25	1.45	(29.54)	(28.86)
2021	22,871	17.50	23.84	544,117	—	0.25	1.45	6.84	8.17
2020	52,322	16.38	22.65	1,142,121	—	0.25	1.45	37.42	39.04
2019	56,056	11.92	16.29	817,853	—	0.25	1.45	19.08	20.49
Rydex VIF Russell 2000® 1.5x Strategy (c)
2023	28,620	17.94	17.94	515,376	—	1.30	1.30	14.71	14.71
2022	29,856	12.42	15.64	468,356	—	0.25	1.30	(36.24)	(35.55)
2021	76,123	19.27	24.53	1,868,089	0.00	0.25	1.30	13.99	15.18
2020	66,840	16.27	21.52	1,379,767	—	0.25	1.45	14.74	16.15
2019	42,450	14.18	18.72	789,623	—	0.25	1.45	29.50	31.09
Rydex VIF Russell 2000® 2x Strategy (c)
2023	884,412	10.12	11.25	8,951,595	0.00	0.25	1.30	16.86	18.17
2022	42,963	9.52	11.81	376,066	—	0.25	1.45	(45.40)	(44.84)
2021	65,167	17.26	21.63	1,029,256	—	0.25	1.45	20.37	21.81
2020	933,496	13.16	17.97	12,377,233	0.00	0.25	1.45	12.03	13.40
2019	114,744	11.72	16.04	1,376,187	0.49	0.25	1.45	40.70	42.51
Rydex VIF S&P 500 2x Strategy (c)
2023	142,899	28.89	36.24	4,391,077	0.00	0.25	1.45	38.96	40.44
2022	87,157	23.17	26.07	1,868,130	—	0.25	1.45	(42.25)	(41.67)
2021	198,666	39.72	45.14	7,567,670	—	0.25	1.45	51.43	53.24
2020	162,308	23.76	29.81	4,045,097	0.01	0.25	1.45	12.87	14.29
2019	213,905	21.01	26.41	4,699,334	—	0.25	1.45	55.44	57.39
Rydex VIF S&P 500 Pure Growth
2023	144,495	15.45	21.84	2,762,923	—	0.25	1.45	1.98	3.07
2022	164,076	15.15	21.19	2,993,418	—	0.25	1.45	(31.29)	(30.62)
2021	285,393	22.05	30.54	7,503,372	—	0.25	1.45	22.03	23.49
2020	183,767	18.07	25.41	3,928,105	—	0.25	1.45	21.77	23.23
2019	296,824	14.84	20.62	5,194,166	—	0.25	1.45	21.04	22.59

(c)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF S&P 500 Pure Value
2023	277,227	13.09	16.10	4,410,036	0.01	0.25	1.45	1.83	2.89
2022	464,490	12.85	14.86	6,978,675	0.01	0.25	1.45	(6.55)	(5.65)
2021	416,862	13.75	15.75	6,896,493	0.01	0.25	1.45	26.49	28.15
2020	630,370	10.87	13.36	8,381,376	0.01	0.25	1.45	(14.48)	(13.49)
2019	556,955	12.71	15.60	8,442,234	0.80	0.25	1.45	17.90	19.38
Rydex VIF S&P MidCap 400 Pure Growth
2023	85,356	11.20	18.83	1,571,764	—	0.25	1.45	9.86	11.03
2022	80,875	10.19	16.96	1,352,697	—	0.25	1.45	(25.84)	(25.09)
2021	104,826	13.74	22.64	2,282,191	—	0.25	1.45	7.34	8.64
2020	173,286	12.80	21.42	3,129,376	—	0.25	1.45	24.76	26.30
2019	139,027	10.26	16.96	2,317,075	—	0.25	1.45	10.44	11.73
Rydex VIF S&P MidCap 400 Pure Value
2023	67,100	16.23	21.49	1,404,464	—	0.25	1.45	22.45	23.76
2022	169,877	13.25	15.32	2,688,160	0.01	0.25	1.45	(9.12)	(8.26)
2021	175,582	14.58	16.70	3,054,010	0.00	0.25	1.45	25.58	27.09
2020	182,298	11.61	15.37	2,759,688	0.00	0.25	1.45	2.65	4.00
2019	97,075	11.31	14.95	1,396,528	—	0.25	1.45	17.08	18.52
Rydex VIF S&P SmallCap 600 Pure Growth
2023	81,440	11.67	16.18	1,303,926	0.00	0.25	1.45	12.52	13.71
2022	77,560	10.36	14.00	1,103,897	—	0.25	1.45	(32.81)	(32.14)
2021	102,576	15.42	20.63	2,110,510	—	0.25	1.45	13.97	15.38
2020	164,386	13.53	18.76	2,816,483	—	0.25	1.45	10.72	12.01
2019	114,122	12.22	16.92	1,882,305	—	0.25	1.45	7.67	8.97
Rydex VIF S&P SmallCap 600 Pure Value
2023	100,085	11.80	14.70	1,433,404	—	0.25	1.45	16.02	17.16
2022	109,464	10.17	11.19	1,356,106	—	0.25	1.45	(12.02)	(11.12)
2021	347,046	11.56	12.59	4,904,922	—	0.25	1.45	37.13	38.81
2020	232,363	8.43	10.49	2,416,477	—	0.25	1.45	(10.03)	(8.98)
2019	100,093	9.37	11.65	1,147,321	0.31	0.25	1.45	15.39	16.76

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF Strengthening Dollar 2x Strategy (c)
2023	91,521	4.28	9.22	630,776	0.00	1.25	1.30	(3.05)	(2.95)
2022	90,582	5.83	9.51	639,137	—	0.25	1.45	10.84	11.90
2021	109,223	5.21	8.58	644,558	—	0.25	1.45	6.19	7.64
2020	111,704	3.74	8.08	609,655	0.01	0.25	1.45	(17.80)	(16.89)
2019	53,414	4.55	9.83	242,829	1.12	0.25	1.45	0.10	1.18
Rydex VIF Technology
2023	180,400	17.00	30.43	3,287,683	—	0.25	1.45	42.74	44.29
2022	178,425	19.91	21.09	2,245,158	—	0.25	1.45	(38.89)	(38.28)
2021	191,170	32.58	34.17	3,900,452	—	0.25	1.45	15.25	16.66
2020	263,530	16.89	30.10	4,803,474	—	0.25	1.45	42.71	44.50
2019	323,722	11.82	20.83	4,179,299	—	0.25	1.45	33.67	35.26
Rydex VIF Telecommunications
2023	96,516	4.21	8.19	470,783	0.01	0.25	1.45	1.87	2.86
2022	99,832	4.13	8.04	468,633	0.00	1.30	1.45	(28.98)	(28.92)
2021	111,541	8.29	11.32	649,455	0.01	0.25	1.45	4.24	5.47
2020	108,354	5.57	10.86	623,044	0.01	0.25	1.45	4.73	5.93
2019	124,740	5.31	10.37	691,507	—	0.25	1.45	8.25	9.64
Rydex VIF Transportation
2023	34,115	14.79	17.78	568,981	—	0.25	1.45	19.25	20.56
2022	27,355	12.40	13.91	383,353	—	0.25	1.45	(37.72)	(37.12)
2021	22,277	19.91	22.12	527,550	—	0.25	1.45	16.91	18.29
2020	31,594	17.03	20.47	627,215	0.00	0.25	1.45	34.41	36.05
2019	21,410	12.67	15.20	321,919	—	0.25	1.45	16.99	18.36
Rydex VIF Utilities
2023	228,411	8.68	13.62	2,178,641	0.02	0.25	1.45	(11.07)	(10.10)
2022	326,043	12.91	15.15	3,426,892	0.01	0.25	1.45	(3.15)	(2.13)
2021	313,209	13.33	15.48	3,597,117	0.01	0.25	1.45	9.53	10.81
2020	361,694	9.19	14.35	3,763,441	0.02	0.25	1.45	(9.25)	(8.19)
2019	485,122	10.11	15.63	5,436,315	0.27	0.25	1.45	13.74	15.18

(c)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF Weakening Dollar 2x Strategy (c)
2023	32,286	2.51	2.68	81,837	0.00	0.25	1.30	(1.18)	(0.37)
2022	40,856	2.54	2.69	104,450	—	0.25	1.30	(22.09)	(21.11)
2021	32,517	3.26	3.41	105,901	—	0.25	1.30	(17.47)	(16.63)
2020	42,357	3.95	4.99	167,310	0.00	0.25	1.45	4.83	6.31
2019	43,395	3.76	4.76	163,093	0.94	0.25	1.45	(8.99)	(7.91)
T. Rowe Price Blue Chip Growth
2023	93,404	23.29	32.00	2,721,019	—	0.25	1.45	42.80	44.21
2022	79,959	16.31	22.19	1,590,798	—	0.25	1.45	(41.20)	(40.60)
2021	94,712	27.74	37.36	3,146,850	—	0.25	1.45	12.22	13.56
2020	91,300	24.72	33.52	2,695,743	—	0.25	1.45	28.08	29.62
2019	122,095	19.30	25.86	2,806,288	—	0.25	1.45	23.96	25.47
T. Rowe Price Capital Appreciation
2023	307,913	21.17	22.49	6,911,313	0.02	0.90	1.25	13.57	13.99
2022	343,813	18.64	19.73	6,763,846	0.01	0.90	1.25	(15.81)	(15.50)
2021	352,417	22.14	23.35	8,217,281	0.01	0.90	1.25	13.31	13.68
2020	391,272	19.54	20.54	8,018,634	0.01	0.90	1.25	12.88	13.29
2019	441,432	17.31	18.13	7,983,811	1.28	0.90	1.25	18.97	19.43
T. Rowe Price Equity Income
2023	69,781	14.20	18.94	1,267,230	0.02	0.25	1.45	4.72	5.81
2022	63,126	13.56	17.90	1,084,192	0.02	0.25	1.45	(7.57)	(6.67)
2021	44,620	14.67	19.18	771,928	0.01	0.25	1.45	19.76	21.24
2020	38,328	12.25	16.12	546,324	0.02	0.25	1.45	(3.47)	(2.30)
2019	40,587	12.69	16.50	608,763	2.04	0.25	1.45	20.51	22.04
T. Rowe Price Growth Stock
2023	229,053	24.47	25.33	5,805,195	—	0.90	1.10	38.72	39.02
2022	255,114	17.64	18.22	4,646,088	—	0.90	1.10	(42.82)	(42.70)
2021	263,315	30.85	31.80	8,378,228	—	0.90	1.10	14.60	14.80
2020	293,148	26.35	27.70	8,121,311	—	0.90	1.25	30.51	30.97
2019	325,359	20.19	21.15	6,879,144	—	0.90	1.25	24.71	25.15

(c)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
T. Rowe Price Health Sciences
2023	523,110	19.15	35.45	10,321,598	—	0.25	1.45	(1.56)	(0.59)
2022	592,832	21.14	35.66	11,825,610	—	0.25	1.45	(16.31)	(15.46)
2021	621,727	25.26	42.18	14,793,088	—	0.25	1.45	7.90	9.22
2020	598,624	21.19	39.35	12,995,970	—	0.25	1.45	23.60	25.12
2019	534,442	17.02	31.45	9,452,204	—	0.25	1.45	23.07	24.51
T. Rowe Price Limited-Term Bond
2023	26,415	7.06	7.48	187,932	0.02	0.25	1.45	0.28	1.36
2022	8,193	7.04	7.38	59,209	0.02	0.25	1.45	(8.69)	(7.75)
2021	12,780	7.71	8.00	100,761	0.01	0.25	1.45	(4.46)	(3.38)
2020	10,076	8.07	8.44	82,656	0.01	0.25	1.45	(0.12)	1.20
2019	5,068	8.08	8.34	41,120	0.88	0.25	1.45	(0.49)	0.72
T. Rowe Price Retirement 2010
2023	147	11.42	11.42	1,673	0.02	0.90	0.90	7.53	7.53
2022	143	10.62	10.62	1,516	0.02	0.90	0.90	(17.67)	(17.67)
2021	139	12.90	12.90	1,784	0.01	0.90	0.90	4.03	4.03
2020	135	12.40	12.40	1,671	0.01	0.90	0.90	7.08	7.08
2019	132	11.58	11.58	1,520	1.82	0.90	0.90	11.13	11.13
T. Rowe Price Retirement 2015
2023	14,332	12.29	12.29	176,071	0.02	0.90	0.90	8.09	8.09
2022	12,642	11.37	11.37	143,743	0.02	0.90	0.90	(17.85)	(17.85)
2021	12,866	13.84	13.84	178,104	0.01	0.90	0.90	4.85	4.85
2020	11,599	13.20	13.20	153,151	0.01	0.90	0.90	7.67	7.67
2019	10,635	12.26	12.26	130,346	2.86	0.90	0.90	12.37	12.37
T. Rowe Price Retirement 2020
2023	9,598	13.23	13.23	126,929	0.02	0.90	0.90	8.62	8.62
2022	9,340	12.18	12.18	113,727	0.02	0.90	0.90	(18.36)	(18.36)
2021	9,032	14.92	14.92	134,698	0.01	0.90	0.90	5.74	5.74
2020	9,849	14.11	14.11	138,935	0.01	0.90	0.90	8.37	8.37
2019	8,155	13.02	13.02	106,182	1.79	0.90	0.90	14.11	14.11

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
T. Rowe Price Retirement 2025
2023	4,754	14.24	14.24	67,769	0.02	0.90	0.90	9.62	9.62
2022	4,545	12.99	12.99	59,109	0.01	0.90	0.90	(19.32)	(19.32)
2021	4,546	16.10	16.10	73,217	0.01	0.90	0.90	7.05	7.05
2020	4,268	15.04	15.04	64,223	0.01	0.90	0.90	9.70	9.70
2019	5,394	13.71	13.71	73,958	1.52	0.90	0.90	15.89	15.89
T. Rowe Price Retirement 2030
2023	21,152	15.26	15.26	322,886	0.02	0.90	0.90	11.31	11.31
2022	19,389	13.71	13.71	265,934	0.01	0.90	0.90	(20.61)	(20.61)
2021	15,963	17.27	17.27	275,657	0.01	0.90	0.90	8.68	8.68
2020	14,219	15.89	15.89	225,940	0.01	0.90	0.90	10.89	10.89
2019	12,370	14.33	14.33	177,268	1.68	0.90	0.90	17.27	17.27
T. Rowe Price Retirement 2035
2023	4,605	16.16	16.16	74,460	0.01	0.90	0.90	13.09	13.09
2022	4,063	14.29	14.29	58,096	0.01	0.90	0.90	(21.57)	(21.57)
2021	5,261	18.22	18.22	95,888	0.00	0.90	0.90	10.09	10.09
2020	14,383	16.55	16.55	238,091	0.01	0.90	0.90	11.98	11.98
2019	4,224	14.78	14.78	62,441	1.71	0.90	0.90	18.43	18.43
T. Rowe Price Retirement 2040
2023	10,287	16.89	16.89	173,747	0.01	0.90	0.90	14.43	14.43
2022	4,496	14.76	14.76	66,391	0.01	0.90	0.90	(22.36)	(22.36)
2021	3,884	19.01	19.01	73,861	0.00	0.90	0.90	11.30	11.30
2020	3,943	17.08	17.08	67,343	0.01	0.90	0.90	13.04	13.04
2019	3,207	15.11	15.11	48,477	0.68	0.90	0.90	19.35	19.35
T. Rowe Price Retirement 2045
2023	499	17.29	17.29	8,625	0.01	0.90	0.90	15.34	15.34
2022	435	14.99	14.99	6,525	0.01	0.90	0.90	(22.61)	(22.61)
2021	264	19.37	19.37	5,111	0.00	0.90	0.90	12.16	12.16
2020	153	17.27	17.27	2,645	0.01	0.90	0.90	13.54	13.54
2019	63	15.21	15.21	963	2.08	0.90	0.90	19.95	19.95

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
T. Rowe Price Retirement 2050
2023	37	17.33	17.33	649	0.01	0.90	0.90	15.53	15.53
2022	21	15.00	15.00	321	0.01	0.90	0.90	(22.64)	(22.64)
2021	5	19.39	19.39	105	—	0.90	0.90	12.41	12.41
2020	—	17.25	17.25	—	—	0.90	0.90	13.49	13.49
2019	204	15.20	15.20	3,108	1.32	0.90	0.90	19.87	19.87
T. Rowe Price Retirement 2055
2023	2,802	17.28	17.28	48,438	0.01	0.90	0.90	15.51	15.51
2022	2,612	14.96	14.96	39,075	0.01	0.90	0.90	(22.69)	(22.69)
2021	2,483	19.35	19.35	48,052	0.00	0.90	0.90	12.30	12.30
2020	3,314	17.23	17.23	57,115	0.01	0.90	0.90	13.43	13.43
2019	2,602	15.19	15.19	39,532	1.15	0.90	0.90	19.89	19.89
T. Rowe Price Retirement Balanced
2023	12,747	10.67	10.67	136,138	0.02	0.90	0.90	6.59	6.59
2022	13,922	10.01	10.01	139,424	0.03	0.90	0.90	(16.79)	(16.79)
2021	18,964	12.03	12.03	228,287	0.02	0.90	0.90	3.71	3.71
2020	9,714	11.60	11.60	112,744	0.01	0.90	0.90	6.62	6.62
2019	16,127	10.88	10.88	175,496	1.58	0.90	0.90	10.34	10.34
Templeton Developing Markets VIP Fund
2023	453,811	8.27	16.90	5,472,435	0.02	0.25	1.45	7.71	9.08
2022	503,940	13.65	15.69	5,591,175	0.02	0.25	1.45	(25.39)	(24.50)
2021	582,580	18.08	21.03	8,749,873	0.01	0.25	1.45	(9.86)	(8.73)
2020	472,510	11.37	23.33	6,846,325	0.04	0.25	1.45	12.02	13.42
2019	319,000	10.15	20.82	5,635,375	0.86	0.25	1.45	21.19	22.70
Templeton Foreign VIP Fund
2023	399,328	8.21	14.52	3,680,596	0.03	0.25	1.45	15.61	16.91
2022	490,692	7.56	12.42	3,876,550	0.03	0.25	1.45	(11.68)	(10.52)
2021	532,568	8.01	13.56	4,744,177	0.01	0.25	1.45	(0.37)	0.82
2020	1,118,366	8.04	13.77	9,817,548	0.05	0.25	1.45	(5.52)	(4.31)
2019	223,463	8.51	14.39	2,276,332	1.62	0.25	1.45	7.57	8.93

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Templeton Global Bond VIP Fund
2023	117,059	6.03	6.83	765,260	—	0.25	1.45	(1.47)	(0.44)
2022	115,003	6.12	6.99	757,221	—	0.25	1.45	(8.79)	(7.91)
2021	147,559	6.71	7.45	1,060,716	—	0.25	1.45	(9.20)	(8.02)
2020	187,725	7.39	8.26	1,482,690	0.07	0.25	1.45	(9.44)	(8.22)
2019	225,703	8.16	9.00	1,951,495	6.97	0.25	1.45	(2.39)	(1.32)
Templeton Growth VIP Fund
2023	426	9.92	9.92	4,227	0.03	1.25	1.45	15.89	15.89
2022	414	8.56	8.56	3,545	0.00	1.45	1.45	(15.16)	(15.16)
2021	403	10.09	10.09	4,064	0.01	1.45	1.45	0.30	0.30
2020	391	10.06	12.26	3,933	0.03	0.25	1.45	1.21	2.42
2019	380	9.94	11.97	3,771	2.76	0.25	1.45	10.20	11.45
Third Avenue Value
2023	6,316	12.10	12.10	76,425	0.00	1.45	1.45	15.79	15.79
2022	57,455	10.45	10.45	600,789	0.00	1.45	1.45	11.29	11.29
2021	2,424	9.39	9.39	22,774	0.01	1.45	1.45	16.65	16.65
2020	2,115	8.05	8.82	17,020	0.02	0.25	1.45	(6.61)	(5.57)
2019	2,052	8.62	9.34	17,694	0.28	0.25	1.45	7.62	8.86
TOPS® Aggressive Growth ETF
2023	3,306	12.98	12.98	42,918	0.01	0.25	0.25	13.36	13.36
2022	—	10.82	10.82	—	—	1.45	1.45	(19.61)	(19.61)
2021	25,530	13.46	13.46	343,684	0.01	1.45	1.45	13.97	13.97
2020	—	11.81	12.30	—	—	0.25	1.45	7.36	8.66
2019	—	11.00	11.32	—	—	0.25	1.45	18.66	20.17
TOPS® Balanced ETF
2023	90,534	10.75	10.75	973,011	0.02	0.25	0.25	7.61	7.61
2022	57,409	9.99	9.99	573,171	0.02	0.25	0.25	(14.18)	(14.18)
2021	14,845	11.64	11.64	172,797	—	0.25	0.25	5.82	5.82
2020	—	10.63	11.07	—	—	0.25	1.45	3.40	4.63
2019	—	10.28	10.58	—	—	0.25	1.45	10.78	12.08

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
TOPS® Conservative ETF
2023	77,666	10.13	10.13	786,319	0.02	0.25	0.25	5.52	5.52
2022	68,324	9.07	9.60	655,829	0.00	0.25	1.45	(12.87)	(12.01)
2021	420,872	10.41	10.91	4,405,671	0.02	0.25	1.45	1.66	2.83
2020	50,008	10.24	10.67	530,413	—	0.25	1.45	1.99	3.29
2019	—	10.04	10.33	—	—	0.25	1.45	6.47	7.72
TOPS® Growth ETF
2023	32,000	12.39	12.39	396,338	0.01	0.25	0.25	12.13	12.13
2022	23,504	10.44	11.05	259,673	0.01	0.25	1.45	(18.44)	(17.66)
2021	49,986	12.80	13.42	648,162	0.00	0.25	1.45	11.21	12.58
2020	—	11.51	11.99	—	—	0.25	1.45	6.48	7.82
2019	—	10.81	11.12	—	—	0.25	1.45	16.36	17.80
TOPS® Managed Risk Balanced ETF
2023	—	7.18	7.68	—	—	0.25	1.45	4.06	5.21
2022	—	7.30	7.30	—	—	0.25	0.25	(33.82)	(33.82)
2021	—	10.53	11.10	—	—	0.25	1.45	3.34	4.62
2020	—	10.19	10.61	—	—	0.25	1.45	0.99	2.12
2019	—	10.09	10.39	—	—	0.25	1.45	8.61	9.95
TOPS® Managed Risk Moderate Growth ETF
2023	—	9.34	9.99	—	—	0.25	1.45	1.74	2.88
2022	—	9.18	9.18	—	—	1.45	1.45	(16.47)	(16.47)
2021	47,434	10.99	10.99	521,199	0.02	1.25	1.25	5.88	5.88
2020	—	10.38	10.82	—	—	0.25	1.45	0.87	2.17
2019	—	10.29	10.59	—	—	0.25	1.45	10.17	11.47
TOPS® Moderate Growth ETF
2023	67,988	11.63	11.63	790,527	0.01	0.25	0.25	9.61	9.61
2022	60,858	10.61	10.61	645,671	0.03	0.25	0.25	(15.86)	(15.86)
2021	—	12.03	12.69	—	—	0.25	1.45	7.60	9.02
2020	—	11.18	11.64	—	—	0.25	1.45	5.47	6.69
2019	—	10.60	10.91	—	—	0.25	1.45	13.37	14.72

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
VanEck VIP Global Gold
2023	40,924	8.56	8.83	356,983	—	0.25	1.45	5.75	6.87
2022	22,569	8.01	8.35	185,133	—	0.25	1.45	(16.92)	(16.13)
2021	19,870	9.55	10.05	196,388	0.12	0.25	1.45	(17.76)	(16.81)
2020	32,649	11.48	12.22	392,379	0.03	0.25	1.45	32.54	34.22
2019	22,239	8.56	9.22	204,382	—	0.25	1.45	32.66	34.37
VanEck VIP Global Resources
2023	102,644	4.96	6.17	518,297	0.02	0.25	1.45	(7.77)	(6.94)
2022	91,297	5.33	6.69	504,114	0.02	0.25	1.45	3.56	4.72
2021	20,720	5.09	6.46	124,830	0.00	0.25	1.45	13.53	14.90
2020	26,572	4.43	5.69	146,413	0.00	0.25	1.45	13.80	15.01
2019	19,680	3.86	5.00	94,280	—	0.25	1.45	6.61	7.97
Vanguard® VIF Balanced
2023	269,632	12.92	14.34	3,821,044	0.02	0.25	1.85	9.12	10.65
2022	181,747	11.84	12.96	2,320,159	0.02	0.25	1.85	(18.18)	(17.03)
2021	205,408	14.47	15.62	3,152,836	0.01	0.25	1.85	13.40	15.19
2020	70,960	12.76	13.68	938,575	0.02	0.25	1.85	5.37	7.13
2019	58,693	12.11	12.77	731,574	2.47	0.25	1.85	16.67	18.46
Vanguard® VIF Capital Growth
2023	66,991	18.41	20.43	1,335,928	0.01	0.25	1.85	22.16	23.89
2022	76,363	15.07	16.49	1,233,196	0.01	0.25	1.85	(19.28)	(18.20)
2021	67,802	18.67	20.16	1,311,086	0.01	0.25	1.85	15.75	17.69
2020	62,250	16.13	17.29	1,037,907	0.01	0.25	1.85	11.86	13.68
2019	61,457	14.42	15.21	909,794	1.65	0.25	1.85	20.57	22.46
Vanguard® VIF Conservative Allocation
2023	590,405	10.01	11.12	6,285,486	0.02	0.25	1.85	7.29	8.91
2022	644,903	9.33	10.21	6,273,187	0.02	0.25	1.85	(18.73)	(17.59)
2021	583,293	11.48	12.39	6,875,828	0.02	0.25	1.85	0.97	2.57
2020	234,847	11.37	12.19	2,724,001	0.02	0.25	1.85	6.46	8.16
2019	123,092	10.68	11.27	1,349,658	1.45	0.25	1.85	10.33	12.03

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Vanguard® VIF Diversified Value
2023	108,185	14.92	16.56	1,769,036	0.01	0.25	1.85	14.68	16.29
2022	95,380	13.01	14.38	1,350,005	0.01	0.25	1.85	(15.52)	(14.30)
2021	50,133	15.40	16.62	826,973	0.01	0.25	1.85	24.29	26.29
2020	18,339	12.39	13.29	236,656	0.02	0.25	1.85	6.44	8.22
2019	34,678	11.64	12.28	411,821	2.29	0.25	1.85	19.75	21.70
Vanguard® VIF Equity Income
2023	212,413	14.70	16.32	3,442,100	0.03	0.25	1.85	3.16	4.62
2022	186,703	14.25	15.60	2,888,853	0.02	0.25	1.85	(5.19)	(3.82)
2021	115,229	15.03	16.22	1,844,856	0.02	0.25	1.85	19.38	21.32
2020	83,154	12.59	13.50	1,102,923	0.02	0.25	1.85	(1.64)	(0.07)
2019	82,724	12.80	13.51	1,094,241	2.44	0.25	1.85	18.52	20.41
Vanguard® VIF Equity Index
2023	609,989	17.70	19.65	11,949,221	0.01	0.25	1.85	20.33	22.05
2022	395,088	14.71	16.10	6,333,751	0.01	0.25	1.85	(21.92)	(20.81)
2021	245,632	18.84	20.33	4,968,973	0.01	0.25	1.85	22.50	24.42
2020	79,786	15.38	16.49	1,297,571	0.01	0.25	1.85	12.59	14.36
2019	36,318	13.66	14.42	516,380	0.48	0.25	1.85	24.98	27.05
Vanguard® VIF Global Bond Index
2023	139,186	8.74	8.74	1,215,698	0.02	0.25	0.25	3.19	3.19
2022	140,583	8.47	8.47	1,190,887	0.02	0.25	0.25	(15.97)	(15.97)
2021	59,734	10.08	10.08	601,922	0.02	0.25	0.25	(4.91)	(4.91)
2020	6,855	10.35	10.63	72,702	0.00	0.25	1.85	1.67	3.20
2019	—	10.18	10.30	—	—	0.25	1.85	1.80	3.00
Vanguard® VIF Growth
2023	132,071	18.37	20.39	2,679,715	0.00	0.25	1.85	33.79	35.66
2022	110,991	13.73	15.03	1,659,794	—	0.25	1.85	(36.38)	(35.47)
2021	69,389	21.58	23.29	1,598,527	0.00	0.25	1.85	12.28	14.05
2020	12,652	19.22	20.61	245,973	0.00	0.25	1.85	36.31	38.51
2019	7,851	14.10	14.88	111,198	0.41	0.25	1.85	27.49	29.50

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Vanguard® VIF High Yield Bond
2023	119,479	9.87	10.96	1,302,723	0.05	0.25	1.85	6.59	8.09
2022	125,760	9.26	10.14	1,268,891	0.03	0.25	1.85	(13.54)	(12.28)
2021	105,111	10.71	11.56	1,208,776	0.05	0.25	1.85	(1.20)	0.35
2020	120,169	10.84	11.63	1,381,463	0.03	0.25	1.85	0.65	2.29
2019	83,688	10.77	11.37	941,573	6.22	0.25	1.85	10.12	12.02
Vanguard® VIF International
2023	321,725	13.65	15.16	4,874,327	0.02	0.25	1.85	9.38	10.98
2022	297,875	12.48	13.66	4,066,260	0.01	0.25	1.85	(33.26)	(32.31)
2021	281,760	18.70	20.18	5,683,100	0.00	0.25	1.85	(6.22)	(4.72)
2020	154,942	19.94	21.38	3,268,296	0.01	0.25	1.85	50.04	52.50
2019	118,105	13.29	14.02	1,637,641	1.15	0.25	1.85	25.02	26.99
Vanguard® VIF Mid-Cap Index
2023	341,916	14.35	15.93	5,294,468	0.01	0.25	1.85	10.64	12.18
2022	340,826	12.97	14.20	4,677,611	0.01	0.25	1.85	(22.52)	(21.42)
2021	277,347	16.74	18.07	4,827,809	0.01	0.25	1.85	18.47	20.39
2020	190,747	14.13	15.15	2,744,483	0.01	0.25	1.85	12.41	14.25
2019	71,205	12.57	13.26	914,575	0.62	0.25	1.85	24.70	26.65
Vanguard® VIF Moderate Allocation
2023	1,067,397	11.36	12.61	13,307,614	0.02	0.25	1.85	10.29	11.89
2022	805,102	10.30	11.27	8,956,922	0.02	0.25	1.85	(19.72)	(18.63)
2021	436,212	12.83	13.85	5,869,009	0.02	0.25	1.65	4.82	6.54
2020	444,966	12.24	13.12	5,614,456	0.01	0.25	1.85	8.32	10.07
2019	156,912	11.30	11.92	1,843,165	1.80	0.25	1.85	13.91	15.73
Vanguard® VIF Real Estate Index
2023	180,754	10.48	11.64	2,093,474	0.02	0.25	1.85	6.61	8.18
2022	180,052	9.83	10.76	1,927,120	0.01	0.25	1.85	(29.63)	(28.65)
2021	98,657	13.97	15.08	1,480,447	0.01	0.25	1.85	33.56	35.73
2020	24,763	10.46	11.21	273,043	0.01	0.25	1.85	(9.36)	(7.96)
2019	14,711	11.54	12.18	172,402	1.40	0.25	1.85	22.64	24.67

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Vanguard® VIF Short Term Investment Grade
2023	993,331	7.93	8.80	8,728,664	0.02	0.25	1.85	1.28	2.68
2022	847,032	7.83	8.57	7,236,472	0.02	0.25	1.85	(10.00)	(8.73)
2021	622,758	8.70	9.39	5,829,899	0.01	0.25	1.85	(5.13)	(3.59)
2020	199,759	9.17	9.83	1,942,195	0.03	0.25	1.85	0.44	2.08
2019	92,945	9.13	9.63	885,722	2.74	0.25	1.85	0.66	2.34
Vanguard® VIF Small Company Growth (c)
2023	14,878	15.51	15.51	230,648	0.00	0.25	0.25	15.83	15.83
2022	16,761	13.39	13.39	224,335	0.00	0.25	0.25	(27.70)	(27.70)
2021	17,036	18.52	18.52	315,474	0.00	0.25	0.25	10.57	10.57
2020	17,605	15.77	16.91	294,852	0.01	0.25	1.85	17.34	19.25
2019	11,430	13.44	14.18	160,749	0.74	0.25	1.85	21.96	23.95
Vanguard® VIF Total Bond Market Index
2023	2,125,581	7.52	8.35	17,650,757	0.02	0.25	1.85	0.80	2.20
2022	1,374,916	7.46	8.17	11,168,900	0.02	0.25	1.85	(17.20)	(15.95)
2021	1,193,149	9.01	9.72	11,527,976	0.02	0.25	1.85	(6.34)	(4.89)
2020	429,315	9.62	10.32	4,378,791	0.02	0.25	1.85	2.45	4.14
2019	290,954	9.39	9.91	2,852,581	2.33	0.25	1.85	3.53	5.20
Vanguard® VIF Total International Stock Market Index
2023	1,012,992	10.10	10.82	10,949,848	0.03	0.25	1.85	10.26	11.89
2022	788,650	9.16	9.67	7,620,471	0.03	0.25	1.85	(19.86)	(18.74)
2021	453,639	11.43	11.90	5,392,917	0.02	0.25	1.85	3.44	5.12
2020	75,636	11.05	11.35	855,008	0.01	0.25	1.85	5.84	7.58
2019	28,834	10.44	10.55	303,348	—	0.25	1.85	4.40	5.50
Vanguard® VIF Total Stock Market Index
2023	1,220,645	17.10	18.98	23,045,885	0.01	0.25	1.85	20.25	21.98
2022	1,063,489	14.22	15.56	16,532,901	0.01	0.25	1.85	(23.22)	(22.16)
2021	841,611	18.52	19.99	16,793,913	0.01	0.25	1.85	19.64	21.59
2020	187,528	15.48	16.59	3,064,148	0.01	0.25	1.85	14.84	16.67
2019	116,239	13.48	14.22	1,623,787	1.12	0.25	1.85	24.58	26.51

(c)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Victory RS Partners (c)
2023	14,700	32.77	32.77	482,425	0.01	0.90	0.90	11.24	11.24
2022	15,387	29.46	29.46	453,894	0.00	0.90	0.90	(8.20)	(8.20)
2021	17,811	32.09	32.09	572,076	—	0.90	0.90	24.67	24.67
2020	19,212	25.74	25.74	495,005	—	0.90	0.90	(3.41)	(3.41)
2019	20,357	26.65	26.65	542,958	0.90	0.90	0.90	25.71	25.71
Victory RS Science and Technology
2023	24,387	28.14	29.13	711,607	—	0.90	1.10	27.27	27.54
2022	24,671	22.11	22.84	564,416	—	0.90	1.10	(45.77)	(45.67)
2021	33,576	40.77	42.04	1,412,788	—	0.90	1.10	(12.92)	(12.73)
2020	42,257	45.83	48.17	2,036,781	—	0.90	1.25	58.14	58.71
2019	40,788	28.98	30.35	1,238,664	—	0.90	1.25	33.55	34.00
Victory RS Value
2023	111,370	15.21	15.74	1,752,623	0.01	0.90	1.10	3.26	3.42
2022	117,249	14.73	15.22	1,784,105	0.00	0.90	1.10	(6.89)	(6.68)
2021	120,586	15.82	16.31	1,965,988	0.00	0.90	1.10	22.26	22.45
2020	136,276	12.67	13.32	1,813,765	—	0.90	1.25	(6.70)	(6.33)
2019	174,502	13.58	14.22	2,478,079	0.63	0.90	1.25	25.97	26.29
Virtus Ceredex Mid Cap Value Equity
2023	8,328	18.11	18.11	151,417	0.01	0.90	0.90	6.40	6.40
2022	14,482	17.02	17.02	246,998	0.01	0.90	0.90	(17.50)	(17.50)
2021	15,659	20.63	20.63	323,619	—	0.90	0.90	23.83	23.83
2020	18,546	16.66	16.66	309,476	0.01	0.90	0.90	(5.34)	(5.34)
2019	25,192	17.60	17.60	443,713	0.96	0.90	0.90	27.63	27.63
Virtus Duff & Phelps Real Estate Securities Series
2023	26,423	12.51	13.49	349,118	0.02	0.25	1.45	6.47	7.49
2022	24,938	11.75	12.55	307,220	0.01	0.25	1.45	(29.17)	(28.41)
2021	25,176	16.59	17.53	434,799	0.01	0.25	1.45	40.12	41.71
2020	26,873	11.84	12.55	321,081	0.01	0.25	1.45	(5.88)	(4.71)
2019	8,142	12.58	13.17	102,826	1.65	0.25	1.45	21.90	23.43

(c)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Virtus KAR Small-Cap Growth Series
2023	58,389	26.15	28.90	1,566,755	—	0.25	1.45	14.74	15.88
2022	33,178	22.79	24.94	799,947	—	0.25	1.45	(33.23)	(32.54)
2021	45,236	34.13	36.97	1,624,708	—	0.25	1.25	0.41	1.62
2020	41,193	33.99	36.84	1,450,876	—	0.25	1.45	38.34	39.97
2019	46,042	24.57	26.32	1,162,475	—	0.25	1.45	31.32	32.93
Virtus Newfleet Multi-Sector Intermediate Bond Series
2023	15,922	8.63	9.20	143,587	0.05	0.25	1.45	4.10	5.14
2022	14,285	8.29	8.75	122,810	0.04	0.25	1.45	(13.28)	(12.41)
2021	12,099	9.56	9.99	119,700	0.01	0.25	1.45	(3.34)	(2.15)
2020	57,161	9.89	10.36	582,420	0.03	0.25	1.45	1.85	3.19
2019	61,550	9.71	10.04	608,302	2.72	0.25	1.45	5.66	6.92
Virtus SGA International Growth Series
2023	39,863	8.26	8.92	351,942	0.00	0.25	1.45	13.15	14.30
2022	45,238	7.30	7.81	349,964	—	0.25	1.45	(22.01)	(21.19)
2021	56,985	9.36	9.91	558,722	—	0.25	1.45	3.54	4.87
2020	90,912	9.04	9.45	849,898	—	0.25	1.45	18.32	19.62
2019	93,139	7.64	7.90	728,469	0.67	0.25	1.45	13.35	14.83
Virtus Strategic Allocation Series
2023	21,133	12.11	13.78	283,692	0.01	0.25	1.45	17.12	18.28
2022	14,400	10.34	11.65	152,779	0.00	0.25	1.45	(33.46)	(32.78)
2021	18,560	15.54	17.33	293,684	0.00	0.25	1.45	2.85	4.15
2020	7,705	15.11	16.89	118,378	0.01	0.25	1.45	28.16	30.10
2019	6,443	11.79	13.02	75,964	1.30	0.25	1.45	20.55	22.02
Voya MidCap Opportunities Portfolio
2023	10,233	17.13	22.82	225,751	—	0.25	1.45	18.22	19.48
2022	10,051	14.49	19.10	185,880	—	0.25	1.45	(28.48)	(27.79)
2021	9,525	20.26	26.45	243,933	—	0.25	1.45	6.74	8.09
2020	2,215	18.98	24.85	54,225	—	0.25	1.45	34.42	36.09
2019	839	14.12	18.26	11,803	0.09	0.25	1.45	23.32	24.73

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
VY CBRE Global Real Estate Portfolio
2023	16,333	9.26	10.74	175,435	0.01	0.25	1.45	7.42	8.59
2022	14,843	8.62	9.89	145,663	0.03	0.25	1.45	(28.35)	(27.65)
2021	14,453	12.03	13.67	196,061	0.02	0.25	1.45	28.12	29.70
2020	10,568	9.39	10.71	106,892	0.05	0.25	1.45	(9.36)	(8.23)
2019	9,769	10.36	11.67	108,611	2.48	0.25	1.45	18.81	20.19
VY CBRE Real Estate Portfolio
2023	—	11.85	11.85	—	—	1.25	1.45	9.12	9.12
2022	—	12.99	12.99	—	—	0.25	0.25	(29.56)	(29.56)
2021	32,526	18.44	18.44	599,805	0.00	0.25	0.25	46.93	46.93
2020	—	10.73	12.75	—	—	0.25	1.45	(10.73)	(9.64)
2019	—	12.02	14.11	—	—	0.25	1.45	22.40	23.88
Western Asset Variable Global High Yield Bond
2023	125,064	8.49	10.38	1,284,834	0.05	0.25	1.45	5.31	6.52
2022	128,861	8.06	8.90	1,257,437	0.05	0.25	1.45	(17.42)	(16.67)
2021	175,859	9.76	10.68	2,057,484	0.04	0.25	1.45	(3.37)	(2.20)
2020	176,766	10.10	12.13	2,136,722	0.02	0.25	1.45	2.43	3.74
2019	355,049	9.86	11.76	4,169,164	4.87	0.25	1.45	9.07	10.32

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. Average net assets is a simple average of net assets and will not reflect offsetting changes in net assets occurring within a year. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2)

These ratios represent the annualized contract expenses of the Account, consisting primarily of administrative and mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to the unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded. The additional fees for the mortality and expense risk charges applied to policies whose contract values are less than $100,000 are excluded from these ratios because they result in reductions of contract owner units, rather than direct reductions to the unit values. See Note 2.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the inception date through the end of the reporting period.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

(4)	Unit value information is calculated on a daily basis regardless of whether or not the subaccount has contractholders.

5. Subsequent Events

The Account has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.